AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2002
-----------------------------------------------------------------------------

                                                          FILE NOS.    333-31288
                                                                       811-09227

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 6 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 27 /X/

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                        ANGELA M. KING, ESQUIRE
FOLEY & LARDNER                                 ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                             3100 SANDERS ROAD
SUITE 500                                       SUITE J5B
WASHINGTON, D.C. 20007                          NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2002 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94036
PALATINE, ILLINOIS 60094-4036
TELEPHONE NUMBER: 1-800-390-1277          PROSPECTUS DATED MAY 1, 2002

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

- Putnam Allstate Advisor

- Putnam Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 27 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life Insurance Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

Putnam VT American Government Income Fund       Putnam VT International New Opportunities Fund
Putnam VT Asia Pacific Growth Fund*             Putnam VT Investors Fund
Putnam VT Capital Appreciation Fund             Putnam VT Money Market Fund
Putnam VT Diversified Income Fund               Putnam VT New Opportunities Fund
Putnam VT The George Putnam Fund of Boston      Putnam VT New Value Fund
Putnam VT Global Asset Allocation Fund          Putnam VT OTC & Emerging Growth Fund
Putnam VT Global Growth Fund                    Putnam VT Research Fund
Putnam VT Growth and Income Fund                Putnam VT Small Cap Value Fund
Putnam VT Growth Opportunities Fund             Putnam VT Technology Fund*
Putnam VT Health Sciences Fund                  Putnam VT Utilities Growth and Income Fund
Putnam VT High Yield Fund                       Putnam VT Vista Fund
Putnam VT Income Fund                           Putnam VT Voyager Fund
Putnam VT International Growth Fund             Putnam VT Voyager Fund II
Putnam VT International Growth and Income Fund

WE (Allstate) have filed a Statement of Additional Information, dated May 1, 2002 , with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 45 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

*This investment alternative is expected to be closed to further investment in the near future. Please see the section INVESTMENT ALTERNATIVES: VARIABLE SUB-ACCOUNTS for details.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

                               1    - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                  PAGE
------------------------------------------------------
OVERVIEW
------------------------------------------------------
   Important Terms                                3
------------------------------------------------------
   The Contracts at a Glance                      5
------------------------------------------------------
   How the Contracts Work                         8
------------------------------------------------------
   Expense Table                                  9
------------------------------------------------------
   Financial Information                         14
------------------------------------------------------
CONTRACT FEATURES
------------------------------------------------------
   The Contracts                                 15
------------------------------------------------------
   Purchases                                     16
------------------------------------------------------
   Contract Value                                17
------------------------------------------------------
   Investment Alternatives                       19
------------------------------------------------------
      The Variable Sub-Accounts                  19
------------------------------------------------------
      The Fixed Account Options                  22
------------------------------------------------------
      Transfers                                  23
------------------------------------------------------
   Expenses                                      24
------------------------------------------------------
   Access to Your Money                          27
------------------------------------------------------

------------------------------------------------------
                                                  PAGE

   Income Payments                               28
------------------------------------------------------
   Death Benefits                                33
------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------
   More Information                              37
------------------------------------------------------
   Taxes                                         39
------------------------------------------------------
   Performance Information                       45
------------------------------------------------------
   Statement of Additional Information Table
   of Contents                                   46
------------------------------------------------------
APPENDIX A -- CONTRACT COMPARISON CHART         A-1
------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES          B-1
------------------------------------------------------
APPENDIX C -- WITHDRAWAL ADJUSTMENT
EXAMPLE -- INCOME BENEFITS                      C-1
------------------------------------------------------
APPENDIX D -- WITHDRAWAL ADJUSTMENT
EXAMPLE -- DEATH BENEFITS                       D-1
------------------------------------------------------
APPENDIX E -- CALCULATION OF EARNINGS
PROTECTION DEATH BENEFIT OPTION                 E-1
------------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                              PAGE(S)
-----------------------------------------------------
   Accumulation Phase                               8
-----------------------------------------------------
   Accumulation Unit                           14, 17
-----------------------------------------------------
   Accumulation Unit Value                     14, 17
-----------------------------------------------------
   Allstate ("We")                              1, 57
-----------------------------------------------------
   Annuitant                                       15
-----------------------------------------------------
   Automatic Additions Program                     16
-----------------------------------------------------
   Automatic Fund Rebalancing Program              24
-----------------------------------------------------
   Beneficiary                                  8, 15
-----------------------------------------------------
   Cancellation Period                          5, 17
-----------------------------------------------------
   *Contract                                    1, 15
-----------------------------------------------------
   Contract Anniversary                             6
-----------------------------------------------------
   Contract Owner ("You")                       8, 15
-----------------------------------------------------
   Contract Value                                  17
-----------------------------------------------------
   Contract Year                                    6
-----------------------------------------------------
   Dollar Cost Averaging Program                   23
-----------------------------------------------------
   Due Proof of Death                              33
-----------------------------------------------------
   Earnings Protection Death Benefit
   Option                                       6, 34
-----------------------------------------------------
   Enhanced Beneficiary Protection
   Option                                       6, 34
-----------------------------------------------------
   Excess of Earnings Withdrawal                   34
-----------------------------------------------------
   Fixed Account Options                        1, 22
-----------------------------------------------------
   Free Withdrawal Amount                       9, 25
-----------------------------------------------------
   Funds                                 1, 19-20, 38
-----------------------------------------------------

-----------------------------------------------------
                                              PAGE(S)

   Guarantee Period                                22
-----------------------------------------------------
   Income Base                                  6, 32
-----------------------------------------------------
   Income Plan                                  8, 28
-----------------------------------------------------
   In-Force Earnings                               34
-----------------------------------------------------
   In-Force Premium                                34
-----------------------------------------------------
   Investment Alternatives               1, 19-20, 22
-----------------------------------------------------
   Issue Date                                       8
-----------------------------------------------------
   Maximum Anniversary Value                       33
-----------------------------------------------------
   Payout Phase                                     8
-----------------------------------------------------
   Payout Start Date                            8, 28
-----------------------------------------------------
   Retirement Income Guarantee Rider            6, 31
-----------------------------------------------------
   Rider Application Date                       6, 15
-----------------------------------------------------
   Rider Date                                  31, 34
-----------------------------------------------------
   Right to Cancel                              5, 17
-----------------------------------------------------
   SEC                                              1
-----------------------------------------------------
   Settlement Value                                33
-----------------------------------------------------
   Standard Fixed Account Option                   22
-----------------------------------------------------
   Systematic Withdrawal Program                   27
-----------------------------------------------------
   Valuation Date                              17, 29
-----------------------------------------------------
   Variable Account                             1, 38
-----------------------------------------------------
   Variable Sub-Account                      1, 19-20
-----------------------------------------------------

*In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                            3     - PROSPECTUS

OVERVIEW OF CONTRACTS
-------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

- The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

- The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences between the Contracts relate to the minimum initial purchase payment, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

                            4     - PROSPECTUS

THE CONTRACTS AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase each Contract with as little as $10,000.

                                            We reserve the right to accept a lesser initial purchase
                                            payment amount for each Contract.

                                            PUTNAM ALLSTATE ADVISOR CONTRACTS that are QUALIFIED
                                            CONTRACTS, which are Contracts issued with a qualified plan, can be purchased with an initial purchase payment of $500 or more. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500
                                            ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000. You must maintain a minimum account size of $1,000.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent federal or state law
                                            permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges.

                            5     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

EXPENSES                                    Each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the
                                            following expenses:

                                            PUTNAM ALLSTATE ADVISOR CONTRACTS

                                            -  Annual mortality and expense risk charge equal to 1.25%
                                               of average daily net assets.
                                            -  Annual contract maintenance charge of $30 (waived in
                                               certain cases)
                                            -  Withdrawal charges ranging from 0% to 7% of purchase
                                               payments withdrawn (with certain exceptions)

                                            PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS
                                            -  Annual mortality and expense risk charge equal to 1.65%
                                               of average daily net assets.
                                            -  Withdrawal charges ranging from 0% to 2% of purchase
                                               payments withdrawn (with certain exceptions)

                                            ALL CONTRACTS
                                            -  If you select the ENHANCED BENEFICIARY PROTECTION OPTION you would pay an additional mortality and expense risk
                                               charge of 0.15%.
                                            -  If you select the EARNINGS PROTECTION DEATH BENEFIT
                                               OPTION you would pay an additional mortality and expense
                                               risk charge of 0.20% or 0.35% (depending on the age of
                                               the oldest Owner and Annuitant on the date we receive the
                                               completed application or request to add the Option,
                                               whichever is later ("RIDER APPLICATION DATE")).
                                            -  If you select a RETIREMENT INCOME GUARANTEE RIDER you
                                               would pay an additional fee at the annual rate of 0.05%
                                               or 0.30% (depending on the option you select) of the
                                               INCOME BASE in effect on a Contract Anniversary
                                               ("CONTRACT ANNIVERSARY").
                                            -  Transfer fee equal to 0.50% of the amount transferred
                                               after 12th transfer in any Contract Year ("CONTRACT
                                               YEAR"), which we measure from the date we issue your
                                               Contract or a Contract Anniversary.
                                            -  State premium tax (if your state imposes one)
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     Each Contract offers several investment alternatives
                                            including:
                                            -  a Standard Fixed Account Option that credits interest at rates we guarantee, and
                                            -  27 Variable Sub-Accounts investing in Funds offering
                                               professional money management by Putnam Investment
                                               Management, LLC.
                                            PUTNAM ALLSTATE ADVISOR CONTRACTS offer 2 additional Fixed
                                            Account Options that credit interest at rates we guarantee.
                                            To find out current rates being paid on the Fixed Account
                                            Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-390-1277.

                            6     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC FUND REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a joint and survivor life income with guaranteed payments
                                            -  guaranteed payments for a specified period
                                            -  combination life income and guaranteed payments for a
                                               specified period
                                            -  combination joint and survivor life income and guaranteed payments for a specified period
                                            -  life income with cash refund
                                            -  joint life income with cash refund
                                            -  life income with installment refund
                                            -  joint life income with installment refund
                                            Allstate also offers two Retirement Income Guarantee Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you die before income payments begin, we will pay the
                                            death benefit described in the Contract. We also offer an
                                            Enhanced Beneficiary Protection Option and an Earnings
                                            Protection Death Benefit Option.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract
                                            Value among the investment alternatives, with certain
                                            restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

                                            A charge may apply after the 12th transfer in each Contract
                                            Year.
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout
                                            Phase in certain cases. In general, you must withdraw at
                                            least $50 at a time ($1,000 during the Payout Phase).
                                            Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional
                                            10% federal tax penalty. A withdrawal charge also may apply.

                            7     - PROSPECTUS

HOW THE CONTRACTS WORK
-------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 26. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

     ISSUE                 ACCUMULATION PHASE               PAYOUT START   PAYOUT PHASE
     DATE                                                       DATE
   -----------------------------------------------------------------------------------------------------------
   You buy     You save for retirement                      You elect to   You can receive   Or you can
   a                                                        receive        income payments   receive income
   Contract                                                 income         for a set         payments for life
                                                            payments or    period
                                                            receive a
                                                            lump sum
                                                            payment

Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

                            8     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                               Number of Complete Years Since We Received the
                               Purchase Payment Being Withdrawn/
Contract:                      Applicable Charge:
---------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor          0           1              2           3           4           5           6             7+
                                7%          7%             6%          5%          4%          3%          2%             0%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor
  Preferred                      0           1             2+
                                2%          1%             0%
---------------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance
  Charge
---------------------------------------------------------------------------------------------------------------------------------
Contract:
---------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                               $30**
---------------------------------------------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                     none
---------------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                           0.50% of the amount transferred***
---------------------------------------------------------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to the FREE WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

 **Waived in certain cases. See "Expenses."

***Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

                            9     - PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)
PUTNAM ALLSTATE ADVISOR:

                                                                                                               With the Earnings
                                                                                                                Protection Death
                                                                                                               Benefit Option and
                                                                 With the Enhanced       With the Earnings        the Enhanced
                                                               Beneficiary Protection     Protection Death        Beneficiary
                                              Basic Contract           Option              Benefit Option      Protection Option
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                 1.25%                 1.40%                  1.60%*                1.75%*
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense             1.25%                 1.40%                  1.60%                 1.75%
---------------------------------------------------------------------------------------------------------------------------------

PUTNAM ALLSTATE ADVISOR PREFERRED:

                                                                                                               With the Earnings
                                                                                                                Protection Death
                                                                                                               Benefit Option and
                                                                 With the Enhanced       With the Earnings        the Enhanced
                                                               Beneficiary Protection     Protection Death        Beneficiary
                                              Basic Contract           Option              Benefit Option      Protection Option
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                 1.65%                 1.80%                  2.00%*                2.15%*
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense             1.65%                 1.80%                  2.00%                 2.15%
---------------------------------------------------------------------------------------------------------------------------------

  *The mortality and expense risk charge shown for the Earnings Protection Death
   Benefit Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Contract Owner or Annuitant is over 65, and both are 75 or younger on the Rider Application Date. If the age of the oldest Contract Owner or Annuitant is 65 or younger on the Rider Application Date, the charge for the Option is 0.20% and the mortality and expense risk charge shown for Contracts with this Option would be lower by 0.15%.

RETIREMENT INCOME GUARANTEE RIDER EXPENSES
If you select a Retirement Income Guarantee Rider, you would pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you select) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.

                            10    - PROSPECTUS

FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF FUND AVERAGE DAILY NET ASSETS)(1)

CLASS IB SHARES                                             Management          Rule 12b-1          Other           Total Annual
Fund                                                           Fees              Fees(2)           Expenses         Fund Expenses
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                      0.65%              0.25%             0.12%               1.02%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund(3)                          0.80%              0.25%             0.33%               1.38%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                            0.65%              0.25%             0.70%               1.60%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                              0.68%              0.25%             0.11%               1.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                     0.65%              0.25%             0.11%               1.01%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                         0.67%              0.25%             0.17%               1.09%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                   0.71%              0.25%             0.11%               1.07%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                               0.46%              0.25%             0.05%               0.76%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                            0.70%              0.25%             0.15%               1.10%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                 0.70%              0.25%             0.09%               1.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                      0.67%              0.25%             0.09%               1.01%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                          0.60%              0.25%             0.08%               0.93%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                            0.76%              0.25%             0.18%               1.19%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                 0.80%              0.25%             0.18%               1.23%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                 1.00%              0.25%             0.24%               1.49%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                       0.60%              0.25%             0.06%               0.91%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                    0.40%              0.25%             0.05%               0.70%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                               0.54%              0.25%             0.05%               0.84%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                       0.70%              0.25%             0.09%               1.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                           0.70%              0.25%             0.15%               1.10%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                        0.65%              0.25%             0.09%               0.99%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                 0.80%              0.25%             0.14%               1.19%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund(4)                                   1.00%              0.25%             0.45%               1.70%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                     0.66%              0.25%             0.07%               0.98%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                           0.61%              0.25%             0.06%               0.92%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                         0.53%              0.25%             0.04%               0.82%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                                      0.70%              0.25%             0.92%               1.87%
---------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the table are based on the Funds' last fiscal year ended December 31, 2001.

(2) Class IB 12b-1 fees have been restated to reflect an increase in Rule 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

(3) The Fund is expected to merge into the Putnam VT International Growth Fund following approval by the Trust's Trustees and by the Fund's shareholders.

(4) The Fund is expected to merge into the Putnam VT Voyager II Fund following approval by the Trust's Trustees and by the Fund's shareholders.

                            11    - PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period,

- elect the Enhanced Beneficiary Protection Option,

- elect the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

- elected Retirement Income Guarantee Rider 2 (assuming Income Base B).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER OR TAKE A WITHDRAWAL FROM YOUR CONTRACT OR RECEIVE INCOME PAYMENTS.

                                                         PUTNAM ALLSTATE                             PUTNAM ALLSTATE
                                                             ADVISOR                                ADVISOR PREFERRED
---------------------------------------------------------------------------------------------------------------------------------
Sub-Account                                  1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income             $ 92       $141       $193       $354       $44        $109       $185       $386
---------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth                    $ 95       $152       $211       $388       $48        $120       $202       $419
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                   $ 98       $159       $222       $408       $50        $126       $213       $438
---------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                     $ 92       $142       $194       $356       $44        $109       $186       $388
---------------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston              $ 92       $141       $193       $353       $44        $108       $184       $385
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                $ 92       $143       $197       $360       $45        $111       $188       $392
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                          $ 92       $143       $196       $358       $45        $110       $187       $390
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                      $ 89       $133       $180       $328       $41        $101       $172       $361
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                   $ 93       $144       $197       $361       $45        $111       $188       $393
---------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                        $ 92       $142       $194       $356       $44        $109       $186       $388
---------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                             $ 92       $141       $193       $353       $44        $108       $184       $385
---------------------------------------------------------------------------------------------------------------------------------
Putnam Income                                 $ 91       $138       $189       $345       $43        $106       $180       $377
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth                   $ 93       $146       $202       $370       $46        $114       $193       $401
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income        $ 94       $147       $204       $374       $46        $115       $195       $405
---------------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities        $ 97       $155       $217       $398       $49        $123       $207       $428
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors                              $ 91       $138       $188       $343       $43        $105       $179       $375
---------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                           $ 88       $131       $177       $322       $41        $ 99       $169       $356
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                      $ 90       $136       $184       $336       $42        $103       $176       $369
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Value                              $ 92       $142       $194       $356       $44        $109       $186       $388
---------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                  $ 93       $144       $197       $361       $45        $111       $188       $393
---------------------------------------------------------------------------------------------------------------------------------
Putnam Research                               $ 91       $140       $192       $351       $44        $108       $183       $383
---------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                        $ 93       $146       $202       $370       $46        $114       $193       $401
---------------------------------------------------------------------------------------------------------------------------------
Putnam Technology                             $ 99       $162       $227       $417       $51        $129       $218       $447
---------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income            $ 91       $140       $191       $350       $44        $108       $183       $382
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista                                  $ 91       $138       $188       $344       $43        $106       $180       $376
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                $ 90       $135       $183       $334       $42        $103       $175       $367
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager II                             $100       $167       $235       $432       $53        $134       $226       $461
---------------------------------------------------------------------------------------------------------------------------------

                            12    - PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decide not to surrender your Contract, or you begin receiving income payments for at least 120 months if under an Income Plan for a specified period, at the end of each period.

                                                         PUTNAM ALLSTATE                             PUTNAM ALLSTATE
                                                             ADVISOR                                ADVISOR PREFERRED
---------------------------------------------------------------------------------------------------------------------------------
Sub-Account                                  1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income             $32        $ 99       $168       $354       $36        $109       $185       $386
---------------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth                    $36        $110       $186       $388       $39        $120       $202       $419
---------------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                   $38        $116       $196       $408       $42        $126       $213       $438
---------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                     $32        $ 99       $169       $356       $36        $109       $186       $388
---------------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston              $32        $ 98       $167       $353       $36        $108       $184       $385
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                $33        $101       $171       $360       $36        $111       $188       $392
---------------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                          $33        $100       $170       $358       $36        $110       $187       $390
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                      $30        $ 91       $155       $328       $33        $101       $172       $361
---------------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                   $33        $101       $172       $361       $36        $111       $188       $393
---------------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                        $32        $ 99       $169       $356       $36        $109       $186       $388
---------------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                             $32        $ 98       $167       $353       $36        $108       $184       $385
---------------------------------------------------------------------------------------------------------------------------------
Putnam Income                                 $31        $ 96       $163       $345       $35        $106       $180       $377
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth                   $34        $104       $176       $370       $37        $114       $193       $401
---------------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income        $34        $105       $178       $374       $38        $115       $195       $405
---------------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities        $37        $113       $191       $398       $40        $123       $207       $428
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors                              $31        $ 95       $162       $343       $35        $105       $179       $375
---------------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                           $29        $ 89       $152       $322       $32        $ 99       $169       $356
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                      $30        $ 93       $159       $336       $34        $103       $176       $369
---------------------------------------------------------------------------------------------------------------------------------
Putnam New Value                              $32        $ 99       $169       $356       $36        $109       $186       $388
---------------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                  $33        $101       $172       $361       $36        $111       $188       $393
---------------------------------------------------------------------------------------------------------------------------------
Putnam Research                               $32        $ 98       $166       $351       $35        $108       $183       $383
---------------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                        $34        $104       $176       $370       $37        $114       $193       $401
---------------------------------------------------------------------------------------------------------------------------------
Putnam Technology                             $39        $119       $201       $417       $43        $129       $218       $447
---------------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income            $32        $ 97       $166       $350       $35        $108       $183       $382
---------------------------------------------------------------------------------------------------------------------------------
Putnam Vista                                  $31        $ 96       $163       $344       $35        $106       $180       $376
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                $30        $ 93       $158       $334       $34        $103       $175       $367
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager II                             $41        $124       $210       $432       $44        $134       $226       $461
---------------------------------------------------------------------------------------------------------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED BENEFICIARY PROTECTION OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING AGE OF THE OLDEST CONTRACT OWNER OR ANNUITANT IS OVER AGE 65, AND BOTH ARE AGE 75 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE RETIREMENT INCOME GUARANTEE RIDER 2 AND THAT INCOME BASE B IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES (FOR PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY), WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000. IF THE ACTUAL AVERAGE CONTRACT SIZE OF $52,355 WERE USED, NO CONTRACT MAINTENANCE CHARGE WOULD BE APPLICABLE, AND THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                            13    - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B. The financial statements of Allstate and the Variable Account appear in the Statement of Additional Information.

                            14    - PROSPECTUS

THE CONTRACTS
-------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

- any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-natural person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner cannot exceed 90 on the date we receive the completed application.

If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "TAX QUALIFIED CONTRACTS" on page 42.

Except for certain Tax Qualified Contracts, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant cannot exceed 90 on the date we receive the completed application. If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we

                            15    - PROSPECTUS
receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a natural person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for PUTNAM ALLSTATE ADVISOR CONTRACTS ($10,000 for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from

                            16    - PROSPECTUS
your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
-------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

- changes in the share price of the Fund in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have

                            17    - PROSPECTUS
  accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                            18    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 27 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Funds. You should carefully review the Funds' prospectus before allocating amounts to the Variable Sub-Accounts. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser to each Fund.


FUND:                                             EACH FUND SEEKS:
Putnam VT American Government Income Fund         Seeks high current income with preservation of
                                                  capital as its secondary objective. The Fund
                                                  seeks its goal by investing 80% of its net
                                                  assets in U.S. government securities and may
                                                  invest up to 20% of net assets in mortgage-
                                                  backed securities that are privately issued and
                                                  not supported by the credit of any government
                                                  agency or instrumentality.
Putnam VT Asia Pacific Growth Fund*               Seeks capital appreciation. The Fund seeks its
                                                  goal by investing at least 85% of its net assets
                                                  in common stocks of Asian or Pacific Basin
                                                  companies.
Putnam VT Capital Appreciation Fund               Seeks capital appreciation. The Fund seeks its
                                                  goal by investing mainly in common stocks of
                                                  U.S. companies.
Putnam VT Diversified Income Fund                 Seeks as high a level of current income as
                                                  Putnam Management believes is consistent with
                                                  preservation of capital. The Fund seeks its goal
                                                  by investing in multi-sector bonds.
Putnam VT The George Putnam Fund of Boston        Seeks to provide a balanced investment composed
                                                  of a well diversified portfolio of value stocks
                                                  and bonds, which produce both capital growth and
                                                  current income.
Putnam VT Global Asset Allocation Fund            Seeks a high level of long-term total return
                                                  consistent with preservation of capital. The
                                                  Fund seeks its goal by investing in a wide
                                                  variety of equity and fixed-income securities
                                                  both of U.S. and foreign issuers.
Putnam VT Global Growth Fund                      Seeks capital appreciation. The Fund seeks its
                                                  goal by investing mainly in common stocks of
                                                  companies worldwide with a focus on growth
                                                  stocks.
Putnam VT Growth and Income Fund                  Seeks capital growth and current income. The
                                                  Fund seeks its goal by investing mainly in
                                                  common stocks of U.S. companies with a focus on
                                                  value stocks that offer the potential for
                                                  capital growth, current income or both.
Putnam VT Growth Opportunities Fund               Seeks capital appreciation. The Fund seeks its
                                                  goal by investing in common stocks of U.S.
                                                  companies with a focus on growth stocks.
Putnam VT Health Sciences Fund                    Seeks capital appreciation. The Fund seeks its
                                                  goal by investing at least 80% of its net assets
                                                  in common stocks of U.S. companies in the health
                                                  sciences industries with a focus on growth
                                                  stocks.
Putnam VT High Yield Fund                         Seeks high current income. Capital growth is a
                                                  secondary goal when consistent with achieving
                                                  high current income. The Fund seeks its goal by
                                                  investing at least 80% of the Fund's net assets
                                                  in U.S. corporate rated below investment grade
                                                  (junk bonds) and that have intermediate to long-
                                                  term maturities (three years or longer.)
Putnam VT Income Fund                             Seeks high current income consistent with what
                                                  Putnam Management believes to be prudent risk.
                                                  The Fund seeks its goal by investing at least
                                                  80% in U.S. corporate bonds and governments
                                                  worldwide that are either investment-grade or
                                                  below investment grade (junk bonds) and that
                                                  have intermediate to long-term maturities (three
                                                  years or longer.)

                            19    - PROSPECTUS


FUND:                                                         EACH FUND SEEKS:
Putnam VT International Growth Fund                           Seeks capital appreciation. The Fund seeks its goal by
                                                              investing mainly in common stocks of companies outside the
                                                              United States.
Putnam VT International Growth and Income Fund                Seeks capital growth. Current income is a secondary
                                                              objective. The Fund seeks its goal by investing mainly in
                                                              common stocks of companies outside the United States with a focus on value stocks.
Putnam VT International New Opportunities Fund                Seeks long-term capital appreciation. The Fund seeks its
                                                              goal by investing mainly in common stocks of companies
                                                              outside the United States with a focus on growth stocks.
Putnam VT Investors Fund                                      Seeks long-term growth of capital and any increased income that results from this growth. The Fund seeks its goal by
                                                              investing mainly in common stocks of U.S. companies with a focus on growth stocks.
Putnam VT Money Market Fund                                   Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and
                                                              maintenance of liquidity.
Putnam VT New Opportunities Fund                              Seeks long-term capital appreciation. The Fund seeks its
                                                              goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that
                                                              Putnam Management believes have high growth potential.
Putnam VT New Value Fund                                      Seeks long-term capital appreciation. The Fund seeks its
                                                              goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.
Putnam VT OTC & Emerging Growth Fund                          Seeks capital appreciation. The Fund seeks its goal by
                                                              investing at least 80% of its net assets in common stocks
                                                              traded in the over-the-counter "OTC" market and common
                                                              stocks of "emerging growth" companies listed on securities exchanges.
Putnam VT Research Fund                                       Seeks capital appreciation. The Fund seeks its goal by
                                                              investing mainly in common stocks of U.S. companies that
                                                              Putnam Management believes have the greatest potential for capital appreciation, with stock prices that reflect a value lower than that which Putnam Management places on the
                                                              company, or whose earnings Putnam Management believes are
                                                              likely to grow over time.
Putnam VT Small Cap Value Fund                                Seeks capital appreciation. The Fund seeks its goal by
                                                              investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.
Putnam VT Technology Fund*                                    Seeks capital appreciation. The Fund seeks its goal by
                                                              investing at least 80% of its net assets in securities of
                                                              companies that derive at least 50% of their assets in
                                                              revenues or profits from the technology industries.
Putnam VT Utilities Growth and Income Fund                    Seeks capital growth and current income.The Fund seeks its goal by investing at least 80% of its net assets in a
                                                              combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.
Putnam VT Vista Fund                                          Seeks capital appreciation. The Fund seeks its goal by
                                                              investing mainly in common stocks of U.S. companies with a focus on growth stocks.
Putnam VT Voyager Fund                                        Seeks capital appreciation. The Fund seeks its goal by
                                                              investing mainly in common stocks of U.S. companies with a focus on growth stocks.
Putnam VT Voyager Fund II                                     Seeks long-term growth of capital. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                            20    - PROSPECTUS

*ANTICIPATED MERGER OF CERTAIN VARIABLE SUB-ACCOUNTS

We have been advised that the Board of Trustees of the Putnam Variable Trust (the "Trust") has approved in principle the mergers of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund, and Putnam VT Technology Fund into Putnam VT Voyager Fund II. Completion of the mergers is subject to a number of conditions, including final approval by the Trust's Trustees and by shareholders of the Funds at a shareholder meeting expected to be held within approximately six months.

If the mergers are approved, we will cease offering the Variable Sub-Accounts that invest in the Putnam VT Asia Pacific Growth and the Putnam VT Technology Funds approximately the same date the mergers are completed (the "Cut-off Date").

That means:

    (1) You will no longer be able to allocate purchase payments or transfer Contract Value into the Putnam VT Asia Pacific Growth or the Putnam VT Technology Variable Sub-Accounts on or after the "Cut-off Date, and

    (2) If you have a Dollar Cost Averaging, Automatic Portfolio Rebalancing, or Automatic Additions Program involving either of those Variable Sub-Accounts, you will need to contact us or your representative to make alternative arrangements before the Cut-off Date. Otherwise, any purchase payments allocated to those Variable Sub-Accounts on or after the Cut-off Date will be returned to you with a request that you provide alternative allocation instructions. We will not process any transfers to those Variable Sub-Accounts on or after the Cut-off Date.

Additional information about the mergers will be sent to you when it is available.

                            21    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                            ADVISOR
                                  ADVISOR  PREFERRED
Standard Fixed Account Option       Yes       Yes
6 Month Dollar Cost Averaging       Yes       No
Option
12 Month Dollar Cost Averaging      Yes       No
Option

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)
The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 23. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for up to 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. We are currently offering a Guarantee Period of 1 year in length for PUTNAM ALLSTATE ADVISOR PREFERRED Contracts, and Guarantee Periods of 1, 5 and 7 years in length for PUTNAM ALLSTATE ADVISOR Contracts. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate.

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.

                            22    - PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract Owner or certain Contract Owners, if:

- we believe, in our sole discretion, that excessive trading by such Contract Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract Owners; or

- we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.

                            23    - PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 22.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Putnam Global Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam Global Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and

                            24    - PROSPECTUS
issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

- all of your money is allocated to the Fixed Account Options on a Contract Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

- 1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

- 1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. We reserve the right to change the Rider fee. However, once we issue your Rider, we cannot change the Rider fee that applies to your Contract. The Rider 1 fee will never exceed 0.15% and the Rider 2 fee will never exceed 0.50%. See "Retirement Income Guarantee Riders" for details.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 9. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS
Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS
Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

                            25    - PROSPECTUS

ALL CONTRACTS
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

- withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY.

CONFINEMENT WAIVER. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

                            26    - PROSPECTUS

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES
Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see page 11. We may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative services we provide to the Funds.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 28.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

                            27    - PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

- the Annuitant's 99th birthday, or

- the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently nine Income Plans are available. Income Plans provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The nine Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 91 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 91 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 -- COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 -- COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments

                            28    - PROSPECTUS
initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 -- LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 -- JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 -- LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 -- JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

- The minimum payment period you may choose is 5 years.

- If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

- If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

                            29    - PROSPECTUS

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

                            30    - PROSPECTUS

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE RIDERS
You may have the option to add to your Contract one of two Retirement Income Guarantee Riders (Rider 1 or Rider 2). Once elected, the Rider cannot be cancelled, including upon spousal continuation. Currently, the option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date. The Riders may not be available in all states. We may discontinue offering these Riders at any time.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

- You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

- The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

- You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

- The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

- 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

- 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1. On the Rider Date, the Income Base is equal to the Contract Value.

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

- For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment.

- For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

    1)    =   withdrawal amount,
    2)    =   the Contract Value immediately prior
              to the withdrawal, and
    3)    =   the most recently calculated Income
              Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

RETIREMENT INCOME GUARANTEE RIDER 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below,

                            31    - PROSPECTUS
less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select. The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment.

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

    1)    =   withdrawal amount,
    2)    =   the Contract Value immediately prior
              to the withdrawal, and
    3)    =   the most recently calculated Income
              Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

                            32    - PROSPECTUS

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the greatest of the following death benefit alternatives:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments, less withdrawals, or

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate reserves the right to extend the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- other documentation as we may accept in our sole discretion.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment. After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment.

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

    1)    =   the withdrawal amount,
    2)    =   the Contract Value immediately prior
              to the withdrawal, and
    3)    =   the value of the applicable death
              benefit alternative immediately prior
              to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

                            33    - PROSPECTUS

EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

- the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

- the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives (1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("RIDER DATE") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1. the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 15. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

                            34    - PROSPECTUS

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

    (a) over the life of the new Contract Owner;

    (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

    (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

 i. transfer all or a portion of the excess among the Variable Sub-Accounts;

 ii. transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

 iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

- the sum of all purchase payments, less any withdrawals; or

- the Contract Value on the date we determine the death benefit; or

- the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

    - "Issue Date" is replaced by the date the Contract is continued,

    - "Initial Purchase Payment" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A NATURAL PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NATURAL NEW OWNERS, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

    (a) over the life of the new Contract Owner,

    (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

    (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment Alternatives: Transfers" section on page 20, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

                            35    - PROSPECTUS

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-NATURAL PERSON, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of your date of death.

On the date we receive the complete request for payment of the death benefit, the Contract Value under this option will be the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the TRANSFERS provision of your Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon death of Contract Owner.

If any new Contract Owner is a non-natural person, all new Contract Owners will be considered to be non-natural persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("NEW RIDER DATE"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E. For Contracts with the optional Enhanced Beneficiary Protection Option:

- the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

    - "Rider Date" is replaced by the date the Contract is continued,

    - "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a natural person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or, the Contract Owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

    (a) over the life of the new Contract Owner,

    (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

    (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

The Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of

                            36    - PROSPECTUS
a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-natural person, the Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the TRANSFERS provision of your Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract.

We reserve the right to offer additional options upon Death of Annuitant.

MORE INFORMATION
-------------------------------------------------------------------

ALLSTATE
Allstate is the issuer of the Contract. Allstate is an Illinois stock life insurance company organized in 1957.

Allstate is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) to Allstate. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Services assigns an Aa2 (Excellent) financial strength rating to Allstate. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

VARIABLE ACCOUNT
Allstate established the Allstate Life Insurance Company Separate Account A on January 27, 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate.

The Variable Account consists of 27 Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts.

                            37    - PROSPECTUS

We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate and Putnam Investments, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks.

Allstate may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Putnam Allstate Advisor Contracts issued to employees of Allstate and certain other eligible organizations, and in lieu of Allstate paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate will allocate this credit in

                            38    - PROSPECTUS
the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract Owner records;

- Contract Owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate, and its operations form a part of Allstate, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate does not intend to make provisions for any such taxes. If Allstate is taxed on investment income or capital gains of the Variable Account, then Allstate may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the owner is a natural person,

                            39    - PROSPECTUS

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) immediate annuity Contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a Contract Owner will be considered the owner of Variable Account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause a Contract Owner to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a nonqualified contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we

                            40    - PROSPECTUS
calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

- if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death;

- if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

- if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

                            41    - PROSPECTUS

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Allstate (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under
  Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans under Sections 401 and 403; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Section 457.

The Contract may be used with several types of qualified plans. Allstate reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the Contract Owner attains age 59 1/2,

- made to a beneficiary after the Contract Owner's death,

- attributable to the Contract Owner being disabled, or

- made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2.

                            42    - PROSPECTUS

Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Because these distributions are required under the code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing owners of any IRA to select certain death benefits that offer enhanced earnings.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding

                            43    - PROSPECTUS
election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

- incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.

                            44    - PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, withdrawal charges and contract maintenance charge for PUTNAM ALLSTATE ADVISOR CONTRACTS.

Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                            45    - PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

                                                  PAGE
------------------------------------------------------
   Additions, Deletions, or Substitutions of
   Investments                                    2
------------------------------------------------------
   The Contracts                                  2
------------------------------------------------------
   Performance Information                        2
------------------------------------------------------
   Calculation of Accumulation Unit Values        4
------------------------------------------------------
   Calculation of Variable Income Payments        4
------------------------------------------------------
   General Matters                                5
------------------------------------------------------

------------------------------------------------------
                                                  PAGE

   Experts                                        7
------------------------------------------------------
   Financial Statements                           8
------------------------------------------------------
   Appendix A                                   A-1
------------------------------------------------------
   Appendix B                                   B-1
------------------------------------------------------
   Appendix C                                   C-1
------------------------------------------------------
   Appendix D                                   D-1
------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                            46    - PROSPECTUS

APPENDIX A
PUTNAM ALLSTATE ADVISOR CONTRACT COMPARISON CHART
-------------------------------------------------------------------

                Feature                                   Advisor                              Advisor Preferred
----------------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase Payment          $10,000 ($500 for Qualified Contracts)    $10,000
----------------------------------------------------------------------------------------------------------------------------
Fixed Account Options                     - Standard Fixed Account Option with 1,   - Standard Fixed Account Option with 1-
                                          5 & 7-year Guarantee Periods              year Guarantee Period
                                          - 6 Month Dollar Cost Averaging Option
                                          - 12 Month Dollar Cost Averaging Option
----------------------------------------------------------------------------------------------------------------------------
Contract Maintenance Charge               $30 per year, full amount on surrender    None
                                          (waived in certain cases)
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge         1.25%                                     1.65%
(without optional benefit)
----------------------------------------------------------------------------------------------------------------------------
Free Withdrawal Amount                    greater of earnings not previously        15% of purchase payments
(each Contract Year)                      withdrawn, or 15% of purchase payments
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge (measured from number   Year: 0 1 2 3 4 5 6 7+                    Year: 0 1 2+
of complete years since we received the   %: 7 7 6 5 4 3 2 0                        %: 2 1 0
purchase payment)(as a percentage of
purchase payments withdrawn in excess of
the Free Withdrawal Amount)
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge Waivers                 Yes                                       No
----------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(BASIC CONTRACT)
-------------------------------------------------------------------

                                                               For the Years Beginning January 1* and Ending
                                                                                December 31,
                                                              ------------------------------------------------
                                                                  1999              2000              2001
--------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------------------
American Government Income
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        N/A            10.000            11.115
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              N/A            11.115            11.695
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          N/A           290,129         2,363,866
--------------------------------------------------------------------------------------------------------------
Asia Pacific Growth
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            17.437             9.585
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           17.437             9.585             7.193
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      241,341           485,741           407,078
--------------------------------------------------------------------------------------------------------------
Capital Appreciation
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        N/A            10.000             9.131
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              N/A             9.131             7.763
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          N/A            45,272           514,152
--------------------------------------------------------------------------------------------------------------
Diversified Income
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000             9.866             9.727
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.866             9.727             9.942
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                    1,112,113         3,898,771         4,832,628
--------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000             9.299            10.067
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.299            10.067             9.986
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                    2,629,405         6,032,053         9,159,103
--------------------------------------------------------------------------------------------------------------
Global Asset Allocation
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            10.698            10.051
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.698            10.051             9.079
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      216,789           838,889         1,074,406
--------------------------------------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            15.665            10.868
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           15.665            10.868             7.537
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      809,571         4,838,412         6,111,405
--------------------------------------------------------------------------------------------------------------
Growth and Income
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000             9.172             9.776
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.172             9.776             9.036
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   10,446,547        30,632,434        41,176,940
--------------------------------------------------------------------------------------------------------------
Growth Opportunities
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        N/A            10.000             7.434
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              N/A             7.434             4.985
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          N/A         2,350,234         3,982,639
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Health Sciences
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            10.597            14.545
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.597            14.545            11.525
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                    1,037,948         4,204,909         5,293,270
--------------------------------------------------------------------------------------------------------------
High Yield
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000             9.934             8.976
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.934             8.976             9.186
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      688,505         2,014,173         3,022,834
--------------------------------------------------------------------------------------------------------------
Income
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000             9.714            10.341
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.714            10.341            10.956
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      994,313         3,295,896         7,057,751
--------------------------------------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            14.427            12.885
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           14.427            12.885            10.100
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                    1,416,491         6,476,055         8,261,200
--------------------------------------------------------------------------------------------------------------
International Growth and Income
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            10.968            10.976
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.968            10.976             8.582
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      515,493         1,708,041         2,339,655
--------------------------------------------------------------------------------------------------------------
International New Opportunities
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            18.134            10.984
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           18.134            10.984             7.736
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      389,045         2,234,464         2,469,501
--------------------------------------------------------------------------------------------------------------
Investors
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            12.168             9.777
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           12.168             9.777             7.262
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                    5,517,617        17,977,266        21,424,549
--------------------------------------------------------------------------------------------------------------
Money Market
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            10.231            10.693
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.231            10.693            10.956
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                    1,261,646         1,736,595         5,663,312
--------------------------------------------------------------------------------------------------------------
New Opportunities
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            15.692            11.436
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           15.692            11.436             7.889
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                    2,351,890        11,371,847        13,605,364
--------------------------------------------------------------------------------------------------------------
New Value
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000             8.795            10.629
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.795            10.629            10.844
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      626,817         1,659,981         3,902,049
--------------------------------------------------------------------------------------------------------------
OTC & Emerging Growth
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            19.838             9.581
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           19.838             9.581             5.137
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      697,007         4,036,834         5,465,555
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Research
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            11.598            11.226
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.598            11.226             8.997
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                    1,575,893         4,896,412         7,607,622
--------------------------------------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            10.302            12.660
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.302            12.660            14.768
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      451,498         1,493,692         3,217,546
--------------------------------------------------------------------------------------------------------------
Technology
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        N/A            10.000             5.949
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              N/A             5.949             3.573
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          N/A         1,027,648         1,938,361
--------------------------------------------------------------------------------------------------------------
Utilities Growth and Income
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000             9.987            11.590
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.987            11.590             8.890
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      585,124         2,469,334         3,792,637
--------------------------------------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            14.088            13.344
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           14.088            13.344             8.762
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      824,655         4,772,927         6,616,756
--------------------------------------------------------------------------------------------------------------
Voyager
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000            14.326            11.808
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           14.326            11.808             9.047
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                    6,006,888        21,009,950        25,627,193
--------------------------------------------------------------------------------------------------------------
Voyager II
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        N/A            10.000             7.312
--------------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              N/A             7.312             5.000
--------------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          N/A           100,680           829,339
--------------------------------------------------------------------------------------------------------------

*All of the Variable Sub-Accounts were first offered as of April 30, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)
-------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
                                                              For the Years Beginning January 1* and
                                                                        Ending December 31,
                                                              ---------------------------------------
                                                                 1999         2000            2001
-----------------------------------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A       10.000          11.100
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A       11.100          11.661
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A       67,086         545,358
-----------------------------------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       17.419           9.561
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          17.419        9.561           7.164
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      32,678      111,342          87,534
-----------------------------------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A       10.000           9.128
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A        9.128           7.748
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A       25,640         147,254
-----------------------------------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000        9.856           9.702
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.856        9.702           9.902
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     408,577      960,138       1,166,848
-----------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000        9.290          10.041
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.290       10.041           9.945
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     487,965    1,158,069       1,814,381
-----------------------------------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       10.687          10.025
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.687       10.025           9.043
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      44,565      160,395         223,097
-----------------------------------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       15.649          10.840
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          15.649       10.840           7.506
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     274,617    1,013,826       1,431,929
-----------------------------------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000        9.162           9.751
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.162        9.751           8.999
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   3,225,308    7,073,174       9,530,034
-----------------------------------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A       10.000           7.424
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A        7.424           4.970
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A      431,626         855,862
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       10.586          14.509
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.586       14.509          11.479
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     293,891      960,998       1,399,881
-----------------------------------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000        9.924           8.953
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.924        8.953           9.149
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     223,608      505,686         771,655
-----------------------------------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000        9.704          10.315
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.704       10.315          10.911
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     271,083      648,170       1,811,443
-----------------------------------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       14.412          12.852
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          14.412       12.852          10.059
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     429,465    1,472,538       2,065,505
-----------------------------------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       10.957          10.948
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.957       10.948           8.548
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     136,651      463,946         619,238
-----------------------------------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       18.116          10.956
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          18.116       10.956           7.704
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     133,941      621,327         730,266
-----------------------------------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       12.155           9.752
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          12.155        9.752           7.232
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,309,524    3,487,766       4,531,677
-----------------------------------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       10.221          10.666
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.221       10.666          10.912
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     386,731      698,651       1,736,764
-----------------------------------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       15.676          11.407
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          15.676       11.407           7.857
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     730,176    2,476,574       3,071,223
-----------------------------------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000        8.786          10.602
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.786       10.602          10.800
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     137,044      383,895       1,056,270
-----------------------------------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       19.817           9.556
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          19.817        9.556           5.116
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     181,669    1,187,439       1,609,323
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       11.586          11.198
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.586       11.198           8.961
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     369,070    1,043,092       1,713,705
-----------------------------------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       10.291          12.628
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.291       12.628          14.708
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     140,296      364,310         749,880
-----------------------------------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A       10.000           5.945
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A        5.945           3.565
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A      188,496         558,138
-----------------------------------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000        9.976          11.560
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.976       11.560           8.854
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     153,652      410,920         724,095
-----------------------------------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       14.074          13.310
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          14.074       13.310           8.726
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     202,009      990,942       1,555,754
-----------------------------------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000       14.311          11.778
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          14.311       11.778           9.010
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,752,111    4,697,679       5,836,744
-----------------------------------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A       10.000           7.310
-----------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A        7.310           4.988
-----------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A       43,110         241,675
-----------------------------------------------------------------------------------------------------

*All of the Variable Sub-Accounts were first offered as of April 30, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

-----------------------------------------------------------------------------
SUB-ACCOUNTS
                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.410
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       71,467
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.541
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.752
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       25,282
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.928
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       17,897
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.972
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       38,848
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.067
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       12,674
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.527
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       44,241
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.023
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      394,607
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.978
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       35,084
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.510
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       39,706
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.174
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       12,541
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.941
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      107,691
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.087
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       90,053
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.571
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       13,201
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.725
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       12,893
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.252
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      141,430
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.941
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       88,672
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.878
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       88,262
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.829
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       60,068
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.130
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       54,129
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.985
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      102,915
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           14.748
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       38,536
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.568
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       27,167
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.877
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       29,134
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.750
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       37,145
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.034
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      170,118
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.991
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       14,873
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

-----------------------------------------------------------------------------
SUB-ACCOUNTS
                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.403
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       34,248
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.537
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.744
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        4,196
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.918
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       16,310
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.962
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       47,948
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.058
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,306
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.519
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       60,177
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.014
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      202,440
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.973
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       19,491
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.498
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        7,851
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.164
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        5,552
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.930
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       97,768
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.076
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       26,815
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.562
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        7,651
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.717
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,075
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.245
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       60,610
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.930
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       18,244
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.870
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       28,286
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.818
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       25,455
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.125
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       11,006
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.976
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       53,260
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           14.733
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        6,306
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.565
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,125
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.868
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       21,900
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.741
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       22,664
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.025
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      162,355
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.986
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        4,419
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

-----------------------------------------------------------------------------
SUB-ACCOUNTS
                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.391
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       64,358
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.154
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.737
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       16,115
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.888
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       26,302
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.932
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       97,921
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.030
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        8,070
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.496
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       31,083
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.987
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      313,998
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.963
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       65,202
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.463
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      120,115
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.137
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       47,082
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.900
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       85,714
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.046
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      106,115
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.536
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       39,528
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.694
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       51,095
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.223
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      158,168
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.897
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       82,994
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.846
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       99,455
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.785
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       70,389
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                      10.00
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.109
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       90,655
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.949
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       83,866
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           14.688
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       53,335
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.560
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      131,244
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.841
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       22,215
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.714
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       48,447
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.998
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      217,704
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.981
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       17,749
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

-----------------------------------------------------------------------------
SUB-ACCOUNTS
                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.385
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       58,418
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.147
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.729
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       21,995
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.878
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       22,518
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.921
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      127,345
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.021
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        7,070
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.488
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       22,915
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.978
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      324,802
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.958
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       29,628
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.451
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       22,742
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.127
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       22,005
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.886
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       62,415
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.035
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       60,861
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.527
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       21,873
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.686
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,496
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.215
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      166,058
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.886
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       25,833
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.838
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       32,732
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.774
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       37,325
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.104
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       20,137
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.940
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       51,591
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           14.673
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       28,740
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.557
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       16,491
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.832
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       34,138
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.705
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       36,838
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.988
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      138,792
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.976
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        5,054
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
-------------------------------------------------------------------

----------------------------------------------------------------------------------------
SUB-ACCOUNTS
                                                               For the Years Beginning
                                                                January 1* and Ending
                                                                     December 31,
                                                              --------------------------
                                                                 2000            2001
----------------------------------------------------------------------------------------
American Government Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.751
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.751          11.266
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       9,946       1,593,598
----------------------------------------------------------------------------------------
Asia Pacific Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.861
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.861           5.128
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         322           2,293
----------------------------------------------------------------------------------------
Capital Appreciation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.122
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.122           7.723
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0          26,897
----------------------------------------------------------------------------------------
Diversified Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.922
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.922          10.100
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      18,129          74,847
----------------------------------------------------------------------------------------
The George Putnam Fund of Boston
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.884
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.884          10.752
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      18,917         280,246
----------------------------------------------------------------------------------------
Global Asset Allocation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.709
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.709           8.735
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       4,292          34,542
----------------------------------------------------------------------------------------
Global Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.469
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.469           5.158
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      34,014         134,233
----------------------------------------------------------------------------------------
Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.845
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.845           9.983
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     151,615         472,297
----------------------------------------------------------------------------------------
Growth Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.365
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.365           4.918
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      44,791          85,724
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Health Sciences
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          12.219
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          12.219           9.643
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      22,245          84,095
----------------------------------------------------------------------------------------
High Yield
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.154
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.154           9.331
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      12,348         159,522
----------------------------------------------------------------------------------------
Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.615
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.615          11.201
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      19,748         113,696
----------------------------------------------------------------------------------------
International Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.163
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.163           7.154
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      80,312         354,251
----------------------------------------------------------------------------------------
International Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.987
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.987           7.778
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       6,119          24,248
----------------------------------------------------------------------------------------
International New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.630
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.630           4.650
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      24,185          36,690
----------------------------------------------------------------------------------------
Investors
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.355
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.355           6.181
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      96,425         227,701
----------------------------------------------------------------------------------------
Money Market
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.292
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.292          10.503
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      46,596         306,142
----------------------------------------------------------------------------------------
New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.152
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.152           4.914
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     144,160         482,149
----------------------------------------------------------------------------------------
New Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.986
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.986          12.179
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       1,963         135,268
----------------------------------------------------------------------------------------
OTC & Emerging Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.124
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.124           3.270
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      38,575         137,129
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Research
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.581
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.581           7.647
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      42,347         258,051
----------------------------------------------------------------------------------------
Small Cap Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.544
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.544          13.411
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      10,702         275,088
----------------------------------------------------------------------------------------
Technology
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           5.938
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           5.938           3.552
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       7,011          28,036
----------------------------------------------------------------------------------------
Utilities Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.208
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.208           8.562
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      37,805          97,321
----------------------------------------------------------------------------------------
Vista
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.460
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.460           5.532
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     121,993         199,434
----------------------------------------------------------------------------------------
Voyager
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.220
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.220           6.272
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     199,778         569,455
----------------------------------------------------------------------------------------
Voyager II
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.305
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.305           4.972
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      12,811          36,498
----------------------------------------------------------------------------------------

*The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS were first offered on April 28,
 2000. All of the Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on April 28, 2000, except the Putnam VT Technology Sub-Account was first offered on July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)
-------------------------------------------------------------------

----------------------------------------------------------------------------------------
American Government Income
                                                               For the Years Beginning
                                                                January 1* and Ending
                                                                     December 31,
                                                              --------------------------
                                                                 2000            2001
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.741
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.741          11.237
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0          41,540
----------------------------------------------------------------------------------------
Asia Pacific Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.855
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.855           5.377
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0               0
----------------------------------------------------------------------------------------
Capital Appreciation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.119
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.119           7.709
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0          22,254
----------------------------------------------------------------------------------------
Diversified Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.912
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.912          10.074
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       5,450          28,421
----------------------------------------------------------------------------------------
The George Putnam Fund of Boston
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.873
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.873          10.725
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         461          17,197
----------------------------------------------------------------------------------------
Global Asset Allocation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.699
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.699           8.713
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       2,983           8,340
----------------------------------------------------------------------------------------
Global Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.461
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.461           5.145
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       5,344          26,885
----------------------------------------------------------------------------------------
Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.834
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.834           9.958
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      29,010         135,441
----------------------------------------------------------------------------------------
Growth Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.357
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.357           4.905
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      66,432         147,862
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Health Sciences
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          12.207
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          12.207           9.618
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       1,459           9,401
----------------------------------------------------------------------------------------
High Yield
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.145
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.145           9.307
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       2,519          14,259
----------------------------------------------------------------------------------------
Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.604
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.604          11.172
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         129          15,056
----------------------------------------------------------------------------------------
International Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.154
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.154           7.135
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      30,807          86,352
----------------------------------------------------------------------------------------
International Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.977
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.977           7.758
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       1,633          31,635
----------------------------------------------------------------------------------------
International New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.623
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.623           4.638
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      14,011          21,788
----------------------------------------------------------------------------------------
Investors
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.347
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.347           6.165
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      63,192         103,926
----------------------------------------------------------------------------------------
Money Market
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.281
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.281          10.476
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0          11,827
----------------------------------------------------------------------------------------
New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.145
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.145           4.901
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      27,467         129,106
----------------------------------------------------------------------------------------
New Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.974
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.974          12.148
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      10,866          68,963
----------------------------------------------------------------------------------------
OTC & Emerging Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.118
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.118           3.262
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      16,542          27,341
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Research
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.571
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.571           7.628
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      15,213          62,169
----------------------------------------------------------------------------------------
Small Cap Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.532
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.532          13.377
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      10,172          36,049
----------------------------------------------------------------------------------------
Technology
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           5.934
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           5.934           3.544
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      13,152          19,251
----------------------------------------------------------------------------------------
Utilities Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.197
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.197           8.540
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       2,551          17,321
----------------------------------------------------------------------------------------
Vista
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.452
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.452           5.518
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      38,002         118,606
----------------------------------------------------------------------------------------
Voyager
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.211
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.211           6.256
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     163,084         282,238
----------------------------------------------------------------------------------------
Voyager II
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.302
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.302           4.963
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0           3,765
----------------------------------------------------------------------------------------

*The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS were first offered on April 28,
 2000. All of the Variable Sub-Accounts were first offered under the PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS on April 28, 2000, except the Putnam VT Technology Sub-Account was first offered on July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

-----------------------------------------------------------------------------
American Government Income
                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2000
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.250
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          801
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.384
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.713
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        4,084
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.086
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        5,676
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.738
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          436
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.723
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,562
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.151
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          610
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.970
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        6,041
-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.140
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.630
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        4,727
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.318
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,025
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.185
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          809
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.144
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,541
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.277
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.644
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          661
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.172
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,612
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.472
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.907
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        4,200
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           12.162
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          312
-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.266
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,478
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.637
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        8,988
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           13.393
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,722
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.547
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,794
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.550
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          552
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.525
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        3,046
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.263
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,798
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.159
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

-----------------------------------------------------------------------------
American Government Income
                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2000
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.163
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.116
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.705
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        7,227
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.076
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          703
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.727
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,273
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.868
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.146
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          310
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.960
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       10,987
-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.906
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          794
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.620
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          871
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.309
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       22,140
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.174
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          647
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.137
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,062
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.273
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.806
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.166
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          934
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.478
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.902
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,348
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           12.374
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.263
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,215
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.629
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        5,566
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           13.379
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          300
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.712
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.282
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.652
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.257
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          869
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.157
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

-----------------------------------------------------------------------------
American Government Income
                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2000
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.222
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          290
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.373
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.698
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        5,943
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.167
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.898
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.855
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.138
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,849
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.944
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       12,271
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.899
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        8,845
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.605
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,342
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.384
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.157
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          705
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.126
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,901
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.747
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        6,950
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.632
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,118
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.156
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        3,764
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.462
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        7,649
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.894
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       14,139
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           12.131
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,243
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.380
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.617
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        3,004
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           13.359
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        4,493
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.707
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.268
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.511
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        9,148
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.247
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       15,997
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.152
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

-----------------------------------------------------------------------------
American Government Income
                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2000
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.210
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        1,322
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.371
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.067
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.050
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          655
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.699
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          465
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.850
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.133
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        8,348
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.934
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,339
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.127
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.595
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        3,802
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            9.380
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           11.145
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       10,878
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.118
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          952
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.256
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            4.797
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.499
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           10.446
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.817
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          478
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           12.119
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        2,687
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.378
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            7.609
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        3,139
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           13.345
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          369
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            3.706
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            8.520
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        5,623
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.640
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            6.241
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                        6,803
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                     10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                            5.150
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                            0
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15%.

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
-------------------------------------------------------------------

Issue Date: January 1, 2002

Initial Purchase Payment: $50,000

                                                                           Income Benefit Amount
                                                          Contract    --------------------------------
                 Type          Beginning                   Value      Purchase     Maximum       5%
                  of           Contract    Transaction     After      Payment    Anniversary   Roll-Up
 Date         Occurrence         Value       Amount      Occurrence    Value        Value      Value**
------------------------------------------------------------------------------------------------------
1/1/03   Contract Anniversary   $55,000       --          $55,000     $50,000      $55,000     $52,500
------------------------------------------------------------------------------------------------------
7/1/03    Partial Withdrawal    $60,000      $15,000      $45,000     $37,500      $41,250     $40,347
------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

PURCHASE PAYMENT VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)               $15,000
----------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)               $60,000
----------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial
  Withdrawal                                                               (c)               $50,000
----------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c)          $12,500
----------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                      $37,500
----------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)               $15,000
----------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)               $60,000
----------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial
  Withdrawal                                                               (c)               $55,000
----------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c)          $13,750
----------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                      $41,250
----------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)               $15,000
----------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)               $60,000
----------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial
  Withdrawal (assumes half years worth of interest on
  $52,500 and $54,600, respectively)                                       (c)               $53,796
----------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c)          $13,449
----------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                      $40,347
----------------------------------------------------------------------------------------------------

 *For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

APPENDIX D
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT OPTION*
-------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

(A)  Contract Value:                                                                 $125,000.00
(B)  Total Purchase Payments:                                                        $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                           $      0.00
(D)  In-Force Premium:                                                               $100,000.00
(E)  In-Force Earnings:                                 (E) = (A) - (D)              $ 25,000.00
(F)  Cap:                                               (F) = 100% * (D)             $100,000.00
(G)  EARNINGS PROTECTION DEATH BENEFIT**:               (G) = MIN[40% * (E); (F)]    $ 10,000.00

 *For purposes of illustrating the calculation of Earnings Protection Death
  Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)  Contract Value:                                                                 $105,000.00
(2)  Total Purchase Payments:                                                        $100,000.00
(3)  Prior Excess-of-Earnings Withdrawals:                                           $      0.00
(4)  In-Force Premium:                                                               $100,000.00
(5)  In-Force Earnings:                                 (5) = (1) - (4)              $  5,000.00
(6)  Withdrawal Amount:                                                              $ 10,000.00
(7)  Excess-of-Earnings Withdrawal:                     (7) = (6) - (5) and cannot
                                                        be negative                  $  5,000.00
(8)  Total Excess-of-Earnings Withdrawals:              (8) = (3) + (7)              $  5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A)  Contract Value:                                                                 $114,000.00
(B)  In-Force Premium (before withdrawal):                                           $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                           $  5,000.00
(D)  In-Force Premium (after withdrawal):                                            $ 95,000.00
(E)  In-Force Earnings:                                 (E) = (A) - (D)              $ 19,000.00
(F)  Cap:                                               (F) = 100% * (D)             $ 95,000.00
(G)  EARNINGS PROTECTION DEATH BENEFIT**:               (G) = MIN[40% * (E); (F)]    $  7,600.00

 *For purposes of illustrating the calculation of Earnings Protection Death
  Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)  Contract Value:                                                                 $130,000.00
(2)  Contract Value on Rider Date:                                                   $110,000.00
(3)  Prior Excess-of-Earnings Withdrawals:                                           $      0.00
(4)  In-Force Premium:                                                               $110,000.00
(5)  In-Force Earnings:                                 (5) = (1) - (4)              $ 20,000.00
(6)  Withdrawal Amount:                                                              $ 50,000.00
(7)  Excess-of-Earnings Withdrawal:                     (7) = (6) - (5) and cannot
                                                        be negative                  $ 30,000.00
(8)  Total Excess-of-Earnings Withdrawals:              (8) = (3) + (7)              $ 30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A)  Contract Value:                                                                 $140,000.00
(B)  In-Force Premium (before withdrawal and purchase
       payment):                                                                     $110,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                           $ 30,000.00
(D)  Additional Purchase Payment:                                                    $ 40,000.00
(E)  In-Force Premium (after withdrawal and purchase
       payment):                                                                     $120,000.00
(F)  In-Force Earnings:                                 (F) = (A) - (E)              $ 20,000.00
(G)  Cap:                                               (G) = 50% * (E)              $ 60,000.00
(H)  EARNINGS PROTECTION DEATH BENEFIT**:               (H) = MIN[25% * (F); (G)]    $  5,000.00

 *For purposes of illustrating the calculation of Earnings Protection Death
  Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A)  Contract Value:                                                                 $150,000.00
(B)  In-Force Premium (before withdrawal and purchase
       payment):                                                                     $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                           $      0.00
(D)  Additional Purchase Payment:                                                    $      0.00
(E)  In-Force Premium (after withdrawal and purchase
       payment):                                                                     $100,000.00
(F)  In-Force Earnings:                                 (F) = (A) - (E)              $ 50,000.00
(G)  Cap:                                               (G) = 100% * (E)             $100,000.00
(H)  EARNINGS PROTECTION DEATH BENEFIT**:               (H) = MIN[40% * (F); (G)]    $ 20,000.00

 *For purposes of illustrating the calculation of Earnings Protection Death
  Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

The calculation of the Continued Contract Value is:

(1)  Premium invested (for the purposes of calculating
       the Death Benefit):                                                           $100,000.00
(2)  Contract Value:                                                                 $150,000.00
(3)  Maximum Anniversary Value:                                                      $160,000.00
(4)  Death Benefit (excluding Earnings Protection       (4) = MAX[(1); (2); (3)]
       Death Benefit):                                                               $160,000.00
(5)  Earnings Protection Death Benefit:                 (H) from above               $ 20,000.00
(6)  Continuing Contract Value:                         (6) = (4) + (5)              $180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94036
PALATINE, ILLINOIS 60094-4036
TELEPHONE NUMBER: 1-800-390-1277          PROSPECTUS DATED MAY 1,
                                                             2002

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

- Putnam Allstate Advisor

- Putnam Allstate Advisor Plus

- Putnam Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 27 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life Insurance Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the class IB shares of one of the following underlying fund portfolios ("FUNDS") of the Putnam Variable Trust:

Putnam VT American Government Income Fund       Putnam VT International New Opportunities Fund
Putnam VT Asia Pacific Growth Fund*             Putnam VT Investors Fund
Putnam VT Capital Appreciation Fund             Putnam VT Money Market Fund
Putnam VT Diversified Income Fund               Putnam VT New Opportunities Fund
Putnam VT The George Putnam Fund of Boston      Putnam VT New Value Fund
Putnam VT Global Asset Allocation Fund          Putnam VT OTC & Emerging Growth Fund
Putnam VT Global Growth Fund                    Putnam VT Research Fund
Putnam VT Growth and Income Fund                Putnam VT Small Cap Value Fund
Putnam VT Growth Opportunities Fund             Putnam VT Technology Fund*
Putnam VT Health Sciences Fund                  Putnam VT Utilities Growth and Income Fund
Putnam VT High Yield Fund                       Putnam VT Vista Fund
Putnam VT Income Fund                           Putnam VT Voyager Fund
Putnam VT International Growth Fund             Putnam VT Voyager Fund II
Putnam VT International Growth and Income Fund

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate) have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 46 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

*This investment alternative is expected to be closed to further investment in the near future. Please see the section INVESTMENT ALTERNATIVES: VARIABLE SUB-ACCOUNTS for details.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.
    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                   THE CONTRACTS ARE NOT FDIC INSURED.

                                  - PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                   PAGE
-------------------------------------------------------
OVERVIEW
-------------------------------------------------------
   Important Terms                                 3
-------------------------------------------------------
   The Contracts at a Glance                       5
-------------------------------------------------------
   How the Contracts Work                          8
-------------------------------------------------------
   Expense Table                                   9
-------------------------------------------------------
   Financial Information                          14
-------------------------------------------------------
CONTRACT FEATURES
-------------------------------------------------------
   The Contracts                                  15
-------------------------------------------------------
   Purchases                                      16
-------------------------------------------------------
   Contract Value                                 18
-------------------------------------------------------
   Investment Alternatives                        19
-------------------------------------------------------
      The Variable Sub-Accounts                   19
-------------------------------------------------------
      The Fixed Account Options                   22
-------------------------------------------------------
      Transfers                                   23
-------------------------------------------------------

-------------------------------------------------------
                                                   PAGE

   Expenses                                       24
-------------------------------------------------------
   Access to Your Money                           27
-------------------------------------------------------
   Income Payments                                28
-------------------------------------------------------
   Death Benefits                                 33
-------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------
   More Information                               38
-------------------------------------------------------
   Taxes                                          40
-------------------------------------------------------
   Performance Information                        46
-------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF
CONTENTS                                          47
-------------------------------------------------------
APPENDIX A -- CONTRACT COMPARISON CHART          A-1
-------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES           B-1
-------------------------------------------------------
APPENDIX C -- WITHDRAWAL ADJUSTMENT EXAMPLE --
INCOME BENEFITS                                  C-1
-------------------------------------------------------
APPENDIX D -- WITHDRAWAL ADJUSTMENT EXAMPLE --
DEATH BENEFITS                                   D-1
-------------------------------------------------------
APPENDIX E -- CALCULATION OF EARNINGS
              PROTECTION DEATH BENEFIT OPTION    E-1
-------------------------------------------------------

                            2     - PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                              PAGE(S)
-----------------------------------------------------
   Accumulation Phase                               8
-----------------------------------------------------
   Accumulation Unit                           14, 18
-----------------------------------------------------
   Accumulation Unit Value                     14, 18
-----------------------------------------------------
   Allstate ("We")                              1, 38
-----------------------------------------------------
   Annuitant                                       15
-----------------------------------------------------
   Automatic Additions Program                     17
-----------------------------------------------------
   Automatic Fund Rebalancing Program              24
-----------------------------------------------------
   Beneficiary                                     15
-----------------------------------------------------
   Cancellation Period                          5, 17
-----------------------------------------------------
   *Contract                                    1, 15
-----------------------------------------------------
   Contract Anniversary                             6
-----------------------------------------------------
   Contract Owner ("You")                       8, 15
-----------------------------------------------------
   Contract Value                               1, 18
-----------------------------------------------------
   Contract Year                                    6
-----------------------------------------------------
   Credit Enhancement                           1, 17
-----------------------------------------------------
   Dollar Cost Averaging Program                   24
-----------------------------------------------------
   Due Proof of Death                              33
-----------------------------------------------------
   Earnings Protection Death Benefit
   Option                                       6, 34
-----------------------------------------------------
   Enhanced Beneficiary Protection
   Option                                       6, 35
-----------------------------------------------------
   Excess of Earnings Withdrawal.                  34
-----------------------------------------------------
   Fixed Account Options                        1, 22
-----------------------------------------------------
   Free Withdrawal Amount                       9, 25
-----------------------------------------------------

-----------------------------------------------------
                                              PAGE(S)
   Funds                                 1, 19-20, 38
-----------------------------------------------------
   Guarantee Period                                22
-----------------------------------------------------
   Income Base                                  6, 32
-----------------------------------------------------
   Income Plan                                  8, 28
-----------------------------------------------------
   In-Force Earnings                               34
-----------------------------------------------------
   In-Force Premium                                34
-----------------------------------------------------
   Investment Alternatives                   1, 19-22
-----------------------------------------------------
   Issue Date                                       8
-----------------------------------------------------
   Maximum Anniversary Value                   33, 34
-----------------------------------------------------
   Payout Phase                                     8
-----------------------------------------------------
   Payout Start Date                            8, 28
-----------------------------------------------------
   Retirement Income Guarantee Rider            6, 31
-----------------------------------------------------
   Rider Application Date                       6, 15
-----------------------------------------------------
   Rider Date                                      30
-----------------------------------------------------
   Right to Cancel                              5, 17
-----------------------------------------------------
   SEC                                              1
-----------------------------------------------------
   Settlement Value                                33
-----------------------------------------------------
   Standard Fixed Account Option                   22
-----------------------------------------------------
   Systematic Withdrawal Program                   27
-----------------------------------------------------
   Valuation Date                              17, 29
-----------------------------------------------------
   Variable Account                             1, 38
-----------------------------------------------------
   Variable Sub-Account                      1, 19-20
-----------------------------------------------------

*In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                            3     - PROSPECTUS

OVERVIEW OF CONTRACTS
-------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

- The PUTNAM ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

- The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

- The PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

                            4     - PROSPECTUS

THE CONTRACTS AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase each Contract with as little as $10,000.

                                            We reserve the right to accept a lesser initial purchase
                                            payment amount for each Contract.

                                            PUTNAM ALLSTATE ADVISOR CONTRACTS that are QUALIFIED
                                            CONTRACTS, which are Contracts issued with a qualified plan, can be purchased with an initial purchase payment of $500 or more. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500
                                            ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000. You must maintain a minimum account size of $1,000.

                                            For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, each time you
                                            make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of such purchase payment.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation, we will return your purchase
                                            payments adjusted, to the extent federal or state law
                                            permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges. If you exercise your
                                            RIGHT TO CANCEL the Contract, the amount we refund to you
                                            will not include any Credit Enhancement. See "Right to
                                            Cancel" for details.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    Each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the
                                            following expenses:

                                            PUTNAM ALLSTATE ADVISOR CONTRACTS

                                            - Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                                            - Annual contract maintenance charge of $30 (waived in
                                              certain cases)

                                            - Withdrawal charges ranging from 0% to 7% of purchase
                                            payments withdrawn (with certain exceptions)

                                            PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

                                            - Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                                            - Withdrawal charges ranging from 0% to 8% of purchase
                                            payments withdrawn (with certain exceptions)

                                            PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

                                            - Annual mortality and expense risk charge equal to 1.65% of average daily net assets.

                                            - Withdrawal charges ranging from 0% to 2% of purchase
                                            payments withdrawn (with certain exceptions)

                            5     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

                                            ALL CONTRACTS

                                            - If you select the ENHANCED BENEFICIARY PROTECTION OPTION you would pay an additional mortality and expense risk
                                              charge of 0.15%.

                                            - If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you would pay an additional mortality and expense risk
                                              charge of 0.20% or 0.35% (depending on the age of the
                                              oldest Owner and Annuitant on the date we receive the
                                              completed application or request to add the Option,
                                              whichever is later ("RIDER APPLICATION DATE")).

                                            - If you select a RETIREMENT INCOME GUARANTEE RIDER you
                                            would pay an additional fee at the annual rate of 0.05% or
                                              0.30% (depending on the option you select) of the INCOME
                                              BASE in effect on a Contract Anniversary ("CONTRACT
                                              ANNIVERSARY").

                                            - Transfer fee equal to 0.50% of the amount transferred
                                            after 12th transfer in any Contract Year ("CONTRACT YEAR"), which we measure from the date we issue your Contract or a
                                              Contract Anniversary.

                                            - State premium tax (if your state imposes one)
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     Each Contract offers several investment alternatives
                                            including:

                                            - a Standard Fixed Account Option that credits interest at rates we guarantee, and

                                            - 27 Variable Sub-Accounts investing in Funds offering
                                            professional money management by Putnam Investment
                                              Management, LLC.

                                            PUTNAM ALLSTATE ADVISOR CONTRACTS offer 2 additional Fixed
                                            Account Options that credit interest at rates we guarantee.

                                            To find out current rates being paid on the Fixed Account
                                            Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-390-1277.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:

                                            - AUTOMATIC FUND REBALANCING PROGRAM

                                            - AUTOMATIC ADDITIONS PROGRAM

                                            - DOLLAR COST AVERAGING PROGRAM

                                            - SYSTEMATIC WITHDRAWAL PROGRAM

                            6     - PROSPECTUS

--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:

                                            - life income with guaranteed payments

                                            - a joint and survivor life income with guaranteed payments

                                            - guaranteed payments for a specified period

                                            - combination life income and guaranteed payments for a
                                              specified period

                                            - combination joint and survivor life income and guaranteed payments for a specified period

                                            - life income with cash refund

                                            - joint life income with cash refund

                                            - life income with installment refund

                                            - joint life income with installment refund

                                            Allstate also offers two Retirement Income Guarantee Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your contract.
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you die before income payments begin, we will pay the
                                            death benefit described in the Contract. We also offer an
                                            Enhanced Beneficiary Protection Option and an Earnings
                                            Protection Death Benefit Option.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract
                                            Value among the investment alternatives, with certain
                                            restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

                                            A charge may apply after the 12th transfer in each Contract
                                            Year.
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout
                                            Phase in certain cases. In general, you must withdraw at
                                            least $50 at a time ($1,000 during the Payout Phase).
                                            Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional
                                            10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------------

                            7     - PROSPECTUS

HOW THE CONTRACTS WORK
-------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 28. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

     ISSUE                 ACCUMULATION PHASE               PAYOUT START   PAYOUT PHASE
      DATE                                                      DATE
   -----------------------------------------------------------------------------------------------------------
   You buy      You save for retirement                     You elect to   You can receive   Or you can
   a Contract                                               receive        income payments   receive income
                                                            income         for a set         payments for life
                                                            payments or    period
                                                            receive a
                                                            lump sum
                                                            payment

Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

                            8     - PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                       Number of Complete Years Since We Received the Purchase
Contract:                                     Payment Being Withdrawn/Applicable Charge:
-----------------------------------------------------------------------------------------------
                                         0           1           2           3           4
Putnam Allstate Advisor                 7%          7%          6%          5%          4%
-----------------------------------------------------------------------------------------------
                                         0           1           2           3           4
Putnam Allstate Advisor Plus            8%          8%          8%          7%          6%
-----------------------------------------------------------------------------------------------
                                         0           1          2+
Putnam Allstate Advisor Preferred       2%          1%          0%
-----------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge
-----------------------------------------------------------------------------------------------
Contract:
-----------------------------------------------------------------------------------------------
Putnam Allstate Advisor                                                                $30**
-----------------------------------------------------------------------------------------------
Putnam Allstate Advisor Plus                                                           none
-----------------------------------------------------------------------------------------------
Putnam Allstate Advisor Preferred                                                      none
-----------------------------------------------------------------------------------------------
                                                                           0.50% of the amount
Transfer Fee                                                               transferred***
-----------------------------------------------------------------------------------------------

                                     Number of Complete Years Since We Received the Purchase
Contract:                             Payment Being Withdrawn/Applicable Charge:
-----------------------------------
                                       5           6          7+
Putnam Allstate Advisor               3%          2%          0%
-----------------------------------
                                       5           6           7          8+
Putnam Allstate Advisor Plus          5%          4%          3%          0%
-----------------------------------

Putnam Allstate Advisor Preferred
-----------------------------------
Annual Contract Maintenance Charge
-----------------------------------
Contract:
-----------------------------------
Putnam Allstate Advisor
-----------------------------------
Putnam Allstate Advisor Plus
-----------------------------------
Putnam Allstate Advisor Preferred
-----------------------------------

Transfer Fee
-----------------------------------

  *Each Contract Year, you may withdraw up to the FREE WITHDRAWAL AMOUNT offered under your Contract without incurring a withdrawal charge. See "Withdrawal Charge," for more information.

 **Waived in certain cases. See "Expenses."

***Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

                            9     - PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)
PUTNAM ALLSTATE ADVISOR:

                                                                                                                With the Earnings
                                                                                                                Protection Death
                                                                                                                 Benefit Option
                                                                        With the Enhanced   With the Earnings   and the Enhanced
                                                                           Beneficiary      Protection Death       Beneficiary
                                                       Basic Contract   Protection Option    Benefit Option     Protection Option
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                          1.25%              1.40%               1.60%*              1.75%*
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense                      1.25%              1.40%               1.60%               1.75%
---------------------------------------------------------------------------------------------------------------------------------

PUTNAM ALLSTATE ADVISOR PLUS:

                                                                                                                With the Earnings
                                                                                                                Protection Death
                                                                                                                 Benefit Option
                                                                        With the Enhanced   With the Earnings   and the Enhanced
                                                                           Beneficiary      Protection Death       Beneficiary
                                                       Basic Contract   Protection Option    Benefit Option     Protection Option
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                          1.60%              1.75%               1.95%*              2.10%*
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense                      1.60%              1.75%               1.95%               2.10%
---------------------------------------------------------------------------------------------------------------------------------

PUTNAM ALLSTATE ADVISOR PREFERRED:

                                                                                                                With the Earnings
                                                                                                                Protection Death
                                                                                                                 Benefit Option
                                                                        With the Enhanced   With the Earnings   and the Enhanced
                                                                           Beneficiary      Protection Death       Beneficiary
                                                       Basic Contract   Protection Option    Benefit Option     Protection Option
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                          1.65%              1.80%               2.00%*              2.15%*
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expense                      1.65%              1.80%               2.00%               2.15%
---------------------------------------------------------------------------------------------------------------------------------

*The mortality and expense risk charge shown for the Earnings Protection Death
 Benefit Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Contract Owner or Annuitant is over 65, and both are 75 or younger on the Rider Application Date. If the age of the oldest Contract Owner or Annuitant is 65 or younger on the Rider Application Date, the charge for the Option is 0.20% and the mortality and expense risk charge shown for Contracts with this Option would be lower by 0.15%.

RETIREMENT INCOME GUARANTEE RIDER EXPENSES

If you select a Retirement Income Guarantee Rider, you would pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you select) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Riders" for details.

                            10    - PROSPECTUS

FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF FUND AVERAGE DAILY NET ASSETS)(1)

CLASS IB SHARES                                             Management          Rule 12b-1          Other           Total Annual
Fund                                                           Fees              Fees(2)           Expenses         Fund Expenses
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                      0.65%              0.25%             0.12%               1.02%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund (3)                         0.80%              0.25%             0.33%               1.38%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund                            0.65%              0.25%             0.70%               1.60%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                              0.68%              0.25%             0.11%               1.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                     0.65%              0.25%             0.11%               1.01%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                         0.67%              0.25%             0.17%               1.09%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                   0.71%              0.25%             0.11%               1.07%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                               0.46%              0.25%             0.05%               0.76%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund                            0.70%              0.25%             0.15%               1.10%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                 0.70%              0.25%             0.09%               1.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                      0.67%              0.25%             0.09%               1.01%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                          0.60%              0.25%             0.08%               0.93%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                            0.76%              0.25%             0.18%               1.19%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                 0.80%              0.25%             0.18%               1.23%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                 1.00%              0.25%             0.24%               1.49%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                       0.60%              0.25%             0.06%               0.91%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                    0.40%              0.25%             0.05%               0.70%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                               0.54%              0.25%             0.05%               0.84%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                       0.70%              0.25%             0.09%               1.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                           0.70%              0.25%             0.15%               1.10%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                        0.65%              0.25%             0.09%               0.99%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                 0.80%              0.25%             0.14%               1.19%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (4)                                  1.00%              0.25%             0.45%               1.70%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                     0.66%              0.25%             0.07%               0.98%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                           0.61%              0.25%             0.06%               0.92%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                         0.53%              0.25%             0.04%               0.82%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                                      0.70%              0.25%             0.92%               1.87%
---------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the table are based on the Funds' last fiscal year ended December 31, 2001.

(2) Class IB 12b-1 fees have been restated to reflect an increase in Rule 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

(3) The Fund is expected to merge into the Putnam VT International Growth Fund following approval by the Trust's Trustees and by the Fund's shareholders.

(4) The Fund is expected to merge into the Putnam VT Voyager II Fund following approval by the Trust's Trustees and by the Fund's shareholders.

                            11    - PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment,

- surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period,

- elect the Enhanced Beneficiary Protection Option,

- elect the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

- elected Retirement Income Guarantee Rider 2 (assuming Income Base B).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER OR TAKE A WITHDRAWAL FROM YOUR CONTRACT OR RECEIVE INCOME PAYMENTS.

                                                 PUTNAM ALLSTATE                             PUTNAM ALLSTATE
                                                     ADVISOR                                  ADVISOR PLUS
-------------------------------------------------------------------------------------------------------------------------
Sub-Account                          1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income     $ 92       $141       $193       $354       $105       $171       $232       $396
-------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth            $ 95       $152       $211       $388       $108       $182       $250       $431
-------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation           $ 98       $159       $222       $408       $111       $189       $261       $451
-------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income             $ 92       $142       $194       $356       $105       $172       $233       $398
-------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston      $ 92       $141       $193       $353       $104       $171       $231       $395
-------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation        $ 92       $143       $197       $360       $105       $173       $235       $403
-------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                  $ 92       $143       $196       $358       $105       $173       $234       $401
-------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income              $ 89       $133       $180       $328       $102       $163       $218       $371
-------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities           $ 93       $144       $197       $361       $105       $174       $236       $404
-------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                $ 92       $142       $194       $356       $105       $172       $233       $398
-------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                     $ 92       $141       $193       $353       $104       $171       $231       $395
-------------------------------------------------------------------------------------------------------------------------
Putnam Income                         $ 91       $138       $189       $345       $104       $168       $227       $388
-------------------------------------------------------------------------------------------------------------------------
Putnam International Growth           $ 93       $146       $202       $370       $106       $176       $241       $413
-------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and
  Income                              $ 94       $147       $204       $374       $107       $178       $243       $417
-------------------------------------------------------------------------------------------------------------------------
Putnam International New
  Opportunities                       $ 97       $155       $217       $398       $110       $186       $256       $441
-------------------------------------------------------------------------------------------------------------------------
Putnam Investors                      $ 91       $138       $188       $343       $103       $168       $226       $386
-------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                   $ 88       $131       $177       $322       $101       $161       $215       $365
-------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities              $ 90       $136       $184       $336       $103       $165       $223       $379
-------------------------------------------------------------------------------------------------------------------------
Putnam New Value                      $ 92       $142       $194       $356       $105       $172       $233       $398
-------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth          $ 93       $144       $197       $361       $105       $174       $236       $404
-------------------------------------------------------------------------------------------------------------------------
Putnam Research                       $ 91       $140       $192       $351       $104       $170       $230       $393
-------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                $ 93       $146       $202       $370       $106       $176       $241       $413
-------------------------------------------------------------------------------------------------------------------------
Putnam Technology                     $ 99       $162       $227       $417       $112       $192       $266       $460
-------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income    $ 91       $140       $191       $350       $104       $170       $230       $392
-------------------------------------------------------------------------------------------------------------------------
Putnam Vista                          $ 91       $138       $188       $344       $103       $168       $227       $387
-------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                        $ 90       $135       $183       $334       $102       $165       $222       $377
-------------------------------------------------------------------------------------------------------------------------
Putnam Voyager II                     $100       $167       $235       $432       $114       $198       $275       $475
-------------------------------------------------------------------------------------------------------------------------

                                                 PUTNAM ALLSTATE
                                                ADVISOR PREFERRED
----------------------------------  -----------------------------------------
Sub-Account                          1 Year    3 Years    5 Years    10 Years
----------------------------------
Putnam American Government Income     $44        $109       $185       $386
----------------------------------
Putnam Asia Pacific Growth            $48        $120       $202       $419
----------------------------------
Putnam Capital Appreciation           $50        $126       $213       $438
----------------------------------
Putnam Diversified Income             $44        $109       $186       $388
----------------------------------
The George Putnam Fund of Boston      $44        $108       $184       $385
----------------------------------
Putnam Global Asset Allocation        $45        $111       $188       $392
----------------------------------
Putnam Global Growth                  $45        $110       $187       $390
----------------------------------
Putnam Growth and Income              $41        $101       $172       $361
----------------------------------
Putnam Growth Opportunities           $45        $111       $188       $393
----------------------------------
Putnam Health Sciences                $44        $109       $186       $388
----------------------------------
Putnam High Yield                     $44        $108       $184       $385
----------------------------------
Putnam Income                         $43        $106       $180       $377
----------------------------------
Putnam International Growth           $46        $114       $193       $401
----------------------------------
Putnam International Growth and
  Income                              $46        $115       $195       $405
----------------------------------
Putnam International New
  Opportunities                       $49        $123       $207       $428
----------------------------------
Putnam Investors                      $43        $105       $179       $375
----------------------------------
Putnam Money Market                   $41        $ 99       $169       $356
----------------------------------
Putnam New Opportunities              $42        $103       $176       $369
----------------------------------
Putnam New Value                      $44        $109       $186       $388
----------------------------------
Putnam OTC & Emerging Growth          $45        $111       $188       $393
----------------------------------
Putnam Research                       $44        $108       $183       $383
----------------------------------
Putnam Small Cap Value                $46        $114       $193       $401
----------------------------------
Putnam Technology                     $51        $129       $218       $447
----------------------------------
Putnam Utilities Growth and Income    $44        $108       $183       $382
----------------------------------
Putnam Vista                          $43        $106       $180       $376
----------------------------------
Putnam Voyager                        $42        $103       $175       $367
----------------------------------
Putnam Voyager II                     $53        $134       $226       $461
----------------------------------

                            12    - PROSPECTUS

EXAMPLE 2

Same assumptions as Example 1 above, except that you decide not to surrender your Contract, or you begin receiving income payments for at least 120 months if under an Income Plan for a specified period, at the end of each period.

                                                 PUTNAM ALLSTATE                             PUTNAM ALLSTATE
                                                     ADVISOR                                  ADVISOR PLUS
-------------------------------------------------------------------------------------------------------------------------
Sub-Account                          1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income     $32        $ 99       $168       $354       $37        $112       $189       $396
-------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth            $36        $110       $186       $388       $40        $123       $208       $431
-------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation           $38        $116       $196       $408       $43        $130       $219       $451
-------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income             $32        $ 99       $169       $356       $37        $112       $190       $398
-------------------------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston      $32        $ 98       $167       $353       $36        $111       $189       $395
-------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation        $33        $101       $171       $360       $37        $114       $193       $403
-------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                  $33        $100       $170       $358       $37        $113       $192       $401
-------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income              $30        $ 91       $155       $328       $34        $103       $176       $371
-------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities           $33        $101       $172       $361       $37        $114       $193       $404
-------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                $32        $ 99       $169       $356       $37        $112       $190       $398
-------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                     $32        $ 98       $167       $353       $36        $111       $189       $395
-------------------------------------------------------------------------------------------------------------------------
Putnam Income                         $31        $ 96       $163       $345       $36        $109       $185       $388
-------------------------------------------------------------------------------------------------------------------------
Putnam International Growth           $34        $104       $176       $370       $38        $117       $198       $413
-------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and
  Income                              $34        $105       $178       $374       $39        $118       $200       $417
-------------------------------------------------------------------------------------------------------------------------
Putnam International New
  Opportunities                       $37        $113       $191       $398       $42        $126       $213       $441
-------------------------------------------------------------------------------------------------------------------------
Putnam Investors                      $31        $ 95       $162       $343       $35        $108       $184       $386
-------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                   $29        $ 89       $152       $322       $33        $101       $173       $365
-------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities              $30        $ 93       $159       $336       $35        $106       $180       $379
-------------------------------------------------------------------------------------------------------------------------
Putnam New Value                      $32        $ 99       $169       $356       $37        $112       $190       $398
-------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth          $33        $101       $172       $361       $37        $114       $193       $404
-------------------------------------------------------------------------------------------------------------------------
Putnam Research                       $32        $ 98       $166       $351       $36        $111       $188       $393
-------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                $34        $104       $176       $370       $38        $117       $198       $413
-------------------------------------------------------------------------------------------------------------------------
Putnam Technology                     $39        $119       $201       $417       $44        $133       $224       $460
-------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income    $32        $ 97       $166       $350       $36        $110       $187       $392
-------------------------------------------------------------------------------------------------------------------------
Putnam Vista                          $31        $ 96       $163       $344       $35        $108       $184       $387
-------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                        $30        $ 93       $158       $334       $34        $105       $179       $377
-------------------------------------------------------------------------------------------------------------------------
Putnam Voyager II                     $41        $124       $210       $432       $46        $138       $232       $475
-------------------------------------------------------------------------------------------------------------------------

                                                 PUTNAM ALLSTATE
                                                ADVISOR PREFERRED
----------------------------------  -----------------------------------------
Sub-Account                          1 Year    3 Years    5 Years    10 Years
----------------------------------
Putnam American Government Income     $ 36       $109       $185       $386
----------------------------------
Putnam Asia Pacific Growth            $ 39       $120       $202       $419
----------------------------------
Putnam Capital Appreciation           $ 42       $126       $213       $438
----------------------------------
Putnam Diversified Income             $ 36       $109       $186       $388
----------------------------------
The George Putnam Fund of Boston      $ 36       $108       $184       $385
----------------------------------
Putnam Global Asset Allocation        $ 36       $111       $188       $392
----------------------------------
Putnam Global Growth                  $ 36       $110       $187       $390
----------------------------------
Putnam Growth and Income              $ 33       $101       $172       $361
----------------------------------
Putnam Growth Opportunities           $ 36       $111       $188       $393
----------------------------------
Putnam Health Sciences                $ 36       $109       $186       $388
----------------------------------
Putnam High Yield                     $ 36       $108       $184       $385
----------------------------------
Putnam Income                         $ 35       $106       $180       $377
----------------------------------
Putnam International Growth           $ 37       $114       $193       $401
----------------------------------
Putnam International Growth and
  Income                              $ 38       $115       $195       $405
----------------------------------
Putnam International New
  Opportunities                       $ 40       $123       $207       $428
----------------------------------
Putnam Investors                      $ 35       $105       $179       $375
----------------------------------
Putnam Money Market                   $ 32       $ 99       $169       $356
----------------------------------
Putnam New Opportunities              $ 34       $103       $176       $369
----------------------------------
Putnam New Value                      $ 36       $109       $186       $388
----------------------------------
Putnam OTC & Emerging Growth          $ 36       $111       $188       $393
----------------------------------
Putnam Research                       $ 35       $108       $183       $383
----------------------------------
Putnam Small Cap Value                $ 37       $114       $193       $401
----------------------------------
Putnam Technology                     $ 43       $129       $218       $447
----------------------------------
Putnam Utilities Growth and Income    $ 35       $108       $183       $382
----------------------------------
Putnam Vista                          $ 35       $106       $180       $376
----------------------------------
Putnam Voyager                        $ 34       $103       $175       $367
----------------------------------
Putnam Voyager II                     $ 44       $134       $226       $461
----------------------------------

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED BENEFICIARY PROTECTION OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING AGE OF THE OLDEST CONTRACT OWNER OR ANNUITANT IS OVER AGE 65, AND BOTH ARE AGE 75 OR YOUNGER ON THE RIDER APPLICATION DATE), AND THE RETIREMENT INCOME GUARANTEE RIDER 2 AND THAT INCOME BASE B IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES (FOR PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY), WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000. IF THE ACTUAL AVERAGE CONTRACT SIZE OF $52,355 WERE USED, NO CONTRACT MAINTENANCE CHARGE WOULD BE APPLICABLE, AND THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                            13    - PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B. The financial statements of Allstate and the Variable Account appear in the Statement of Additional Information.

                            14    - PROSPECTUS

THE CONTRACTS
-------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

- any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-natural person for purposes of the "Death of Owner" and "Death of Annuitant" provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

- 90 -- PUTNAM ALLSTATE ADVISOR

- 85 -- PUTNAM ALLSTATE ADVISOR PLUS

- 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date") is currently 75.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "TAX QUALIFIED CONTRACTS" on page 43.

Except for certain Tax Qualified Contracts, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

- 90 -- PUTNAM ALLSTATE ADVISOR

- 85 -- PUTNAM ALLSTATE ADVISOR PLUS

- 90 -- PUTNAM ALLSTATE ADVISOR PREFERRED

If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary

                            15    - PROSPECTUS

Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a natural person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies)for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for each Contract is $10,000. The minimum initial purchase payment for Qualified Contracts is $500 for PUTNAM ALLSTATE ADVISOR CONTRACTS ($10,000 for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS and PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional

                            16    - PROSPECTUS
investments. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for PUTNAM ALLSTATE ADVISOR CONTRACTS only).

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

CREDIT ENHANCEMENT
(PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY)
Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See "RIGHT TO CANCEL" below for details. The PUTNAM ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "EXPENSES." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam Money Market Variable Sub-Account during the Cancellation Period.

                            17    - PROSPECTUS

CONTRACT VALUE
-------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to:

- your initial purchase payment for PUTNAM ALLSTATE ADVISOR CONTRACTS

- your initial purchase payment plus the Credit Enhancement for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

- your initial purchase payment for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

- changes in the share price of the Fund in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                            18    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 27 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Funds. You should carefully review the Funds' prospectus before allocating amounts to the Variable Sub-Accounts. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser to each Fund.


FUND:                                             EACH FUND SEEKS:
Putnam VT American Government Income Fund         Seeks high current income with preservation of
                                                  capital as its secondary objective. The Fund
                                                  seeks its goal by investing 80% of its net
                                                  assets in U.S. government securities and may
                                                  invest up to 20% of net assets in mortgage-
                                                  backed securities that are privately issued and
                                                  not supported by the credit of any government
                                                  agency or instrumentality.
Putnam VT Asia Pacific Growth Fund*               Seeks capital appreciation. The Fund seeks its
                                                  goal by investing at least 85% of its net assets
                                                  in common stocks of Asian or Pacific Basin
                                                  companies.
Putnam VT Capital Appreciation Fund               Seeks capital appreciation. The Fund seeks its
                                                  goal by investing mainly in common stocks of
                                                  U.S. companies.
Putnam VT Diversified Income Fund                 Seeks as high a level of current income as
                                                  Putnam Management believes is consistent with
                                                  preservation of capital. The Fund seeks its goal
                                                  by investing in multi-sector bonds.
Putnam VT The George Putnam Fund of Boston        Seeks to provide a balanced investment composed
                                                  of a well diversified portfolio of value stocks
                                                  and bonds, which produce both capital growth and
                                                  current income.
Putnam VT Global Asset Allocation Fund            Seeks a high level of long-term total return
                                                  consistent with preservation of capital. The
                                                  Fund seeks its goal by investing in a wide
                                                  variety of equity and fixed-income securities
                                                  both of U.S. and foreign issuers.
Putnam VT Global Growth Fund                      Seeks capital appreciation. The Fund seeks its
                                                  goal by investing mainly in common stocks of
                                                  companies worldwide with a focus on growth
                                                  stocks.
Putnam VT Growth and Income Fund                  Seeks capital growth and current income. The
                                                  Fund seeks its goal by investing mainly in
                                                  common stocks of U.S. companies with a focus on
                                                  value stocks that offer the potential for
                                                  capital growth, current income or both.
Putnam VT Growth Opportunities Fund               Seeks capital appreciation. The Fund seeks its
                                                  goal by investing in common stocks of U.S.
                                                  companies with a focus on growth stocks.
Putnam VT Health Sciences Fund                    Seeks capital appreciation. The Fund seeks its
                                                  goal by investing at least 80% of its net assets
                                                  in common stocks of U.S. companies in the health
                                                  sciences industries with a focus on growth
                                                  stocks.
Putnam VT High Yield Fund                         Seeks high current income. Capital growth is a
                                                  secondary goal when consistent with achieving
                                                  high current income. The Fund seeks its goal by
                                                  investing at least 80% of the Fund's net assets
                                                  in U.S. corporate rated below investment grade
                                                  (junk bonds) and that have intermediate to long-
                                                  term maturities (three years or longer.)
Putnam VT Income Fund                             Seeks high current income consistent with what
                                                  Putnam Management believes to be prudent risk.
                                                  The Fund seeks its goal by investing at least
                                                  80% in U.S. corporate bonds and governments
                                                  worldwide that are either investment-grade or
                                                  below investment grade (junk bonds) and that
                                                  have intermediate to long-term maturities (three
                                                  years or longer.)
Putnam VT International Growth Fund               Seeks capital appreciation. The Fund seeks its
                                                  goal by investing mainly in common stocks of
                                                  companies outside the United States.
Putnam VT International Growth and Income Fund    Seeks capital growth. Current income is a
                                                  secondary objective. The Fund seeks its goal by
                                                  investing mainly in common stocks of companies
                                                  outside the United States with a focus on value
                                                  stocks.

                            19    - PROSPECTUS


FUND:                                                         EACH FUND SEEKS:
Putnam VT International New Opportunities Fund                Seeks long-term capital appreciation. The Fund seeks its
                                                              goal by investing mainly in common stocks of companies
                                                              outside the United States with a focus on growth stocks.
Putnam VT Investors Fund                                      Seeks long-term growth of capital and any increased income that results from this growth. The Fund seeks its goal by
                                                              investing mainly in common stocks of U.S. companies with a focus on growth stocks.
Putnam VT Money Market Fund                                   Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and
                                                              maintenance of liquidity.
Putnam VT New Opportunities Fund                              Seeks long-term capital appreciation. The Fund seeks its
                                                              goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that
                                                              Putnam Management believes have high growth potential.
Putnam VT New Value Fund                                      Seeks long-term capital appreciation. The Fund seeks its
                                                              goal by investing mainly in common stocks of U.S. companies with a focus on value stocks.
Putnam VT OTC & Emerging Growth Fund                          Seeks capital appreciation. The Fund seeks its goal by
                                                              investing at least 80% of its net assets in common stocks
                                                              traded in the over-the-counter "OTC" market and common
                                                              stocks of "emerging growth" companies listed on securities exchanges.
Putnam VT Research Fund                                       Seeks capital appreciation. The Fund seeks its goal by
                                                              investing mainly in common stocks of U.S. companies that
                                                              Putnam Management believes have the greatest potential for capital appreciation, with stock prices that reflect a value lower than that which Putnam Management places on the
                                                              company, or whose earnings Putnam Management believes are
                                                              likely to grow over time.
Putnam VT Small Cap Value Fund                                Seeks capital appreciation. The Fund seeks its goal by
                                                              investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.
Putnam VT Technology Fund*                                    Seeks capital appreciation. The Fund seeks its goal by
                                                              investing at least 80% of its net assets in securities of
                                                              companies that derive at least 50% of their assets in
                                                              revenues or profits from the technology industries.
Putnam VT Utilities Growth and Income Fund                    Seeks capital growth and current income.The Fund seeks its goal by investing at least 80% of its net assets in a
                                                              combination of bonds and U.S. value stocks of companies in the utilities industries, with a significant focus on value stocks.
Putnam VT Vista Fund                                          Seeks capital appreciation. The Fund seeks its goal by
                                                              investing mainly in common stocks of U.S. companies with a focus on growth stocks.
Putnam VT Voyager Fund                                        Seeks capital appreciation. The Fund seeks its goal by
                                                              investing mainly in common stocks of U.S. companies with a focus on growth stocks.
Putnam VT Voyager Fund II                                     Seeks long-term growth of capital. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

*ANTICIPATED MERGER OF CERTAIN VARIABLE SUB-ACCOUNTS

We have been advised that the Board of Trustees of the Putnam Variable Trust (the "Trust") has approved in principle the mergers of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund, and Putnam VT Technology Fund into Putnam VT Voyager Fund II. Completion of the mergers is subject to a number of conditions, including final approval by the Trust's Trustees and by shareholders of the Funds at a shareholder meeting expected to be held within approximately six months.

                            20    - PROSPECTUS

If the mergers are approved, we will cease offering the Variable Sub-Accounts that invest in the Putnam VT Asia Pacific Growth and the Putnam VT Technology Funds approximately the same date the mergers are completed (the "Cut-off Date").

That means:

(1) You will no longer be able to allocate purchase payments or transfer Contract Value into the Putnam VT Asia Pacific Growth or the Putnam VT Technology Variable Sub-Accounts on or after the "Cut-off Date, and

(2) If you have a Dollar Cost Averaging, Automatic Portfolio Rebalancing, or Automatic Additions Program involving either of those Variable Sub-Accounts, you will need to contact us or your representative to make alternative arrangements before the Cut-off Date. Otherwise, any purchase payments allocated to those Variable Sub-Accounts on or after the Cut-off Date will be returned to you with a request that you provide alternative allocation instructions. We will not process any transfers to those Variable Sub-Accounts on or after the Cut-off Date.

Additional information about the mergers will be sent to you when it is available.

                            21    - PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

                                  ADVISOR   ADVISOR
                         ADVISOR   PLUS    PREFERRED
Standard Fixed Account     Yes      Yes       Yes
Option
6 Month Dollar Cost        Yes      No        No
Averaging Option
12 Month Dollar Cost       Yes      No        No
Averaging Option

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)
The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a DOLLAR COST AVERAGING PROGRAM, as described on page 24. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the "6 MONTH DOLLAR COST AVERAGING OPTION") or for up to 12 months (the "12 MONTH DOLLAR COST AVERAGING OPTION"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam Money Market Variable Sub-Account unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to a GUARANTEE PERIOD included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. FOR PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS EACH PURCHASE PAYMENT PLUS THE APPROPRIATE PORTION OF THE CREDIT ENHANCEMENT ALLOCATED TO THE STANDARD FIXED ACCOUNT OPTION EARNS INTEREST AT THE CURRENT RATE IN EFFECT AT THE TIME OF ALLOCATION.

We are currently offering a Guarantee Period of 1 year in length for all Contracts, and Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate.

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.

                            22    - PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract Owner or certain Contract Owners, if:

- we believe, in our sole discretion, that excessive trading by such Contract Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract Owners; or

- we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.

                            23    - PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 22.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC FUND REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Putnam Global Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam Global Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the "Putnam Automatic Rebalancing Program."

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
(PUTNAM ALLSTATE ADVISOR CONTRACTS ONLY)
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and

                            24    - PROSPECTUS
issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

- all of your money is allocated to the Fixed Account Options on a Contract Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

- 1.25% for PUTNAM ALLSTATE ADVISOR CONTRACTS

- 1.60% for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

- 1.65% for PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. If the charges under the Contract are not sufficient, then Allstate will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE
We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. We reserve the right to change the Rider fee. However, once we issue your Rider, we cannot change the Rider fee that applies to your Contract. The Rider 1 fee will never exceed 0.15% and the Rider 2 fee will never exceed 0.50%. See "Retirement Income Guarantee Riders" for details.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 9. The Contracts differ in the following respects:

PUTNAM ALLSTATE ADVISOR CONTRACTS
Under PUTNAM ALLSTATE ADVISOR CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS
Under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments.

                            25    - PROSPECTUS

Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS
Under PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS, you can withdraw up to the FREE WITHDRAWAL AMOUNT each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

ALL CONTRACTS
We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

- withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.

CONFINEMENT WAIVER. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1. you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if

                            26    - PROSPECTUS
you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES
Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see page 11. We may receive compensation from the Funds' investment adviser, distributor, or their affiliates for administrative services we provide to the Funds.

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 28.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if

                            27    - PROSPECTUS
taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

- the Annuitant's 99th birthday, or

- the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently nine Income Plans are available. Income Plans provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The nine Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 91 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 91 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 4 -- COMBINATION LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over

                            28    - PROSPECTUS
the Annuitant's life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

INCOME PLAN 5 -- COMBINATION JOINT AND SURVIVOR LIFE INCOME AND GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

INCOME PLAN 6 -- LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 7 -- JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 8 -- LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

INCOME PLAN 9 -- JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

GUARANTEED PAYMENT PLANS. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 ("GUARANTEED PAYMENT PLANS"):

- The minimum payment period you may choose is 5 years.

- If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

- If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be. You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

                            29    - PROSPECTUS

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

- terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may

                            30    - PROSPECTUS
vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE RIDERS
You may have the option to add to your Contract one of two Retirement Income Guarantee Riders (Rider 1 or Rider 2). Once elected, the Rider cannot be cancelled, including upon spousal continuation. Currently, the option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("GUARANTEED INCOME BENEFIT"). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date. The Riders may not be available in all states. We may discontinue offering these Riders at any time.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

- You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the "RIDER DATE");

- The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

- You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

- The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    - 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied, or

    - 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

RETIREMENT INCOME GUARANTEE RIDER 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancements applied under PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS, less applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1. On the Rider Date, the Income Base is equal to the Contract Value.

2. After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

- For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

- For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment, described below.

                            31    - PROSPECTUS

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

    1)    =   withdrawal amount,

    2)    =   the Contract Value immediately prior
              to the withdrawal, and

    3)    =   the most recently calculated Income
              Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of
(i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

RETIREMENT INCOME GUARANTEE RIDER 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1. For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

    1)    =   withdrawal amount,

    2)    =   the Contract Value immediately prior
              to the withdrawal, and

    3)    =   the most recently calculated Income
              Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the

                            32    - PROSPECTUS

Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the greatest of the following death benefit alternatives:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments (and including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawals, or

3. the most recent MAXIMUM ANNIVERSARY VALUE prior to the date we determine the death benefit (see "Maximum Anniversary Value" below).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit, or

2. the Settlement Value as of the date we determine the death benefit. The "SETTLEMENT VALUE" is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of PUTNAM ALLSTATE ADVISOR CONTRACTS, contract maintenance charge.

Allstate reserves the right to extend the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death":

- a certified copy of a death certificate,

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

- other documentation as we may accept in our sole discretion.

MAXIMUM ANNIVERSARY VALUE. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

                            33    - PROSPECTUS

1. For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS).

2. For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3. On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

WITHDRAWAL ADJUSTMENT. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

    1)    =   the withdrawal amount,

    2)    =   the Contract Value immediately prior
              to the withdrawal, and

    3)    =   the value of the applicable death
              benefit alternative immediately prior
              to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION
If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

- the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

- the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

                            34    - PROSPECTUS

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION
The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives
(1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider ("RIDER DATE") is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1. the date we determine the death benefit, or

2. the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under "Death Benefit Amount."

DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section on page 15. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's options will be subject to any restrictions previously placed upon the Beneficiary.

IF THE SOLE NEW CONTRACT OWNER IS YOUR SPOUSE, he or she may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

    (a) over the life of the new Contract Owner;

    (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

    (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

    i.  transfer all or a portion of the excess among the Variable Sub-Accounts;

    ii. transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

    iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

                            35    - PROSPECTUS

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greater of:

- the sum of all purchase payments (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS), less any withdrawals; or

- the Contract Value on the date we determine the death benefit; or

- the Maximum Anniversary Value as defined in the "Death Benefit Amount" section, with the following changes:

    - "Issue Date" is replaced by the date the Contract is continued,

    - "initial purchase payment" (including Credit Enhancements in the case of PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

IF THE NEW CONTRACT OWNER IS A NATURAL PERSON WHO IS NOT YOUR SPOUSE, OR IF THERE ARE MULTIPLE NATURAL NEW OWNERS, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum, or

2. apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

    (a) over the life of the new Contract Owner,

    (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

    (c) over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the "Transfers" provision of your Contract during this 5-year period. See the "Investment Alternatives: Transfers" section on page 23, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to offer additional options upon Death of Contract Owner.

IF THE NEW CONTRACT OWNER IS A CORPORATION, TRUST OR OTHER NON-NATURAL PERSON, the new Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of your date of death.

On the date we receive the complete request for payment of the death benefit, the Contract Value under this option will be the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the TRANSFERS provision of your Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon death of Contract Owner.

If any new Contract Owner is a non-natural person, all new Contract Owners will be considered to be non-natural persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be

                            36    - PROSPECTUS
reset to the date the Contract is continued ("NEW RIDER DATE"). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

- the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

    - "Rider Date" is replaced by the date the Contract is continued,

    - "Contract Value" is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

DEATH OF ANNUITANT. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a natural person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1. receive the death benefit in a lump sum; or

2. apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

    (a) over the life of the new Contract Owner;

    (b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

    (c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

The Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the contract. If the Contract Owner elects to continue the contract they will be taxed on the entire gain in the contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner's gross income as a result of a contract continuance will increase the investment in the contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-natural person, the Contract Owner may elect to:

1. receive the death benefit in a lump sum; or

2. receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the TRANSFERS provision of your Contract during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract.

We reserve the right to offer additional options upon Death of Annuitant.

                            37    - PROSPECTUS

MORE INFORMATION
-------------------------------------------------------------------

ALLSTATE
Allstate is the issuer of the Contract. Allstate is an Illinois stock life insurance company organized in 1957.

Allstate is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) to Allstate. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Services assigns an Aa2 (Excellent) financial strength rating to Allstate. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

VARIABLE ACCOUNT
Allstate established the Allstate Life Insurance Company Separate Account A on January 27, 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate.

The Variable Account consists of 27 Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we

                            38    - PROSPECTUS
may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate and Putnam Investments, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks.

Allstate may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Putnam Allstate Advisor Contracts issued to employees of Allstate and certain other eligible organizations, and in lieu of Allstate paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract Owner records;

- Contract Owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

                            39    - PROSPECTUS

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate.

TAXES
-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate, and its operations form a part of Allstate, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate does not intend to make provisions for any such taxes. If Allstate is taxed on investment income or capital gains of the Variable Account, then Allstate may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) immediate annuity Contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a Contract Owner will be considered the owner of Variable Account assets if he possesses incidents of ownership in those assets,

                            40    - PROSPECTUS
such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause a Contract Owner to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a nonqualified contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

- if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death;

- if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

                            41    - PROSPECTUS

- if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Allstate (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a

                            42    - PROSPECTUS
qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under
  Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans under Sections 401 and 403; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Section 457.

The Contract may be used with several types of qualified plans. Allstate reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the Contract Owner attains age 59 1/2,

- made to a beneficiary after the Contract Owner's death,

- attributable to the Contract Owner being disabled, or

- made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Because these distributions are required under the code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing owners of any IRA to select certain death benefits that offer enhanced earnings.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint

                            43    - PROSPECTUS
lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred

                            44    - PROSPECTUS
arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

- attains age 59 1/2,

- separates from service,

- dies,

- becomes disabled, or

- incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.

                            45    - PROSPECTUS

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, withdrawal charges and the following (as applicable):

- contract maintenance charge for PUTNAM ALLSTATE ADVISOR CONTRACTS

- Credit Enhancement for PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS

Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. However, any total return figures that reflect the Credit Enhancement will also reflect applicable withdrawal charges to the extent required. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

                            46    - PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

                                                  PAGE
------------------------------------------------------
   Additions, Deletions, or Substitutions of
   Investments                                     2
------------------------------------------------------
   The Contracts                                   2
------------------------------------------------------
   Performance Information                         2
------------------------------------------------------
   Calculation of Accumulation Unit Values         4
------------------------------------------------------
   Calculation of Variable Income Payments         4
------------------------------------------------------
   General Matters                                 5
------------------------------------------------------

------------------------------------------------------
                                                  PAGE

   Experts                                         7
------------------------------------------------------
   Financial Statements                            8
------------------------------------------------------
   Appendix A                                    A-1
------------------------------------------------------
   Appendix B                                    B-1
------------------------------------------------------
   Appendix C                                    C-1
------------------------------------------------------
   Appendix D                                    D-1
------------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                            47    - PROSPECTUS

APPENDIX A
PUTNAM ALLSTATE ADVISOR CONTRACT COMPARISON CHART
------------------------------------------------------------------------

        Feature                   Advisor                 Advisor Plus           Advisor Preferred
------------------------------------------------------------------------------------------------------
Maximum Age of Contract   90                        85                        90
Owner and Annuitant on
the Issue Date
------------------------------------------------------------------------------------------------------
Minimum Initial Purchase  $10,000                   $10,000                   $10,000
Payment                   ($500 for Qualified
                          Contracts)
------------------------------------------------------------------------------------------------------
Fixed Account Options     - Standard Fixed Account  - Standard Fixed Account  - Standard Fixed Account
                          Option with 1, 5 &        Option with 1, 5 &        Option with 1-year
                            7-year Guarantee          7-year Guarantee          Guarantee Period
                            Periods                   Periods
                          - 6 Month Dollar Cost
                          Averaging Option
                          - 12 Month Dollar Cost
                          Averaging Option
------------------------------------------------------------------------------------------------------
Credit Enhancement        None                      4% applied to all         None
                                                    purchase payments
------------------------------------------------------------------------------------------------------
Contract Maintenance      $30 per year, full        None                      None
Charge                    amount on surrender
                          (waived in certain
                          cases)
------------------------------------------------------------------------------------------------------
Mortality and Expense     1.25%                     1.60%                     1.65%
Risk Charge
(without optional
benefit)
------------------------------------------------------------------------------------------------------
Free Withdrawal Amount    greater of earnings not   15% of purchase payments  15% of purchase payments
(each Contract Year)      previously withdrawn, or
                          15% of purchase payments
------------------------------------------------------------------------------------------------------
Withdrawal Charge         Year: 0 1 2 3 4 5 6 7+    Year: 0 1 2 3 4 5 6 7 8+  Year: 0 1 2+
(measured from number of  %:  7 7 6 5 4 3 2 0       %:  8 8 8 7 6 5 4 3 0     %:  2 1 0
complete years since we
received the purchase
payment) (as a
percentage of purchase
payments withdrawn in
excess of the Free
Withdrawal Amount)
------------------------------------------------------------------------------------------------------
Withdrawal Charge         Yes                       Yes                       No
Waivers
------------------------------------------------------------------------------------------------------

APPENDIX B
PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(BASIC CONTRACT)
-------------------------------------------------------------------

                                                                For the Years Beginning January 1* and
                                                                         Ending December 31,
                                                              ------------------------------------------
                                                                 1999            2000            2001
--------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------------
American Government Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000          11.115
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A          11.115          11.695
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A         290,129       2,363,866
--------------------------------------------------------------------------------------------------------
Asia Pacific Growth
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          17.437           9.585
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          17.437           9.585           7.193
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     241,341         485,741         407,078
--------------------------------------------------------------------------------------------------------
Capital Appreciation
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000           9.131
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A           9.131           7.763
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A          45,272         514,152
--------------------------------------------------------------------------------------------------------
Diversified Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.866           9.727
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.866           9.727           9.942
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,112,113       3,898,771       4,832,628
--------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.299          10.067
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.299          10.067           9.986
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   2,629,405       6,032,053       9,159,103
--------------------------------------------------------------------------------------------------------
Global Asset Allocation
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.698          10.051
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.698          10.051           9.079
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     216,789         838,889       1,074,406
--------------------------------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          15.665          10.868
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          15.665          10.868           7.537
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     809,571       4,838,412       6,111,405
--------------------------------------------------------------------------------------------------------
Growth and Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.172           9.776
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.172           9.776           9.036
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                  10,446,547      30,632,434      41,176,940
--------------------------------------------------------------------------------------------------------
Growth Opportunities
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000           7.434
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A           7.434           4.985
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A       2,350,234       3,982,639
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Health Sciences
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.597          14.545
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.597          14.545          11.525
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,037,948       4,204,909       5,293,270
--------------------------------------------------------------------------------------------------------
High Yield
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.934           8.976
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.934           8.976           9.186
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     688,505       2,014,173       3,022,834
--------------------------------------------------------------------------------------------------------
Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.714          10.341
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.714          10.341          10.956
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     994,313       3,295,896       7,057,751
--------------------------------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          14.427          12.885
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          14.427          12.885          10.100
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,416,491       6,476,055       8,261,200
--------------------------------------------------------------------------------------------------------
International Growth and Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.968          10.976
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.968          10.976           8.582
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     515,493       1,708,041       2,339,655
--------------------------------------------------------------------------------------------------------
International New Opportunities
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          18.134          10.984
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          18.134          10.984           7.736
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     389,045       2,234,464       2,469,501
--------------------------------------------------------------------------------------------------------
Investors
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          12.168           9.777
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          12.168           9.777           7.262
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   5,517,617      17,977,266      21,424,549
--------------------------------------------------------------------------------------------------------
Money Market
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.231          10.693
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.231          10.693          10.956
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,261,646       1,736,595       5,663,312
--------------------------------------------------------------------------------------------------------
New Opportunities
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          15.692          11.436
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          15.692          11.436           7.889
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   2,351,890      11,371,847      13,605,364
--------------------------------------------------------------------------------------------------------
New Value
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.795          10.629
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.795          10.629          10.844
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     626,817       1,659,981       3,902,049
--------------------------------------------------------------------------------------------------------
OTC & Emerging Growth
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          19.838           9.581
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          19.838           9.581           5.137
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     697,007       4,036,834       5,465,555
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Research
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.598          11.226
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.598          11.226           8.997
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,575,893       4,896,412       7,607,622
--------------------------------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.302          12.660
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.302          12.660          14.768
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     451,498       1,493,692       3,217,546
--------------------------------------------------------------------------------------------------------
Technology
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000           5.949
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A           5.949           3.573
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A       1,027,648       1,938,361
--------------------------------------------------------------------------------------------------------
Utilities Growth and Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.987          11.590
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.987          11.590           8.890
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     585,124       2,469,334       3,792,637
--------------------------------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          14.088          13.344
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          14.088          13.344           8.762
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     824,655       4,772,927       6,616,756
--------------------------------------------------------------------------------------------------------
Voyager
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          14.326          11.808
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          14.326          11.808           9.047
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   6,006,888      21,009,950      25,627,193
--------------------------------------------------------------------------------------------------------
Voyager II
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000           7.312
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A           7.312           5.000
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A         100,680         829,339
--------------------------------------------------------------------------------------------------------

*All of the Variable Sub-Accounts were first offered as of April 30, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)
-------------------------------------------------------------------

                                                                For the Years Beginning January 1* and
                                                                         Ending December 31,
                                                              ------------------------------------------
                                                                 1999            2000            2001
--------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------------
American Government Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000          11.100
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A          11.100          11.661
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A          67,086         545,358
--------------------------------------------------------------------------------------------------------
Asia Pacific Growth
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          17.419           9.561
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          17.419           9.561           7.164
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      32,678         111,342          87,534
--------------------------------------------------------------------------------------------------------
Capital Appreciation
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000           9.128
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A           9.128           7.748
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A          25,640         147,254
--------------------------------------------------------------------------------------------------------
Diversified Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.856           9.702
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.856           9.702           9.902
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     408,577         960,138       1,166,848
--------------------------------------------------------------------------------------------------------
The George Putnam Fund of Boston
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.290          10.041
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.290          10.041           9.945
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     487,965       1,158,069       1,814,381
--------------------------------------------------------------------------------------------------------
Global Asset Allocation
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.687          10.025
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.687          10.025           9.043
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      44,565         160,395         223,097
--------------------------------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          15.649          10.840
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          15.649          10.840           7.506
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     274,617       1,013,826       1,431,929
--------------------------------------------------------------------------------------------------------
Growth and Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.162           9.751
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.162           9.751           8.999
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   3,225,308       7,073,174       9,530,034
--------------------------------------------------------------------------------------------------------
Growth Opportunities
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000           7.424
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A           7.424           4.970
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A         431,626         855,862
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Health Sciences
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.586          14.509
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.586          14.509          11.479
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     293,891         960,998       1,399,881
--------------------------------------------------------------------------------------------------------
High Yield
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.924           8.953
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.924           8.953           9.149
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     223,608         505,686         771,655
--------------------------------------------------------------------------------------------------------
Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.704          10.315
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.704          10.315          10.911
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     271,083         648,170       1,811,443
--------------------------------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          14.412          12.852
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          14.412          12.852          10.059
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     429,465       1,472,538       2,065,505
--------------------------------------------------------------------------------------------------------
International Growth and Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.957          10.948
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.957          10.948           8.548
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     136,651         463,946         619,238
--------------------------------------------------------------------------------------------------------
International New Opportunities
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          18.116          10.956
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          18.116          10.956           7.704
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     133,941         621,327         730,266
--------------------------------------------------------------------------------------------------------
Investors
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          12.155           9.752
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          12.155           9.752           7.232
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,309,524       3,487,766       4,531,677
--------------------------------------------------------------------------------------------------------
Money Market
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.221          10.666
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.221          10.666          10.912
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     386,731         698,651       1,736,764
--------------------------------------------------------------------------------------------------------
New Opportunities
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          15.676          11.407
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          15.676          11.407           7.857
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     730,176       2,476,574       3,071,223
--------------------------------------------------------------------------------------------------------
New Value
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.786          10.602
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.786          10.602          10.800
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     137,044         383,895       1,056,270
--------------------------------------------------------------------------------------------------------
OTC & Emerging Growth
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          19.817           9.556
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          19.817           9.556           5.116
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     181,669       1,187,439       1,609,323
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Research
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.586          11.198
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.586          11.198           8.961
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     369,070       1,043,092       1,713,705
--------------------------------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.291          12.628
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.291          12.628          14.708
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     140,296         364,310         749,880
--------------------------------------------------------------------------------------------------------
Technology
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000           5.945
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A           5.945           3.565
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A         188,496         558,138
--------------------------------------------------------------------------------------------------------
Utilities Growth and Income
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.976          11.560
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.976          11.560           8.854
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     153,652         410,920         724,095
--------------------------------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          14.074          13.310
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          14.074          13.310           8.726
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     202,009         990,942       1,555,754
--------------------------------------------------------------------------------------------------------
Voyager
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          14.311          11.778
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          14.311          11.778           9.010
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,752,111       4,697,679       5,836,744
--------------------------------------------------------------------------------------------------------
Voyager II
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                       N/A          10.000           7.310
--------------------------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                             N/A           7.310           4.988
--------------------------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         N/A          43,110         241,675
--------------------------------------------------------------------------------------------------------

*All of the Variable Sub-Accounts were first offered as of April 30, 1999, except as follows: the Putnam VT American Government Income and Growth Opportunities Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.410
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          71,467
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.541
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.752
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          25,282
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.928
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          17,897
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.972
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          38,848
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.067
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          12,674
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.527
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          44,241
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.023
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         394,607
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.978
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          35,084
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.510
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          39,706
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.174
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          12,541
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.941
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         107,691
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.087
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          90,053
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.571
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          13,201
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.725
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          12,893
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.252
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         141,430
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.941
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          88,672
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.878
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          88,262
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.829
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          60,068
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.130
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          54,129
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.985
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         102,915
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              14.748
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          38,536
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.568
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          27,167
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.877
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          29,134
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.750
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          37,145
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.034
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         170,118
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.991
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          14,873
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.403
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          34,248
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.537
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.744
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           4,196
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.918
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          16,310
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.962
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          47,948
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.058
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,306
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.519
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          60,177
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.014
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         202,440
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.973
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          19,491
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.498
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           7,851
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.164
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,552
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.930
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          97,768
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.076
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          26,815
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.562
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           7,651
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.717
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,075
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.245
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          60,610
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.930
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          18,244
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.870
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          28,286
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.818
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          25,455
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.125
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          11,006
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.976
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          53,260
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              14.733
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           6,306
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.565
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,125
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.868
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          21,900
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.741
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          22,664
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.025
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         162,355
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.986
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           4,419
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.391
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          64,358
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.154
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.737
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          16,115
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.888
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          26,302
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.932
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          97,921
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.030
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           8,070
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.496
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          31,083
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.987
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         313,998
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.963
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          65,202
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.463
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         120,115
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.137
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          47,082
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.900
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          85,714
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.046
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         106,115
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.536
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          39,528
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.694
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          51,095
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.223
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         158,168
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.897
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          82,994
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.846
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          99,455
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.785
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          70,389
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                         10.00
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.109
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          90,655
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.949
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          83,866
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              14.688
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          53,335
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.560
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         131,244
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.841
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          22,215
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.714
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          48,447
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.998
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         217,704
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.981
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          17,749
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.385
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          58,418
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.147
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.729
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          21,995
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.878
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          22,518
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.921
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         127,345
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.021
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           7,070
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.488
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          22,915
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.978
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         324,802
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.958
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          29,628
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.451
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          22,742
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.127
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          22,005
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.886
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          62,415
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.035
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          60,861
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.527
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          21,873
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.686
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,496
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.215
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         166,058
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.886
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          25,833
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.838
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          32,732
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.774
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          37,325
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.104
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          20,137
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.940
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          51,591
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              14.673
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          28,740
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.557
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          16,491
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.832
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          34,138
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.705
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          36,838
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.988
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         138,792
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.976
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,054
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
-------------------------------------------------------------------

                                                               For the Years Beginning
                                                                January 1* and Ending
                                                                     December 31,
                                                              --------------------------
                                                                 2000            2001
----------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------
American Government Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.893
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.893          11.420
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     142,098         567,317
----------------------------------------------------------------------------------------
Asia Pacific Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.146
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.146           4.596
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      31,865          38,398
----------------------------------------------------------------------------------------
Capital Appreciation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.124
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.124           7.728
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      15,427          99,589
----------------------------------------------------------------------------------------
Diversified Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.768
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.768           9.949
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     408,472         568,856
----------------------------------------------------------------------------------------
The George Putnam Fund of Boston
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.505
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.505          11.371
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     258,198         649,917
----------------------------------------------------------------------------------------
Global Asset Allocation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.696
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.696           8.728
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     122,143         194,527
----------------------------------------------------------------------------------------
Global Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.097
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.097           4.904
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,185,338       1,401,185
----------------------------------------------------------------------------------------
Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.806
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.806          10.874
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   2,249,328       3,498,120
----------------------------------------------------------------------------------------
Growth Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.504
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.504           5.013
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     905,846       1,117,118
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Health Sciences
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          12.025
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          12.025           9.494
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     792,412         923,593
----------------------------------------------------------------------------------------
High Yield
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.944
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.944           9.121
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     264,864         574,693
----------------------------------------------------------------------------------------
Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.531
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.531          11.118
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     367,229         895,677
----------------------------------------------------------------------------------------
International Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.786
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.786           6.863
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,348,523       1,822,954
----------------------------------------------------------------------------------------
International Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.441
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.441           8.135
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     147,662         271,827
----------------------------------------------------------------------------------------
International New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           5.654
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           5.654           3.968
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     771,330         807,273
----------------------------------------------------------------------------------------
Investors
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.593
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.593           6.360
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   2,007,034       2,468,141
----------------------------------------------------------------------------------------
Money Market
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.363
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.363          10.580
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     677,833       1,276,207
----------------------------------------------------------------------------------------
New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.803
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.803           4.676
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   3,065,757       4,113,616
----------------------------------------------------------------------------------------
New Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          13.368
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          13.368          13.590
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     137,732         486,848
----------------------------------------------------------------------------------------
OTC & Emerging Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           4.098
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           4.098           2.189
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,454,821       1,750,234
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Research
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.323
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.323           8.244
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     678,431       1,124,934
----------------------------------------------------------------------------------------
Small Cap Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.995
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.995          13.942
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     250,516         787,960
----------------------------------------------------------------------------------------
Technology
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           5.939
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           5.939           3.555
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     343,348         491,710
----------------------------------------------------------------------------------------
Utilities Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.900
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.900           9.095
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     383,145         580,901
----------------------------------------------------------------------------------------
Vista
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.498
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.498           5.560
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   1,483,252       1,929,970
----------------------------------------------------------------------------------------
Voyager
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.020
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.020           6.123
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                   4,514,031       5,778,357
----------------------------------------------------------------------------------------
Voyager II
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.306
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.306           4.976
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      38,463         208,794
----------------------------------------------------------------------------------------

*The Putnam Allstate Advisor Plus Contracts were first offered on February 4,
 2000, all of the Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)
-------------------------------------------------------------------

                                                               For the Years Beginning
                                                                January 1* and Ending
                                                                     December 31,
                                                              --------------------------
                                                                 2000            2001
----------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------
American Government Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.879
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.879          11.388
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      44,412         225,113
----------------------------------------------------------------------------------------
Asia Pacific Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.138
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.138           4.583
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      19,316           9,707
----------------------------------------------------------------------------------------
Capital Appreciation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.120
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.120           7.714
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       4,557          81,612
----------------------------------------------------------------------------------------
Diversified Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.755
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.755           9.920
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     163,480         242,549
----------------------------------------------------------------------------------------
The George Putnam Fund of Boston
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.490
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.490          11.339
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     119,674         229,479
----------------------------------------------------------------------------------------
Global Asset Allocation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.683
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.683           8.703
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      43,039          50,979
----------------------------------------------------------------------------------------
Global Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.088
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.088           4.891
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     343,449         437,463
----------------------------------------------------------------------------------------
Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.791
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.791          10.843
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     654,995       1,157,258
----------------------------------------------------------------------------------------
Growth Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.494
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.494           4.999
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     293,865         336,207
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Health Sciences
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          12.009
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          12.009           9.467
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     240,881         361,347
----------------------------------------------------------------------------------------
High Yield
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.932
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.932           9.095
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     110,568         179,340
----------------------------------------------------------------------------------------
Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.518
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.518          11.087
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     109,658         386,126
----------------------------------------------------------------------------------------
International Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.775
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.775           6.843
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     412,201         665,466
----------------------------------------------------------------------------------------
International Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.427
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.427           8.112
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      91,507         105,905
----------------------------------------------------------------------------------------
International New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           5.647
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           5.647           3.956
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     259,885         258,369
----------------------------------------------------------------------------------------
Investors
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.582
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.582           6.342
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     460,944         746,196
----------------------------------------------------------------------------------------
Money Market
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.349
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.349          10.550
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     179,528         394,068
----------------------------------------------------------------------------------------
New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.794
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.794           4.663
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     813,816       1,116,816
----------------------------------------------------------------------------------------
New Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          13.351
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          13.351          13.551
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      29,058         181,578
----------------------------------------------------------------------------------------
OTC & Emerging Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           4.093
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           4.093           2.183
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     589,079         671,618
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Research
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.309
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.309           8.220
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     173,676         402,869
----------------------------------------------------------------------------------------
Small Cap Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.980
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.980          13.903
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      61,255         214,825
----------------------------------------------------------------------------------------
Technology
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           5.935
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           5.935           3.547
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     125,965         293,387
----------------------------------------------------------------------------------------
Utilities Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.885
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.885           9.070
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     111,535         139,142
----------------------------------------------------------------------------------------
Vista
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.487
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.487           5.544
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     270,086         453,601
----------------------------------------------------------------------------------------
Voyager
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.010
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.010           6.105
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     986,776       1,331,067
----------------------------------------------------------------------------------------
Voyager II
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.303
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.303           4.966
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      12,841          91,743
----------------------------------------------------------------------------------------

*The Putnam Allstate Advisor Plus Contracts were first offered on February 4,
 2000, all of the Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Technology Sub-Account was first offered as of July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.405
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          26,013
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.824
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.718
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           7,251
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.935
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             789
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.356
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,560
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.864
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.898
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          10,897
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.859
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          37,096
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.007
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,081
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.481
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          10,537
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.109
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          15,815
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.103
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          12,932
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.853
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          31,753
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.124
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           3,166
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.962
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           4,300
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.351
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          20,235
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.566
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          11,668
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.670
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          34,996
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.571
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          17,422
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               2.186
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           3,899
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.232
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          25,659
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.923
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          12,150
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.550
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             219
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.083
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,452
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.552
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          27,027
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.114
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          19,683
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.969
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          15,721
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.393
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           4,696
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.822
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.710
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,520
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.925
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           6,937
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.344
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          17,781
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.707
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,419
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.893
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           3,442
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.848
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          18,441
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.001
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           9,303
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.472
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,974
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.186
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.092
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           7,348
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.846
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           6,137
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.651
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.100
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.345
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          25,754
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.543
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.665
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          11,564
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.557
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          12,146
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               2.184
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          17,382
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.224
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           6,551
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.909
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,909
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.714
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.074
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           6,461
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.546
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           6,359
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.108
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          13,462
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.964
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,071
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.372
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          11,607
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.813
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.703
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          27,701
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.907
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,476
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.323
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          34,076
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.691
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             574
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.884
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          23,440
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.828
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          77,033
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.992
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          23,212
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.454
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          31,409
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.083
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           3,526
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.072
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          30,539
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.834
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          35,821
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.101
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,125
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.951
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           9,417
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.333
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          33,986
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.536
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          11,133
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.656
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          66,807
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.533
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          32,556
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               2.180
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          59,395
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.209
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          18,133
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.884
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          46,067
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                         10.00
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.542
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           9,667
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.057
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             848
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.536
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         101,657
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.097
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          53,847
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.155
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95%

PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2001
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.361
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,000
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.811
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.695
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          29,837
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.897
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,190
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.312
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          25,504
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.839
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.879
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          26,829
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.817
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          33,928
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.987
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          11,236
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.445
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,376
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.074
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           8,335
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.060
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,497
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.827
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             935
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.093
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          19,643
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.947
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,124
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.327
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          14,715
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.525
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          22,255
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.652
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          32,398
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.519
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          38,407
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               2.178
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,178
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.201
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          20,720
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.870
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          25,198
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.538
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,598
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.048
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,764
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.531
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          30,162
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.091
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          33,735
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.954
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,847
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10%

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (BASIC CONTRACT)
-------------------------------------------------------------------

                                                               For the Years Beginning
                                                                January 1* and Ending
                                                                     December 31,
                                                              --------------------------
                                                                 2000            2001
----------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------
American Government Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.751
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.751          11.266
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       9,946       1,593,598
----------------------------------------------------------------------------------------
Asia Pacific Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.861
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.861           5.128
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         322           2,293
----------------------------------------------------------------------------------------
Capital Appreciation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.122
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.122           7.723
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0          26,897
----------------------------------------------------------------------------------------
Diversified Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.922
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.922          10.100
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      18,129          74,847
----------------------------------------------------------------------------------------
The George Putnam Fund of Boston
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.884
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.884          10.752
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      18,917         280,246
----------------------------------------------------------------------------------------
Global Asset Allocation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.709
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.709           8.735
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       4,292          34,542
----------------------------------------------------------------------------------------
Global Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.469
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.469           5.158
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      34,014         134,233
----------------------------------------------------------------------------------------
Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.845
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.845           9.983
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     151,615         472,297
----------------------------------------------------------------------------------------
Growth Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.365
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.365           4.918
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      44,791          85,724
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Health Sciences
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          12.219
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          12.219           9.643
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      22,245          84,095
----------------------------------------------------------------------------------------
High Yield
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.154
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.154           9.331
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      12,348         159,522
----------------------------------------------------------------------------------------
Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.615
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.615          11.201
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      19,748         113,696
----------------------------------------------------------------------------------------
International Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.163
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.163           7.154
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      80,312         354,251
----------------------------------------------------------------------------------------
International Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.987
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.987           7.778
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       6,119          24,248
----------------------------------------------------------------------------------------
International New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.630
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.630           4.650
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      24,185          36,690
----------------------------------------------------------------------------------------
Investors
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.355
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.355           6.181
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      96,425         227,701
----------------------------------------------------------------------------------------
Money Market
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.292
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.292          10.503
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      46,596         306,142
----------------------------------------------------------------------------------------
New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.152
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.152           4.914
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     144,160         482,149
----------------------------------------------------------------------------------------
New Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.986
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.986          12.179
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       1,963         135,268
----------------------------------------------------------------------------------------
OTC & Emerging Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.124
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.124           3.270
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      38,575         137,129
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Research
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.581
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.581           7.647
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      42,347         258,051
----------------------------------------------------------------------------------------
Small Cap Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.544
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.544          13.411
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      10,702         275,088
----------------------------------------------------------------------------------------
Technology
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           5.938
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           5.938           3.552
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       7,011          28,036
----------------------------------------------------------------------------------------
Utilities Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.208
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.208           8.562
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      37,805          97,321
----------------------------------------------------------------------------------------
Vista
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.460
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.460           5.532
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     121,993         199,434
----------------------------------------------------------------------------------------
Voyager
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.220
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.220           6.272
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     199,778         569,455
----------------------------------------------------------------------------------------
Voyager II
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.305
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.305           4.972
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      12,811          36,498
----------------------------------------------------------------------------------------

*The Putnam Allstate Advisor Preferred Contracts were first offered on April 28,
 2000. All of the Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except the Putnam VT Technology Sub-Account was first offered on July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION)
-------------------------------------------------------------------

                                                               For the Years Beginning
                                                                January 1* and Ending
                                                                     December 31,
                                                              --------------------------
                                                                 2000            2001
----------------------------------------------------------------------------------------
SUB-ACCOUNTS
----------------------------------------------------------------------------------------
American Government Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.741
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.741          11.237
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0          41,540
----------------------------------------------------------------------------------------
Asia Pacific Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.855
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.855           5.377
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0               0
----------------------------------------------------------------------------------------
Capital Appreciation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.119
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.119           7.709
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0          22,254
----------------------------------------------------------------------------------------
Diversified Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.912
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.912          10.074
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       5,450          28,421
----------------------------------------------------------------------------------------
The George Putnam Fund of Boston
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.873
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.873          10.725
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         461          17,197
----------------------------------------------------------------------------------------
Global Asset Allocation
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.699
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.699           8.713
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       2,983           8,340
----------------------------------------------------------------------------------------
Global Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.461
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.461           5.145
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       5,344          26,885
----------------------------------------------------------------------------------------
Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.834
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.834           9.958
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      29,010         135,441
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Growth Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.357
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.357           4.905
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      66,432         147,862
----------------------------------------------------------------------------------------
Health Sciences
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          12.207
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          12.207           9.618
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       1,459           9,401
----------------------------------------------------------------------------------------
High Yield
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.145
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.145           9.307
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       2,519          14,259
----------------------------------------------------------------------------------------
Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.604
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.604          11.172
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                         129          15,056
----------------------------------------------------------------------------------------
International Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.154
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.154           7.135
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      30,807          86,352
----------------------------------------------------------------------------------------
International Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.977
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.977           7.758
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       1,633          31,635
----------------------------------------------------------------------------------------
International New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.623
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.623           4.638
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      14,011          21,788
----------------------------------------------------------------------------------------
Investors
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.347
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.347           6.165
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      63,192         103,926
----------------------------------------------------------------------------------------
Money Market
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          10.281
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          10.281          10.476
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0          11,827
----------------------------------------------------------------------------------------
New Opportunities
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.145
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.145           4.901
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      27,467         129,106
----------------------------------------------------------------------------------------
New Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.974
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.974          12.148
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      10,866          68,963
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
OTC & Emerging Growth
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           6.118
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           6.118           3.262
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      16,542         27,.341
----------------------------------------------------------------------------------------
Research
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           9.571
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           9.571           7.628
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      15,213          62,169
----------------------------------------------------------------------------------------
Small Cap Value
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.532
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.532          13.377
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      10,172          36,049
----------------------------------------------------------------------------------------
Technology
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           5.934
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           5.934           3.544
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      13,152          19,251
----------------------------------------------------------------------------------------
Utilities Growth and Income
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000          11.197
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                          11.197           8.540
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                       2,551          17,321
----------------------------------------------------------------------------------------
Vista
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.452
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.452           5.518
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                      38,002         118,606
----------------------------------------------------------------------------------------
Voyager
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           8.211
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           8.211           6.256
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                     163,084         282,238
----------------------------------------------------------------------------------------
Voyager II
----------------------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                    10.000           7.302
----------------------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                           7.302           4.963
----------------------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           0           3,765
----------------------------------------------------------------------------------------

*The Putnam Allstate Advisor Preferred Contracts were first offered on April 28,
 2000. All of the Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except the Putnam VT Technology Sub-Account was first offered on July 17, 2000, and the Putnam VT Capital Appreciation and Voyager II Sub-Accounts were first offered as of October 2, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2000
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.250
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             801
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.384
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.713
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           4,084
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.086
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,676
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.738
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             436
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.723
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,562
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.151
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             610
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.970
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           6,041
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.140
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.630
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           4,727
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.318
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,025
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.185
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             809
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.144
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,541
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.277
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.644
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             661
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.172
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,612
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.472
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.907
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           4,200
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              12.162
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             312
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.266
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,478
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.637
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           8,988
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.393
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,722
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.547
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,794
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.550
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             552
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.525
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           3,046
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.263
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,798
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.159
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2000
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.163
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.116
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.705
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           7,227
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.076
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             703
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.727
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,273
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.868
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.146
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             310
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.960
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          10,987
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.906
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             794
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.620
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             871
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.309
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          22,140
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.174
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             647
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.137
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,062
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.273
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.806
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.166
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             934
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.478
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.902
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,348
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              12.374
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.263
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,215
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.629
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,566
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.379
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             300
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.712
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.282
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.652
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.257
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             869
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.157
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (UNDER 65)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2000
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.222
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             290
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.373
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.698
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,943
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.167
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.898
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.855
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.138
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,849
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.944
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          12,271
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.899
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           8,845
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.605
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,342
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.384
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.157
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             705
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.126
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,901
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.747
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           6,950
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.632
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,118
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.156
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           3,764
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.462
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           7,649
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.894
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          14,139
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              12.131
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,243
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.380
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.617
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           3,004
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.359
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           4,493
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.707
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.268
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.511
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           9,148
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.247
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          15,997
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.152
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00%.

PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS:
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
(WITH THE ENHANCED BENEFICIARY PROTECTION OPTION AND EARNINGS PROTECTION DEATH BENEFIT OPTION) (66-75)
-------------------------------------------------------------------

                                                               For the Years
                                                                 Beginning
                                                              January 1* and
                                                                  Ending
                                                               December 31,
                                                                   2000
-----------------------------------------------------------------------------
SUB-ACCOUNTS
-----------------------------------------------------------------------------
American Government Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.210
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           1,322
-----------------------------------------------------------------------------
Asia Pacific Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.371
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Capital Appreciation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.067
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Diversified Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.050
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             655
-----------------------------------------------------------------------------
The George Putnam Fund of Boston
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.699
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             465
-----------------------------------------------------------------------------
Global Asset Allocation
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.850
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Global Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.133
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           8,348
-----------------------------------------------------------------------------
Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.934
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,339
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Growth Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.127
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Health Sciences
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.595
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           3,802
-----------------------------------------------------------------------------
High Yield
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               9.380
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              11.145
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                          10,878
-----------------------------------------------------------------------------
International Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.118
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             952
-----------------------------------------------------------------------------
International Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.256
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
International New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               4.797
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Investors
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.499
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Money Market
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              10.446
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
New Opportunities
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.817
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             478
-----------------------------------------------------------------------------
New Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              12.119
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           2,687
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
OTC & Emerging Growth
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.378
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Research
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               7.609
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           3,139
-----------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                              13.345
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                             369
-----------------------------------------------------------------------------
Technology
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               3.706
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Utilities Growth and Income
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               8.520
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           5,623
-----------------------------------------------------------------------------
Vista
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.640
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------
Voyager
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               6.241
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                           6,803
-----------------------------------------------------------------------------
Voyager II
-----------------------------------------------------------------------------
  Accumulation Unit Value, Beginning of Period                        10.000
-----------------------------------------------------------------------------
  Accumulation Unit Value, End of Period                               5.150
-----------------------------------------------------------------------------
  Number of Units Outstanding, End of Period                               0
-----------------------------------------------------------------------------

*The Earnings Protection Death Benefit Option was first offered as of May 1,
 2001. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15%.

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
-------------------------------------------------------------------

Issue Date: January 1, 2002

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

                                                                                          Income Benefit Amount
                                                                      -------------------------------------------------------------
                                                                      Purchase Payment Value                   5% Roll-Up Value**
                                                          Contract    -----------------------                 ---------------------
                 Type          Beginning                   Value        Advisor                   Maximum       Advisor
                  of           Contract    Transaction     After          and                   Anniversary       and
 Date         Occurence          Value       Amount      Occurence     Preferred       Plus        Value       Preferred     Plus
-----------------------------------------------------------------------------------------------------------------------------------
1/1/03   Contract Anniversary   $55,000       --          $55,000       $50,000      $52,000      $55,000       $52,500     $54,600
-----------------------------------------------------------------------------------------------------------------------------------
7/1/03    Partial Withdrawal    $60,000      $15,000      $45,000       $37,500      $39,000      $41,250       $40,347     $41,961
-----------------------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                              Advisor
                                                                                                and
                                                                                             Preferred    Plus
----------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)                $15,000    $15,000
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)                $60,000    $60,000
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial
  Withdrawal                                                               (c)                $50,000    $52,000
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c)           $12,500    $13,000
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                       $37,500    $39,000
----------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)                $15,000    $15,000
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)                $60,000    $60,000
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial
  Withdrawal                                                               (c)                $55,000    $55,000
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c)           $13,750    $13,750
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                       $41,250    $41,250
----------------------------------------------------------------------------------------------------------------

5% ROLL-UP VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)                $15,000    $15,000
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)                $60,000    $60,000
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial
  Withdrawal (assumes half years worth of interest on
  $52,500 and $54,600, respectively)                                       (c)                $53,796    $55,948
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c)           $13,449    $13,987
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                       $40,347    $41,961
----------------------------------------------------------------------------------------------------------------

 *For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
-------------------------------------------------------------------

Issue Date: January 1, 2002

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

                                                                                Death Benefit Amount
                                                              ---------------------------------------------------------
                                                               Purchase Payment                   Enhanced Beneficiary
                                                                     Value                                Value
                                                 Contract     -------------------                 ---------------------
                      Beginning                    Value       Advisor                Maximum      Advisor
           Type of    Contract    Transaction      After         and                Anniversary      and
 Date     Occurence     Value       Amount       Occurence    Preferred    Plus        Value      Preferred      Plus
-----------------------------------------------------------------------------------------------------------------------
          Contract
1/1/03   Anniversary   $55,000       --           $55,000      $50,000    $52,000     $55,000      $52,500     $54,600
-----------------------------------------------------------------------------------------------------------------------
           Partial
7/1/03   Withdrawal    $60,000      $15,000       $45,000      $35,000    $37,000     $41,250      $40,347     $41,961
-----------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                             Advisor
                                                                                                and
                                                                                             Preferred    Plus
----------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     $15,000    $15,000
----------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial
  Withdrawal                                                                                  $50,000    $52,000
----------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                        $35,000    $37,000
----------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)                $15,000    $15,000
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)                $60,000    $60,000
----------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial
  Withdrawal                                                               (c)                $55,000    $55,000
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c)           $13,750    $13,750
----------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                        $41,250    $41,250
----------------------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION VALUE DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)                $15,000    $15,000
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)                $60,000    $60,000
----------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial
  Withdrawal (assumes half years worth of interest on
  $52,500 and $54,600, respectively)                                       (c)                $53,796    $55,948
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c)           $13,449    $13,987
----------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                        $40,347    $41,961
----------------------------------------------------------------------------------------------------------------

*For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

APPENDIX E
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT OPTION*
-------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                                     Advisor,
                                                                                  Advisor Plus &
                                                                                      Advisor
                                                                                     Preferred
                                                                                  ---------------
(A)  Contract Value:                                                                $125,000.00
(B)  Total Purchase Payments:                                                       $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                          $      0.00
(D)  In-Force Premium:                                                              $100,000.00
(E)  In-Force Earnings:                              (E)=(A) - (D)                  $ 25,000.00
(F)  Cap:                                            (F)=100% * (D)                 $100,000.00
(G)  EARNINGS PROTECTION DEATH BENEFIT**:            (G)=MIN[40% * (E); (F)]        $ 10,000.00

 *For purposes of illustrating the calculation of Earnings Protection Death
  Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)  Contract Value:                                                               $105,000.00
(2)  Total Purchase Payments:                                                      $100,000.00
(3)  Prior Excess-of-Earnings Withdrawals:                                         $      0.00
(4)  In-Force Premium:                                                             $100,000.00
(5)  In-Force Earnings:                              (5) = (1) - (4)               $  5,000.00
(6)  Withdrawal Amount:                                                            $ 10,000.00
(7)  Excess-of-Earnings Withdrawal:                  (7) = (6) - (5) and cannot
                                                     be negative                   $  5,000.00
(8)  Total Excess-of-Earnings Withdrawals:           (8) = (3) + (7)               $  5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A)  Contract Value:                                                               $114,000.00
(B)  In-Force Premium (before withdrawal):                                         $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                         $  5,000.00
(D)  In-Force Premium (after withdrawal):                                          $ 95,000.00
(E)  In-Force Earnings:                              (E)=(A) - (D)                 $ 19,000.00
(F)  Cap:                                            (F) = 100% * (D)              $ 95,000.00
(G)  EARNINGS PROTECTION DEATH BENEFIT**:            (G) = MIN[40% * (E); (F)]     $  7,600.00

 *For purposes of illustrating the calculation of Earnings Protection Death
  Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)  Contract Value:                                                                $130,000.00
(2)  Contract Value on Rider Date:                                                  $110,000.00
(3)  Prior Excess-of-Earnings Withdrawals:                                          $      0.00
(4)  In-Force Premium:                                                              $110,000.00
(5)  In-Force Earnings:                               (5) = (1) - (4)               $ 20,000.00
(6)  Withdrawal Amount:                                                             $ 50,000.00
(7)  Excess-of-Earnings Withdrawal:                   (7) = (6) - (5) and cannot
                                                      be negative                   $ 30,000.00
(8)  Total Excess-of-Earnings Withdrawals:            (8) = (3) + (7)               $ 30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A)  Contract Value:                                                               $140,000.00
(B)  In-Force Premium (before withdrawal and
       purchase payment):                                                          $110,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                         $ 30,000.00
(D)  Additional Purchase Payment:                                                  $ 40,000.00
(E)  In-Force Premium (after withdrawal and
       purchase payment):                                                          $120,000.00
(F)  In-Force Earnings:                              (F) = (A) - (E)               $ 20,000.00
(G)  Cap:                                            (G) = 50% * (E)               $ 60,000.00
(H)  EARNINGS PROTECTION DEATH BENEFIT**:            (H) = MIN[25% * (F); (G)]     $  5,000.00

 *For purposes of illustrating the calculation of Earnings Protection Death
  Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A)  Contract Value:                                                               $150,000.00
(B)  In-Force Premium (before withdrawal and
       purchase payment):                                                          $100,000.00
(C)  Total Excess-of-Earnings Withdrawals:                                         $      0.00
(D)  Additional Purchase Payment:                                                  $      0.00
(E)  In-Force Premium (after withdrawal and
       purchase payment):                                                          $100,000.00
(F)  In-Force Earnings:                              (F) = (A) - (E)               $ 50,000.00
(G)  Cap:                                            (G) = 100% * (E)              $100,000.00
(H)  EARNINGS PROTECTION DEATH BENEFIT**:            (H) = MIN[40% * (F); (G)]     $ 20,000.00

 *For purposes of illustrating the calculation of Earnings Protection Death
  Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the PUTNAM ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

The calculation of the Continued Contract Value is:

(1)  Premium invested (for the purposes of
       calculating the Death Benefit):                                             $100,000.00
(2)  Contract Value:                                                               $150,000.00
(3)  Maximum Anniversary Value:                                                    $160,000.00
(4)  Death Benefit (excluding Earnings Protection    (4) = MAX[(1); (2); (3)]
       Death Benefit):                                                             $160,000.00
(5)  Earnings Protection Death Benefit:              (H) from above                $ 20,000.00
(6)  Continuing Contract Value:                      (6) = (4) + (5)               $180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

         THE PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS


Allstate Life Insurance Company              Statement of Additional Information
3100 Sanders Road                                              dated May 1, 2002
Northbrook, Illinois 60062
1-800-390-1277


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

- Putnam Allstate Advisor
- Putnam Allstate Advisor Apex (formerly known as Putnam Allstate Advisor - A)
- Putnam Allstate Advisor Plus
- Putnam Allstate Advisor Preferred


Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2002 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all four Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS



                                                          Page
Additions, Deletions or Substitutions of Investments        2
The Contracts                                               2
Performance Information                                     2
Calculation of Accumulation Unit Values                     4
Calculation of Variable Income Payments                     4
General Matters                                             5
Experts                                                     7
Financial Statements                                        8
Appendix A                                                  A-1
Appendix B                                                  B-1
Appendix C                                                  C-1
Appendix D                                                  D-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------


We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different underlying fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different underlying fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACTS
--------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate and Putnam Investments, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $80,477,971.63. Commission income of Allstate Distributors for the fiscal year ending December 31, 2000 was $84,768,610.28.
Prior to May 1, 2000, ALFS, Inc., an affiliate of Allstate, served as the principal underwriter for the Variable Account. Commission income of ALFS for the fiscal year ending December 31, 2000 was $41,768,024.51. ALFS did not receive commission income for the fiscal year ending December 31, 1999. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also please note that the performance figures shown do not reflect any applicable taxes.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:


                  1000(1 + T)^n  = ERV

where:

T        =        average annual total return

ERV      =        ending redeemable value of a hypothetical $1,000 payment
                  (plus $40 credit thereon for Putnam Allstate Advisor Plus
                  Contracts only) made at the beginning of 1, 5, or 10 year periods or shorter period

n        =        number of years in the period

1000     =        hypothetical $1,000 investment (plus $40 credit thereon for
                  Putnam Allstate Advisor Plus Contracts only)

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. (The Free Withdrawal Amount is not applicable with the Putnam Allstate Advisor Apex Contract.) We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior. For Putnam Allstate Advisor Apex Contracts, we also assume that the maximum sales charge of 5.75% is deducted from the initial $1,000 payment.

When factoring the contract maintenance charge (only applicable to the Putnam Allstate Advisor Contract), we pro rate the charge by dividing (a) the contract maintenance charge by (b) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

When factoring the charge for the optional Retirement Income Guarantee Rider 2, we assume that Income Base B applies and that there are no additional purchase payments or withdrawals.


The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, are set out in Appendices A through D to this Statement of Additional Information. The Putnam Allstate Advisor Apex, Putnam Allstate Advisor Plus, and Putnam Allstate Advisor Preferred Contracts were first offered to the public on October 25, 1999, February 4, 2000, and April 28, 2000, respectively. Contracts with the Earnings Protection Death Benefit Option were first offered to the public on May 1, 2001. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts as if they had been available throughout the periods shown. Where performance returns give effect to the Earnings Protection Death Benefit Option, the performance returns have been adjusted to reflect the current charge for the Option as if that Option had been available throughout the periods shown.



NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges or the contract maintenance charge under the Putnam Allstate Advisor Contracts. Such charges, if reflected, would reduce the performance shown. Non-standardized total returns also do not take into account the amount of any applicable Credit Enhancement under the Putnam Allstate Advisor Plus Contracts. When factoring the charge for the optional Retirement Income Guarantee Rider 2, we assume that Income Base B applies and that there are no additional purchase payments or withdrawals.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:


        Annualized Return = (1 + r)1/n -1

        Where:
                   r = cumulative rate of return for the period shown,

            and:
                   n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.


Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.


The non-standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, are set out in Appendices A through D to this Statement of Additional Information. The Putnam Allstate Advisor Apex, Putnam Allstate Advisor Plus, and Putnam Allstate Advisor Preferred Contracts were first offered to the public on October 25, 1999, February 4, 2000, and April 28, 2000, respectively. Contracts with the Earnings Protection Death Benefit Option were first offered to the public on May 1, 2001. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts as if they had been available throughout the periods shown. Where performance returns give effect to the Earnings Protection Death Benefit Option, the performance returns have been adjusted to reflect the current charge for the Option as if that Option had been available throughout the periods shown.



ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns" using the same method that we use to compute standardized total returns, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Funds and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract.

The adjusted historical total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, for each Contract are set out in Appendices A through D to this Statement of Additional Information. Where performance returns give effect to the Earnings Protection Death Benefit Option, the performance returns have been adjusted to reflect the current charge for the Option as if that Option had been available throughout the periods shown.



CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge corresponding to the portion of the current calendar year that is in the current Valuation Period.



CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.



GENERAL MATTERS
--------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.






EXPERTS
-------------------------------------------------------------------------------


The consolidated financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2001 and for the periods in the two years then ended, the consolidated financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, the related financial statement schedules of Allstate, and the accompanying Independent Auditors' Reports appear in the pages that follow. The consolidated financial statements and schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contacts.

APPENDIX A

                        PUTNAM ALLSTATE ADVISOR CONTRACT

Putnam Allstate Advisor Contracts were first offered to the public on April 30, 1999. Contracts with the Earnings Protection Death Benefit Option were first offered to the public on May 1, 2001. Accordingly, where performance returns in the following tables give effect to the Earnings Protection Death Benefit Option, the performance returns have been adjusted to reflect the current charge for the Option as if the Option had been available throughout the periods shown. The performance figures shown reflect the deduction of current Contract charges, which include a maximum withdrawal charge of 7% that declines to zero after 7 years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-           1.25% (without any optional benefit riders), or
-           1.40% with the Enhanced Beneficiary Protection Option, or
- 1.45% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 65 or younger on the Rider Application Date), or
- 1.60% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date), or
- 1.60% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and the Enhanced Beneficiary Protection Option.
- 1.75% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

In addition, where Retirement Income Guarantee Rider 2 is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.30% of the Income Base, assuming Income Base B is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000.

(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary Protection Option or Retirement Income Guarantee Rider)

WITH STANDARD DEATH BENEFIT, 1.25%

                                                                10 Year or Since
Variable Sub-Account                       1 Year       5 Year        Inception
American Government Income                 -0.80%        N/A             5.57%
Asia Pacific Growth                       -30.97%        N/A           -14.05%
Capital Appreciation                      -21.00%        N/A           -23.54%
Diversified Income                         -3.80%        N/A            -2.23%
The George Putnam Fund of Boston           -6.82%        N/A            -2.07%
Global Asset Allocation                   -15.67%        N/A            -5.68%
Global Growth                             -36.66%        N/A           -12.42%
Growth and Income                         -13.58%        N/A            -5.86%
Growth Opportunities                      -38.96%        N/A           -35.81%
Health Sciences                           -26.77%        N/A             3.62%
High Yield                                 -3.66%        N/A            -5.25%
Income                                     -0.06%        N/A             1.57%
International Growth                      -27.62%        N/A            -1.61%
International Growth and Income           -27.81%        N/A            -7.76%
International New Opportunities           -35.59%        N/A           -11.50%
Investors                                 -31.73%        N/A           -13.73%
Money Market                               -3.49%        N/A             1.33%
New Opportunities                         -37.03%        N/A           -10.80%
New Value                                  -3.99%        N/A             1.16%
OTC & Emerging Growth                     -52.39%        N/A           -25.13%
Research                                  -25.87%        N/A            -6.01%
Small Cap Value                            10.64%        N/A            14.13%
Technology                                -45.95%        N/A           -56.54%
Utilities Growth and Income               -29.31%        N/A            -6.46%
Vista                                     -40.35%        N/A            -6.99%
Voyager                                   -29.40%        N/A            -5.80%
Voyager II                                -37.66%        N/A           -48.32%




(With the Enhanced Beneficiary Protection Option)

                                                                10 Year or Since
Variable Sub-Account                      1 Year       5 Year        Inception
American Government Income                -0.95%        N/A             5.40%
Asia Pacific Growth                      -31.08%        N/A           -14.19%
Capital Appreciation                     -21.13%        N/A           -23.67%
Diversified Income                        -3.95%        N/A            -2.39%
The George Putnam Fund of Boston          -6.97%        N/A            -2.22%
Global Asset Allocation                  -15.81%        N/A            -5.83%
Global Growth                            -36.76%        N/A           -12.56%
Growth and Income                        -13.72%        N/A            -6.01%
Growth Opportunities                     -39.06%        N/A           -35.92%
Health Sciences                          -26.89%        N/A             3.46%
High Yield                                -3.82%        N/A            -5.40%
Income                                    -0.22%        N/A             1.41%
International Growth                     -27.74%        N/A            -1.76%
International Growth and Income          -27.93%        N/A            -7.91%
International New Opportunities          -35.69%        N/A           -11.64%
Investors                                -31.85%        N/A           -13.87%
Money Market                              -3.65%        N/A             1.17%
New Opportunities                        -37.13%        N/A           -10.95%
New Value                                 -4.14%        N/A             1.01%
OTC & Emerging Growth                    -52.47%        N/A           -25.25%
Research                                 -25.99%        N/A            -6.16%
Small Cap Value                           10.47%        N/A            13.95%
Technology                               -46.04%        N/A           -56.62%
Utilities Growth and Income              -29.42%        N/A            -6.61%
Vista                                    -40.45%        N/A            -7.14%
Voyager                                  -29.51%        N/A            -5.95%
Voyager II                               -37.77%        N/A           -48.41%


(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)

                                                                10 Year or Since
Variable Sub-Account                     1 Year       5 Year        Inception
American Government Income               -1.25%        N/A            5.10%
Asia Pacific Growth                     -31.38%        N/A          -14.50%
Capital Appreciation                    -21.43%        N/A          -24.14%
Diversified Income                       -4.25%        N/A           -2.74%
The George Putnam Fund of Boston         -7.27%        N/A           -2.58%
Global Asset Allocation                 -16.11%        N/A           -6.17%
Global Growth                           -37.06%        N/A          -12.87%
Growth and Income                       -14.02%        N/A           -6.38%
Growth Opportunities                    -39.36%        N/A          -36.31%
Health Sciences                         -27.19%        N/A            3.16%
High Yield                               -4.12%        N/A           -5.76%
Income                                   -0.52%        N/A            1.06%
International Growth                    -28.04%        N/A           -2.05%
International Growth and Income         -28.23%        N/A           -8.24%
International New Opportunities         -35.99%        N/A          -11.94%
Investors                               -32.15%        N/A          -14.21%
Money Market                             -3.95%        N/A            0.83%
New Opportunities                       -37.43%        N/A          -11.25%
New Value                                -4.44%        N/A            0.65%
OTC & Emerging Growth                   -52.77%        N/A          -25.69%
Research                                -26.29%        N/A           -6.48%
Small Cap Value                          10.17%        N/A           13.63%
Technology                              -46.34%        N/A          -57.11%
Utilities Growth and Incom              -29.72%        N/A           -6.95%
Vista                                   -40.75%        N/A           -7.43%
Voyager                                 -29.81%        N/A           -6.25%
Voyager II                              -38.07%        N/A          -48.88%


(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)

                                                               10 Year or Since
Variable Sub-Account                    1 Year       5 Year        Inception
American Government Income              -1.01%        N/A            5.35%
Asia Pacific Growth                    -31.12%        N/A          -14.24%
Capital Appreciation                   -21.17%        N/A          -23.71%
Diversified Income                      -4.00%        N/A           -2.44%
The George Putnam Fund of Boston        -7.02%        N/A           -2.27%
Global Asset Allocation                -15.85%        N/A           -5.88%
Global Growth                          -36.80%        N/A          -12.61%
Growth and Income                      -13.76%        N/A           -6.06%
Growth Opportunities                   -39.09%        N/A          -35.95%
Health Sciences                        -26.93%        N/A            3.41%
High Yield                              -3.87%        N/A           -5.45%
Income                                  -0.27%        N/A            1.36%
International Growth                   -27.78%        N/A           -1.81%
International Growth and Income        -27.97%        N/A           -7.96%
International New Opportunities        -35.73%        N/A          -11.69%
Investors                              -31.88%        N/A          -13.91%
Money Market                            -3.70%        N/A            1.12%
New Opportunities                      -37.17%        N/A          -10.99%
New Value                               -4.19%        N/A            0.95%
OTC & Emerging Growth                  -52.50%        N/A          -25.30%
Research                               -26.03%        N/A           -6.21%
Small Cap Value                         10.41%        N/A           13.89%
Technology                             -46.07%        N/A          -56.65%
Utilities Growth and Income            -29.46%        N/A           -6.66%
Vista                                  -40.48%        N/A           -7.19%
Voyager                                -29.55%        N/A           -6.00%
Voyager II                             -37.80%        N/A          -48.43%


(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)

                                                              10 Year or Since
Variable Sub-Account                   1 Year       5 Year        Inception
American Government Income             -1.17%        N/A            5.18%
Asia Pacific Growth                   -31.23%        N/A          -14.37%
Capital Appreciation                  -21.30%        N/A          -23.83%
Diversified Income                     -4.16%        N/A           -2.60%
The George Putnam Fund of Boston       -7.17%        N/A           -2.43%
Global Asset Allocation               -15.99%        N/A           -6.03%
Global Growth                         -36.90%        N/A          -12.75%
Growth and Income                     -13.90%        N/A           -6.21%
Growth Opportunities                  -39.20%        N/A          -36.06%
Health Sciences                       -27.05%        N/A            3.25%
High Yield                             -4.02%        N/A           -5.60%
Income                                 -0.43%        N/A            1.20%
International Growth                  -27.90%        N/A           -1.97%
International Growth and Income       -28.09%        N/A           -8.10%
International New Opportunities       -35.83%        N/A          -11.83%
Investors                             -32.00%        N/A          -14.05%
Money Market                           -3.85%        N/A            0.96%
New Opportunities                     -37.27%        N/A          -11.14%
New Value                              -4.35%        N/A            0.79%
OTC & Emerging Growth                 -52.58%        N/A          -25.42%
Research                              -26.15%        N/A           -6.36%
Small Cap Value                        10.23%        N/A           13.71%
Technology                            -46.16%        N/A          -56.73%
Utilities Growth and Income           -29.58%        N/A           -6.81%
Vista                                 -40.58%        N/A           -7.33%
Voyager                               -29.67%        N/A           -6.15%
Voyager II                            -37.91%        N/A          -48.52%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Enhanced Beneficiary Protection Option)

                                                               10 Year or Since
Variable Sub-Account                  1 Year       5 Year        Inception
American Government Income            -1.17%        N/A             5.18%
Asia Pacific Growth                  -31.23%        N/A           -14.37%
Capital Appreciation                 -21.30%        N/A           -23.83%
Diversified Income                    -4.16%        N/A            -2.60%
The George Putnam Fund of Boston      -7.17%        N/A            -2.43%
Global Asset Allocation              -15.99%        N/A            -6.03%
Global Growth                        -36.90%        N/A           -12.75%
Growth and Income                    -13.90%        N/A            -6.21%
Growth Opportunities                 -39.20%        N/A           -36.06%
Health Sciences                      -27.05%        N/A             3.25%
High Yield                            -4.02%        N/A            -5.60%
Income                                -0.43%        N/A             1.20%
International Growth                 -27.90%        N/A            -1.97%
International Growth and Income      -28.09%        N/A            -8.10%
International New Opportunities      -35.83%        N/A           -11.83%
Investors                            -32.00%        N/A           -14.05%
Money Market                          -3.85%        N/A             0.96%
New Opportunities                    -37.27%        N/A           -11.14%
New Value                             -4.35%        N/A             0.79%
OTC & Emerging Growth                -52.58%        N/A           -25.42%
Research                             -26.15%        N/A            -6.36%
Small Cap Value                       10.23%        N/A            13.71%
Technology                           -46.16%        N/A           -56.73%
Utilities Growth and Income          -29.58%        N/A            -6.81%
Vista                                -40.58%        N/A            -7.33%
Voyager                              -29.67%        N/A            -6.15%
Voyager II                           -37.91%        N/A           -48.52%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Enhanced Beneficiary Protection Option)

                                                             10 Year or Since
Variable Sub-Account                  1 Year       5 Year        Inception
American Government Income            -1.32%        N/A            5.02%
Asia Pacific Growth                  -31.35%        N/A          -14.51%
Capital Appreciation                 -21.43%        N/A          -23.96%
Diversified Income                    -4.31%        N/A           -2.75%
The George Putnam Fund of Boston      -7.31%        N/A           -2.58%
Global Asset Allocation              -16.13%        N/A           -6.18%
Global Growth                        -37.01%        N/A          -12.89%
Growth and Income                    -14.04%        N/A           -6.36%
Growth Opportunities                 -39.30%        N/A          -36.17%
Health Sciences                      -27.17%        N/A            3.08%
High Yield                            -4.17%        N/A           -5.75%
Income                                -0.59%        N/A            1.04%
International Growth                 -28.02%        N/A           -2.12%
International Growth and Income      -28.21%        N/A           -8.25%
International New Opportunities      -35.94%        N/A          -11.97%
Investors                            -32.11%        N/A          -14.19%
Money Market                          -4.01%        N/A            0.80%
New Opportunities                    -37.38%        N/A          -11.28%
New Value                             -4.50%        N/A            0.63%
OTC & Emerging Growth                -52.66%        N/A          -25.55%
Research                             -26.27%        N/A           -6.51%
Small Cap Value                       10.06%        N/A           13.54%
Technology                           -46.25%        N/A          -56.81%
Utilities Growth and Income          -29.69%        N/A           -6.96%
Vista                                -40.68%        N/A           -7.48%
Voyager                              -29.78%        N/A           -6.30%
Voyager II                           -38.01%        N/A          -48.61%


(With Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -1.10%        N/A            5.26%
Asia Pacific Growth                 -31.27%        N/A          -14.36%
Capital Appreciation                -21.30%        N/A          -24.02%
Diversified Income                   -4.10%        N/A           -2.59%
The George Putnam Fund of Boston     -7.12%        N/A           -2.42%
Global Asset Allocation             -15.97%        N/A           -6.02%
Global Growth                       -36.96%        N/A          -12.73%
Growth and Income                   -13.88%        N/A           -6.23%
Growth Opportunities                -39.26%        N/A          -36.20%
Health Sciences                     -27.07%        N/A            3.32%
High Yield                           -3.96%        N/A           -5.61%
Income                               -0.36%        N/A            1.22%
International Growth                -27.92%        N/A           -1.89%
International Growth and Income     -28.11%        N/A           -8.09%
International New Opportunities     -35.89%        N/A          -11.79%
Investors                           -32.03%        N/A          -14.07%
Money Market                         -3.79%        N/A            0.99%
New Opportunities                   -37.33%        N/A          -11.10%
New Value                            -4.29%        N/A            0.81%
OTC & Emerging Growth               -52.69%        N/A          -25.56%
Research                            -26.17%        N/A           -6.33%
Small Cap Value                      10.34%        N/A           13.80%
Technology                          -46.25%        N/A          -57.03%
Utilities Growth and Income         -29.61%        N/A           -6.80%
Vista                               -40.65%        N/A           -7.28%
Voyager                             -29.70%        N/A           -6.10%
Voyager II                          -37.96%        N/A          -48.79%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income           -1.31%        N/A            5.04%
Asia Pacific Growth                 -31.42%        N/A           14.55%
Capital Appreciation                -21.47%        N/A          -24.19%
Diversified Income                   -4.30%        N/A           -2.80%
The George Putnam Fund of Boston     -7.32%        N/A           -2.63%
Global Asset Allocation             -16.15%        N/A           -6.22%
Global Growth                       -37.10%        N/A          -12.92%
Growth and Income                   -14.06%        N/A           -6.43%
Growth Opportunities                -39.39%        N/A          -36.35%
Health Sciences                     -27.23%        N/A            3.10%
High Yield                           -4.17%        N/A           -5.81%
Income                               -0.57%        N/A            1.01%
International Growth                -28.08%        N/A           -2.10%
International Growth and Income     -28.27%        N/A           -8.29%
International New Opportunities     -36.03%        N/A          -11.98%
Investors                           -32.18%        N/A          -14.25%
Money Market                         -4.00%        N/A            0.78%
New Opportunities                   -37.47%        N/A          -11.29%
New Value                            -4.49%        N/A            0.59%
OTC & Emerging Growth               -52.80%        N/A          -25.73%
Research                            -26.33%        N/A           -6.53%
Small Cap Value                      10.11%        N/A           13.57%
Technology                          -46.37%        N/A          -57.13%
Utilities Growth and Income         -29.76%        N/A           -7.00%
Vista                               -40.78%        N/A           -7.48%
Voyager                             -29.85%        N/A           -6.30%
Voyager II                          -38.10%        N/A          -48.91%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income           -1.47%        N/A             4.87%
Asia Pacific Growth                 -31.53%        N/A           -14.69%
Capital Appreciation                -21.60%        N/A           -24.31%
Diversified Income                   -4.46%        N/A            -2.95%
The George Putnam Fund of Boston     -7.47%        N/A            -2.79%
Global Asset Allocation             -16.29%        N/A            -6.37%
Global Growth                       -37.20%        N/A           -13.06%
Growth and Income                   -14.20%        N/A            -6.58%
Growth Opportunities                -39.50%        N/A           -36.46%
Health Sciences                     -27.35%        N/A             2.94%
High Yield                           -4.32%        N/A            -5.96%
Income                               -0.73%        N/A             0.85%
International Growth                -28.20%        N/A            -2.26%
International Growth and Income     -28.39%        N/A            -8.43%
International New Opportunities     -36.13%        N/A           -12.12%
Investors                           -32.30%        N/A           -14.39%
Money Market                         -4.15%        N/A             0.62%
New Opportunities                   -37.57%        N/A           -11.44%
New Value                            -4.65%        N/A             0.43%
OTC & Emerging Growth               -52.88%        N/A           -25.86%
Research                            -26.45%        N/A            -6.68%
Small Cap Value                       9.93%        N/A            13.39%
Technology                          -46.46%        N/A           -57.21%
Utilities Growth and Income         -29.88%        N/A            -7.14%
Vista                               -40.88%        N/A            -7.63%
Voyager                             -29.97%        N/A            -6.45%
Voyager II                          -38.21%        N/A           -49.00%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -1.47%        N/A             4.87%
Asia Pacific Growth                -31.53%        N/A           -14.69%
Capital Appreciation               -21.60%        N/A           -24.31%
Diversified Income                  -4.46%        N/A            -2.95%
The George Putnam Fund of Boston    -7.47%        N/A            -2.79%
Global Asset Allocation            -16.29%        N/A            -6.37%
Global Growth                      -37.20%        N/A           -13.06%
Growth and Income                  -14.20%        N/A            -6.58%
Growth Opportunities               -39.50%        N/A           -36.46%
Health Sciences                    -27.35%        N/A             2.94%
High Yield                          -4.32%        N/A            -5.96%
Income                              -0.73%        N/A             0.85%
International Growth               -28.20%        N/A            -2.26%
International Growth and Income    -28.39%        N/A            -8.43%
International New Opportunities    -36.13%        N/A           -12.12%
Investors                          -32.30%        N/A           -14.39%
Money Market                        -4.15%        N/A             0.62%
New Opportunities                  -37.57%        N/A           -11.44%
New Value                           -4.65%        N/A             0.43%
OTC & Emerging Growth              -52.88%        N/A           -25.86%
Research                           -26.45%        N/A            -6.68%
Small Cap Value                      9.93%        N/A            13.39%
Technology                         -46.46%        N/A           -57.21%
Utilities Growth and Income        -29.88%        N/A            -7.14%
Vista                              -40.88%        N/A            -7.63%
Voyager                            -29.97%        N/A            -6.45%
Voyager II                         -38.21%        N/A           -49.00%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          -1.62%        N/A             4.71%
Asia Pacific Growth                -31.65%        N/A           -14.83%
Capital Appreciation               -21.73%        N/A           -24.43%
Diversified Income                  -4.61%        N/A            -3.10%
The George Putnam Fund of Boston    -7.61%        N/A            -2.94%
Global Asset Allocation            -16.43%        N/A            -6.52%
Global Growth                      -37.31%        N/A           -13.20%
Growth and Income                  -14.34%        N/A            -6.73%
Growth Opportunities               -39.60%        N/A           -36.57%
Health Sciences                    -27.47%        N/A             2.78%
High Yield                          -4.47%        N/A            -6.11%
Income                              -0.89%        N/A             0.69%
International Growth               -28.32%        N/A            -2.41%
International Growth and Income    -28.51%        N/A            -8.58%
International New Opportunities    -36.24%        N/A           -12.27%
Investors                          -32.41%        N/A           -14.53%
Money Market                        -4.31%        N/A             0.46%
New Opportunities                  -37.68%        N/A           -11.58%
New Value                           -4.80%        N/A             0.27%
OTC & Emerging Growth              -52.96%        N/A           -25.98%
Research                           -26.57%        N/A            -6.83%
Small Cap Value                      9.76%        N/A            13.21%
Technology                         -46.55%        N/A           -57.29%
Utilities Growth and Income        -29.99%        N/A            -7.29%
Vista                              -40.98%        N/A            -7.77%
Voyager                            -30.08%        N/A            -6.60%
Voyager II                         -38.31%        N/A           -49.09%






Non-Standardized Total Returns

Set out below are the non-standardized total returns for each Variable
Sub-Account since its inception through December 31, 2001. All of the Variable
Sub-Accounts commenced operations on April 30, 1999 except for the Putnam
American Government Income and Putnam Growth Opportunities Variable
Sub-Accounts, which commenced operations on February 4, 2000, the Putnam
Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge that may be imposed under the Putnam Allstate Advisor
Contract.


(Without the Earnings Protection Death Benefit Option, Enhanced Beneficiary
Protection Option or Retirement Income Guarantee Rider)

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income           5.22%        N/A             8.57%
Asia Pacific Growth                -24.95%        N/A           -11.58%
Capital Appreciation               -14.98%        N/A           -18.38%
Diversified Income                   2.22%        N/A            -0.21%
The George Putnam Fund of Boston    -0.80%        N/A            -0.05%
Global Asset Allocation             -9.66%        N/A            -3.54%
Global Growth                      -30.64%        N/A           -10.03%
Growth and Income                   -7.56%        N/A            -3.71%
Growth Opportunities               -32.94%        N/A           -31.20%
Health Sciences                    -20.76%        N/A             5.46%
High Yield                           2.36%        N/A            -3.12%
Income                               5.96%        N/A             3.48%
International Growth               -21.61%        N/A             0.38%
International Growth and Income    -21.80%        N/A            -5.55%
International New Opportunities    -29.57%        N/A            -9.15%
Investors                          -25.72%        N/A           -11.27%
Money Market                         2.52%        N/A             3.24%
New Opportunities                  -31.01%        N/A            -8.48%
New Value                            2.03%        N/A             3.08%
OTC & Emerging Growth              -46.38%        N/A           -22.04%
Research                           -19.85%        N/A            -3.87%
Small Cap Value                     16.66%        N/A            15.71%
Technology                         -39.93%        N/A           -50.64%
Utilities Growth and Income        -23.29%        N/A            -4.30%
Vista                              -34.33%        N/A            -4.81%
Voyager                            -23.38%        N/A            -3.67%
Voyager II                         -31.65%        N/A           -42.67%

 (With the Enhanced Beneficiary Protection Option)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income           5.06%        N/A            8.41%
Asia Pacific Growth                -25.06%        N/A           -11.72%
Capital Appreciation               -15.11%        N/A           -18.50%
Diversified Income                   2.07%        N/A           -0.36%
The George Putnam Fund of Boston    -0.95%        N/A           -0.20%
Global Asset Allocation             -9.79%        N/A           -3.68%
Global Growth                      -30.75%        N/A           -10.16%
Growth and Income                   -7.70%        N/A           -3.86%
Growth Opportunities               -33.04%        N/A           -31.31%
Health Sciences                    -20.88%        N/A            5.30%
High Yield                           2.20%        N/A           -3.26%
Income                               5.80%        N/A            3.32%
International Growth               -21.72%        N/A            0.23%
International Growth and Income    -21.92%        N/A           -5.69%
International New Opportunities    -29.67%        N/A           -9.28%
Investors                          -25.83%        N/A           -11.40%
Money Market                         2.37%        N/A            3.09%
New Opportunities                  -31.12%        N/A           -8.62%
New Value                            1.87%        N/A            2.93%
OTC & Emerging Growth              -46.46%        N/A           -22.16%
Research                           -19.97%        N/A           -4.01%
Small Cap Value                     16.48%        N/A           15.54%
Technology                         -40.02%        N/A           -50.71%
Utilities Growth and Income        -23.41%        N/A           -4.44%
Vista                              -34.43%        N/A           -4.96%
Voyager                            -23.50%        N/A           -3.81%
Voyager II                         -31.75%        N/A           -42.75%


(With Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          4.76%        N/A            8.11%
Asia Pacific Growth                -25.36%       N/A           -12.02%
Capital Appreciation               -15.41%       N/A           -18.97%
Diversified Income                  1.77%        N/A           -0.70%
The George Putnam Fund of Boston   -1.25%        N/A           -0.54%
Global Asset Allocation            -10.09%       N/A           -4.01%
Global Growth                      -31.05%       N/A           -10.46%
Growth and Income                  -8.00%        N/A           -4.21%
Growth Opportunities               -33.34%       N/A           -31.68%
Health Sciences                    -21.18%       N/A            5.01%
High Yield                          1.90%        N/A           -3.61%
Income                              5.50%        N/A            2.99%
International Growth               -22.02%       N/A           -0.05%
International Growth and Income    -22.22%       N/A           -6.01%
International New Opportunities    -29.97%       N/A           -9.56%
Investors                          -26.13%       N/A           -11.73%
Money Market                        2.07%        N/A            2.76%
New Opportunities                  -31.42%       N/A           -8.90%
New Value                           1.57%        N/A            2.58%
OTC & Emerging Growth              -46.76%       N/A           -22.57%
Research                           -20.27%       N/A           -4.32%
Small Cap Value                    16.18%        N/A           15.22%
Technology                         -40.32%       N/A           -51.17%
Utilities Growth and Income        -23.71%       N/A           -4.76%
Vista                              -34.73%       N/A           -5.24%
Voyager                            -23.80%       N/A           -4.10%
Voyager II                         -32.05%       N/A           -43.22%


(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          5.01%        N/A            8.35%
Asia Pacific Growth                -25.10%       N/A           -11.76%
Capital Appreciation               -15.15%       N/A           -18.54%
Diversified Income                  2.01%        N/A           -0.41%
The George Putnam Fund of Boston   -1.00%        N/A           -0.25%
Global Asset Allocation            -9.84%        N/A           -3.73%
Global Growth                      -30.78%       N/A           -10.21%
Growth and Income                  -7.75%        N/A           -3.91%
Growth Opportunities               -33.08%       N/A           -31.34%
Health Sciences                    -20.92%       N/A            5.25%
High Yield                          2.15%        N/A           -3.31%
Income                              5.74%        N/A            3.27%
International Growth               -21.76%       N/A            0.18%
International Growth and Income    -21.95%       N/A           -5.74%
International New Opportunities    -29.71%       N/A           -9.33%
Investors                          -25.87%       N/A           -11.45%
Money Market                        2.32%        N/A            3.04%
New Opportunities                  -31.15%       N/A           -8.66%
New Value                           1.82%        N/A            2.88%
OTC & Emerging Growth              -46.48%       N/A           -22.20%
Research                           -20.01%       N/A           -4.06%
Small Cap Value                    16.42%        N/A           15.48%
Technology                         -40.05%       N/A           -50.74%
Utilities Growth and Income        -23.45%       N/A           -4.49%
Vista                              -34.47%       N/A           -5.00%
Voyager                            -23.53%       N/A           -3.86%
Voyager II                         -31.79%       N/A           -42.78%


(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          4.85%        N/A            8.19%
Asia Pacific Growth                -25.22%       N/A           -11.89%
Capital Appreciation               -15.28%       N/A           -18.67%
Diversified Income                  1.86%        N/A           -0.56%
The George Putnam Fund of Boston   -1.15%        N/A           -0.40%
Global Asset Allocation            -9.97%        N/A           -3.88%
Global Growth                      -30.89%       N/A           -10.34%
Growth and Income                  -7.89%        N/A           -4.05%
Growth Opportunities               -33.18%       N/A           -31.44%
Health Sciences                    -21.03%       N/A            5.09%
High Yield                          2.00%        N/A           -3.46%
Income                              5.58%        N/A            3.12%
International Growth               -21.88%       N/A            0.03%
International Growth and Income    -22.07%       N/A           -5.88%
International New Opportunities    -29.82%       N/A           -9.46%
Investors                          -25.98%       N/A           -11.58%
Money Market                        2.16%        N/A            2.88%
New Opportunities                  -31.26%       N/A           -8.80%
New Value                           1.67%        N/A            2.72%
OTC & Emerging Growth              -46.57%       N/A           -22.32%
Research                           -20.13%       N/A           -4.20%
Small Cap Value                    16.25%        N/A           15.31%
Technology                         -40.14%       N/A           -50.81%
Utilities Growth and Income        -23.56%       N/A           -4.63%
Vista                              -34.57%       N/A           -5.15%
Voyager                            -23.65%       N/A           -4.01%
Voyager II                         -31.89%       N/A           -42.87%


 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Enhanced Beneficiary Protection Option)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          4.85%        N/A            8.19%
Asia Pacific Growth                -25.22%       N/A           -11.89%
Capital Appreciation               -15.28%       N/A           -18.67%
Diversified Income                  1.86%        N/A           -0.56%
The George Putnam Fund of Boston   -1.15%        N/A           -0.40%
Global Asset Allocation            -9.97%        N/A           -3.88%
Global Growth                      -30.89%       N/A           -10.34%
Growth and Income                  -7.89%        N/A           -4.05%
Growth Opportunities               -33.18%       N/A           -31.44%
Health Sciences                    -21.03%       N/A            5.09%
High Yield                          2.00%        N/A           -3.46%
Income                              5.58%        N/A            3.12%
International Growth               -21.88%       N/A            0.03%
International Growth and Income    -22.07%       N/A           -5.88%
International New Opportunities    -29.82%       N/A           -9.46%
Investors                          -25.98%       N/A           -11.58%
Money Market                        2.16%        N/A            2.88%
New Opportunities                  -31.26%       N/A           -8.80%
New Value                           1.67%        N/A            2.72%
OTC & Emerging Growth              -46.57%       N/A           -22.32%
Research                           -20.13%       N/A           -4.20%
Small Cap Value                    16.25%        N/A           15.31%
Technology                         -40.14%       N/A           -50.81%
Utilities Growth and Income        -23.56%       N/A           -4.63%
Vista                              -34.57%       N/A           -5.15%
Voyager                            -23.65%       N/A           -4.01%
Voyager II                         -31.89%       N/A           -42.87%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Enhanced Beneficiary Protection Option)

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income           4.69%        N/A            8.03%
Asia Pacific Growth                 -25.33%       N/A           -12.02%
Capital Appreciation                -15.41%       N/A           -18.79%
Diversified Income                   1.71%        N/A           -0.71%
The George Putnam Fund of Boston    -1.30%        N/A           -0.54%
Global Asset Allocation             -10.11%       N/A           -4.02%
Global Growth                       -30.99%       N/A           -10.48%
Growth and Income                   -8.03%        N/A           -4.19%
Growth Opportunities                -33.28%       N/A           -31.55%
Health Sciences                     -21.15%       N/A            4.94%
High Yield                           1.84%        N/A           -3.60%
Income                               5.43%        N/A            2.96%
International Growth                -22.00%       N/A           -0.12%
International Growth and Income     -22.19%       N/A           -6.02%
International New Opportunities     -29.92%       N/A           -9.60%
Investors                           -26.09%       N/A           -11.71%
Money Market                         2.01%        N/A            2.73%
New Opportunities                   -31.36%       N/A           -8.93%
New Value                            1.52%        N/A            2.57%
OTC & Emerging Growth               -46.65%       N/A           -22.43%
Research                            -20.25%       N/A           -4.35%
Small Cap Value                     16.07%        N/A           15.13%
Technology                          -40.23%       N/A           -50.89%
Utilities Growth and Income         -23.68%       N/A           -4.77%
Vista                               -34.67%       N/A           -5.29%
Voyager                             -23.76%       N/A           -4.15%
Voyager II                          -31.99%       N/A           -42.96%

(With Retirement Income Guarantee Rider 2)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          4.92%        N/A            8.27%
Asia Pacific Growth                -25.25%       N/A           -11.88%
Capital Appreciation               -15.28%       N/A           -18.85%
Diversified Income                  1.92%        N/A           -0.55%
The George Putnam Fund of Boston   -1.10%        N/A           -0.39%
Global Asset Allocation            -9.96%        N/A           -3.87%
Global Growth                      -30.94%       N/A           -10.32%
Growth and Income                  -7.86%        N/A           -4.06%
Growth Opportunities               -33.24%       N/A           -31.57%
Health Sciences                    -21.06%       N/A            5.17%
High Yield                          2.06%        N/A           -3.47%
Income                              5.66%        N/A            3.14%
International Growth               -21.91%       N/A            0.10%
International Growth and Income    -22.10%       N/A           -5.87%
International New Opportunities    -29.87%       N/A           -9.43%
Investors                          -26.02%       N/A           -11.59%
Money Market                        2.22%        N/A            2.91%
New Opportunities                  -31.31%       N/A           -8.76%
New Value                           1.73%        N/A            2.74%
OTC & Emerging Growth              -46.68%       N/A           -22.45%
Research                           -20.15%       N/A           -4.18%
Small Cap Value                    16.36%        N/A           15.39%
Technology                         -40.23%       N/A           -51.10%
Utilities Growth and Income        -23.59%       N/A           -4.62%
Vista                              -34.63%       N/A           -5.09%
Voyager                            -23.68%       N/A           -3.96%
Voyager II                         -31.95%       N/A           -43.13%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          4.71%        N/A            8.05%
Asia Pacific Growth                -25.40%       N/A           -12.06%
Capital Appreciation               -15.45%       N/A           -19.01%
Diversified Income                  1.71%        N/A           -0.75%
The George Putnam Fund of Boston   -1.30%        N/A           -0.59%
Global Asset Allocation            -10.14%       N/A           -4.06%
Global Growth                      -31.08%       N/A           -10.50%
Growth and Income                  -8.05%        N/A           -4.26%
Growth Opportunities               -33.38%       N/A           -31.71%
Health Sciences                    -21.22%       N/A            4.95%
High Yield                          1.85%        N/A           -3.66%
Income                              5.44%        N/A            2.93%
International Growth               -22.06%       N/A           -0.10%
International Growth and Income    -22.25%       N/A           -6.06%
International New Opportunities    -30.01%       N/A           -9.61%
Investors                          -26.17%       N/A           -11.77%
Money Market                        2.02%        N/A            2.71%
New Opportunities                  -31.45%       N/A           -8.95%
New Value                           1.52%        N/A            2.53%
OTC & Emerging Growth              -46.78%       N/A           -22.61%
Research                           -20.31%       N/A           -4.37%
Small Cap Value                    16.12%        N/A           15.16%
Technology                         -40.35%       N/A           -51.19%
Utilities Growth and Income        -23.75%       N/A           -4.81%
Vista                              -34.77%       N/A           -5.28%
Voyager                            -23.83%       N/A           -4.15%
Voyager II                         -32.09%       N/A           -43.25%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          4.55%        N/A            7.89%
Asia Pacific Growth                -25.52%       N/A           -12.19%
Capital Appreciation               -15.58%       N/A           -19.13%
Diversified Income                  1.56%        N/A           -0.90%
The George Putnam Fund of Boston   -1.45%        N/A           -0.74%
Global Asset Allocation            -10.27%       N/A           -4.21%
Global Growth                      -31.19%       N/A           -10.64%
Growth and Income                  -8.19%        N/A           -4.40%
Growth Opportunities               -33.48%       N/A           -31.82%
Health Sciences                    -21.33%       N/A            4.80%
High Yield                          1.70%        N/A           -3.81%
Income                              5.28%        N/A            2.78%
International Growth               -22.18%       N/A           -0.25%
International Growth and Income    -22.37%       N/A           -6.20%
International New Opportunities    -30.12%       N/A           -9.75%
Investors                          -26.28%       N/A           -11.90%
Money Market                        1.86%        N/A            2.55%
New Opportunities                  -31.56%       N/A           -9.09%
New Value                           1.37%        N/A            2.38%
OTC & Emerging Growth              -46.87%       N/A           -22.72%
Research                           -20.43%       N/A           -4.51%
Small Cap Value                    15.95%        N/A           14.99%
Technology                         -40.44%       N/A           -51.27%
Utilities Growth and Income        -23.86%       N/A           -4.95%
Vista                              -34.87%       N/A           -5.43%
Voyager                            -23.95%       N/A           -4.29%
Voyager II                         -32.19%       N/A           -43.33%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)

                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          4.55%        N/A            7.89%
Asia Pacific Growth                -25.52%       N/A           -12.19%
Capital Appreciation               -15.58%       N/A           -19.13%
Diversified Income                  1.56%        N/A           -0.90%
The George Putnam Fund of Boston   -1.45%        N/A           -0.74%
Global Asset Allocation            -10.27%       N/A           -4.21%
Global Growth                      -31.19%       N/A           -10.64%
Growth and Income                  -8.19%        N/A           -4.40%
Growth Opportunities               -33.48%       N/A           -31.82%
Health Sciences                    -21.33%       N/A            4.80%
High Yield                          1.70%        N/A           -3.81%
Income                              5.28%        N/A            2.78%
International Growth               -22.18%       N/A           -0.25%
International Growth and Income    -22.37%       N/A           -6.20%
International New Opportunities    -30.12%       N/A           -9.75%
Investors                          -26.28%       N/A           -11.90%
Money Market                        1.86%        N/A            2.55%
New Opportunities                  -31.56%       N/A           -9.09%
New Value                           1.37%        N/A            2.38%
OTC & Emerging Growth              -46.87%       N/A           -22.72%
Research                           -20.43%       N/A           -4.51%
Small Cap Value                    15.95%        N/A           14.99%
Technology                         -40.44%       N/A           -51.27%
Utilities Growth and Income        -23.86%       N/A           -4.95%
Vista                              -34.87%       N/A           -5.43%
Voyager                            -23.95%       N/A           -4.29%
Voyager II                         -32.19%       N/A           -43.33%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                          10 Year or Since
Variable Sub-Account               1 Year       5 Year        Inception
American Government Income          4.39%        N/A            7.73%
Asia Pacific Growth                -25.63%       N/A           -12.32%
Capital Appreciation               -15.71%       N/A           -19.26%
Diversified Income                  1.41%        N/A           -1.05%
The George Putnam Fund of Boston   -1.60%        N/A           -0.89%
Global Asset Allocation            -10.41%       N/A           -4.35%
Global Growth                      -31.29%       N/A           -10.77%
Growth and Income                  -8.33%        N/A           -4.54%
Growth Opportunities               -33.58%       N/A           -31.92%
Health Sciences                    -21.45%       N/A            4.64%
High Yield                          1.54%        N/A           -3.95%
Income                              5.13%        N/A            2.62%
International Growth               -22.30%       N/A           -0.40%
International Growth and Income    -22.49%       N/A           -6.34%
International New Opportunities    -30.22%       N/A           -9.88%
Investors                          -26.39%       N/A           -12.04%
Money Market                        1.71%        N/A            2.40%
New Opportunities                  -31.66%       N/A           -9.22%
New Value                           1.22%        N/A            2.22%
OTC & Emerging Growth              -46.95%       N/A           -22.84%
Research                           -20.55%       N/A           -4.66%
Small Cap Value                    15.77%        N/A           14.82%
Technology                         -40.53%       N/A           -51.34%
Utilities Growth and Income        -23.98%       N/A           -5.10%
Vista                              -34.97%       N/A           -5.57%
Voyager                            -24.06%       N/A           -4.44%
Voyager II                         -32.29%       N/A           -43.42%


Adjusted Historical Total Returns
Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Fund's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Funds' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Growth Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Technology Fund, which commenced operations on June 14,
2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which commenced operations on September 1, 2000. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown as follows:



Variable Sub-Account                     Inception Date of Corresponding Fund
American Government Income                            01/31/00
Asia Pacific Growth                                   05/01/95
Capital Appreciation                                  09/28/00
Diversified Income                                    09/15/93
The George Putnam Fund of Boston                      04/30/98
Global Asset Allocation                               02/01/88
Global Growth                                         05/01/90
Growth and Income                                     02/01/88
Growth Opportunities                                  01/31/00
Health Sciences                                       04/30/98
High Yield                                            02/01/88
Income                                                02/01/88
International Growth                                  01/02/97
International Growth and Income                       01/02/97
International New Opportunities                       01/02/97
Investors                                             04/30/98
Money Market                                          02/01/88
New Opportunities                                     05/02/94
New Value                                             01/02/97
OTC & Emerging Growth                                 04/30/98
Research                                              09/29/98
Small Cap Value                                       04/30/99
Technology                                            06/14/00
Utilities Growth and Income                           05/01/92
Vista                                                 01/02/97
Voyager                                               02/01/88
Voyager II                                            09/29/00



(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection Option or a Retirement Income Guarantee Rider)

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception*
American Government Income          -0.80%        N/A            5.30%
Asia Pacific Growth                 -30.97%      -8.70%         -5.16%
Capital Appreciation                -21.00%       N/A           -23.37%
Diversified Income                  -3.80%       0.26%           2.80%
The George Putnam Fund of Boston    -6.82%        N/A            1.09%
Global Asset Allocation             -15.67%      3.89%           7.28%
Global Growth                       -36.66%      1.94%           6.38%
Growth and Income                   -13.58%      6.14%          10.37%
Growth Opportunities                -38.96%       N/A           -33.61%
Health Sciences                     -26.77%       N/A            1.96%
High Yield                          -3.66%       -0.32%          5.87%
Income                              -0.06%       4.03%           5.15%
International Growth                -27.62%       N/A            7.65%
International Growth and Income     -27.81%       N/A            3.82%
International New Opportunities     -35.59%       N/A           -1.59%
Investors                           -31.73%       N/A           -4.61%
Money Market                        -3.49%       2.95%           3.02%
New Opportunities                   -37.03%      4.13%          10.00%
New Value                           -3.99%        N/A            7.66%
OTC & Emerging Growth               -52.39%       N/A           -15.65%
Research                            -25.87%       N/A            3.47%
Small Cap Value                     10.64%        N/A           14.13%
Technology                          -45.95%       N/A           -49.82%
Utilities Growth and Income         -29.31%      3.91%           7.34%
Vista                               -40.35%       N/A            5.51%
Voyager                             -29.40%      8.15%          11.42%
Voyager II                          -37.66%       N/A           -48.10%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).




(With the Enhanced Beneficiary Protection Option)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -0.95%        N/A            5.13%
Asia Pacific Growth                 -31.08%      -8.84%         -5.31%
Capital Appreciation                -21.13%       N/A           -23.50%
Diversified Income                  -3.95%       0.11%           2.64%
The George Putnam Fund of Boston    -6.97%        N/A            0.94%
Global Asset Allocation             -15.81%      3.73%           7.12%
Global Growth                       -36.76%      1.78%           6.22%
Growth and Income                   -13.72%      5.98%          10.20%
Growth Opportunities                -39.06%       N/A           -33.72%
Health Sciences                     -26.89%       N/A            1.80%
High Yield                          -3.82%       -0.48%          5.71%
Income                              -0.22%       3.87%           4.99%
International Growth                -27.74%       N/A            7.49%
International Growth and Income     -27.93%       N/A            3.66%
International New Opportunities     -35.69%       N/A           -1.74%
Investors                           -31.85%       N/A           -4.76%
Money Market                        -3.65%       2.79%           2.86%
New Opportunities                   -37.13%      3.97%           9.84%
New Value                           -4.14%        N/A            7.49%
OTC & Emerging Growth               -52.47%       N/A           -15.79%
Research                            -25.99%       N/A            3.31%
Small Cap Value                     10.47%        N/A           13.95%
Technology                          -46.04%       N/A           -49.90%
Utilities Growth and Income         -29.42%      3.76%           7.18%
Vista                               -40.45%       N/A            5.35%
Voyager                             -29.51%      7.99%          11.25%
Voyager II                          -37.77%       N/A           -48.19%


* Performance figures have been adjusted to reflect the current charge for the Enhanced Beneficiary Protection Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -1.01%        N/A            5.08%
Asia Pacific Growth                 -31.12%      -8.89%         -5.36%
Capital Appreciation                -21.17%       N/A           -23.54%
Diversified Income                  -4.00%       0.06%           2.59%
The George Putnam Fund of Boston    -7.02%        N/A            0.88%
Global Asset Allocation             -15.85%      3.68%           7.07%
Global Growth                       -36.80%      1.73%           6.17%
Growth and Income                   -13.76%      5.93%          10.15%
Growth Opportunities                -39.09%       N/A           -33.76%
Health Sciences                     -26.93%       N/A            1.75%
High Yield                          -3.87%       -0.53%          5.66%
Income                              -0.27%       3.82%           4.94%
International Growth                -27.78%       N/A            7.43%
International Growth and Income     -27.97%       N/A            3.61%
International New Opportunities     -35.73%       N/A           -1.79%
Investors                           -31.88%       N/A           -4.81%
Money Market                        -3.70%       2.74%           2.81%
New Opportunities                   -37.17%      3.92%           9.78%
New Value                           -4.19%        N/A            7.44%
OTC & Emerging Growth               -52.50%       N/A           -15.84%
Research                            -26.03%       N/A            3.26%
Small Cap Value                     10.41%        N/A           13.89%
Technology                          -46.07%       N/A           -49.93%
Utilities Growth and Income         -29.46%      3.70%           7.12%
Vista                               -40.48%       N/A            5.29%
Voyager                             -29.55%      7.93%          11.19%
Voyager II                          -37.80%       N/A           -48.22%


*Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds under the heading "Adjusted Historical
Total Returns," above. For periods prior to the inception dates of the Funds
(Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

 (With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -1.17%        N/A            4.91%
Asia Pacific Growth                 -31.23%      -9.03%         -5.50%
Capital Appreciation                -21.30%       N/A           -23.66%
Diversified Income                  -4.16%       -0.10%          2.44%
The George Putnam Fund of Boston    -7.17%        N/A            0.73%
Global Asset Allocation             -15.99%      3.52%           6.91%
Global Growth                       -36.90%      1.57%           6.01%
Growth and Income                   -13.90%      5.77%           9.98%
Growth Opportunities                -39.20%       N/A           -33.87%
Health Sciences                     -27.05%       N/A            1.59%
High Yield                          -4.02%       -0.68%          5.50%
Income                              -0.43%       3.66%           4.78%
International Growth                -27.90%       N/A            7.27%
International Growth and Income     -28.09%       N/A            3.45%
International New Opportunities     -35.83%       N/A           -1.95%
Investors                           -32.00%       N/A           -4.96%
Money Market                        -3.85%       2.58%           2.66%
New Opportunities                   -37.27%      3.76%           9.62%
New Value                           -4.35%        N/A            7.27%
OTC & Emerging Growth               -52.58%       N/A           -15.97%
Research                            -26.15%       N/A            3.10%
Small Cap Value                     10.23%        N/A           13.71%
Technology                          -46.16%       N/A           -50.02%
Utilities Growth and Income         -29.58%      3.54%           6.96%
Vista                               -40.58%       N/A            5.13%
Voyager                             -29.67%      7.77%          11.03%
Voyager II                          -37.91%       N/A           -48.30%


* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Enhanced Beneficiary Protection Option)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -1.17%        N/A            4.91%
Asia Pacific Growth                 -31.23%      -9.03%         -5.50%
Capital Appreciation                -21.30%       N/A           -23.66%
Diversified Income                  -4.16%       -0.10%          2.44%
The George Putnam Fund of Boston    -7.17%        N/A            0.73%
Global Asset Allocation             -15.99%      3.52%           6.91%
Global Growth                       -36.90%      1.57%           6.01%
Growth and Income                   -13.90%      5.77%           9.98%
Growth Opportunities                -39.20%       N/A           -33.87%
Health Sciences                     -27.05%       N/A            1.59%
High Yield                          -4.02%       -0.68%          5.50%
Income                              -0.43%       3.66%           4.78%
International Growth                -27.90%       N/A            7.27%
International Growth and Income     -28.09%       N/A            3.45%
International New Opportunities     -35.83%       N/A           -1.95%
Investors                           -32.00%       N/A           -4.96%
Money Market                        -3.85%       2.58%           2.66%
New Opportunities                   -37.27%      3.76%           9.62%
New Value                           -4.35%        N/A            7.27%
OTC & Emerging Growth               -52.58%       N/A           -15.97%
Research                            -26.15%       N/A            3.10%
Small Cap Value                     10.23%        N/A           13.71%
Technology                          -46.16%       N/A           -50.02%
Utilities Growth and Income         -29.58%      3.54%           6.96%
Vista                               -40.58%       N/A            5.13%
Voyager                             -29.67%      7.77%          11.03%
Voyager II                          -37.91%       N/A           -48.30%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection
Option as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above . For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Enhanced Beneficiary Protection Option)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -1.32%        N/A            4.74%
Asia Pacific Growth                 -31.35%      -9.17%         -5.65%
Capital Appreciation                -21.43%       N/A           -23.79%
Diversified Income                  -4.31%       -0.25%          2.28%
The George Putnam Fund of Boston    -7.31%        N/A            0.57%
Global Asset Allocation             -16.13%      3.36%           6.75%
Global Growth                       -37.01%      1.42%           5.85%
Growth and Income                   -14.04%      5.60%           9.82%
Growth Opportunities                -39.30%       N/A           -33.99%
Health Sciences                     -27.17%       N/A            1.43%
High Yield                          -4.17%       -0.84%          5.34%
Income                              -0.59%       3.50%           4.62%
International Growth                -28.02%       N/A            7.10%
International Growth and Income     -28.21%       N/A            3.29%
International New Opportunities     -35.94%       N/A           -2.10%
Investors                           -32.11%       N/A           -5.11%
Money Market                        -4.01%       2.42%           2.50%
New Opportunities                   -37.38%      3.60%           9.45%
New Value                           -4.50%        N/A            7.11%
OTC & Emerging Growth               -52.66%       N/A           -16.11%
Research                            -26.27%       N/A            2.94%
Small Cap Value                     10.06%        N/A           13.54%
Technology                          -46.25%       N/A           -50.11%
Utilities Growth and Income         -29.69%      3.38%           6.80%
Vista                               -40.68%       N/A            4.97%
Voyager                             -29.78%      7.60%          10.86%
Voyager II                          -38.01%       N/A           -48.39%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection
Option as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With Retirement Income Guarantee Rider 2)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -1.10%        N/A            4.99%
Asia Pacific Growth                 -31.27%      -9.03%         -5.48%
Capital Appreciation                -21.30%       N/A           -23.85%
Diversified Income                  -4.10%       -0.04%          2.51%
The George Putnam Fund of Boston    -7.12%        N/A            0.77%
Global Asset Allocation             -15.97%      3.65%           7.08%
Global Growth                       -36.96%      1.72%           6.19%
Growth and Income                   -13.88%      5.91%          10.18%
Growth Opportunities                -39.26%       N/A           -33.99%
Health Sciences                     -27.07%       N/A            1.65%
High Yield                          -3.96%       -0.62%          5.67%
Income                              -0.36%       3.75%           4.91%
International Growth                -27.92%       N/A            7.43%
International Growth and Income     -28.11%       N/A            3.58%
International New Opportunities     -35.89%       N/A           -1.85%
Investors                           -32.03%       N/A           -4.89%
Money Market                        -3.79%       2.66%           2.75%
New Opportunities                   -37.33%      3.92%           9.82%
New Value                           -4.29%        N/A            7.40%
OTC & Emerging Growth               -52.69%       N/A           -15.96%
Research                            -26.17%       N/A            3.17%
Small Cap Value                     10.34%        N/A           13.80%
Technology                          -46.25%       N/A           -50.27%
Utilities Growth and Income         -29.61%      3.68%           7.12%
Vista                               -40.65%       N/A            5.30%
Voyager                             -29.70%      7.95%          11.24%
Voyager II                          -37.96%       N/A           -48.57%


* Performance figures have been adjusted to reflect the current charge for Retirement Income Guarantee Rider 2 as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that Income Base B applied, that there were no additional purchase payments or withdrawals, and that the Contract Issue Date coincided with the inception date of the Fund (Class IA shares).

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -1.25%        N/A            4.82%
Asia Pacific Growth                 -31.38%      -9.17%         -5.63%
Capital Appreciation                -21.43%       N/A           -23.97%
Diversified Income                  -4.25%       -0.19%          2.35%
The George Putnam Fund of Boston    -7.27%        N/A            0.61%
Global Asset Allocation             -16.11%      3.49%           6.92%
Global Growth                       -37.06%      1.56%           6.03%
Growth and Income                   -14.02%      5.74%          10.01%
Growth Opportunities                -39.36%       N/A           -34.11%
Health Sciences                     -27.19%       N/A            1.49%
High Yield                          -4.12%       -0.77%          5.51%
Income                              -0.52%       3.59%           4.75%
International Growth                -28.04%       N/A            7.27%
International Growth and Income     -28.23%       N/A            3.42%
International New Opportunities     -35.99%       N/A           -2.00%
Investors                           -32.15%       N/A           -5.05%
Money Market                        -3.95%       2.50%           2.59%
New Opportunities                   -37.43%      3.76%           9.66%
New Value                           -4.44%        N/A            7.23%
OTC & Emerging Growth               -52.77%       N/A           -16.10%
Research                            -26.29%       N/A            3.01%
Small Cap Value                     10.17%        N/A           13.63%
Technology                          -46.34%       N/A           -50.36%
Utilities Growth and Income         -29.72%      3.52%           6.96%
Vista                               -40.75%       N/A            5.14%
Voyager                             -29.81%      7.78%          11.08%
Voyager II                          -38.07%       N/A           -48.66%


* Performance figures have been adjusted to reflect the current charges for the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
     Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares, adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -1.31%        N/A            4.77%
Asia Pacific Growth                 -31.42%      -9.22%         -5.68%
Capital Appreciation                -21.47%       N/A           -24.01%
Diversified Income                  -4.30%       -0.24%          2.30%
The George Putnam Fund of Boston    -7.32%        N/A            0.55%
Global Asset Allocation             -16.15%      3.43%           6.86%
Global Growth                       -37.10%      1.51%           5.98%
Growth and Income                   -14.06%      5.69%           9.96%
Growth Opportunities                -39.39%       N/A           -34.14%
Health Sciences                     -27.23%       N/A            1.44%
High Yield                          -4.17%       -0.82%          5.45%
Income                              -0.57%       3.54%           4.69%
International Growth                -28.08%       N/A            7.21%
International Growth and Income     -28.27%       N/A            3.37%
International New Opportunities     -36.03%       N/A           -2.05%
Investors                           -32.18%       N/A           -5.10%
Money Market                        -4.00%       2.45%           2.54%
New Opportunities                   -37.47%      3.71%           9.60%
New Value                           -4.49%        N/A            7.18%
OTC & Emerging Growth               -52.80%       N/A           -16.14%
Research                            -26.33%       N/A            2.95%
Small Cap Value                     10.11%        N/A           13.57%
Technology                          -46.37%       N/A           -50.39%
Utilities Growth and Income         -29.76%      3.47%           6.91%
Vista                               -40.78%       N/A            5.08%
Voyager                             -29.85%      7.73%          11.02%
Voyager II                          -38.10%       N/A           -48.69%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Retirement Income
     Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Retirement Income Guarantee Rider 2)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -1.47%        N/A            4.60%
Asia Pacific Growth                 -31.53%      -9.36%         -5.82%
Capital Appreciation                -21.60%       N/A           -24.14%
Diversified Income                  -4.46%       -0.40%          2.14%
The George Putnam Fund of Boston    -7.47%        N/A            0.40%
Global Asset Allocation             -16.29%      3.27%           6.70%
Global Growth                       -37.20%      1.35%           5.82%
Growth and Income                   -14.20%      5.53%           9.79%
Growth Opportunities                -39.50%       N/A           -34.26%
Health Sciences                     -27.35%       N/A            1.28%
High Yield                          -4.32%       -0.98%          5.29%
Income                              -0.73%       3.38%           4.53%
International Growth                -28.20%       N/A            7.05%
International Growth and Income     -28.39%       N/A            3.21%
International New Opportunities     -36.13%       N/A           -2.20%
Investors                           -32.30%       N/A           -5.25%
Money Market                        -4.15%       2.29%           2.38%
New Opportunities                   -37.57%      3.55%           9.44%
New Value                           -4.65%        N/A            7.01%
OTC & Emerging Growth               -52.88%       N/A           -16.28%
Research                            -26.45%       N/A            2.79%
Small Cap Value                      9.93%        N/A           13.39%
Technology                          -46.46%       N/A           -50.48%
Utilities Growth and Income         -29.88%      3.31%           6.75%
Vista                               -40.88%       N/A            4.92%
Voyager                             -29.97%      7.56%          10.85%
Voyager II                          -38.21%       N/A           -48.78%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Retirement Income
     Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year       Inception**
American Government Income          -1.47%        N/A            4.60%
Asia Pacific Growth                 -31.53%      -9.36%         -5.82%
Capital Appreciation                -21.60%       N/A           -24.14%
Diversified Income                  -4.46%       -0.40%          2.14%
The George Putnam Fund of Boston    -7.47%        N/A            0.40%
Global Asset Allocation             -16.29%      3.27%           6.70%
Global Growth                       -37.20%      1.35%           5.82%
Growth and Income                   -14.20%      5.53%           9.79%
Growth Opportunities                -39.50%       N/A           -34.26%
Health Sciences                     -27.35%       N/A            1.28%
High Yield                          -4.32%       -0.98%          5.29%
Income                              -0.73%       3.38%           4.53%
International Growth                -28.20%       N/A            7.05%
International Growth and Income     -28.39%       N/A            3.21%
International New Opportunities     -36.13%       N/A           -2.20%
Investors                           -32.30%       N/A           -5.25%
Money Market                        -4.15%       2.29%           2.38%
New Opportunities                   -37.57%      3.55%           9.44%
New Value                           -4.65%        N/A            7.01%
OTC & Emerging Growth               -52.88%       N/A           -16.28%
Research                            -26.45%       N/A            2.79%
Small Cap Value                      9.93%        N/A           13.39%
Technology                          -46.46%       N/A           -50.48%
Utilities Growth and Income         -29.88%      3.31%           6.75%
Vista                               -40.88%       N/A            4.92%
Voyager                             -29.97%      7.56%          10.85%
Voyager II                          -38.21%       N/A           -48.78%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option, Enhanced Beneficiary
     Protection Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).





(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)*

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -1.62%        N/A            4.44%
Asia Pacific Growth                 -31.65%      -9.50%         -5.97%
Capital Appreciation                -21.73%       N/A           -24.26%
Diversified Income                  -4.61%       -0.56%          1.99%
The George Putnam Fund of Boston    -7.61%        N/A            0.24%
Global Asset Allocation             -16.43%      3.11%           6.54%
Global Growth                       -37.31%      1.20%           5.65%
Growth and Income                   -14.34%      5.36%           9.63%
Growth Opportunities                -39.60%       N/A           -34.37%
Health Sciences                     -27.47%       N/A            1.12%
High Yield                          -4.47%       -1.13%          5.13%
Income                              -0.89%       3.22%           4.37%
International Growth                -28.32%       N/A            6.88%
International Growth and Income     -28.51%       N/A            3.05%
International New Opportunities     -36.24%       N/A           -2.36%
Investors                           -32.41%       N/A           -5.40%
Money Market                        -4.31%       2.13%           2.23%
New Opportunities                   -37.68%      3.39%           9.27%
New Value                           -4.80%        N/A            6.85%
OTC & Emerging Growth               -52.96%       N/A           -16.42%
Research                            -26.57%       N/A            2.63%
Small Cap Value                      9.76%        N/A           13.21%
Technology                          -46.55%       N/A           -50.57%
Utilities Growth and Income         -29.99%      3.15%           6.59%
Vista                               -40.98%       N/A            4.76%
Voyager                             -30.08%      7.40%          10.68%
Voyager II                          -38.31%       N/A           -48.87%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option, Enhanced Beneficiary
     Protection Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).





                                   APPENDIX B

                      PUTNAM ALLSTATE ADVISOR APEX CONTRACT

Putnam Allstate Advisor Apex Contracts were first offered to the public on October 25, 1999. Contracts with the Earnings Protection Death Benefit Option were first offered to the public on May 1, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable
Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. Where performance returns in the following tables give effect to the Earnings Protection Death
Benefit Option, the performance returns have been adjusted to reflect the current charge for the Option as if the Option had been available throughout the periods shown. These Contract charges include a maximum sales charge of 5.75% of purchase payments (not reflected in non-standardized total returns) and total
Variable Account annual expenses of:

-           0.80% (without any optional benefit riders), or
-           0.95% if you select the Enhanced Beneficiary Protection Option, or
- 1.00% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider
            Application Date), or
- 1.15% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider
            Application Date), or
- 1.15% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider
            Application Date) and the Enhanced Beneficiary Protection Option.
- 1.30% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider
            Application Date) and the Enhanced Beneficiary Protection Option.

In addition, where Retirement Income Guarantee Rider 2 is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.30% of the Income Base, assuming Income Base B is in effect and assuming no additional purchase payments or withdrawals.

The performance shown does not reflect the maximum withdrawal charge of 0.50%, which applies only during the first Contract Year and only to Contracts under which purchase payments of at least a $1 million have been made. If such charge were reflected, the performance shown would be lower.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government
Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000.


(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection Option or Retirement Income Guarantee Rider)
                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -1.62%        N/A            4.71%
Asia Pacific Growth                 -31.65%       N/A           -14.83%
Capital Appreciation                -21.73%       N/A           -24.43%
Diversified Income                  -4.61%        N/A           -3.10%
The George Putnam Fund of Boston    -7.61%        N/A           -2.94%
Global Asset Allocation             -16.43%       N/A           -6.52%
Global Growth                       -37.31%       N/A           -13.20%
Growth and Income                   -14.34%       N/A           -6.73%
Growth Opportunities                -39.60%       N/A           -36.57%
Health Sciences                     -27.47%       N/A            2.78%
High Yield                          -4.47%        N/A           -6.11%
Income                              -0.89%        N/A            0.69%
International Growth                -28.32%       N/A           -2.41%
International Growth and Income     -28.51%       N/A           -8.58%
International New Opportunities     -36.24%       N/A           -12.27%
Investors                           -32.41%       N/A           -14.53%
Money Market                        -4.31%        N/A            0.46%
New Opportunities                   -37.68%       N/A           -11.58%
New Value                           -4.80%        N/A            0.27%
OTC & Emerging Growth               -52.96%       N/A           -25.98%
Research                            -26.57%       N/A           -6.83%
Small Cap Value                      9.76%        N/A           13.21%
Technology                          -46.55%       N/A           -57.29%
Utilities Growth and Income         -29.99%       N/A           -7.29%
Vista                               -40.98%       N/A           -7.77%
Voyager                             -30.08%       N/A           -6.60%
Voyager II                          -38.31%       N/A           -49.09%


(With the Enhanced Beneficiary Protection Option)
                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -0.53%        N/A            5.57%
Asia Pacific Growth                 -29.05%       N/A           -13.26%
Capital Appreciation                -19.63%       N/A           -21.93%
Diversified Income                  -3.37%        N/A           -2.10%
The George Putnam Fund of Boston    -6.22%        N/A           -1.94%
Global Asset Allocation             -14.59%       N/A           -5.37%
Global Growth                       -34.43%       N/A           -11.73%
Growth and Income                   -12.61%       N/A           -5.54%
Growth Opportunities                -36.61%       N/A           -33.11%
Health Sciences                     -25.09%       N/A            3.46%
High Yield                          -3.24%        N/A           -4.95%
Income                               0.17%        N/A            1.52%
International Growth                -25.89%       N/A           -1.52%
International Growth and Income     -26.07%       N/A           -7.34%
International New Opportunities     -33.42%       N/A           -10.87%
Investors                           -29.78%       N/A           -12.95%
Money Market                        -3.08%        N/A            1.28%
New Opportunities                   -34.78%       N/A           -10.21%
New Value                           -3.55%        N/A            1.13%
OTC & Emerging Growth               -49.31%       N/A           -23.52%
Research                            -24.23%       N/A           -5.69%
Small Cap Value                     10.28%        N/A           13.51%
Technology                          -43.21%       N/A           -52.46%
Utilities Growth and Income         -27.48%       N/A           -6.11%
Vista                               -37.92%       N/A           -6.62%
Voyager                             -27.57%       N/A           -5.50%
Voyager II                          -35.38%       N/A           -45.16%

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)
                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -0.58%        N/A            5.51%
Asia Pacific Growth                 -29.09%       N/A           -13.30%
Capital Appreciation                -19.67%       N/A           -21.97%
Diversified Income                  -3.42%        N/A           -2.15%
The George Putnam Fund of Boston    -6.27%        N/A           -1.99%
Global Asset Allocation             -14.64%       N/A           -5.42%
Global Growth                       -34.47%       N/A           -11.78%
Growth and Income                   -12.66%       N/A           -5.59%
Growth Opportunities                -36.64%       N/A           -33.14%
Health Sciences                     -25.12%       N/A            3.41%
High Yield                          -3.29%        N/A           -5.00%
Income                               0.12%        N/A            1.47%
International Growth                -25.93%       N/A           -1.57%
International Growth and Income     -26.11%       N/A           -7.39%
International New Opportunities     -33.45%       N/A           -10.91%
Investors                           -29.81%       N/A           -13.00%
Money Market                        -3.13%        N/A            1.23%
New Opportunities                   -34.82%       N/A           -10.26%
New Value                           -3.60%        N/A            1.08%
OTC & Emerging Growth               -49.33%       N/A           -23.56%
Research                            -24.27%       N/A           -5.74%
Small Cap Value                     10.23%        N/A           13.46%
Technology                          -43.24%       N/A           -52.49%
Utilities Growth and Income         -27.52%       N/A           -6.16%
Vista                               -37.95%       N/A           -6.67%
Voyager                             -27.60%       N/A           -5.54%
Voyager II                          -35.42%       N/A           -45.19%

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -0.73%        N/A            5.36%
Asia Pacific Growth                 -29.20%       N/A           -13.43%
Capital Appreciation                -19.79%       N/A           -22.09%
Diversified Income                  -3.56%        N/A           -2.30%
The George Putnam Fund of Boston    -6.41%        N/A           -2.14%
Global Asset Allocation             -14.76%       N/A           -5.56%
Global Growth                       -34.57%       N/A           -11.91%
Growth and Income                   -12.79%       N/A           -5.73%
Growth Opportunities                -36.74%       N/A           -33.24%
Health Sciences                     -25.24%       N/A            3.25%
High Yield                          -3.43%        N/A           -5.14%
Income                              -0.04%        N/A            1.31%
International Growth                -26.04%       N/A           -1.72%
International Growth and Income     -26.22%       N/A           -7.53%
International New Opportunities     -33.55%       N/A           -11.05%
Investors                           -29.92%       N/A           -13.13%
Money Market                        -3.27%        N/A            1.08%
New Opportunities                   -34.91%       N/A           -10.39%
New Value                           -3.74%        N/A            0.93%
OTC & Emerging Growth               -49.41%       N/A           -23.68%
Research                            -24.38%       N/A           -5.88%
Small Cap Value                     10.06%        N/A           13.29%
Technology                          -43.33%       N/A           -52.56%
Utilities Growth and Income         -27.63%       N/A           -6.30%
Vista                               -38.05%       N/A           -6.81%
Voyager                             -27.71%       N/A           -5.69%
Voyager II                          -35.51%       N/A           -45.27%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant 65 or younger on the Rider Application Date) and Enhanced Beneficiary Protection Option)

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -0.73%        N/A            5.36%
Asia Pacific Growth                 -29.20%       N/A           -13.43%
Capital Appreciation                -19.79%       N/A           -22.09%
Diversified Income                  -3.56%        N/A           -2.30%
The George Putnam Fund of Boston    -6.41%        N/A           -2.14%
Global Asset Allocation             -14.76%       N/A           -5.56%
Global Growth                       -34.57%       N/A           -11.91%
Growth and Income                   -12.79%       N/A           -5.73%
Growth Opportunities                -36.74%       N/A           -33.24%
Health Sciences                     -25.24%       N/A            3.25%
High Yield                          -3.43%        N/A           -5.14%
Income                              -0.04%        N/A            1.31%
International Growth                -26.04%       N/A           -1.72%
International Growth and Income     -26.22%       N/A           -7.53%
International New Opportunities     -33.55%       N/A           -11.05%
Investors                           -29.92%       N/A           -13.13%
Money Market                        -3.27%        N/A            1.08%
New Opportunities                   -34.91%       N/A           -10.39%
New Value                           -3.74%        N/A            0.93%
OTC & Emerging Growth               -49.41%       N/A           -23.68%
Research                            -24.38%       N/A           -5.88%
Small Cap Value                     10.06%        N/A           13.29%
Technology                          -43.33%       N/A           -52.56%
Utilities Growth and Income         -27.63%       N/A           -6.30%
Vista                               -38.05%       N/A           -6.81%
Voyager                             -27.71%       N/A           -5.69%
Voyager II                          -35.51%       N/A           -45.27%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Enhanced Beneficiary Protection Option)
                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -0.88%        N/A            5.20%
Asia Pacific Growth                 -29.30%       N/A           -13.56%
Capital Appreciation                -19.91%       N/A           -22.21%
Diversified Income                  -3.71%        N/A           -2.45%
The George Putnam Fund of Boston    -6.55%        N/A           -2.28%
Global Asset Allocation             -14.89%       N/A           -5.70%
Global Growth                       -34.66%       N/A           -12.04%
Growth and Income                   -12.92%       N/A           -5.87%
Growth Opportunities                -36.83%       N/A           -33.34%
Health Sciences                     -25.35%       N/A            3.10%
High Yield                          -3.58%        N/A           -5.29%
Income                              -0.19%        N/A            1.16%
International Growth                -26.15%       N/A           -1.87%
International Growth and Income     -26.33%       N/A           -7.66%
International New Opportunities     -33.65%       N/A           -11.18%
Investors                           -30.02%       N/A           -13.26%
Money Market                        -3.42%        N/A            0.93%
New Opportunities                   -35.01%       N/A           -10.53%
New Value                           -3.89%        N/A            0.78%
OTC & Emerging Growth               -49.48%       N/A           -23.79%
Research                            -24.50%       N/A           -6.02%
Small Cap Value                      9.90%        N/A           13.12%
Technology                          -43.41%       N/A           -52.63%
Utilities Growth and Income         -27.74%       N/A           -6.44%
Vista                               -38.14%       N/A           -6.95%
Voyager                             -27.82%       N/A           -5.83%
Voyager II                          -35.61%       N/A           -45.36%


(With Retirement Income Guarantee Rider 2)
                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -0.68%        N/A            5.42%
Asia Pacific Growth                 -29.25%       N/A           -13.44%
Capital Appreciation                -19.81%       N/A           -22.29%
Diversified Income                  -3.52%        N/A           -2.31%
The George Putnam Fund of Boston    -6.38%        N/A           -2.15%
Global Asset Allocation             -14.76%       N/A           -5.57%
Global Growth                       -34.63%       N/A           -11.90%
Growth and Income                   -12.78%       N/A           -5.76%
Growth Opportunities                -36.81%       N/A           -33.39%
Health Sciences                     -25.27%       N/A            3.31%
High Yield                          -3.39%        N/A           -5.17%
Income                               0.02%        N/A            1.32%
International Growth                -26.08%       N/A           -1.66%
International Growth and Income     -26.26%       N/A           -7.53%
International New Opportunities     -33.62%       N/A           -11.03%
Investors                           -29.97%       N/A           -13.16%
Money Market                        -3.23%        N/A            1.09%
New Opportunities                   -34.98%       N/A           -10.37%
New Value                           -3.70%        N/A            0.92%
OTC & Emerging Growth               -49.53%       N/A           -23.83%
Research                            -24.41%       N/A           -5.87%
Small Cap Value                     10.15%        N/A           13.36%
Technology                          -43.43%       N/A           -52.85%
Utilities Growth and Income         -27.67%       N/A           -6.31%
Vista                               -38.13%       N/A           -6.77%
Voyager                             -27.76%       N/A           -5.65%
Voyager II                          -35.58%       N/A           -45.55%

(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -0.83%        N/A            5.26%
Asia Pacific Growth                 -29.35%       N/A           -13.57%
Capital Appreciation                -19.93%       N/A           -22.41%
Diversified Income                  -3.67%        N/A           -2.46%
The George Putnam Fund of Boston    -6.52%        N/A           -2.30%
Global Asset Allocation             -14.89%       N/A           -5.71%
Global Growth                       -34.73%       N/A           -12.04%
Growth and Income                   -12.91%       N/A           -5.90%
Growth Opportunities                -36.91%       N/A           -33.49%
Health Sciences                     -25.39%       N/A            3.15%
High Yield                          -3.54%        N/A           -5.32%
Income                              -0.13%        N/A            1.17%
International Growth                -26.19%       N/A           -1.81%
International Growth and Income     -26.37%       N/A           -7.67%
International New Opportunities     -33.72%       N/A           -11.16%
Investors                           -30.08%       N/A           -13.29%
Money Market                        -3.38%        N/A            0.94%
New Opportunities                   -35.08%       N/A           -10.51%
New Value                           -3.85%        N/A            0.77%
OTC & Emerging Growth               -49.61%       N/A           -23.94%
Research                            -24.53%       N/A           -6.01%
Small Cap Value                      9.98%        N/A           13.18%
Technology                          -43.51%       N/A           -52.93%
Utilities Growth and Income         -27.78%       N/A           -6.45%
Vista                               -38.22%       N/A           -6.91%
Voyager                             -27.87%       N/A           -5.79%
Voyager II                          -35.68%       N/A           -45.63%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Retirement Income Guarantee Rider 2)
                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -0.88%        N/A            5.21%
Asia Pacific Growth                 -29.39%       N/A           -13.61%
Capital Appreciation                -19.97%       N/A           -22.45%
Diversified Income                  -3.72%        N/A           -2.51%
The George Putnam Fund of Boston    -6.57%        N/A           -2.35%
Global Asset Allocation             -14.94%       N/A           -5.76%
Global Growth                       -34.77%       N/A           -12.08%
Growth and Income                   -12.96%       N/A           -5.95%
Growth Opportunities                -36.94%       N/A           -33.52%
Health Sciences                     -25.42%       N/A            3.10%
High Yield                          -3.59%        N/A           -5.36%
Income                              -0.18%        N/A            1.12%
International Growth                -26.23%       N/A           -1.86%
International Growth and Income     -26.41%       N/A           -7.72%
International New Opportunities     -33.75%       N/A           -11.21%
Investors                           -30.11%       N/A           -13.33%
Money Market                        -3.43%        N/A            0.89%
New Opportunities                   -35.12%       N/A           -10.56%
New Value                           -3.90%        N/A            0.72%
OTC & Emerging Growth               -49.63%       N/A           -23.98%
Research                            -24.57%       N/A           -6.06%
Small Cap Value                      9.93%        N/A           13.13%
Technology                          -43.54%       N/A           -52.95%
Utilities Growth and Income         -27.82%       N/A           -6.49%
Vista                               -38.25%       N/A           -6.96%
Voyager                             -27.90%       N/A           -5.84%
Voyager II                          -35.72%       N/A           -45.66%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -1.03%        N/A            5.05%
Asia Pacific Growth                 -29.50%       N/A           -13.74%
Capital Appreciation                -20.09%       N/A           -22.56%
Diversified Income                  -3.86%        N/A           -2.65%
The George Putnam Fund of Boston    -6.71%        N/A           -2.50%
Global Asset Allocation             -15.06%       N/A           -5.90%
Global Growth                       -34.87%       N/A           -12.21%
Growth and Income                   -13.09%       N/A           -6.09%
Growth Opportunities                -37.04%       N/A           -33.62%
Health Sciences                     -25.54%       N/A            2.95%
High Yield                          -3.73%        N/A           -5.51%
Income                              -0.34%        N/A            0.96%
International Growth                -26.34%       N/A           -2.01%
International Growth and Income     -26.52%       N/A           -7.85%
International New Opportunities     -33.85%       N/A           -11.34%
Investors                           -30.22%       N/A           -13.46%
Money Market                        -3.57%        N/A            0.74%
New Opportunities                   -35.21%       N/A           -10.69%
New Value                           -4.04%        N/A            0.57%
OTC & Emerging Growth               -49.71%       N/A           -24.10%
Research                            -24.68%       N/A           -6.20%
Small Cap Value                      9.76%        N/A           12.96%
Technology                          -43.63%       N/A           -53.02%
Utilities Growth and Income         -27.93%       N/A           -6.63%
Vista                               -38.35%       N/A           -7.10%
Voyager                             -28.01%       N/A           -5.98%
Voyager II                          -35.81%       N/A           -45.74%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)

                                                           10 Year or Since
Variable Sub-Account                1 Year       5 Year        Inception
American Government Income          -1.03%        N/A            5.05%
Asia Pacific Growth                 -29.50%       N/A           -13.74%
Capital Appreciation                -20.09%       N/A           -22.56%
Diversified Income                  -3.86%        N/A           -2.65%
The George Putnam Fund of Boston    -6.71%        N/A           -2.50%
Global Asset Allocation             -15.06%       N/A           -5.90%
Global Growth                       -34.87%       N/A           -12.21%
Growth and Income                   -13.09%       N/A           -6.09%
Growth Opportunities                -37.04%       N/A           -33.62%
Health Sciences                     -25.54%       N/A            2.95%
High Yield                          -3.73%        N/A           -5.51%
Income                              -0.34%        N/A            0.96%
International Growth                -26.34%       N/A           -2.01%
International Growth and Income     -26.52%       N/A           -7.85%
International New Opportunities     -33.85%       N/A           -11.34%
Investors                           -30.22%       N/A           -13.46%
Money Market                        -3.57%        N/A            0.74%
New Opportunities                   -35.21%       N/A           -10.69%
New Value                           -4.04%        N/A            0.57%
OTC & Emerging Growth               -49.71%       N/A           -24.10%
Research                            -24.68%       N/A           -6.20%
Small Cap Value                      9.76%        N/A           12.96%
Technology                          -43.63%       N/A           -53.02%
Utilities Growth and Income         -27.93%       N/A           -6.63%
Vista                               -38.35%       N/A           -7.10%
Voyager                             -28.01%       N/A           -5.98%
Voyager II                          -35.81%       N/A           -45.74%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -1.18%        N/A            4.89%
Asia Pacific Growth                  -29.60%       N/A           -13.87%
Capital Appreciation                 -20.21%       N/A           -22.68%
Diversified Income                   -4.01%        N/A           -2.80%
The George Putnam Fund of Boston     -6.85%        N/A           -2.64%
Global Asset Allocation              -15.19%       N/A           -6.04%
Global Growth                        -34.96%       N/A           -12.35%
Growth and Income                    -13.22%       N/A           -6.23%
Growth Opportunities                 -37.13%       N/A           -33.72%
Health Sciences                      -25.65%       N/A            2.79%
High Yield                           -3.88%        N/A           -5.65%
Income                               -0.49%        N/A            0.81%
International Growth                 -26.45%       N/A           -2.15%
International Growth and Income      -26.63%       N/A           -7.99%
International New Opportunities      -33.95%       N/A           -11.47%
Investors                            -30.32%       N/A           -13.59%
Money Market                         -3.72%        N/A            0.59%
New Opportunities                    -35.31%       N/A           -10.82%
New Value                            -4.19%        N/A            0.41%
OTC & Emerging Growth                -49.78%       N/A           -24.21%
Research                             -24.80%       N/A           -6.34%
Small Cap Value                       9.60%        N/A           12.79%
Technology                           -43.71%       N/A           -53.09%
Utilities Growth and Income          -28.04%       N/A           -6.77%
Vista                                -38.44%       N/A           -7.24%
Voyager                              -28.12%       N/A           -6.12%
Voyager II                           -35.91%       N/A           -45.83%

Non-Standardized Total Returns


Set out below are the non-standardized total returns for each Variable
Sub-Account since its inception through December 31, 2001. All of the Variable
Sub-Accounts commenced operations on April 30, 1999 except for the Putnam
American Government Income and Putnam Growth Opportunities Variable
Sub-Accounts, which commenced operations on February 4, 2000, the Putnam
Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown below do not reflect the withdrawal charges that may be imposed under the Putnam Allstate Advisor Apex Contracts.


(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection Option or Retirement Income Guarantee Rider)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.39%        N/A            7.73%
Asia Pacific Growth                  -25.63%       N/A           -12.32%
Capital Appreciation                 -15.71%       N/A           -19.26%
Diversified Income                    1.41%        N/A           -1.05%
The George Putnam Fund of Boston     -1.60%        N/A           -0.89%
Global Asset Allocation              -10.41%       N/A           -4.35%
Global Growth                        -31.29%       N/A           -10.77%
Growth and Income                    -8.33%        N/A           -4.54%
Growth Opportunities                 -33.58%       N/A           -31.92%
Health Sciences                      -21.45%       N/A            4.64%
High Yield                            1.54%        N/A           -3.95%
Income                                5.13%        N/A            2.62%
International Growth                 -22.30%       N/A           -0.40%
International Growth and Income      -22.49%       N/A           -6.34%
International New Opportunities      -30.22%       N/A           -9.88%
Investors                            -26.39%       N/A           -12.04%
Money Market                          1.71%        N/A            2.40%
New Opportunities                    -31.66%       N/A           -9.22%
New Value                             1.22%        N/A            2.22%
OTC & Emerging Growth                -46.95%       N/A           -22.84%
Research                             -20.55%       N/A           -4.66%
Small Cap Value                      15.77%        N/A           14.82%
Technology                           -40.53%       N/A           -51.34%
Utilities Growth and Income          -23.98%       N/A           -5.10%
Vista                                -34.97%       N/A           -5.57%
Voyager                              -24.06%       N/A           -4.44%
Voyager II                           -32.29%       N/A           -43.42%

(With the Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -0.53%        N/A            5.57%
Asia Pacific Growth                  -29.05%       N/A           -13.26%
Capital Appreciation                 -19.63%       N/A           -21.93%
Diversified Income                   -3.37%        N/A           -2.10%
The George Putnam Fund of Boston     -6.22%        N/A           -1.94%
Global Asset Allocation              -14.59%       N/A           -5.37%
Global Growth                        -34.43%       N/A           -11.73%
Growth and Income                    -12.61%       N/A           -5.54%
Growth Opportunities                 -36.61%       N/A           -33.11%
Health Sciences                      -25.09%       N/A            3.46%
High Yield                           -3.24%        N/A           -4.95%
Income                                0.17%        N/A            1.52%
International Growth                 -25.89%       N/A           -1.52%
International Growth and Income      -26.07%       N/A           -7.34%
International New Opportunities      -33.42%       N/A           -10.87%
Investors                            -29.78%       N/A           -12.95%
Money Market                         -3.08%        N/A            1.28%
New Opportunities                    -34.78%       N/A           -10.21%
New Value                            -3.55%        N/A            1.13%
OTC & Emerging Growth                -49.31%       N/A           -23.52%
Research                             -24.23%       N/A           -5.69%
Small Cap Value                      10.28%        N/A           13.51%
Technology                           -43.21%       N/A           -52.46%
Utilities Growth and Income          -27.48%       N/A           -6.11%
Vista                                -37.92%       N/A           -6.62%
Voyager                              -27.57%       N/A           -5.50%
Voyager II                           -35.38%       N/A           -45.16%

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -0.58%        N/A            5.51%
Asia Pacific Growth                  -29.09%       N/A           -13.30%
Capital Appreciation                 -19.67%       N/A           -21.97%
Diversified Income                   -3.42%        N/A           -2.15%
The George Putnam Fund of Boston     -6.27%        N/A           -1.99%
Global Asset Allocation              -14.64%       N/A           -5.42%
Global Growth                        -34.47%       N/A           -11.78%
Growth and Income                    -12.66%       N/A           -5.59%
Growth Opportunities                 -36.64%       N/A           -33.14%
Health Sciences                      -25.12%       N/A            3.41%
High Yield                           -3.29%        N/A           -5.00%
Income                                0.12%        N/A            1.47%
International Growth                 -25.93%       N/A           -1.57%
International Growth and Income      -26.11%       N/A           -7.39%
International New Opportunities      -33.45%       N/A           -10.91%
Investors                            -29.81%       N/A           -13.00%
Money Market                         -3.13%        N/A            1.23%
New Opportunities                    -34.82%       N/A           -10.26%
New Value                            -3.60%        N/A            1.08%
OTC & Emerging Growth                -49.33%       N/A           -23.56%
Research                             -24.27%       N/A           -5.74%
Small Cap Value                      10.23%        N/A           13.46%
Technology                           -43.24%       N/A           -52.49%
Utilities Growth and Income          -27.52%       N/A           -6.16%
Vista                                -37.95%       N/A           -6.67%
Voyager                              -27.60%       N/A           -5.54%
Voyager II                           -35.42%       N/A           -45.19%

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -0.73%        N/A            5.36%
Asia Pacific Growth                  -29.20%       N/A           -13.43%
Capital Appreciation                 -19.79%       N/A           -22.09%
Diversified Income                   -3.56%        N/A           -2.30%
The George Putnam Fund of Boston     -6.41%        N/A           -2.14%
Global Asset Allocation              -14.76%       N/A           -5.56%
Global Growth                        -34.57%       N/A           -11.91%
Growth and Income                    -12.79%       N/A           -5.73%
Growth Opportunities                 -36.74%       N/A           -33.24%
Health Sciences                      -25.24%       N/A            3.25%
High Yield                           -3.43%        N/A           -5.14%
Income                               -0.04%        N/A            1.31%
International Growth                 -26.04%       N/A           -1.72%
International Growth and Income      -26.22%       N/A           -7.53%
International New Opportunities      -33.55%       N/A           -11.05%
Investors                            -29.92%       N/A           -13.13%
Money Market                         -3.27%        N/A            1.08%
New Opportunities                    -34.91%       N/A           -10.39%
New Value                            -3.74%        N/A            0.93%
OTC & Emerging Growth                -49.41%       N/A           -23.68%
Research                             -24.38%       N/A           -5.88%
Small Cap Value                      10.06%        N/A           13.29%
Technology                           -43.33%       N/A           -52.56%
Utilities Growth and Income          -27.63%       N/A           -6.30%
Vista                                -38.05%       N/A           -6.81%
Voyager                              -27.71%       N/A           -5.69%
Voyager II                           -35.51%       N/A           -45.27%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant 65 or younger on the Rider Application Date) and Enhanced Beneficiary Protection Option)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -0.73%        N/A            5.36%
Asia Pacific Growth                  -29.20%       N/A           -13.43%
Capital Appreciation                 -19.79%       N/A           -22.09%
Diversified Income                   -3.56%        N/A           -2.30%
The George Putnam Fund of Boston     -6.41%        N/A           -2.14%
Global Asset Allocation              -14.76%       N/A           -5.56%
Global Growth                        -34.57%       N/A           -11.91%
Growth and Income                    -12.79%       N/A           -5.73%
Growth Opportunities                 -36.74%       N/A           -33.24%
Health Sciences                      -25.24%       N/A            3.25%
High Yield                           -3.43%        N/A           -5.14%
Income                               -0.04%        N/A            1.31%
International Growth                 -26.04%       N/A           -1.72%
International Growth and Income      -26.22%       N/A           -7.53%
International New Opportunities      -33.55%       N/A           -11.05%
Investors                            -29.92%       N/A           -13.13%
Money Market                         -3.27%        N/A            1.08%
New Opportunities                    -34.91%       N/A           -10.39%
New Value                            -3.74%        N/A            0.93%
OTC & Emerging Growth                -49.41%       N/A           -23.68%
Research                             -24.38%       N/A           -5.88%
Small Cap Value                      10.06%        N/A           13.29%
Technology                           -43.33%       N/A           -52.56%
Utilities Growth and Income          -27.63%       N/A           -6.30%
Vista                                -38.05%       N/A           -6.81%
Voyager                              -27.71%       N/A           -5.69%
Voyager II                           -35.51%       N/A           -45.27%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -0.88%        N/A            5.20%
Asia Pacific Growth                  -29.30%       N/A           -13.56%
Capital Appreciation                 -19.91%       N/A           -22.21%
Diversified Income                   -3.71%        N/A           -2.45%
The George Putnam Fund of Boston     -6.55%        N/A           -2.28%
Global Asset Allocation              -14.89%       N/A           -5.70%
Global Growth                        -34.66%       N/A           -12.04%
Growth and Income                    -12.92%       N/A           -5.87%
Growth Opportunities                 -36.83%       N/A           -33.34%
Health Sciences                      -25.35%       N/A            3.10%
High Yield                           -3.58%        N/A           -5.29%
Income                               -0.19%        N/A            1.16%
International Growth                 -26.15%       N/A           -1.87%
International Growth and Income      -26.33%       N/A           -7.66%
International New Opportunities      -33.65%       N/A           -11.18%
Investors                            -30.02%       N/A           -13.26%
Money Market                         -3.42%        N/A            0.93%
New Opportunities                    -35.01%       N/A           -10.53%
New Value                            -3.89%        N/A            0.78%
OTC & Emerging Growth                -49.48%       N/A           -23.79%
Research                             -24.50%       N/A           -6.02%
Small Cap Value                       9.90%        N/A           13.12%
Technology                           -43.41%       N/A           -52.63%
Utilities Growth and Income          -27.74%       N/A           -6.44%
Vista                                -38.14%       N/A           -6.95%
Voyager                              -27.82%       N/A           -5.83%
Voyager II                           -35.61%       N/A           -45.36%

(With Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -0.68%        N/A            5.42%
Asia Pacific Growth                  -29.25%       N/A           -13.44%
Capital Appreciation                 -19.81%       N/A           -22.29%
Diversified Income                   -3.52%        N/A           -2.31%
The George Putnam Fund of Boston     -6.38%        N/A           -2.15%
Global Asset Allocation              -14.76%       N/A           -5.57%
Global Growth                        -34.63%       N/A           -11.90%
Growth and Income                    -12.78%       N/A           -5.76%
Growth Opportunities                 -36.81%       N/A           -33.39%
Health Sciences                      -25.27%       N/A            3.31%
High Yield                           -3.39%        N/A           -5.17%
Income                                0.02%        N/A            1.32%
International Growth                 -26.08%       N/A           -1.66%
International Growth and Income      -26.26%       N/A           -7.53%
International New Opportunities      -33.62%       N/A           -11.03%
Investors                            -29.97%       N/A           -13.16%
Money Market                         -3.23%        N/A            1.09%
New Opportunities                    -34.98%       N/A           -10.37%
New Value                            -3.70%        N/A            0.92%
OTC & Emerging Growth                -49.53%       N/A           -23.83%
Research                             -24.41%       N/A           -5.87%
Small Cap Value                      10.15%        N/A           13.36%
Technology                           -43.43%       N/A           -52.85%
Utilities Growth and Income          -27.67%       N/A           -6.31%
Vista                                -38.13%       N/A           -6.77%
Voyager                              -27.76%       N/A           -5.65%
Voyager II                           -35.58%       N/A           -45.55%

(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -0.83%        N/A            5.26%
Asia Pacific Growth                  -29.35%       N/A           -13.57%
Capital Appreciation                 -19.93%       N/A           -22.41%
Diversified Income                   -3.67%        N/A           -2.46%
The George Putnam Fund of Boston     -6.52%        N/A           -2.30%
Global Asset Allocation              -14.89%       N/A           -5.71%
Global Growth                        -34.73%       N/A           -12.04%
Growth and Income                    -12.91%       N/A           -5.90%
Growth Opportunities                 -36.91%       N/A           -33.49%
Health Sciences                      -25.39%       N/A            3.15%
High Yield                           -3.54%        N/A           -5.32%
Income                               -0.13%        N/A            1.17%
International Growth                 -26.19%       N/A           -1.81%
International Growth and Income      -26.37%       N/A           -7.67%
International New Opportunities      -33.72%       N/A           -11.16%
Investors                            -30.08%       N/A           -13.29%
Money Market                         -3.38%        N/A            0.94%
New Opportunities                    -35.08%       N/A           -10.51%
New Value                            -3.85%        N/A            0.77%
OTC & Emerging Growth                -49.61%       N/A           -23.94%
Research                             -24.53%       N/A           -6.01%
Small Cap Value                       9.98%        N/A           13.18%
Technology                           -43.51%       N/A           -52.93%
Utilities Growth and Income          -27.78%       N/A           -6.45%
Vista                                -38.22%       N/A           -6.91%
Voyager                              -27.87%       N/A           -5.79%
Voyager II                           -35.68%       N/A           -45.63%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -0.88%        N/A            5.21%
Asia Pacific Growth                  -29.39%       N/A           -13.61%
Capital Appreciation                 -19.97%       N/A           -22.45%
Diversified Income                   -3.72%        N/A           -2.51%
The George Putnam Fund of Boston     -6.57%        N/A           -2.35%
Global Asset Allocation              -14.94%       N/A           -5.76%
Global Growth                        -34.77%       N/A           -12.08%
Growth and Income                    -12.96%       N/A           -5.95%
Growth Opportunities                 -36.94%       N/A           -33.52%
Health Sciences                      -25.42%       N/A            3.10%
High Yield                           -3.59%        N/A           -5.36%
Income                               -0.18%        N/A            1.12%
International Growth                 -26.23%       N/A           -1.86%
International Growth and Income      -26.41%       N/A           -7.72%
International New Opportunities      -33.75%       N/A           -11.21%
Investors                            -30.11%       N/A           -13.33%
Money Market                         -3.43%        N/A            0.89%
New Opportunities                    -35.12%       N/A           -10.56%
New Value                            -3.90%        N/A            0.72%
OTC & Emerging Growth                -49.63%       N/A           -23.98%
Research                             -24.57%       N/A           -6.06%
Small Cap Value                       9.93%        N/A           13.13%
Technology                           -43.54%       N/A           -52.95%
Utilities Growth and Income          -27.82%       N/A           -6.49%
Vista                                -38.25%       N/A           -6.96%
Voyager                              -27.90%       N/A           -5.84%
Voyager II                           -35.72%       N/A           -45.66%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -1.03%        N/A            5.05%
Asia Pacific Growth                  -29.50%       N/A           -13.74%
Capital Appreciation                 -20.09%       N/A           -22.56%
Diversified Income                   -3.86%        N/A           -2.65%
The George Putnam Fund of Boston     -6.71%        N/A           -2.50%
Global Asset Allocation              -15.06%       N/A           -5.90%
Global Growth                        -34.87%       N/A           -12.21%
Growth and Income                    -13.09%       N/A           -6.09%
Growth Opportunities                 -37.04%       N/A           -33.62%
Health Sciences                      -25.54%       N/A            2.95%
High Yield                           -3.73%        N/A           -5.51%
Income                               -0.34%        N/A            0.96%
International Growth                 -26.34%       N/A           -2.01%
International Growth and Income      -26.52%       N/A           -7.85%
International New Opportunities      -33.85%       N/A           -11.34%
Investors                            -30.22%       N/A           -13.46%
Money Market                         -3.57%        N/A            0.74%
New Opportunities                    -35.21%       N/A           -10.69%
New Value                            -4.04%        N/A            0.57%
OTC & Emerging Growth                -49.71%       N/A           -24.10%
Research                             -24.68%       N/A           -6.20%
Small Cap Value                       9.76%        N/A           12.96%
Technology                           -43.63%       N/A           -53.02%
Utilities Growth and Income          -27.93%       N/A           -6.63%
Vista                                -38.35%       N/A           -7.10%
Voyager                              -28.01%       N/A           -5.98%
Voyager II                           -35.81%       N/A           -45.74%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -1.03%        N/A            5.05%
Asia Pacific Growth                  -29.50%       N/A           -13.74%
Capital Appreciation                 -20.09%       N/A           -22.56%
Diversified Income                   -3.86%        N/A           -2.65%
The George Putnam Fund of Boston     -6.71%        N/A           -2.50%
Global Asset Allocation              -15.06%       N/A           -5.90%
Global Growth                        -34.87%       N/A           -12.21%
Growth and Income                    -13.09%       N/A           -6.09%
Growth Opportunities                 -37.04%       N/A           -33.62%
Health Sciences                      -25.54%       N/A            2.95%
High Yield                           -3.73%        N/A           -5.51%
Income                               -0.34%        N/A            0.96%
International Growth                 -26.34%       N/A           -2.01%
International Growth and Income      -26.52%       N/A           -7.85%
International New Opportunities      -33.85%       N/A           -11.34%
Investors                            -30.22%       N/A           -13.46%
Money Market                         -3.57%        N/A            0.74%
New Opportunities                    -35.21%       N/A           -10.69%
New Value                            -4.04%        N/A            0.57%
OTC & Emerging Growth                -49.71%       N/A           -24.10%
Research                             -24.68%       N/A           -6.20%
Small Cap Value                       9.76%        N/A           12.96%
Technology                           -43.63%       N/A           -53.02%
Utilities Growth and Income          -27.93%       N/A           -6.63%
Vista                                -38.35%       N/A           -7.10%
Voyager                              -28.01%       N/A           -5.98%
Voyager II                           -35.81%       N/A           -45.74%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income           -1.18%        N/A            4.89%
Asia Pacific Growth                  -29.60%       N/A           -13.87%
Capital Appreciation                 -20.21%       N/A           -22.68%
Diversified Income                   -4.01%        N/A           -2.80%
The George Putnam Fund of Boston     -6.85%        N/A           -2.64%
Global Asset Allocation              -15.19%       N/A           -6.04%
Global Growth                        -34.96%       N/A           -12.35%
Growth and Income                    -13.22%       N/A           -6.23%
Growth Opportunities                 -37.13%       N/A           -33.72%
Health Sciences                      -25.65%       N/A            2.79%
High Yield                           -3.88%        N/A           -5.65%
Income                               -0.49%        N/A            0.81%
International Growth                 -26.45%       N/A           -2.15%
International Growth and Income      -26.63%       N/A           -7.99%
International New Opportunities      -33.95%       N/A           -11.47%
Investors                            -30.32%       N/A           -13.59%
Money Market                         -3.72%        N/A            0.59%
New Opportunities                    -35.31%       N/A           -10.82%
New Value                            -4.19%        N/A            0.41%
OTC & Emerging Growth                -49.78%       N/A           -24.21%
Research                             -24.80%       N/A           -6.34%
Small Cap Value                       9.60%        N/A           12.79%
Technology                           -43.71%       N/A           -53.09%
Utilities Growth and Income          -28.04%       N/A           -6.77%
Vista                                -38.44%       N/A           -7.24%
Voyager                              -28.12%       N/A           -6.12%
Voyager II                           -35.91%       N/A           -45.83%

Adjusted Historical Total Returns

Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Fund's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Funds' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Growth Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Technology Fund, which commenced operations on June 14,
2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which commenced operations on September 1, 2000. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown as follows:



Variable Sub-Account                      Inception Date of Corresponding Fund
American Government Income                              01/31/00
Asia Pacific Growth                                     05/01/95
Capital Appreciation                                    09/28/00
Diversified Income                                      09/15/93
The George Putnam Fund of Boston                        04/30/98
Global Asset Allocation                                 02/01/88
Global Growth                                           05/01/90
Growth and Income                                       02/01/88
Growth Opportunities                                    01/31/00
Health Sciences                                         04/30/98
High Yield                                              02/01/88
Income                                                  02/01/88
International Growth                                    01/02/97
International Growth and Income                         01/02/97
International New Opportunities                         01/02/97
Investors                                               04/30/98
Money Market                                            02/01/88
New Opportunities                                       05/02/94
New Value                                               01/02/97
OTC & Emerging Growth                                   04/30/98
Research                                                09/29/98
Small Cap Value                                         04/30/99
Technology                                              06/14/00
Utilities Growth and Income                             05/01/92
Vista                                                   01/02/97
Voyager                                                 02/01/88
Voyager II                                              09/29/00


(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection Option or a Retirement Income Guarantee Rider)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception*
American Government Income           -1.62%        N/A            4.44%
Asia Pacific Growth                  -31.65%      -9.50%         -5.97%
Capital Appreciation                 -21.73%       N/A           -24.26%
Diversified Income                   -4.61%       -0.56%          1.99%
The George Putnam Fund of Boston     -7.61%        N/A            0.24%
Global Asset Allocation              -16.43%      3.11%           6.54%
Global Growth                        -37.31%      1.20%           5.65%
Growth and Income                    -14.34%      5.36%           9.63%
Growth Opportunities                 -39.60%       N/A           -34.37%
Health Sciences                      -27.47%       N/A            1.12%
High Yield                           -4.47%       -1.13%          5.13%
Income                               -0.89%       3.22%           4.37%
International Growth                 -28.32%       N/A            6.88%
International Growth and Income      -28.51%       N/A            3.05%
International New Opportunities      -36.24%       N/A           -2.36%
Investors                            -32.41%       N/A           -5.40%
Money Market                         -4.31%       2.13%           2.23%
New Opportunities                    -37.68%      3.39%           9.27%
New Value                            -4.80%        N/A            6.85%
OTC & Emerging Growth                -52.96%       N/A           -16.42%
Research                             -26.57%       N/A            2.63%
Small Cap Value                       9.76%        N/A           13.21%
Technology                           -46.55%       N/A           -50.57%
Utilities Growth and Income          -29.99%      3.15%           6.59%
Vista                                -40.98%       N/A            4.76%
Voyager                              -30.08%      7.40%          10.68%
Voyager II                           -38.31%       N/A           -48.87%



* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Enhanced Beneficiary Protection Option)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -0.53%        N/A            8.61%
Asia Pacific Growth                  -29.05%      -8.71%         -4.47%
Capital Appreciation                 -19.63%       N/A           -18.00%
Diversified Income                   -3.37%       -0.06%          3.17%
The George Putnam Fund of Boston     -6.22%        N/A            2.58%
Global Asset Allocation              -14.59%      3.46%           7.01%
Global Growth                        -34.43%      1.55%           6.12%
Growth and Income                    -12.61%      5.66%          10.09%
Growth Opportunities                 -36.61%       N/A           -28.93%
Health Sciences                      -25.09%       N/A            3.42%
High Yield                           -3.24%       -0.63%          5.60%
Income                                0.17%       3.60%           4.89%
International Growth                 -25.89%       N/A            8.53%
International Growth and Income      -26.07%       N/A            4.77%
International New Opportunities      -33.42%       N/A           -0.52%
Investors                            -29.78%       N/A           -2.96%
Money Market                         -3.08%       2.55%           2.78%
New Opportunities                    -34.78%      3.68%          10.37%
New Value                            -3.55%        N/A            8.54%
OTC & Emerging Growth                -49.31%       N/A           -13.56%
Research                             -24.23%       N/A            5.05%
Small Cap Value                      10.28%        N/A           16.06%
Technology                           -43.21%       N/A           -44.10%
Utilities Growth and Income          -27.48%      3.48%           7.71%
Vista                                -37.92%       N/A            6.42%
Voyager                              -27.57%      7.61%          11.13%
Voyager II                           -35.38%       N/A           -42.29%

* Performance figures have been adjusted to reflect the current charge for the Enhanced Beneficiary Protection Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -0.58%        N/A            8.56%
Asia Pacific Growth                  -29.09%      -8.76%         -4.52%
Capital Appreciation                 -19.67%       N/A           -18.04%
Diversified Income                   -3.42%       -0.11%          3.12%
The George Putnam Fund of Boston     -6.27%        N/A            2.53%
Global Asset Allocation              -14.64%      3.41%           6.96%
Global Growth                        -34.47%      1.50%           6.06%
Growth and Income                    -12.66%      5.60%          10.03%
Growth Opportunities                 -36.64%       N/A           -28.97%
Health Sciences                      -25.12%       N/A            3.36%
High Yield                           -3.29%       -0.68%          5.55%
Income                                0.12%       3.55%           4.84%
International Growth                 -25.93%       N/A            8.47%
International Growth and Income      -26.11%       N/A            4.71%
International New Opportunities      -33.45%       N/A           -0.57%
Investors                            -29.81%       N/A           -3.01%
Money Market                         -3.13%       2.50%           2.73%
New Opportunities                    -34.82%      3.63%          10.32%
New Value                            -3.60%        N/A            8.49%
OTC & Emerging Growth                -49.33%       N/A           -13.60%
Research                             -24.27%       N/A            4.99%
Small Cap Value                      10.23%        N/A           16.00%
Technology                           -43.24%       N/A           -44.13%
Utilities Growth and Income          -27.52%      3.43%           7.65%
Vista                                -37.95%       N/A            6.36%
Voyager                              -27.60%      7.56%          11.07%
Voyager II                           -35.42%       N/A           -42.32%

*Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds under the heading "Adjusted Historical
Total Returns," above. For periods prior to the inception dates of the Funds
(Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -0.73%        N/A            8.39%
Asia Pacific Growth                  -29.20%      -8.90%         -4.66%
Capital Appreciation                 -19.79%       N/A           -18.16%
Diversified Income                   -3.56%       -0.26%          2.96%
The George Putnam Fund of Boston     -6.41%        N/A            2.37%
Global Asset Allocation              -14.76%      3.25%           6.80%
Global Growth                        -34.57%      1.35%           5.90%
Growth and Income                    -12.79%      5.45%           9.87%
Growth Opportunities                 -36.74%       N/A           -29.07%
Health Sciences                      -25.24%       N/A            3.21%
High Yield                           -3.43%       -0.83%          5.39%
Income                               -0.04%       3.40%           4.68%
International Growth                 -26.04%       N/A            8.31%
International Growth and Income      -26.22%       N/A            4.56%
International New Opportunities      -33.55%       N/A           -0.72%
Investors                            -29.92%       N/A           -3.16%
Money Market                         -3.27%       2.35%           2.57%
New Opportunities                    -34.91%      3.48%          10.15%
New Value                            -3.74%        N/A            8.33%
OTC & Emerging Growth                -49.41%       N/A           -13.73%
Research                             -24.38%       N/A            4.84%
Small Cap Value                      10.06%        N/A           15.82%
Technology                           -43.33%       N/A           -44.22%
Utilities Growth and Income          -27.63%      3.27%           7.49%
Vista                                -38.05%       N/A            6.20%
Voyager                              -27.71%      7.39%          10.91%
Voyager II                           -35.51%       N/A           -42.41%

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Enhanced Beneficiary Protection Option)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -0.73%        N/A            8.39%
Asia Pacific Growth                  -29.20%      -8.90%         -4.66%
Capital Appreciation                 -19.79%       N/A           -18.16%
Diversified Income                   -3.56%       -0.26%          2.96%
The George Putnam Fund of Boston     -6.41%        N/A            2.37%
Global Asset Allocation              -14.76%      3.25%           6.80%
Global Growth                        -34.57%      1.35%           5.90%
Growth and Income                    -12.79%      5.45%           9.87%
Growth Opportunities                 -36.74%       N/A           -29.07%
Health Sciences                      -25.24%       N/A            3.21%
High Yield                           -3.43%       -0.83%          5.39%
Income                               -0.04%       3.40%           4.68%
International Growth                 -26.04%       N/A            8.31%
International Growth and Income      -26.22%       N/A            4.56%
International New Opportunities      -33.55%       N/A           -0.72%
Investors                            -29.92%       N/A           -3.16%
Money Market                         -3.27%       2.35%           2.57%
New Opportunities                    -34.91%      3.48%          10.15%
New Value                            -3.74%        N/A            8.33%
OTC & Emerging Growth                -49.41%       N/A           -13.73%
Research                             -24.38%       N/A            4.84%
Small Cap Value                      10.06%        N/A           15.82%
Technology                           -43.33%       N/A           -44.22%
Utilities Growth and Income          -27.63%      3.27%           7.49%
Vista                                -38.05%       N/A            6.20%
Voyager                              -27.71%      7.39%          10.91%
Voyager II                           -35.51%       N/A           -42.41%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection
Option as if those features had been available throughout the periods shown.


** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Enhanced Beneficiary Protection Option)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -0.88%        N/A            8.23%
Asia Pacific Growth                  -29.30%      -9.03%         -4.80%
Capital Appreciation                 -19.91%       N/A           -18.29%
Diversified Income                   -3.71%       -0.41%          2.81%
The George Putnam Fund of Boston     -6.55%        N/A            2.22%
Global Asset Allocation              -14.89%      3.10%           6.64%
Global Growth                        -34.66%      1.20%           5.75%
Growth and Income                    -12.92%      5.29%           9.70%
Growth Opportunities                 -36.83%       N/A           -29.18%
Health Sciences                      -25.35%       N/A            3.06%
High Yield                           -3.58%       -0.98%          5.23%
Income                               -0.19%       3.24%           4.52%
International Growth                 -26.15%       N/A            8.15%
International Growth and Income      -26.33%       N/A            4.40%
International New Opportunities      -33.65%       N/A           -0.87%
Investors                            -30.02%       N/A           -3.30%
Money Market                         -3.42%       2.19%           2.42%
New Opportunities                    -35.01%      3.32%           9.99%
New Value                            -3.89%        N/A            8.16%
OTC & Emerging Growth                -49.48%       N/A           -13.86%
Research                             -24.50%       N/A            4.68%
Small Cap Value                       9.90%        N/A           15.65%
Technology                           -43.41%       N/A           -44.30%
Utilities Growth and Income          -27.74%      3.12%           7.33%
Vista                                -38.14%       N/A            6.05%
Voyager                              -27.82%      7.23%          10.74%
Voyager II                           -35.61%       N/A           -42.49%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection
Option as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With Retirement Income Guarantee Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -0.68%        N/A            8.48%
Asia Pacific Growth                  -29.25%      -8.91%         -4.63%
Capital Appreciation                 -19.81%       N/A           -18.34%
Diversified Income                   -3.52%       -0.22%          3.04%
The George Putnam Fund of Boston     -6.38%        N/A            2.42%
Global Asset Allocation              -14.76%      3.37%           6.96%
Global Growth                        -34.63%      1.48%           6.07%
Growth and Income                    -12.78%      5.57%          10.06%
Growth Opportunities                 -36.81%       N/A           -29.18%
Health Sciences                      -25.27%       N/A            3.28%
High Yield                           -3.39%       -0.78%          5.55%
Income                                0.02%       3.47%           4.80%
International Growth                 -26.08%       N/A            8.48%
International Growth and Income      -26.26%       N/A            4.69%
International New Opportunities      -33.62%       N/A           -0.62%
Investors                            -29.97%       N/A           -3.10%
Money Market                         -3.23%       2.41%           2.65%
New Opportunities                    -34.98%      3.63%          10.36%
New Value                            -3.70%        N/A            8.45%
OTC & Emerging Growth                -49.53%       N/A           -13.71%
Research                             -24.41%       N/A            4.91%
Small Cap Value                      10.15%        N/A           15.91%
Technology                           -43.43%       N/A           -44.45%
Utilities Growth and Income          -27.67%      3.40%           7.66%
Vista                                -38.13%       N/A            6.37%
Voyager                              -27.76%      7.56%          11.12%
Voyager II                           -35.58%       N/A           -42.67%

* Performance figures have been adjusted to reflect the current charge for Retirement Income Guarantee Rider 2 as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that Income Base B applied, that there were no additional purchase payments or withdrawals, and that the Contract Issue Date coincided with the inception date of the Fund (Class IA shares).

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -0.83%        N/A            8.31%
Asia Pacific Growth                  -29.35%      -9.05%         -4.78%
Capital Appreciation                 -19.93%       N/A           -18.46%
Diversified Income                   -3.67%       -0.37%          2.88%
The George Putnam Fund of Boston     -6.52%        N/A            2.26%
Global Asset Allocation              -14.89%      3.21%           6.80%
Global Growth                        -34.73%      1.33%           5.91%
Growth and Income                    -12.91%      5.41%           9.89%
Growth Opportunities                 -36.91%       N/A           -29.29%
Health Sciences                      -25.39%       N/A            3.12%
High Yield                           -3.54%       -0.93%          5.39%
Income                               -0.13%       3.32%           4.64%
International Growth                 -26.19%       N/A            8.31%
International Growth and Income      -26.37%       N/A            4.54%
International New Opportunities      -33.72%       N/A           -0.77%
Investors                            -30.08%       N/A           -3.24%
Money Market                         -3.38%       2.26%           2.50%
New Opportunities                    -35.08%      3.47%          10.20%
New Value                            -3.85%        N/A            8.29%
OTC & Emerging Growth                -49.61%       N/A           -13.85%
Research                             -24.53%       N/A            4.75%
Small Cap Value                       9.98%        N/A           15.74%
Technology                           -43.51%       N/A           -44.53%
Utilities Growth and Income          -27.78%      3.24%           7.50%
Vista                                -38.22%       N/A            6.21%
Voyager                              -27.87%      7.40%          10.95%
Voyager II                           -35.68%       N/A           -42.75%

* Performance figures have been adjusted to reflect the current charges for the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
     Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares, adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Retirement Income Guarantee Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -0.88%        N/A            8.26%
Asia Pacific Growth                  -29.39%      -9.09%         -4.82%
Capital Appreciation                 -19.97%       N/A           -18.51%
Diversified Income                   -3.72%       -0.42%          2.83%
The George Putnam Fund of Boston     -6.57%        N/A            2.21%
Global Asset Allocation              -14.94%      3.16%           6.75%
Global Growth                        -34.77%      1.28%           5.86%
Growth and Income                    -12.96%      5.36%           9.84%
Growth Opportunities                 -36.94%       N/A           -29.33%
Health Sciences                      -25.42%       N/A            3.07%
High Yield                           -3.59%       -0.98%          5.34%
Income                               -0.18%       3.26%           4.59%
International Growth                 -26.23%       N/A            8.26%
International Growth and Income      -26.41%       N/A            4.48%
International New Opportunities      -33.75%       N/A           -0.82%
Investors                            -30.11%       N/A           -3.29%
Money Market                         -3.43%       2.21%           2.44%
New Opportunities                    -35.12%      3.42%          10.14%
New Value                            -3.90%        N/A            8.24%
OTC & Emerging Growth                -49.63%       N/A           -13.89%
Research                             -24.57%       N/A            4.70%
Small Cap Value                       9.93%        N/A           15.68%
Technology                           -43.54%       N/A           -44.56%
Utilities Growth and Income          -27.82%      3.19%           7.44%
Vista                                -38.25%       N/A            6.16%
Voyager                              -27.90%      7.35%          10.89%
Voyager II                           -35.72%       N/A           -42.78%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Retirement Income
     Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Retirement Income Guarantee Rider 2)*
                                                             10 Year or Since
Variable Sub-Account                  1 Year       5 Year       Inception**
American Government Income            -1.03%        N/A            8.10%
Asia Pacific Growth                   -29.50%      -9.23%         -4.97%
Capital Appreciation                  -20.09%       N/A           -18.63%
Diversified Income                    -3.86%       -0.57%          2.67%
The George Putnam Fund of Boston      -6.71%        N/A            2.06%
Global Asset Allocation               -15.06%      3.00%           6.59%
Global Growth                         -34.87%      1.12%           5.70%
Growth and Income                     -13.09%      5.20%           9.67%
Growth Opportunities                  -37.04%       N/A           -29.43%
Health Sciences                       -25.54%       N/A            2.91%
High Yield                            -3.73%       -1.13%          5.18%
Income                                -0.34%       3.11%           4.43%
International Growth                  -26.34%       N/A            8.10%
International Growth and Income       -26.52%       N/A            4.33%
International New Opportunities       -33.85%       N/A           -0.97%
Investors                             -30.22%       N/A           -3.44%
Money Market                          -3.57%       2.05%           2.29%
New Opportunities                     -35.21%      3.26%           9.97%
New Value                             -4.04%        N/A            8.07%
OTC & Emerging Growth                 -49.71%       N/A           -14.02%
Research                              -24.68%       N/A            4.54%
Small Cap Value                        9.76%        N/A           15.51%
Technology                            -43.63%       N/A           -44.64%
Utilities Growth and Income           -27.93%      3.03%           7.28%
Vista                                 -38.35%       N/A            6.00%
Voyager                               -28.01%      7.19%          10.73%
Voyager II                            -35.81%       N/A           -42.87%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Retirement Income
     Guarantee Rider 2 as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -1.03%        N/A            8.10%
Asia Pacific Growth                  -29.50%      -9.23%         -4.97%
Capital Appreciation                 -20.09%       N/A           -18.63%
Diversified Income                   -3.86%       -0.57%          2.67%
The George Putnam Fund of Boston     -6.71%        N/A            2.06%
Global Asset Allocation              -15.06%      3.00%           6.59%
Global Growth                        -34.87%      1.12%           5.70%
Growth and Income                    -13.09%      5.20%           9.67%
Growth Opportunities                 -37.04%       N/A           -29.43%
Health Sciences                      -25.54%       N/A            2.91%
High Yield                           -3.73%       -1.13%          5.18%
Income                               -0.34%       3.11%           4.43%
International Growth                 -26.34%       N/A            8.10%
International Growth and Income      -26.52%       N/A            4.33%
International New Opportunities      -33.85%       N/A           -0.97%
Investors                            -30.22%       N/A           -3.44%
Money Market                         -3.57%       2.05%           2.29%
New Opportunities                    -35.21%      3.26%           9.97%
New Value                            -4.04%        N/A            8.07%
OTC & Emerging Growth                -49.71%       N/A           -14.02%
Research                             -24.68%       N/A            4.54%
Small Cap Value                       9.76%        N/A           15.51%
Technology                           -43.63%       N/A           -44.64%
Utilities Growth and Income          -27.93%      3.03%           7.28%
Vista                                -38.35%       N/A            6.00%
Voyager                              -28.01%      7.19%          10.73%
Voyager II                           -35.81%       N/A           -42.87%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option, Enhanced Beneficiary
     Protection Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income           -1.18%        N/A            7.93%
Asia Pacific Growth                  -29.60%      -9.37%         -5.11%
Capital Appreciation                 -20.21%       N/A           -18.75%
Diversified Income                   -4.01%       -0.72%          2.52%
The George Putnam Fund of Boston     -6.85%        N/A            1.90%
Global Asset Allocation              -15.19%      2.85%           6.42%
Global Growth                        -34.96%      0.97%           5.54%
Growth and Income                    -13.22%      5.04%           9.51%
Growth Opportunities                 -37.13%       N/A           -29.54%
Health Sciences                      -25.65%       N/A            2.76%
High Yield                           -3.88%       -1.28%          5.02%
Income                               -0.49%       2.95%           4.27%
International Growth                 -26.45%       N/A            7.93%
International Growth and Income      -26.63%       N/A            4.17%
International New Opportunities      -33.95%       N/A           -1.12%
Investors                            -30.32%       N/A           -3.58%
Money Market                         -3.72%       1.90%           2.13%
New Opportunities                    -35.31%      3.11%           9.81%
New Value                            -4.19%        N/A            7.91%
OTC & Emerging Growth                -49.78%       N/A           -14.15%
Research                             -24.80%       N/A            4.38%
Small Cap Value                       9.60%        N/A           15.33%
Technology                           -43.71%       N/A           -44.73%
Utilities Growth and Income          -28.04%      2.88%           7.12%
Vista                                -38.44%       N/A            5.84%
Voyager                              -28.12%      7.02%          10.56%
Voyager II                           -35.91%       N/A           -42.96%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option, Enhanced Beneficiary
     Protection Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



                                   APPENDIX C

                      PUTNAM ALLSTATE ADVISOR PLUS CONTRACT

Putnam Allstate Advisor Plus Contracts were first offered to the public on February 4, 2000. Contracts with the Earnings Protection Death Benefit Option were first offered to the public on May 1, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable
Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. Where performance returns in the following tables give effect to the Earnings Protection Death
Benefit Option, the performance returns have been adjusted to reflect the current charge for the Option as if the Option had been available throughout the periods shown. These Contract charges include a maximum withdrawal charge of 8% that declines to zero after eight years (not reflected in non-standardized total returns), and total Variable Account annual expenses of:

-           1.60% (without any optional benefit riders), or
-           1.75% with the Enhanced Beneficiary Protection Option, or
- 1.80% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider
            Application Date), or
- 1.95% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider
            Application Date), or
- 1.95% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider
            Application Date) and the Enhanced Beneficiary Protection Option.
- 2.10% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider
            Application Date) and the Enhanced Beneficiary Protection Option.

In addition, where Retirement Income Guarantee Rider 2 is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.30% of the Income Base, assuming Income Base B is in effect and assuming no additional purchase payments or withdrawals.

The standardized total returns shown below also include the 4% credit enhancement available under the Putnam Allstate Advisor Plus Contract.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government
Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000.


(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection Option or Retirement Income Guarantee Rider)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            2.24%        N/A            7.14%
Asia Pacific Growth                  -29.02%       N/A           -13.75%
Capital Appreciation                 -18.69%       N/A           -21.81%
Diversified Income                   -0.86%        N/A           -1.65%
The George Putnam Fund of Boston     -3.99%        N/A           -1.48%
Global Asset Allocation              -13.17%       N/A           -5.17%
Global Growth                        -34.92%       N/A           -12.08%
Growth and Income                    -11.00%       N/A           -5.36%
Growth Opportunities                 -37.31%       N/A           -35.12%
Health Sciences                      -24.68%       N/A            4.32%
High Yield                           -0.72%        N/A           -4.72%
Income                                3.01%        N/A            2.24%
International Growth                 -25.56%       N/A           -1.02%
International Growth and Income      -25.76%       N/A           -7.30%
International New Opportunities      -33.81%       N/A           -11.14%
Investors                            -29.82%       N/A           -13.41%
Money Market                         -0.55%        N/A            1.99%
New Opportunities                    -35.31%       N/A           -10.42%
New Value                            -1.06%        N/A            1.82%
OTC & Emerging Growth                -51.23%       N/A           -25.12%
Research                             -23.74%       N/A           -5.52%
Small Cap Value                      14.10%        N/A           15.03%
Technology                           -44.55%       N/A           -56.05%
Utilities Growth and Income          -27.30%       N/A           -5.97%
Vista                                -38.75%       N/A           -6.52%
Voyager                              -27.40%       N/A           -5.31%
Voyager II                           -35.96%       N/A           -47.34%

 (With the Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            2.08%        N/A            6.97%
Asia Pacific Growth                  -29.14%       N/A           -13.89%
Capital Appreciation                 -18.83%       N/A           -21.94%
Diversified Income                   -1.02%        N/A           -1.81%
The George Putnam Fund of Boston     -4.15%        N/A           -1.63%
Global Asset Allocation              -13.31%       N/A           -5.32%
Global Growth                        -35.03%       N/A           -12.23%
Growth and Income                    -11.15%       N/A           -5.51%
Growth Opportunities                 -37.41%       N/A           -35.23%
Health Sciences                      -24.80%       N/A            4.15%
High Yield                           -0.88%        N/A           -4.88%
Income                                2.84%        N/A            2.08%
International Growth                 -25.68%       N/A           -1.18%
International Growth and Income      -25.88%       N/A           -7.45%
International New Opportunities      -33.92%       N/A           -11.28%
Investors                            -29.93%       N/A           -13.56%
Money Market                         -0.71%        N/A            1.83%
New Opportunities                    -35.41%       N/A           -10.57%
New Value                            -1.22%        N/A            1.66%
OTC & Emerging Growth                -51.31%       N/A           -25.25%
Research                             -23.86%       N/A           -5.67%
Small Cap Value                      13.92%        N/A           14.85%
Technology                           -44.64%       N/A           -56.13%
Utilities Growth and Income          -27.42%       N/A           -6.13%
Vista                                -38.85%       N/A           -6.67%
Voyager                              -27.52%       N/A           -5.46%
Voyager II                           -36.07%       N/A           -47.43%

 (With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            2.03%        N/A            6.91%
Asia Pacific Growth                  -29.18%       N/A           -13.94%
Capital Appreciation                 -18.87%       N/A           -21.98%
Diversified Income                   -1.08%        N/A           -1.86%
The George Putnam Fund of Boston     -4.20%        N/A           -1.69%
Global Asset Allocation              -13.36%       N/A           -5.37%
Global Growth                        -35.07%       N/A           -12.27%
Growth and Income                    -11.19%       N/A           -5.56%
Growth Opportunities                 -37.45%       N/A           -35.27%
Health Sciences                      -24.84%       N/A            4.10%
High Yield                           -0.94%        N/A           -4.93%
Income                                2.79%        N/A            2.02%
International Growth                 -25.72%       N/A           -1.23%
International Growth and Income      -25.92%       N/A           -7.50%
International New Opportunities      -33.96%       N/A           -11.33%
Investors                            -29.97%       N/A           -13.60%
Money Market                         -0.76%        N/A            1.77%
New Opportunities                    -35.45%       N/A           -10.62%
New Value                            -1.28%        N/A            1.61%
OTC & Emerging Growth                -51.34%       N/A           -25.29%
Research                             -23.90%       N/A           -5.72%
Small Cap Value                      13.86%        N/A           14.79%
Technology                           -44.67%       N/A           -56.16%
Utilities Growth and Income          -27.46%       N/A           -6.18%
Vista                                -38.89%       N/A           -6.73%
Voyager                              -27.55%       N/A           -5.51%
Voyager II                           -36.11%       N/A           -47.46%

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
                                                                                                  10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            1.86%        N/A            6.74%
Asia Pacific Growth                  -29.30%       N/A           -14.08%
Capital Appreciation                 -19.00%       N/A           -22.11%
Diversified Income                   -1.24%        N/A           -2.02%
The George Putnam Fund of Boston     -4.36%        N/A           -1.84%
Global Asset Allocation              -13.50%       N/A           -5.53%
Global Growth                        -35.18%       N/A           -12.42%
Growth and Income                    -11.34%       N/A           -5.71%
Growth Opportunities                 -37.55%       N/A           -35.38%
Health Sciences                      -24.96%       N/A            3.93%
High Yield                           -1.10%        N/A           -5.08%
Income                                2.62%        N/A            1.86%
International Growth                 -25.84%       N/A           -1.39%
International Growth and Income      -26.04%       N/A           -7.65%
International New Opportunities      -34.07%       N/A           -11.48%
Investors                            -30.09%       N/A           -13.75%
Money Market                         -0.92%        N/A            1.61%
New Opportunities                    -35.56%       N/A           -10.77%
New Value                            -1.44%        N/A            1.44%
OTC & Emerging Growth                -51.42%       N/A           -25.42%
Research                             -24.03%       N/A           -5.87%
Small Cap Value                      13.67%        N/A           14.61%
Technology                           -44.77%       N/A           -56.24%
Utilities Growth and Income          -27.58%       N/A           -6.33%
Vista                                -38.99%       N/A           -6.88%
Voyager                              -27.67%       N/A           -5.66%
Voyager II                           -36.21%       N/A           -47.56%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            1.86%        N/A            6.74%
Asia Pacific Growth                  -29.30%       N/A           -14.08%
Capital Appreciation                 -19.00%       N/A           -22.11%
Diversified Income                   -1.24%        N/A           -2.02%
The George Putnam Fund of Boston     -4.36%        N/A           -1.84%
Global Asset Allocation              -13.50%       N/A           -5.53%
Global Growth                        -35.18%       N/A           -12.42%
Growth and Income                    -11.34%       N/A           -5.71%
Growth Opportunities                 -37.55%       N/A           -35.38%
Health Sciences                      -24.96%       N/A            3.93%
High Yield                           -1.10%        N/A           -5.08%
Income                                2.62%        N/A            1.86%
International Growth                 -25.84%       N/A           -1.39%
International Growth and Income      -26.04%       N/A           -7.65%
International New Opportunities      -34.07%       N/A           -11.48%
Investors                            -30.09%       N/A           -13.75%
Money Market                         -0.92%        N/A            1.61%
New Opportunities                    -35.56%       N/A           -10.77%
New Value                            -1.44%        N/A            1.44%
OTC & Emerging Growth                -51.42%       N/A           -25.42%
Research                             -24.03%       N/A           -5.87%
Small Cap Value                      13.67%        N/A           14.61%
Technology                           -44.77%       N/A           -56.24%
Utilities Growth and Income          -27.58%       N/A           -6.33%
Vista                                -38.99%       N/A           -6.88%
Voyager                              -27.67%       N/A           -5.66%
Voyager II                           -36.21%       N/A           -47.56%

 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Enhanced Beneficiary Protection Option)
                                                             10 Year or Since
Variable Sub-Account                  1 Year       5 Year        Inception
American Government Income             1.70%        N/A            6.57%
Asia Pacific Growth                   -29.42%       N/A           -14.22%
Capital Appreciation                  -19.14%       N/A           -22.24%
Diversified Income                    -1.40%        N/A           -2.17%
The George Putnam Fund of Boston      -4.51%        N/A           -2.00%
Global Asset Allocation               -13.64%       N/A           -5.68%
Global Growth                         -35.28%       N/A           -12.56%
Growth and Income                     -11.48%       N/A           -5.86%
Growth Opportunities                  -37.66%       N/A           -35.49%
Health Sciences                       -25.09%       N/A            3.77%
High Yield                            -1.26%        N/A           -5.23%
Income                                 2.46%        N/A            1.70%
International Growth                  -25.96%       N/A           -1.55%
International Growth and Income       -26.16%       N/A           -7.80%
International New Opportunities       -34.18%       N/A           -11.62%
Investors                             -30.20%       N/A           -13.89%
Money Market                          -1.08%        N/A            1.45%
New Opportunities                     -35.67%       N/A           -10.91%
New Value                             -1.59%        N/A            1.28%
OTC & Emerging Growth                 -51.51%       N/A           -25.55%
Research                              -24.15%       N/A           -6.03%
Small Cap Value                       13.49%        N/A           14.43%
Technology                            -44.86%       N/A           -56.32%
Utilities Growth and Income           -27.70%       N/A           -6.48%
Vista                                 -39.09%       N/A           -7.03%
Voyager                               -27.79%       N/A           -5.82%
Voyager II                            -36.32%       N/A           -47.65%

(With Retirement Income Guarantee Rider 2)
                                                                                                  10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            1.94%        N/A            6.83%
Asia Pacific Growth                  -29.32%       N/A           -14.06%
Capital Appreciation                 -18.99%       N/A           -22.28%
Diversified Income                   -1.16%        N/A           -2.00%
The George Putnam Fund of Boston     -4.29%        N/A           -1.83%
Global Asset Allocation              -13.47%       N/A           -5.51%
Global Growth                        -35.22%       N/A           -12.39%
Growth and Income                    -11.30%       N/A           -5.71%
Growth Opportunities                 -37.61%       N/A           -35.51%
Health Sciences                      -24.98%       N/A            4.02%
High Yield                           -1.02%        N/A           -5.08%
Income                                2.71%        N/A            1.89%
International Growth                 -25.86%       N/A           -1.31%
International Growth and Income      -26.06%       N/A           -7.63%
International New Opportunities      -34.11%       N/A           -11.43%
Investors                            -30.12%       N/A           -13.75%
Money Market                         -0.85%        N/A            1.65%
New Opportunities                    -35.61%       N/A           -10.72%
New Value                            -1.36%        N/A            1.47%
OTC & Emerging Growth                -51.53%       N/A           -25.55%
Research                             -24.04%       N/A           -5.83%
Small Cap Value                      13.80%        N/A           14.71%
Technology                           -44.85%       N/A           -56.53%
Utilities Growth and Income          -27.60%       N/A           -6.30%
Vista                                -39.05%       N/A           -6.81%
Voyager                              -27.70%       N/A           -5.60%
Voyager II                           -36.26%       N/A           -47.82%

(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            1.78%        N/A            6.66%
Asia Pacific Growth                  -29.44%       N/A           -14.20%
Capital Appreciation                 -19.13%       N/A           -22.41%
Diversified Income                   -1.32%        N/A           -2.16%
The George Putnam Fund of Boston     -4.45%        N/A           -1.99%
Global Asset Allocation              -13.61%       N/A           -5.66%
Global Growth                        -35.33%       N/A           -12.53%
Growth and Income                    -11.45%       N/A           -5.87%
Growth Opportunities                 -37.71%       N/A           -35.62%
Health Sciences                      -25.10%       N/A            3.85%
High Yield                           -1.18%        N/A           -5.24%
Income                                2.54%        N/A            1.73%
International Growth                 -25.98%       N/A           -1.46%
International Growth and Income      -26.18%       N/A           -7.78%
International New Opportunities      -34.22%       N/A           -11.57%
Investors                            -30.23%       N/A           -13.89%
Money Market                         -1.01%        N/A            1.49%
New Opportunities                    -35.71%       N/A           -10.87%
New Value                            -1.52%        N/A            1.31%
OTC & Emerging Growth                -51.61%       N/A           -25.68%
Research                             -24.16%       N/A           -5.99%
Small Cap Value                      13.62%        N/A           14.53%
Technology                           -44.94%       N/A           -56.61%
Utilities Growth and Income          -27.72%       N/A           -6.46%
Vista                                -39.15%       N/A           -6.96%
Voyager                              -27.82%       N/A           -5.76%
Voyager II                           -36.37%       N/A           -47.91%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            1.73%        N/A            6.61%
Asia Pacific Growth                  -29.48%       N/A           -14.25%
Capital Appreciation                 -19.17%       N/A           -22.45%
Diversified Income                   -1.38%        N/A           -2.21%
The George Putnam Fund of Boston     -4.50%        N/A           -2.04%
Global Asset Allocation              -13.66%       N/A           -5.71%
Global Growth                        -35.37%       N/A           -12.58%
Growth and Income                    -11.49%       N/A           -5.92%
Growth Opportunities                 -37.75%       N/A           -35.66%
Health Sciences                      -25.14%       N/A            3.80%
High Yield                           -1.24%        N/A           -5.29%
Income                                2.49%        N/A            1.68%
International Growth                 -26.02%       N/A           -1.52%
International Growth and Income      -26.22%       N/A           -7.83%
International New Opportunities      -34.26%       N/A           -11.62%
Investors                            -30.27%       N/A           -13.94%
Money Market                         -1.06%        N/A            1.44%
New Opportunities                    -35.75%       N/A           -10.92%
New Value                            -1.58%        N/A            1.25%
OTC & Emerging Growth                -51.64%       N/A           -25.73%
Research                             -24.20%       N/A           -6.04%
Small Cap Value                      13.56%        N/A           14.47%
Technology                           -44.97%       N/A           -56.64%
Utilities Growth and Income          -27.76%       N/A           -6.51%
Vista                                -39.19%       N/A           -7.01%
Voyager                              -27.85%       N/A           -5.81%
Voyager II                           -36.41%       N/A           -47.94%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            1.56%        N/A            6.44%
Asia Pacific Growth                  -29.60%       N/A           -14.39%
Capital Appreciation                 -19.30%       N/A           -22.58%
Diversified Income                   -1.54%        N/A           -2.37%
The George Putnam Fund of Boston     -4.66%        N/A           -2.20%
Global Asset Allocation              -13.80%       N/A           -5.87%
Global Growth                        -35.48%       N/A           -12.72%
Growth and Income                    -11.64%       N/A           -6.07%
Growth Opportunities                 -37.85%       N/A           -35.77%
Health Sciences                      -25.26%       N/A            3.63%
High Yield                           -1.40%        N/A           -5.44%
Income                                2.32%        N/A            1.51%
International Growth                 -26.14%       N/A           -1.68%
International Growth and Income      -26.34%       N/A           -7.98%
International New Opportunities      -34.37%       N/A           -11.77%
Investors                            -30.39%       N/A           -14.08%
Money Market                         -1.22%        N/A            1.27%
New Opportunities                    -35.86%       N/A           -11.06%
New Value                            -1.74%        N/A            1.09%
OTC & Emerging Growth                -51.72%       N/A           -25.86%
Research                             -24.33%       N/A           -6.19%
Small Cap Value                      13.37%        N/A           14.29%
Technology                           -45.07%       N/A           -56.72%
Utilities Growth and Income          -27.88%       N/A           -6.66%
Vista                                -39.29%       N/A           -7.16%
Voyager                              -27.97%       N/A           -5.96%
Voyager II                           -36.51%       N/A           -48.03%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            1.56%        N/A            6.44%
Asia Pacific Growth                  -29.60%       N/A           -14.39%
Capital Appreciation                 -19.30%       N/A           -22.58%
Diversified Income                   -1.54%        N/A           -2.37%
The George Putnam Fund of Boston     -4.66%        N/A           -2.20%
Global Asset Allocation              -13.80%       N/A           -5.87%
Global Growth                        -35.48%       N/A           -12.72%
Growth and Income                    -11.64%       N/A           -6.07%
Growth Opportunities                 -37.85%       N/A           -35.77%
Health Sciences                      -25.26%       N/A            3.63%
High Yield                           -1.40%        N/A           -5.44%
Income                                2.32%        N/A            1.51%
International Growth                 -26.14%       N/A           -1.68%
International Growth and Income      -26.34%       N/A           -7.98%
International New Opportunities      -34.37%       N/A           -11.77%
Investors                            -30.39%       N/A           -14.08%
Money Market                         -1.22%        N/A            1.27%
New Opportunities                    -35.86%       N/A           -11.06%
New Value                            -1.74%        N/A            1.09%
OTC & Emerging Growth                -51.72%       N/A           -25.86%
Research                             -24.33%       N/A           -6.19%
Small Cap Value                      13.37%        N/A           14.29%
Technology                           -45.07%       N/A           -56.72%
Utilities Growth and Income          -27.88%       N/A           -6.66%
Vista                                -39.29%       N/A           -7.16%
Voyager                              -27.97%       N/A           -5.96%
Voyager II                           -36.51%       N/A           -48.03%

 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            1.40%        N/A            6.27%
Asia Pacific Growth                  -29.72%       N/A           -14.53%
Capital Appreciation                 -19.44%       N/A           -22.71%
Diversified Income                   -1.70%        N/A           -2.52%
The George Putnam Fund of Boston     -4.81%        N/A           -2.36%
Global Asset Allocation              -13.94%       N/A           -6.02%
Global Growth                        -35.58%       N/A           -12.87%
Growth and Income                    -11.78%       N/A           -6.22%
Growth Opportunities                 -37.96%       N/A           -35.88%
Health Sciences                      -25.39%       N/A            3.47%
High Yield                           -1.56%        N/A           -5.59%
Income                                2.16%        N/A            1.35%
International Growth                 -26.26%       N/A           -1.83%
International Growth and Income      -26.46%       N/A           -8.13%
International New Opportunities      -34.48%       N/A           -11.91%
Investors                            -30.50%       N/A           -14.23%
Money Market                         -1.38%        N/A            1.11%
New Opportunities                    -35.97%       N/A           -11.21%
New Value                            -1.89%        N/A            0.93%
OTC & Emerging Growth                -51.81%       N/A           -25.99%
Research                             -24.45%       N/A           -6.34%
Small Cap Value                      13.19%        N/A           14.11%
Technology                           -45.16%       N/A           -56.80%
Utilities Growth and Income          -28.00%       N/A           -6.81%
Vista                                -39.39%       N/A           -7.32%
Voyager                              -28.09%       N/A           -6.11%
Voyager II                           -36.62%       N/A           -48.12%



Non-Standardized Total Returns

Set out below are the non-standardized total returns for each Variable
Sub-Account since its inception through December 31, 2001. All of the Variable
Sub-Accounts commenced operations on April 30, 1999 except for the Putnam
American Government Income and Putnam Growth Opportunities Variable
Sub-Accounts, which commenced operations on February 4, 2000, the Putnam
Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciaiton and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown below do not include the 4% credit enhancement available under the Putnam Allstate Advisor Plus Contract or the withdrawal charge that may be imposed under the Contract.


(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection Option or Retirement Income Guarantee Rider)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.85%        N/A            8.19%
Asia Pacific Growth                  -25.22%       N/A           -11.89%
Capital Appreciation                 -15.28%       N/A           -18.67%
Diversified Income                    1.86%        N/A           -0.56%
The George Putnam Fund of Boston     -1.15%        N/A           -0.40%
Global Asset Allocation              -9.97%        N/A           -3.88%
Global Growth                        -30.89%       N/A           -10.34%
Growth and Income                    -7.89%        N/A           -4.05%
Growth Opportunities                 -33.18%       N/A           -31.44%
Health Sciences                      -21.03%       N/A            5.09%
High Yield                            2.00%        N/A           -3.46%
Income                                5.58%        N/A            3.12%
International Growth                 -21.88%       N/A            0.03%
International Growth and Income      -22.07%       N/A           -5.88%
International New Opportunities      -29.82%       N/A           -9.46%
Investors                            -25.98%       N/A           -11.58%
Money Market                          2.16%        N/A            2.88%
New Opportunities                    -31.26%       N/A           -8.80%
New Value                             1.67%        N/A            2.72%
OTC & Emerging Growth                -46.57%       N/A           -22.32%
Research                             -20.13%       N/A           -4.20%
Small Cap Value                      16.25%        N/A           15.31%
Technology                           -40.14%       N/A           -50.81%
Utilities Growth and Income          -23.56%       N/A           -4.63%
Vista                                -34.57%       N/A           -5.15%
Voyager                              -23.65%       N/A           -4.01%
Voyager II                           -31.89%       N/A           -42.87%

 (With the Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.69%        N/A            8.03%
Asia Pacific Growth                  -25.33%       N/A           -12.02%
Capital Appreciation                 -15.41%       N/A           -18.79%
Diversified Income                    1.71%        N/A           -0.71%
The George Putnam Fund of Boston     -1.30%        N/A           -0.54%
Global Asset Allocation              -10.11%       N/A           -4.02%
Global Growth                        -30.99%       N/A           -10.48%
Growth and Income                    -8.03%        N/A           -4.19%
Growth Opportunities                 -33.28%       N/A           -31.55%
Health Sciences                      -21.15%       N/A            4.94%
High Yield                            1.84%        N/A           -3.60%
Income                                5.43%        N/A            2.96%
International Growth                 -22.00%       N/A           -0.12%
International Growth and Income      -22.19%       N/A           -6.02%
International New Opportunities      -29.92%       N/A           -9.60%
Investors                            -26.09%       N/A           -11.71%
Money Market                          2.01%        N/A            2.73%
New Opportunities                    -31.36%       N/A           -8.93%
New Value                             1.52%        N/A            2.57%
OTC & Emerging Growth                -46.65%       N/A           -22.43%
Research                             -20.25%       N/A           -4.35%
Small Cap Value                      16.07%        N/A           15.13%
Technology                           -40.23%       N/A           -50.89%
Utilities Growth and Income          -23.68%       N/A           -4.77%
Vista                                -34.67%       N/A           -5.29%
Voyager                              -23.76%       N/A           -4.15%
Voyager II                           -31.99%       N/A           -42.96%

 (With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.64%        N/A            7.98%
Asia Pacific Growth                  -25.37%       N/A           -12.07%
Capital Appreciation                 -15.45%       N/A           -18.83%
Diversified Income                    1.66%        N/A           -0.76%
The George Putnam Fund of Boston     -1.35%        N/A           -0.59%
Global Asset Allocation              -10.15%       N/A           -4.07%
Global Growth                        -31.03%       N/A           -10.52%
Growth and Income                    -8.07%        N/A           -4.24%
Growth Opportunities                 -33.31%       N/A           -31.58%
Health Sciences                      -21.19%       N/A            4.88%
High Yield                            1.79%        N/A           -3.65%
Income                                5.37%        N/A            2.91%
International Growth                 -22.04%       N/A           -0.17%
International Growth and Income      -22.23%       N/A           -6.07%
International New Opportunities      -29.96%       N/A           -9.64%
Investors                            -26.13%       N/A           -11.76%
Money Market                          1.96%        N/A            2.68%
New Opportunities                    -31.39%       N/A           -8.98%
New Value                             1.46%        N/A            2.52%
OTC & Emerging Growth                -46.67%       N/A           -22.47%
Research                             -20.29%       N/A           -4.39%
Small Cap Value                      16.02%        N/A           15.08%
Technology                           -40.26%       N/A           -50.91%
Utilities Growth and Income          -23.71%       N/A           -4.82%
Vista                                -34.70%       N/A           -5.34%
Voyager                              -23.80%       N/A           -4.20%
Voyager II                           -32.03%       N/A           -42.98%

 (With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.48%        N/A            7.82%
Asia Pacific Growth                  -25.48%       N/A           -12.20%
Capital Appreciation                 -15.58%       N/A           -18.95%
Diversified Income                    1.50%        N/A           -0.91%
The George Putnam Fund of Boston     -1.50%        N/A           -0.74%
Global Asset Allocation              -10.29%       N/A           -4.21%
Global Growth                        -31.13%       N/A           -10.66%
Growth and Income                    -8.21%        N/A           -4.39%
Growth Opportunities                 -33.41%       N/A           -31.68%
Health Sciences                      -21.31%       N/A            4.73%
High Yield                            1.64%        N/A           -3.79%
Income                                5.21%        N/A            2.76%
International Growth                 -22.16%       N/A           -0.32%
International Growth and Income      -22.35%       N/A           -6.21%
International New Opportunities      -30.06%       N/A           -9.78%
Investors                            -26.24%       N/A           -11.89%
Money Market                          1.80%        N/A            2.52%
New Opportunities                    -31.50%       N/A           -9.12%
New Value                             1.31%        N/A            2.37%
OTC & Emerging Growth                -46.75%       N/A           -22.59%
Research                             -20.41%       N/A           -4.54%
Small Cap Value                      15.84%        N/A           14.90%
Technology                           -40.35%       N/A           -50.99%
Utilities Growth and Income          -23.83%       N/A           -4.96%
Vista                                -34.80%       N/A           -5.48%
Voyager                              -23.92%       N/A           -4.34%
Voyager II                           -32.13%       N/A           -43.07%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.48%        N/A            7.82%
Asia Pacific Growth                  -25.48%       N/A           -12.20%
Capital Appreciation                 -15.58%       N/A           -18.95%
Diversified Income                    1.50%        N/A           -0.91%
The George Putnam Fund of Boston     -1.50%        N/A           -0.74%
Global Asset Allocation              -10.29%       N/A           -4.21%
Global Growth                        -31.13%       N/A           -10.66%
Growth and Income                    -8.21%        N/A           -4.39%
Growth Opportunities                 -33.41%       N/A           -31.68%
Health Sciences                      -21.31%       N/A            4.73%
High Yield                            1.64%        N/A           -3.79%
Income                                5.21%        N/A            2.76%
International Growth                 -22.16%       N/A           -0.32%
International Growth and Income      -22.35%       N/A           -6.21%
International New Opportunities      -30.06%       N/A           -9.78%
Investors                            -26.24%       N/A           -11.89%
Money Market                          1.80%        N/A            2.52%
New Opportunities                    -31.50%       N/A           -9.12%
New Value                             1.31%        N/A            2.37%
OTC & Emerging Growth                -46.75%       N/A           -22.59%
Research                             -20.41%       N/A           -4.54%
Small Cap Value                      15.84%        N/A           14.90%
Technology                           -40.35%       N/A           -50.99%
Utilities Growth and Income          -23.83%       N/A           -4.96%
Vista                                -34.80%       N/A           -5.48%
Voyager                              -23.92%       N/A           -4.34%
Voyager II                           -32.13%       N/A           -43.07%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.33%        N/A            7.65%
Asia Pacific Growth                  -25.59%       N/A           -12.33%
Capital Appreciation                 -15.71%       N/A           -19.07%
Diversified Income                    1.35%        N/A           -1.06%
The George Putnam Fund of Boston     -1.64%        N/A           -0.89%
Global Asset Allocation              -10.43%       N/A           -4.36%
Global Growth                        -31.23%       N/A           -10.79%
Growth and Income                    -8.35%        N/A           -4.53%
Growth Opportunities                 -33.52%       N/A           -31.79%
Health Sciences                      -21.43%       N/A            4.57%
High Yield                            1.48%        N/A           -3.94%
Income                                5.06%        N/A            2.60%
International Growth                 -22.27%       N/A           -0.47%
International Growth and Income      -22.46%       N/A           -6.35%
International New Opportunities      -30.17%       N/A           -9.91%
Investors                            -26.35%       N/A           -12.02%
Money Market                          1.65%        N/A            2.37%
New Opportunities                    -31.60%       N/A           -9.25%
New Value                             1.16%        N/A            2.21%
OTC & Emerging Growth                -46.84%       N/A           -22.71%
Research                             -20.53%       N/A           -4.68%
Small Cap Value                      15.67%        N/A           14.73%
Technology                           -40.45%       N/A           -51.06%
Utilities Growth and Income          -23.94%       N/A           -5.11%
Vista                                -34.90%       N/A           -5.62%
Voyager                              -24.03%       N/A           -4.48%
Voyager II                           -32.23%       N/A           -43.16%

(With Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.55%        N/A            7.89%
Asia Pacific Growth                  -25.52%       N/A           -12.19%
Capital Appreciation                 -15.58%       N/A           -19.13%
Diversified Income                    1.56%        N/A           -0.90%
The George Putnam Fund of Boston     -1.45%        N/A           -0.74%
Global Asset Allocation              -10.27%       N/A           -4.21%
Global Growth                        -31.19%       N/A           -10.64%
Growth and Income                    -8.19%        N/A           -4.40%
Growth Opportunities                 -33.48%       N/A           -31.82%
Health Sciences                      -21.33%       N/A            4.80%
High Yield                            1.70%        N/A           -3.81%
Income                                5.28%        N/A            2.78%
International Growth                 -22.18%       N/A           -0.25%
International Growth and Income      -22.37%       N/A           -6.20%
International New Opportunities      -30.12%       N/A           -9.75%
Investors                            -26.28%       N/A           -11.90%
Money Market                          1.86%        N/A            2.55%
New Opportunities                    -31.56%       N/A           -9.09%
New Value                             1.37%        N/A            2.38%
OTC & Emerging Growth                -46.87%       N/A           -22.72%
Research                             -20.43%       N/A           -4.51%
Small Cap Value                      15.95%        N/A           14.99%
Technology                           -40.44%       N/A           -51.27%
Utilities Growth and Income          -23.86%       N/A           -4.95%
Vista                                -34.87%       N/A           -5.43%
Voyager                              -23.95%       N/A           -4.29%
Voyager II                           -32.19%       N/A           -43.33%

(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.39%        N/A            7.73%
Asia Pacific Growth                  -25.63%       N/A           -12.32%
Capital Appreciation                 -15.71%       N/A           -19.26%
Diversified Income                    1.41%        N/A           -1.05%
The George Putnam Fund of Boston     -1.60%        N/A           -0.89%
Global Asset Allocation              -10.41%       N/A           -4.35%
Global Growth                        -31.29%       N/A           -10.77%
Growth and Income                    -8.33%        N/A           -4.54%
Growth Opportunities                 -33.58%       N/A           -31.92%
Health Sciences                      -21.45%       N/A            4.64%
High Yield                            1.54%        N/A           -3.95%
Income                                5.13%        N/A            2.62%
International Growth                 -22.30%       N/A           -0.40%
International Growth and Income      -22.49%       N/A           -6.34%
International New Opportunities      -30.22%       N/A           -9.88%
Investors                            -26.39%       N/A           -12.04%
Money Market                          1.71%        N/A            2.40%
New Opportunities                    -31.66%       N/A           -9.22%
New Value                             1.22%        N/A            2.22%
OTC & Emerging Growth                -46.95%       N/A           -22.84%
Research                             -20.55%       N/A           -4.66%
Small Cap Value                      15.77%        N/A           14.82%
Technology                           -40.53%       N/A           -51.34%
Utilities Growth and Income          -23.98%       N/A           -5.10%
Vista                                -34.97%       N/A           -5.57%
Voyager                              -24.06%       N/A           -4.44%
Voyager II                           -32.29%       N/A           -43.42%

 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.34%        N/A            7.68%
Asia Pacific Growth                  -25.67%       N/A           -12.37%
Capital Appreciation                 -15.75%       N/A           -19.30%
Diversified Income                    1.36%        N/A           -1.10%
The George Putnam Fund of Boston     -1.65%        N/A           -0.94%
Global Asset Allocation              -10.45%       N/A           -4.40%
Global Growth                        -31.33%       N/A           -10.82%
Growth and Income                    -8.37%        N/A           -4.59%
Growth Opportunities                 -33.61%       N/A           -31.95%
Health Sciences                      -21.49%       N/A            4.59%
High Yield                            1.49%        N/A           -4.00%
Income                                5.07%        N/A            2.57%
International Growth                 -22.34%       N/A           -0.45%
International Growth and Income      -22.53%       N/A           -6.38%
International New Opportunities      -30.26%       N/A           -9.93%
Investors                            -26.43%       N/A           -12.08%
Money Market                          1.66%        N/A            2.35%
New Opportunities                    -31.69%       N/A           -9.27%
New Value                             1.16%        N/A            2.17%
OTC & Emerging Growth                -46.97%       N/A           -22.88%
Research                             -20.59%       N/A           -4.70%
Small Cap Value                      15.72%        N/A           14.76%
Technology                           -40.56%       N/A           -51.37%
Utilities Growth and Income          -24.01%       N/A           -5.14%
Vista                                -35.00%       N/A           -5.62%
Voyager                              -24.10%       N/A           -4.49%
Voyager II                           -32.33%       N/A           -43.45%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.18%        N/A            7.51%
Asia Pacific Growth                  -25.78%       N/A           -12.50%
Capital Appreciation                 -15.88%       N/A           -19.42%
Diversified Income                    1.20%        N/A           -1.25%
The George Putnam Fund of Boston     -1.80%        N/A           -1.09%
Global Asset Allocation              -10.59%       N/A           -4.54%
Global Growth                        -31.43%       N/A           -10.95%
Growth and Income                    -8.51%        N/A           -4.74%
Growth Opportunities                 -33.71%       N/A           -32.06%
Health Sciences                      -21.61%       N/A            4.43%
High Yield                            1.34%        N/A           -4.14%
Income                                4.91%        N/A            2.42%
International Growth                 -22.46%       N/A           -0.60%
International Growth and Income      -22.65%       N/A           -6.53%
International New Opportunities      -30.36%       N/A           -10.06%
Investors                            -26.54%       N/A           -12.21%
Money Market                          1.50%        N/A            2.19%
New Opportunities                    -31.80%       N/A           -9.40%
New Value                             1.01%        N/A            2.02%
OTC & Emerging Growth                -47.05%       N/A           -23.00%
Research                             -20.71%       N/A           -4.85%
Small Cap Value                      15.54%        N/A           14.59%
Technology                           -40.65%       N/A           -51.44%
Utilities Growth and Income          -24.13%       N/A           -5.29%
Vista                                -35.10%       N/A           -5.76%
Voyager                              -24.22%       N/A           -4.63%
Voyager II                           -32.43%       N/A           -43.53%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.18%        N/A            7.51%
Asia Pacific Growth                  -25.78%       N/A           -12.50%
Capital Appreciation                 -15.88%       N/A           -19.42%
Diversified Income                    1.20%        N/A           -1.25%
The George Putnam Fund of Boston     -1.80%        N/A           -1.09%
Global Asset Allocation              -10.59%       N/A           -4.54%
Global Growth                        -31.43%       N/A           -10.95%
Growth and Income                    -8.51%        N/A           -4.74%
Growth Opportunities                 -33.71%       N/A           -32.06%
Health Sciences                      -21.61%       N/A            4.43%
High Yield                            1.34%        N/A           -4.14%
Income                                4.91%        N/A            2.42%
International Growth                 -22.46%       N/A           -0.60%
International Growth and Income      -22.65%       N/A           -6.53%
International New Opportunities      -30.36%       N/A           -10.06%
Investors                            -26.54%       N/A           -12.21%
Money Market                          1.50%        N/A            2.19%
New Opportunities                    -31.80%       N/A           -9.40%
New Value                             1.01%        N/A            2.02%
OTC & Emerging Growth                -47.05%       N/A           -23.00%
Research                             -20.71%       N/A           -4.85%
Small Cap Value                      15.54%        N/A           14.59%
Technology                           -40.65%       N/A           -51.44%
Utilities Growth and Income          -24.13%       N/A           -5.29%
Vista                                -35.10%       N/A           -5.76%
Voyager                              -24.22%       N/A           -4.63%
Voyager II                           -32.43%       N/A           -43.53%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.03%        N/A            7.35%
Asia Pacific Growth                  -25.89%       N/A           -12.63%
Capital Appreciation                 -16.01%       N/A           -19.54%
Diversified Income                    1.05%        N/A           -1.40%
The George Putnam Fund of Boston     -1.94%        N/A           -1.24%
Global Asset Allocation              -10.73%       N/A           -4.69%
Global Growth                        -31.53%       N/A           -11.08%
Growth and Income                    -8.65%        N/A           -4.88%
Growth Opportunities                 -33.82%       N/A           -32.16%
Health Sciences                      -21.73%       N/A            4.27%
High Yield                            1.18%        N/A           -4.29%
Income                                4.76%        N/A            2.26%
International Growth                 -22.57%       N/A           -0.75%
International Growth and Income      -22.76%       N/A           -6.67%
International New Opportunities      -30.47%       N/A           -10.20%
Investors                            -26.65%       N/A           -12.35%
Money Market                          1.35%        N/A            2.04%
New Opportunities                    -31.90%       N/A           -9.54%
New Value                             0.86%        N/A            1.86%
OTC & Emerging Growth                -47.14%       N/A           -23.11%
Research                             -20.83%       N/A           -4.99%
Small Cap Value                      15.37%        N/A           14.41%
Technology                           -40.75%       N/A           -51.52%
Utilities Growth and Income          -24.24%       N/A           -5.43%
Vista                                -35.20%       N/A           -5.90%
Voyager                              -24.33%       N/A           -4.77%
Voyager II                           -32.53%       N/A           -43.62%

Adjusted Historical Total Returns


Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Fund's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Funds' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts. The adjusted historical total returns shown below include the 4% credit enhancement available under the Putnam
Allstate Advisor Plus Contract as well as the applicable withdrawal charge under the Contract.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Growth Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Technology Fund, which commenced operations on June 14,
2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which commenced operations on September 1, 2000. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown as follows:



Variable Sub-Account                     Inception Date of Corresponding Fund
American Government Income                             01/31/00
Asia Pacific Growth                                    05/01/95
Capital Appreciation                                   09/28/00
Diversified Income                                     09/15/93
The George Putnam Fund of Boston                       04/30/98
Global Asset Allocation                                02/01/88
Global Growth                                          05/01/90
Growth and Income                                      02/01/88
Growth Opportunities                                   01/31/00
Health Sciences                                        04/30/98
High Yield                                             02/01/88
Income                                                 02/01/88
International Growth                                   01/02/97
International Growth and Income                        01/02/97
International New Opportunities                        01/02/97
Investors                                              04/30/98
Money Market                                           02/01/88
New Opportunities                                      05/02/94
New Value                                              01/02/97
OTC & Emerging Growth                                  04/30/98
Research                                               09/29/98
Small Cap Value                                        04/30/99
Technology                                             06/14/00
Utilities Growth and Income                            05/01/92
Vista                                                  01/02/97
Voyager                                                02/01/88
Voyager II                                             09/29/00


(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection Option or a Retirement Income Guarantee Rider)

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            2.24%        N/A            4.55%
Asia Pacific Growth                  -29.02%      -8.69%         -5.79%
Capital Appreciation                 -18.69%       N/A           -24.28%
Diversified Income                   -0.86%       0.44%           2.50%
The George Putnam Fund of Boston     -3.99%        N/A            0.34%
Global Asset Allocation              -13.17%      4.12%           7.37%
Global Growth                        -34.92%      2.13%           6.47%
Growth and Income                    -11.00%      6.40%          10.45%
Growth Opportunities                 -37.31%       N/A           -34.44%
Health Sciences                      -24.68%       N/A            1.21%
High Yield                           -0.72%       -0.15%          5.96%
Income                                3.01%       4.27%           5.24%
International Growth                 -25.56%       N/A            7.06%
International Growth and Income      -25.76%       N/A            3.20%
International New Opportunities      -33.81%       N/A           -2.26%
Investors                            -29.82%       N/A           -5.43%
Money Market                         -0.55%       3.17%           3.12%
New Opportunities                    -35.31%      4.35%           9.48%
New Value                            -1.06%        N/A            7.07%
OTC & Emerging Growth                -51.23%       N/A           -16.65%
Research                             -23.74%       N/A            2.68%
Small Cap Value                      14.10%        N/A           13.27%
Technology                           -44.55%       N/A           -50.73%
Utilities Growth and Income          -27.30%      4.14%           7.01%
Vista                                -38.75%       N/A            4.90%
Voyager                              -27.40%      8.43%          11.50%
Voyager II                           -35.96%       N/A           -49.00%

 * The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Enhanced Beneficiary Protection Option)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            2.08%        N/A            4.39%
Asia Pacific Growth                  -29.14%      -8.84%         -5.94%
Capital Appreciation                 -18.83%       N/A           -24.41%
Diversified Income                   -1.02%       0.29%           2.35%
The George Putnam Fund of Boston     -4.15%        N/A            0.18%
Global Asset Allocation              -13.31%      3.96%           7.21%
Global Growth                        -35.03%      1.97%           6.31%
Growth and Income                    -11.15%      6.24%          10.29%
Growth Opportunities                 -37.41%       N/A           -34.55%
Health Sciences                      -24.80%       N/A            1.05%
High Yield                           -0.88%       -0.31%          5.80%
Income                                2.84%       4.11%           5.08%
International Growth                 -25.68%       N/A            6.89%
International Growth and Income      -25.88%       N/A            3.04%
International New Opportunities      -33.92%       N/A           -2.42%
Investors                            -29.93%       N/A           -5.58%
Money Market                         -0.71%       3.01%           2.97%
New Opportunities                    -35.41%      4.19%           9.31%
New Value                            -1.22%        N/A            6.91%
OTC & Emerging Growth                -51.31%       N/A           -16.79%
Research                             -23.86%       N/A            2.51%
Small Cap Value                      13.92%        N/A           13.10%
Technology                           -44.64%       N/A           -50.82%
Utilities Growth and Income          -27.42%      3.98%           6.85%
Vista                                -38.85%       N/A            4.73%
Voyager                              -27.52%      8.26%          11.33%
Voyager II                           -36.07%       N/A           -49.09%


* Performance figures have been adjusted to reflect the current charge for the Enhanced Beneficiary Protection Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            2.03%        N/A            4.33%
Asia Pacific Growth                  -29.18%      -8.89%         -5.98%
Capital Appreciation                 -18.87%       N/A           -24.45%
Diversified Income                   -1.08%       0.24%           2.30%
The George Putnam Fund of Boston     -4.20%        N/A            0.13%
Global Asset Allocation              -13.36%      3.91%           7.16%
Global Growth                        -35.07%      1.92%           6.26%
Growth and Income                    -11.19%      6.19%          10.23%
Growth Opportunities                 -37.45%       N/A           -34.59%
Health Sciences                      -24.84%       N/A            1.00%
High Yield                           -0.94%       -0.36%          5.75%
Income                                2.79%       4.05%           5.03%
International Growth                 -25.72%       N/A            6.84%
International Growth and Income      -25.92%       N/A            2.99%
International New Opportunities      -33.96%       N/A           -2.47%
Investors                            -29.97%       N/A           -5.63%
Money Market                         -0.76%       2.96%           2.91%
New Opportunities                    -35.45%      4.14%           9.26%
New Value                            -1.28%        N/A            6.85%
OTC & Emerging Growth                -51.34%       N/A           -16.84%
Research                             -23.90%       N/A            2.46%
Small Cap Value                      13.86%        N/A           13.04%
Technology                           -44.67%       N/A           -50.85%
Utilities Growth and Income          -27.46%      3.93%           6.80%
Vista                                -38.89%       N/A            4.68%
Voyager                              -27.55%      8.21%          11.28%
Voyager II                           -36.11%       N/A           -49.12%

*Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            1.86%        N/A            4.17%
Asia Pacific Growth                  -29.30%      -9.03%         -6.13%
Capital Appreciation                 -19.00%       N/A           -24.57%
Diversified Income                   -1.24%       0.08%           2.14%
The George Putnam Fund of Boston     -4.36%        N/A           -0.03%
Global Asset Allocation              -13.50%      3.74%           7.00%
Global Growth                        -35.18%      1.76%           6.10%
Growth and Income                    -11.34%      6.02%          10.07%
Growth Opportunities                 -37.55%       N/A           -34.70%
Health Sciences                      -24.96%       N/A            0.84%
High Yield                           -1.10%       -0.52%          5.59%
Income                                2.62%       3.89%           4.87%
International Growth                 -25.84%       N/A            6.67%
International Growth and Income      -26.04%       N/A            2.83%
International New Opportunities      -34.07%       N/A           -2.62%
Investors                            -30.09%       N/A           -5.78%
Money Market                         -0.92%       2.80%           2.76%
New Opportunities                    -35.56%      3.97%           9.09%
New Value                            -1.44%        N/A            6.69%
OTC & Emerging Growth                -51.42%       N/A           -16.97%
Research                             -24.03%       N/A            2.30%
Small Cap Value                      13.67%        N/A           12.86%
Technology                           -44.77%       N/A           -50.94%
Utilities Growth and Income          -27.58%      3.76%           6.64%
Vista                                -38.99%       N/A            4.52%
Voyager                              -27.67%      8.04%          11.11%
Voyager II                           -36.21%       N/A           -49.21%

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Enhanced Beneficiary Protection Option)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            1.86%        N/A            4.17%
Asia Pacific Growth                  -29.30%      -9.03%         -6.13%
Capital Appreciation                 -19.00%       N/A           -24.57%
Diversified Income                   -1.24%       0.08%           2.14%
The George Putnam Fund of Boston     -4.36%        N/A           -0.03%
Global Asset Allocation              -13.50%      3.74%           7.00%
Global Growth                        -35.18%      1.76%           6.10%
Growth and Income                    -11.34%      6.02%          10.07%
Growth Opportunities                 -37.55%       N/A           -34.70%
Health Sciences                      -24.96%       N/A            0.84%
High Yield                           -1.10%       -0.52%          5.59%
Income                                2.62%       3.89%           4.87%
International Growth                 -25.84%       N/A            6.67%
International Growth and Income      -26.04%       N/A            2.83%
International New Opportunities      -34.07%       N/A           -2.62%
Investors                            -30.09%       N/A           -5.78%
Money Market                         -0.92%       2.80%           2.76%
New Opportunities                    -35.56%      3.97%           9.09%
New Value                            -1.44%        N/A            6.69%
OTC & Emerging Growth                -51.42%       N/A           -16.97%
Research                             -24.03%       N/A            2.30%
Small Cap Value                      13.67%        N/A           12.86%
Technology                           -44.77%       N/A           -50.94%
Utilities Growth and Income          -27.58%      3.76%           6.64%
Vista                                -38.99%       N/A            4.52%
Voyager                              -27.67%      8.04%          11.11%
Voyager II                           -36.21%       N/A           -49.21%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection
Option as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Enhanced Beneficiary Protection Option)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            1.70%        N/A            4.00%
Asia Pacific Growth                  -29.42%      -9.18%         -6.28%
Capital Appreciation                 -19.14%       N/A           -24.70%
Diversified Income                   -1.40%       -0.08%          1.99%
The George Putnam Fund of Boston     -4.51%        N/A           -0.19%
Global Asset Allocation              -13.64%      3.58%           6.84%
Global Growth                        -35.28%      1.60%           5.94%
Growth and Income                    -11.48%      5.86%           9.90%
Growth Opportunities                 -37.66%       N/A           -34.82%
Health Sciences                      -25.09%       N/A            0.68%
High Yield                           -1.26%       -0.67%          5.43%
Income                                2.46%       3.73%           4.72%
International Growth                 -25.96%       N/A            6.51%
International Growth and Income      -26.16%       N/A            2.67%
International New Opportunities      -34.18%       N/A           -2.78%
Investors                            -30.20%       N/A           -5.93%
Money Market                         -1.08%       2.64%           2.61%
New Opportunities                    -35.67%      3.81%           8.92%
New Value                            -1.59%        N/A            6.52%
OTC & Emerging Growth                -51.51%       N/A           -17.11%
Research                             -24.15%       N/A            2.14%
Small Cap Value                      13.49%        N/A           12.68%
Technology                           -44.86%       N/A           -51.02%
Utilities Growth and Income          -27.70%      3.60%           6.48%
Vista                                -39.09%       N/A            4.35%
Voyager                              -27.79%      7.87%          10.95%
Voyager II                           -36.32%       N/A           -49.30%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection
Option as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With Retirement Income Guarantee Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            1.94%        N/A            4.25%
Asia Pacific Growth                  -29.32%      -9.02%         -6.11%
Capital Appreciation                 -18.99%       N/A           -24.76%
Diversified Income                   -1.16%       0.15%           2.21%
The George Putnam Fund of Boston     -4.29%        N/A            0.01%
Global Asset Allocation              -13.47%      3.88%           7.17%
Global Growth                        -35.22%      1.91%           6.28%
Growth and Income                    -11.30%      6.17%          10.27%
Growth Opportunities                 -37.61%       N/A           -34.82%
Health Sciences                      -24.98%       N/A            0.90%
High Yield                           -1.02%       -0.44%          5.76%
Income                                2.71%       3.99%           5.01%
International Growth                 -25.86%       N/A            6.84%
International Growth and Income      -26.06%       N/A            2.96%
International New Opportunities      -34.11%       N/A           -2.52%
Investors                            -30.12%       N/A           -5.72%
Money Market                         -0.85%       2.89%           2.86%
New Opportunities                    -35.61%      4.15%           9.29%
New Value                            -1.36%        N/A            6.81%
OTC & Emerging Growth                -51.53%       N/A           -16.96%
Research                             -24.04%       N/A            2.37%
Small Cap Value                      13.80%        N/A           12.95%
Technology                           -44.85%       N/A           -51.19%
Utilities Growth and Income          -27.60%      3.91%           6.80%
Vista                                -39.05%       N/A            4.68%
Voyager                              -27.70%      8.23%          11.33%
Voyager II                           -36.26%       N/A           -49.48%


* Performance figures have been adjusted to reflect the current charge for Retirement Income Guarantee Rider 2 as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that Income Base B applied, that there were no additional purchase payments or withdrawals, and that the Contract Issue Date coincided with the inception date of the Fund (Class IA shares).

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares, the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            1.78%        N/A            4.08%
Asia Pacific Growth                  -29.44%      -9.17%         -6.26%
Capital Appreciation                 -19.13%       N/A           -24.88%
Diversified Income                   -1.32%       -0.01%          2.05%
The George Putnam Fund of Boston     -4.45%        N/A           -0.15%
Global Asset Allocation              -13.61%      3.72%           7.01%
Global Growth                        -35.33%      1.75%           6.12%
Growth and Income                    -11.45%      6.00%          10.11%
Growth Opportunities                 -37.71%       N/A           -34.94%
Health Sciences                      -25.10%       N/A            0.74%
High Yield                           -1.18%       -0.60%          5.60%
Income                                2.54%       3.83%           4.85%
International Growth                 -25.98%       N/A            6.67%
International Growth and Income      -26.18%       N/A            2.80%
International New Opportunities      -34.22%       N/A           -2.68%
Investors                            -30.23%       N/A           -5.87%
Money Market                         -1.01%       2.73%           2.70%
New Opportunities                    -35.71%      3.98%           9.13%
New Value                            -1.52%        N/A            6.64%
OTC & Emerging Growth                -51.61%       N/A           -17.11%
Research                             -24.16%       N/A            2.21%
Small Cap Value                      13.62%        N/A           12.77%
Technology                           -44.94%       N/A           -51.27%
Utilities Growth and Income          -27.72%      3.75%           6.63%
Vista                                -39.15%       N/A            4.52%
Voyager                              -27.82%      8.06%          11.17%
Voyager II                           -36.37%       N/A           -49.57%


* Performance figures have been adjusted to reflect the current charges for the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
     Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares, adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Retirement Income Guarantee Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            1.73%        N/A            4.02%
Asia Pacific Growth                  -29.48%      -9.22%         -6.31%
Capital Appreciation                 -19.17%       N/A           -24.92%
Diversified Income                   -1.38%       -0.06%          2.00%
The George Putnam Fund of Boston     -4.50%        N/A           -0.20%
Global Asset Allocation              -13.66%      3.66%           6.96%
Global Growth                        -35.37%      1.70%           6.07%
Growth and Income                    -11.49%      5.95%          10.05%
Growth Opportunities                 -37.75%       N/A           -34.98%
Health Sciences                      -25.14%       N/A            0.69%
High Yield                           -1.24%       -0.65%          5.55%
Income                                2.49%       3.78%           4.80%
International Growth                 -26.02%       N/A            6.61%
International Growth and Income      -26.22%       N/A            2.75%
International New Opportunities      -34.26%       N/A           -2.73%
Investors                            -30.27%       N/A           -5.92%
Money Market                         -1.06%       2.68%           2.65%
New Opportunities                    -35.75%      3.93%           9.07%
New Value                            -1.58%        N/A            6.59%
OTC & Emerging Growth                -51.64%       N/A           -17.15%
Research                             -24.20%       N/A            2.15%
Small Cap Value                      13.56%        N/A           12.71%
Technology                           -44.97%       N/A           -51.30%
Utilities Growth and Income          -27.76%      3.69%           6.58%
Vista                                -39.19%       N/A            4.47%
Voyager                              -27.85%      8.01%          11.11%
Voyager II                           -36.41%       N/A           -49.60%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Retirement Income
     Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Retirement Income Guarantee Rider 2)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            1.56%        N/A            3.86%
Asia Pacific Growth                  -29.60%      -9.36%         -6.46%
Capital Appreciation                 -19.30%       N/A           -25.05%
Diversified Income                   -1.54%       -0.22%          1.85%
The George Putnam Fund of Boston     -4.66%        N/A           -0.36%
Global Asset Allocation              -13.80%      3.50%           6.80%
Global Growth                        -35.48%      1.54%           5.91%
Growth and Income                    -11.64%      5.78%           9.89%
Growth Opportunities                 -37.85%       N/A           -35.09%
Health Sciences                      -25.26%       N/A            0.53%
High Yield                           -1.40%       -0.81%          5.39%
Income                                2.32%       3.61%           4.64%
International Growth                 -26.14%       N/A            6.45%
International Growth and Income      -26.34%       N/A            2.58%
International New Opportunities      -34.37%       N/A           -2.88%
Investors                            -30.39%       N/A           -6.08%
Money Market                         -1.22%       2.51%           2.49%
New Opportunities                    -35.86%      3.77%           8.91%
New Value                            -1.74%        N/A            6.42%
OTC & Emerging Growth                -51.72%       N/A           -17.29%
Research                             -24.33%       N/A            1.99%
Small Cap Value                      13.37%        N/A           12.53%
Technology                           -45.07%       N/A           -51.39%
Utilities Growth and Income          -27.88%      3.53%           6.42%
Vista                                -39.29%       N/A            4.30%
Voyager                              -27.97%      7.84%          10.94%
Voyager II                           -36.51%       N/A           -49.69%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Retirement Income
     Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            1.56%        N/A            3.86%
Asia Pacific Growth                  -29.60%      -9.36%         -6.46%
Capital Appreciation                 -19.30%       N/A           -25.05%
Diversified Income                   -1.54%       -0.22%          1.85%
The George Putnam Fund of Boston     -4.66%        N/A           -0.36%
Global Asset Allocation              -13.80%      3.50%           6.80%
Global Growth                        -35.48%      1.54%           5.91%
Growth and Income                    -11.64%      5.78%           9.89%
Growth Opportunities                 -37.85%       N/A           -35.09%
Health Sciences                      -25.26%       N/A            0.53%
High Yield                           -1.40%       -0.81%          5.39%
Income                                2.32%       3.61%           4.64%
International Growth                 -26.14%       N/A            6.45%
International Growth and Income      -26.34%       N/A            2.58%
International New Opportunities      -34.37%       N/A           -2.88%
Investors                            -30.39%       N/A           -6.08%
Money Market                         -1.22%       2.51%           2.49%
New Opportunities                    -35.86%      3.77%           8.91%
New Value                            -1.74%        N/A            6.42%
OTC & Emerging Growth                -51.72%       N/A           -17.29%
Research                             -24.33%       N/A            1.99%
Small Cap Value                      13.37%        N/A           12.53%
Technology                           -45.07%       N/A           -51.39%
Utilities Growth and Income          -27.88%      3.53%           6.42%
Vista                                -39.29%       N/A            4.30%
Voyager                              -27.97%      7.84%          10.94%
Voyager II                           -36.51%       N/A           -49.69%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option, Enhanced Beneficiary
     Protection Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            1.40%        N/A            3.69%
Asia Pacific Growth                  -29.72%      -9.51%         -6.61%
Capital Appreciation                 -19.44%       N/A           -25.17%
Diversified Income                   -1.70%       -0.38%          1.69%
The George Putnam Fund of Boston     -4.81%        N/A           -0.52%
Global Asset Allocation              -13.94%      3.34%           6.63%
Global Growth                        -35.58%      1.38%           5.75%
Growth and Income                    -11.78%      5.62%           9.72%
Growth Opportunities                 -37.96%       N/A           -35.20%
Health Sciences                      -25.39%       N/A            0.37%
High Yield                           -1.56%       -0.97%          5.23%
Income                                2.16%       3.45%           4.48%
International Growth                 -26.26%       N/A            6.28%
International Growth and Income      -26.46%       N/A            2.42%
International New Opportunities      -34.48%       N/A           -3.04%
Investors                            -30.50%       N/A           -6.23%
Money Market                         -1.38%       2.35%           2.34%
New Opportunities                    -35.97%      3.61%           8.74%
New Value                            -1.89%        N/A            6.26%
OTC & Emerging Growth                -51.81%       N/A           -17.43%
Research                             -24.45%       N/A            1.83%
Small Cap Value                      13.19%        N/A           12.35%
Technology                           -45.16%       N/A           -51.48%
Utilities Growth and Income          -28.00%      3.37%           6.26%
Vista                                -39.39%       N/A            4.14%
Voyager                              -28.09%      7.67%          10.77%
Voyager II                           -36.62%       N/A           -49.78%

*    Performance  figures have been adjusted to reflect the current  charges for
     the  Earnings  Protection  Death  Benefit  Option,   Enhanced   Beneficiary
     Protection  Option  and  Retirement  Income  Guarantee  Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).




                                   APPENDIX D

                   PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACT

Putnam Allstate Advisor Preferred Contracts were first offered to the public on April 28, 2000. Contracts with the Earnings Protection Death Benefit Option were first offered to the public on May 1, 2001. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable
Sub-Accounts, adjusted to reflect the current charges under the Contracts that would have applied had they been in existence at the time. Where performance returns in the following tables give effect to the Earnings Protection Death
Benefit Option, the performance returns have been adjusted to reflect the current charge for the Option as if the Option had been available throughout the periods shown. These Contract charges include a maximum withdrawal charge of 2% that declines to zero after two years (not reflected in non-standardized total returns), and total Variable Account annual expenses of:


-           1.65% (without any optional benefit riders), or
-           1.80% with the Enhanced Beneficiary Protection Option, or
- 1.85% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider
            Application Date), or
- 2.00% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider
            Application Date), or
- 2.00% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider
            Application Date) and the Enhanced Beneficiary Protection Option.
- 2.15% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider
            Application Date) and the Enhanced Beneficiary Protection Option.

In addition, where Retirement Income Guarantee Rider 2 is included, the performance shown reflects the deduction of the annual Rider fee equal to 0.30% of the Income Base, assuming Income Base B is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. All of the Variable Sub-Accounts commenced operations on April 30, 1999 except for the Putnam American Government
Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000.

(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection Option or Retirement Income Guarantee Rider)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.95%        N/A            7.72%
Asia Pacific Growth                  -26.10%       N/A           -11.94%
Capital Appreciation                 -16.18%       N/A           -19.42%
Diversified Income                    0.96%        N/A           -0.61%
The George Putnam Fund of Boston     -2.05%        N/A           -0.45%
Global Asset Allocation              -10.87%       N/A           -3.92%
Global Growth                        -31.77%       N/A           -10.39%
Growth and Income                    -8.78%        N/A           -4.10%
Growth Opportunities                 -34.06%       N/A           -32.11%
Health Sciences                      -21.92%       N/A            5.04%
High Yield                            1.09%        N/A           -3.50%
Income                                4.68%        N/A            3.07%
International Growth                 -22.77%       N/A           -0.02%
International Growth and Income      -22.96%       N/A           -5.93%
International New Opportunities      -30.70%       N/A           -9.51%
Investors                            -26.87%       N/A           -11.62%
Money Market                          1.26%        N/A            2.83%
New Opportunities                    -32.14%       N/A           -8.84%
New Value                             0.77%        N/A            2.67%
OTC & Emerging Growth                -47.44%       N/A           -22.36%
Research                             -21.02%       N/A           -4.25%
Small Cap Value                      15.34%        N/A           15.25%
Technology                           -41.02%       N/A           -51.65%
Utilities Growth and Income          -24.45%       N/A           -4.68%
Vista                                -35.45%       N/A           -5.19%
Voyager                              -24.54%       N/A           -4.05%
Voyager II                           -32.77%       N/A           -43.68%

(With the Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.79%        N/A            7.56%
Asia Pacific Growth                  -26.22%       N/A           -12.07%
Capital Appreciation                 -16.30%       N/A           -19.55%
Diversified Income                    0.81%        N/A           -0.76%
The George Putnam Fund of Boston     -2.20%        N/A           -0.59%
Global Asset Allocation              -11.00%       N/A           -4.07%
Global Growth                        -31.88%       N/A           -10.52%
Growth and Income                    -8.92%        N/A           -4.24%
Growth Opportunities                 -34.16%       N/A           -32.21%
Health Sciences                      -22.04%       N/A            4.88%
High Yield                            0.94%        N/A           -3.65%
Income                                4.52%        N/A            2.91%
International Growth                 -22.89%       N/A           -0.17%
International Growth and Income      -23.08%       N/A           -6.07%
International New Opportunities      -30.81%       N/A           -9.64%
Investors                            -26.98%       N/A           -11.76%
Money Market                          1.11%        N/A            2.68%
New Opportunities                    -32.24%       N/A           -8.98%
New Value                             0.61%        N/A            2.52%
OTC & Emerging Growth                -47.52%       N/A           -22.47%
Research                             -21.14%       N/A           -4.39%
Small Cap Value                      15.17%        N/A           15.08%
Technology                           -41.11%       N/A           -51.72%
Utilities Growth and Income          -24.56%       N/A           -4.82%
Vista                                -35.55%       N/A           -5.34%
Voyager                              -24.65%       N/A           -4.20%
Voyager II                           -32.88%       N/A           -43.77%

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.74%        N/A            7.51%
Asia Pacific Growth                  -26.25%       N/A           -12.11%
Capital Appreciation                 -16.35%       N/A           -19.59%
Diversified Income                    0.76%        N/A           -0.81%
The George Putnam Fund of Boston     -2.25%        N/A           -0.64%
Global Asset Allocation              -11.05%       N/A           -4.12%
Global Growth                        -31.91%       N/A           -10.57%
Growth and Income                    -8.97%        N/A           -4.29%
Growth Opportunities                 -34.20%       N/A           -32.25%
Health Sciences                      -22.08%       N/A            4.83%
High Yield                            0.89%        N/A           -3.70%
Income                                4.47%        N/A            2.86%
International Growth                 -22.93%       N/A           -0.22%
International Growth and Income      -23.12%       N/A           -6.11%
International New Opportunities      -30.84%       N/A           -9.69%
Investors                            -27.02%       N/A           -11.80%
Money Market                          1.06%        N/A            2.63%
New Opportunities                    -32.28%       N/A           -9.03%
New Value                             0.56%        N/A            2.47%
OTC & Emerging Growth                -47.55%       N/A           -22.51%
Research                             -21.18%       N/A           -4.44%
Small Cap Value                      15.11%        N/A           15.02%
Technology                           -41.14%       N/A           -51.75%
Utilities Growth and Income          -24.60%       N/A           -4.87%
Vista                                -35.58%       N/A           -5.38%
Voyager                              -24.69%       N/A           -4.25%
Voyager II                           -32.91%       N/A           -43.80%

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.58%        N/A            7.34%
Asia Pacific Growth                  -26.37%       N/A           -12.24%
Capital Appreciation                 -16.47%       N/A           -19.71%
Diversified Income                    0.60%        N/A           -0.96%
The George Putnam Fund of Boston     -2.40%        N/A           -0.79%
Global Asset Allocation              -11.19%       N/A           -4.26%
Global Growth                        -32.02%       N/A           -10.70%
Growth and Income                    -9.11%        N/A           -4.43%
Growth Opportunities                 -34.30%       N/A           -32.35%
Health Sciences                      -22.20%       N/A            4.67%
High Yield                            0.74%        N/A           -3.84%
Income                                4.31%        N/A            2.71%
International Growth                 -23.04%       N/A           -0.37%
International Growth and Income      -23.24%       N/A           -6.25%
International New Opportunities      -30.95%       N/A           -9.82%
Investors                            -27.13%       N/A           -11.93%
Money Market                          0.90%        N/A            2.47%
New Opportunities                    -32.38%       N/A           -9.16%
New Value                             0.41%        N/A            2.31%
OTC & Emerging Growth                -47.63%       N/A           -22.63%
Research                             -21.30%       N/A           -4.58%
Small Cap Value                      14.93%        N/A           14.85%
Technology                           -41.23%       N/A           -51.82%
Utilities Growth and Income          -24.72%       N/A           -5.01%
Vista                                -35.68%       N/A           -5.53%
Voyager                              -24.81%       N/A           -4.39%
Voyager II                           -33.01%       N/A           -43.88%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.58%        N/A            7.34%
Asia Pacific Growth                  -26.37%       N/A           -12.24%
Capital Appreciation                 -16.47%       N/A           -19.71%
Diversified Income                    0.60%        N/A           -0.96%
The George Putnam Fund of Boston     -2.40%        N/A           -0.79%
Global Asset Allocation              -11.19%       N/A           -4.26%
Global Growth                        -32.02%       N/A           -10.70%
Growth and Income                    -9.11%        N/A           -4.43%
Growth Opportunities                 -34.30%       N/A           -32.35%
Health Sciences                      -22.20%       N/A            4.67%
High Yield                            0.74%        N/A           -3.84%
Income                                4.31%        N/A            2.71%
International Growth                 -23.04%       N/A           -0.37%
International Growth and Income      -23.24%       N/A           -6.25%
International New Opportunities      -30.95%       N/A           -9.82%
Investors                            -27.13%       N/A           -11.93%
Money Market                          0.90%        N/A            2.47%
New Opportunities                    -32.38%       N/A           -9.16%
New Value                             0.41%        N/A            2.31%
OTC & Emerging Growth                -47.63%       N/A           -22.63%
Research                             -21.30%       N/A           -4.58%
Small Cap Value                      14.93%        N/A           14.85%
Technology                           -41.23%       N/A           -51.82%
Utilities Growth and Income          -24.72%       N/A           -5.01%
Vista                                -35.68%       N/A           -5.53%
Voyager                              -24.81%       N/A           -4.39%
Voyager II                           -33.01%       N/A           -43.88%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.42%        N/A            7.18%
Asia Pacific Growth                  -26.48%       N/A           -12.37%
Capital Appreciation                 -16.60%       N/A           -19.83%
Diversified Income                    0.45%        N/A           -1.10%
The George Putnam Fund of Boston     -2.54%        N/A           -0.94%
Global Asset Allocation              -11.32%       N/A           -4.40%
Global Growth                        -32.12%       N/A           -10.83%
Growth and Income                    -9.24%        N/A           -4.58%
Growth Opportunities                 -34.40%       N/A           -32.45%
Health Sciences                      -22.32%       N/A            4.52%
High Yield                            0.58%        N/A           -3.99%
Income                                4.15%        N/A            2.55%
International Growth                 -23.16%       N/A           -0.52%
International Growth and Income      -23.35%       N/A           -6.39%
International New Opportunities      -31.05%       N/A           -9.96%
Investors                            -27.24%       N/A           -12.07%
Money Market                          0.75%        N/A            2.32%
New Opportunities                    -32.49%       N/A           -9.30%
New Value                             0.26%        N/A            2.16%
OTC & Emerging Growth                -47.71%       N/A           -22.75%
Research                             -21.42%       N/A           -4.73%
Small Cap Value                      14.76%        N/A           14.68%
Technology                           -41.33%       N/A           -51.90%
Utilities Growth and Income          -24.83%       N/A           -5.15%
Vista                                -35.78%       N/A           -5.67%
Voyager                              -24.92%       N/A           -4.53%
Voyager II                           -33.12%       N/A           -43.97%

(With Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.65%        N/A            7.42%
Asia Pacific Growth                  -26.40%       N/A           -12.24%
Capital Appreciation                 -16.48%       N/A           -19.89%
Diversified Income                    0.66%        N/A           -0.95%
The George Putnam Fund of Boston     -2.35%        N/A           -0.79%
Global Asset Allocation              -11.17%       N/A           -4.25%
Global Growth                        -32.07%       N/A           -10.68%
Growth and Income                    -9.08%        N/A           -4.45%
Growth Opportunities                 -34.36%       N/A           -32.48%
Health Sciences                      -22.22%       N/A            4.74%
High Yield                            0.79%        N/A           -3.85%
Income                                4.38%        N/A            2.73%
International Growth                 -23.07%       N/A           -0.30%
International Growth and Income      -23.26%       N/A           -6.24%
International New Opportunities      -31.00%       N/A           -9.79%
Investors                            -27.17%       N/A           -11.95%
Money Market                          0.96%        N/A            2.50%
New Opportunities                    -32.44%       N/A           -9.13%
New Value                             0.47%        N/A            2.32%
OTC & Emerging Growth                -47.74%       N/A           -22.76%
Research                             -21.32%       N/A           -4.56%
Small Cap Value                      15.04%        N/A           14.93%
Technology                           -41.32%       N/A           -52.11%
Utilities Growth and Income          -24.75%       N/A           -5.00%
Vista                                -35.75%       N/A           -5.47%
Voyager                              -24.84%       N/A           -4.34%
Voyager II                           -33.07%       N/A           -44.15%

(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.49%        N/A            7.26%
Asia Pacific Growth                  -26.52%       N/A           -12.37%
Capital Appreciation                 -16.60%       N/A           -20.02%
Diversified Income                    0.51%        N/A           -1.10%
The George Putnam Fund of Boston     -2.50%        N/A           -0.94%
Global Asset Allocation              -11.30%       N/A           -4.40%
Global Growth                        -32.18%       N/A           -10.82%
Growth and Income                    -9.22%        N/A           -4.59%
Growth Opportunities                 -34.46%       N/A           -32.59%
Health Sciences                      -22.34%       N/A            4.59%
High Yield                            0.64%        N/A           -4.00%
Income                                4.22%        N/A            2.57%
International Growth                 -23.19%       N/A           -0.45%
International Growth and Income      -23.38%       N/A           -6.38%
International New Opportunities      -31.11%       N/A           -9.93%
Investors                            -27.28%       N/A           -12.08%
Money Market                          0.81%        N/A            2.35%
New Opportunities                    -32.54%       N/A           -9.27%
New Value                             0.31%        N/A            2.17%
OTC & Emerging Growth                -47.82%       N/A           -22.88%
Research                             -21.44%       N/A           -4.70%
Small Cap Value                      14.87%        N/A           14.76%
Technology                           -41.41%       N/A           -52.18%
Utilities Growth and Income          -24.86%       N/A           -5.14%
Vista                                -35.85%       N/A           -5.62%
Voyager                              -24.95%       N/A           -4.49%
Voyager II                           -33.18%       N/A           -44.24%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.44%        N/A            7.20%
Asia Pacific Growth                  -26.55%       N/A           -12.41%
Capital Appreciation                 -16.65%       N/A           -20.06%
Diversified Income                    0.46%        N/A           -1.15%
The George Putnam Fund of Boston     -2.55%        N/A           -0.99%
Global Asset Allocation              -11.35%       N/A           -4.45%
Global Growth                        -32.21%       N/A           -10.86%
Growth and Income                    -9.27%        N/A           -4.64%
Growth Opportunities                 -34.50%       N/A           -32.62%
Health Sciences                      -22.38%       N/A            4.53%
High Yield                            0.59%        N/A           -4.05%
Income                                4.17%        N/A            2.52%
International Growth                 -23.23%       N/A           -0.50%
International Growth and Income      -23.42%       N/A           -6.43%
International New Opportunities      -31.14%       N/A           -9.97%
Investors                            -27.32%       N/A           -12.12%
Money Market                          0.76%        N/A            2.29%
New Opportunities                    -32.58%       N/A           -9.31%
New Value                             0.26%        N/A            2.12%
OTC & Emerging Growth                -47.85%       N/A           -22.92%
Research                             -21.48%       N/A           -4.75%
Small Cap Value                      14.81%        N/A           14.70%
Technology                           -41.44%       N/A           -52.21%
Utilities Growth and Income          -24.90%       N/A           -5.19%
Vista                                -35.88%       N/A           -5.66%
Voyager                              -24.99%       N/A           -4.53%
Voyager II                           -33.21%       N/A           -44.26%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.28%        N/A            7.04%
Asia Pacific Growth                  -26.67%       N/A           -12.54%
Capital Appreciation                 -16.77%       N/A           -20.18%
Diversified Income                    0.30%        N/A           -1.30%
The George Putnam Fund of Boston     -2.70%        N/A           -1.14%
Global Asset Allocation              -11.49%       N/A           -4.59%
Global Growth                        -32.32%       N/A           -10.99%
Growth and Income                    -9.41%        N/A           -4.78%
Growth Opportunities                 -34.60%       N/A           -32.73%
Health Sciences                      -22.50%       N/A            4.38%
High Yield                            0.44%        N/A           -4.19%
Income                                4.01%        N/A            2.37%
International Growth                 -23.34%       N/A           -0.65%
International Growth and Income      -23.54%       N/A           -6.57%
International New Opportunities      -31.25%       N/A           -10.11%
Investors                            -27.43%       N/A           -12.26%
Money Market                          0.60%        N/A            2.14%
New Opportunities                    -32.68%       N/A           -9.45%
New Value                             0.11%        N/A            1.97%
OTC & Emerging Growth                -47.93%       N/A           -23.04%
Research                             -21.60%       N/A           -4.90%
Small Cap Value                      14.63%        N/A           14.53%
Technology                           -41.53%       N/A           -52.28%
Utilities Growth and Income          -25.02%       N/A           -5.33%
Vista                                -35.98%       N/A           -5.81%
Voyager                              -25.11%       N/A           -4.68%
Voyager II                           -33.31%       N/A           -44.35%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)


                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.28%        N/A            7.04%
Asia Pacific Growth                  -26.67%       N/A           -12.54%
Capital Appreciation                 -16.77%       N/A           -20.18%
Diversified Income                    0.30%        N/A           -1.30%
The George Putnam Fund of Boston     -2.70%        N/A           -1.14%
Global Asset Allocation              -11.49%       N/A           -4.59%
Global Growth                        -32.32%       N/A           -10.99%
Growth and Income                    -9.41%        N/A           -4.78%
Growth Opportunities                 -34.60%       N/A           -32.73%
Health Sciences                      -22.50%       N/A            4.38%
High Yield                            0.44%        N/A           -4.19%
Income                                4.01%        N/A            2.37%
International Growth                 -23.34%       N/A           -0.65%
International Growth and Income      -23.54%       N/A           -6.57%
International New Opportunities      -31.25%       N/A           -10.11%
Investors                            -27.43%       N/A           -12.26%
Money Market                          0.60%        N/A            2.14%
New Opportunities                    -32.68%       N/A           -9.45%
New Value                             0.11%        N/A            1.97%
OTC & Emerging Growth                -47.93%       N/A           -23.04%
Research                             -21.60%       N/A           -4.90%
Small Cap Value                      14.63%        N/A           14.53%
Technology                           -41.53%       N/A           -52.28%
Utilities Growth and Income          -25.02%       N/A           -5.33%
Vista                                -35.98%       N/A           -5.81%
Voyager                              -25.11%       N/A           -4.68%
Voyager II                           -33.31%       N/A           -44.35%

 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.12%        N/A            6.88%
Asia Pacific Growth                  -26.78%       N/A           -12.67%
Capital Appreciation                 -16.90%       N/A           -20.30%
Diversified Income                    0.15%        N/A           -1.45%
The George Putnam Fund of Boston     -2.84%        N/A           -1.29%
Global Asset Allocation              -11.62%       N/A           -4.73%
Global Growth                        -32.42%       N/A           -11.13%
Growth and Income                    -9.54%        N/A           -4.93%
Growth Opportunities                 -34.70%       N/A           -32.83%
Health Sciences                      -22.62%       N/A            4.22%
High Yield                            0.28%        N/A           -4.34%
Income                                3.85%        N/A            2.21%
International Growth                 -23.46%       N/A           -0.79%
International Growth and Income      -23.65%       N/A           -6.71%
International New Opportunities      -31.35%       N/A           -10.24%
Investors                            -27.54%       N/A           -12.39%
Money Market                          0.45%        N/A            1.99%
New Opportunities                    -32.79%       N/A           -9.59%
New Value                            -0.04%        N/A            1.81%
OTC & Emerging Growth                -48.01%       N/A           -23.15%
Research                             -21.72%       N/A           -5.04%
Small Cap Value                      14.46%        N/A           14.36%
Technology                           -41.63%       N/A           -52.36%
Utilities Growth and Income          -25.13%       N/A           -5.48%
Vista                                -36.08%       N/A           -5.95%
Voyager                              -25.22%       N/A           -4.82%
Voyager II                           -33.42%       N/A           -44.44%

Non-Standardized Total Returns


Set out below are the non-standardized total returns for each Variable
Sub-Account since its inception through December 31, 2001. All of the Variable
Sub-Accounts commenced operations on April 30, 1999 except for the Putnam
American Government Income and Putnam Growth Opportunities Variable
Sub-Accounts, which commenced operations on February 4, 2000, the Putnam
Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown below do not reflect the withdrawal charge that may be imposed under the Putnam Allstate Advisor Preferred Contract.


(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection Option or Retirement Income Guarantee Rider)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.80%        N/A            8.14%
Asia Pacific Growth                  -25.25%       N/A           -11.94%
Capital Appreciation                 -15.33%       N/A           -18.71%
Diversified Income                    1.81%        N/A           -0.61%
The George Putnam Fund of Boston     -1.20%        N/A           -0.45%
Global Asset Allocation              -10.02%       N/A           -3.92%
Global Growth                        -30.92%       N/A           -10.39%
Growth and Income                    -7.93%        N/A           -4.10%
Growth Opportunities                 -33.21%       N/A           -31.48%
Health Sciences                      -21.07%       N/A            5.04%
High Yield                            1.94%        N/A           -3.50%
Income                                5.53%        N/A            3.07%
International Growth                 -21.92%       N/A           -0.02%
International Growth and Income      -22.11%       N/A           -5.93%
International New Opportunities      -29.85%       N/A           -9.51%
Investors                            -26.02%       N/A           -11.62%
Money Market                          2.11%        N/A            2.83%
New Opportunities                    -31.29%       N/A           -8.84%
New Value                             1.62%        N/A            2.67%
OTC & Emerging Growth                -46.59%       N/A           -22.36%
Research                             -20.17%       N/A           -4.25%
Small Cap Value                      16.19%        N/A           15.25%
Technology                           -40.17%       N/A           -50.84%
Utilities Growth and Income          -23.60%       N/A           -4.68%
Vista                                -34.60%       N/A           -5.19%
Voyager                              -23.69%       N/A           -4.05%
Voyager II                           -31.92%       N/A           -42.90%

(With the Enhanced Beneficiary Protection Option)
                                                             10 Year or Since
Variable Sub-Account                  1 Year       5 Year        Inception
American Government Income             4.64%        N/A            7.98%
Asia Pacific Growth                   -25.37%       N/A           -12.07%
Capital Appreciation                  -15.45%       N/A           -18.83%
Diversified Income                     1.66%        N/A           -0.76%
The George Putnam Fund of Boston      -1.35%        N/A           -0.59%
Global Asset Allocation               -10.15%       N/A           -4.07%
Global Growth                         -31.03%       N/A           -10.52%
Growth and Income                     -8.07%        N/A           -4.24%
Growth Opportunities                  -33.31%       N/A           -31.58%
Health Sciences                       -21.19%       N/A            4.88%
High Yield                             1.79%        N/A           -3.65%
Income                                 5.37%        N/A            2.91%
International Growth                  -22.04%       N/A           -0.17%
International Growth and Income       -22.23%       N/A           -6.07%
International New Opportunities       -29.96%       N/A           -9.64%
Investors                             -26.13%       N/A           -11.76%
Money Market                           1.96%        N/A            2.68%
New Opportunities                     -31.39%       N/A           -8.98%
New Value                              1.46%        N/A            2.52%
OTC & Emerging Growth                 -46.67%       N/A           -22.47%
Research                              -20.29%       N/A           -4.39%
Small Cap Value                       16.02%        N/A           15.08%
Technology                            -40.26%       N/A           -50.91%
Utilities Growth and Income           -23.71%       N/A           -4.82%
Vista                                 -34.70%       N/A           -5.34%
Voyager                               -23.80%       N/A           -4.20%
Voyager II                            -32.03%       N/A           -42.98%

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.59%        N/A            7.92%
Asia Pacific Growth                  -25.40%       N/A           -12.11%
Capital Appreciation                 -15.50%       N/A           -18.87%
Diversified Income                    1.61%        N/A           -0.81%
The George Putnam Fund of Boston     -1.40%        N/A           -0.64%
Global Asset Allocation              -10.20%       N/A           -4.12%
Global Growth                        -31.06%       N/A           -10.57%
Growth and Income                    -8.12%        N/A           -4.29%
Growth Opportunities                 -33.35%       N/A           -31.62%
Health Sciences                      -21.23%       N/A            4.83%
High Yield                            1.74%        N/A           -3.70%
Income                                5.32%        N/A            2.86%
International Growth                 -22.08%       N/A           -0.22%
International Growth and Income      -22.27%       N/A           -6.11%
International New Opportunities      -29.99%       N/A           -9.69%
Investors                            -26.17%       N/A           -11.80%
Money Market                          1.91%        N/A            2.63%
New Opportunities                    -31.43%       N/A           -9.03%
New Value                             1.41%        N/A            2.47%
OTC & Emerging Growth                -46.70%       N/A           -22.51%
Research                             -20.33%       N/A           -4.44%
Small Cap Value                      15.96%        N/A           15.02%
Technology                           -40.29%       N/A           -50.94%
Utilities Growth and Income          -23.75%       N/A           -4.87%
Vista                                -34.73%       N/A           -5.38%
Voyager                              -23.84%       N/A           -4.25%
Voyager II                           -32.06%       N/A           -43.01%

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.43%        N/A            7.76%
Asia Pacific Growth                  -25.52%       N/A           -12.24%
Capital Appreciation                 -15.62%       N/A           -18.99%
Diversified Income                    1.45%        N/A           -0.96%
The George Putnam Fund of Boston     -1.55%        N/A           -0.79%
Global Asset Allocation              -10.34%       N/A           -4.26%
Global Growth                        -31.17%       N/A           -10.70%
Growth and Income                    -8.26%        N/A           -4.43%
Growth Opportunities                 -33.45%       N/A           -31.72%
Health Sciences                      -21.35%       N/A            4.67%
High Yield                            1.59%        N/A           -3.84%
Income                                5.16%        N/A            2.71%
International Growth                 -22.19%       N/A           -0.37%
International Growth and Income      -22.39%       N/A           -6.25%
International New Opportunities      -30.10%       N/A           -9.82%
Investors                            -26.28%       N/A           -11.93%
Money Market                          1.75%        N/A            2.47%
New Opportunities                    -31.53%       N/A           -9.16%
New Value                             1.26%        N/A            2.31%
OTC & Emerging Growth                -46.78%       N/A           -22.63%
Research                             -20.45%       N/A           -4.58%
Small Cap Value                      15.78%        N/A           14.85%
Technology                           -40.38%       N/A           -51.01%
Utilities Growth and Income          -23.87%       N/A           -5.01%
Vista                                -34.83%       N/A           -5.53%
Voyager                              -23.96%       N/A           -4.39%
Voyager II                           -32.16%       N/A           -43.10%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.43%        N/A            7.76%
Asia Pacific Growth                  -25.52%       N/A           -12.24%
Capital Appreciation                 -15.62%       N/A           -18.99%
Diversified Income                    1.45%        N/A           -0.96%
The George Putnam Fund of Boston     -1.55%        N/A           -0.79%
Global Asset Allocation              -10.34%       N/A           -4.26%
Global Growth                        -31.17%       N/A           -10.70%
Growth and Income                    -8.26%        N/A           -4.43%
Growth Opportunities                 -33.45%       N/A           -31.72%
Health Sciences                      -21.35%       N/A            4.67%
High Yield                            1.59%        N/A           -3.84%
Income                                5.16%        N/A            2.71%
International Growth                 -22.19%       N/A           -0.37%
International Growth and Income      -22.39%       N/A           -6.25%
International New Opportunities      -30.10%       N/A           -9.82%
Investors                            -26.28%       N/A           -11.93%
Money Market                          1.75%        N/A            2.47%
New Opportunities                    -31.53%       N/A           -9.16%
New Value                             1.26%        N/A            2.31%
OTC & Emerging Growth                -46.78%       N/A           -22.63%
Research                             -20.45%       N/A           -4.58%
Small Cap Value                      15.78%        N/A           14.85%
Technology                           -40.38%       N/A           -51.01%
Utilities Growth and Income          -23.87%       N/A           -5.01%
Vista                                -34.83%       N/A           -5.53%
Voyager                              -23.96%       N/A           -4.39%
Voyager II                           -32.16%       N/A           -43.10%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Enhanced Beneficiary Protection Option)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.27%        N/A            7.60%
Asia Pacific Growth                  -25.63%       N/A           -12.37%
Capital Appreciation                 -15.75%       N/A           -19.11%
Diversified Income                    1.30%        N/A           -1.10%
The George Putnam Fund of Boston     -1.69%        N/A           -0.94%
Global Asset Allocation              -10.47%       N/A           -4.40%
Global Growth                        -31.27%       N/A           -10.83%
Growth and Income                    -8.39%        N/A           -4.58%
Growth Opportunities                 -33.55%       N/A           -31.82%
Health Sciences                      -21.47%       N/A            4.52%
High Yield                            1.43%        N/A           -3.99%
Income                                5.00%        N/A            2.55%
International Growth                 -22.31%       N/A           -0.52%
International Growth and Income      -22.50%       N/A           -6.39%
International New Opportunities      -30.20%       N/A           -9.96%
Investors                            -26.39%       N/A           -12.07%
Money Market                          1.60%        N/A            2.32%
New Opportunities                    -31.64%       N/A           -9.30%
New Value                             1.11%        N/A            2.16%
OTC & Emerging Growth                -46.86%       N/A           -22.75%
Research                             -20.57%       N/A           -4.73%
Small Cap Value                      15.61%        N/A           14.68%
Technology                           -40.48%       N/A           -51.08%
Utilities Growth and Income          -23.98%       N/A           -5.15%
Vista                                -34.93%       N/A           -5.67%
Voyager                              -24.07%       N/A           -4.53%
Voyager II                           -32.27%       N/A           -43.18%

(With Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.50%        N/A            7.84%
Asia Pacific Growth                  -25.55%       N/A           -12.24%
Capital Appreciation                 -15.63%       N/A           -19.17%
Diversified Income                    1.51%        N/A           -0.95%
The George Putnam Fund of Boston     -1.50%        N/A           -0.79%
Global Asset Allocation              -10.32%       N/A           -4.25%
Global Growth                        -31.22%       N/A           -10.68%
Growth and Income                    -8.23%        N/A           -4.45%
Growth Opportunities                 -33.51%       N/A           -31.85%
Health Sciences                      -21.37%       N/A            4.74%
High Yield                            1.64%        N/A           -3.85%
Income                                5.23%        N/A            2.73%
International Growth                 -22.22%       N/A           -0.30%
International Growth and Income      -22.41%       N/A           -6.24%
International New Opportunities      -30.15%       N/A           -9.79%
Investors                            -26.32%       N/A           -11.95%
Money Market                          1.81%        N/A            2.50%
New Opportunities                    -31.59%       N/A           -9.13%
New Value                             1.32%        N/A            2.32%
OTC & Emerging Growth                -46.89%       N/A           -22.76%
Research                             -20.47%       N/A           -4.56%
Small Cap Value                      15.89%        N/A           14.93%
Technology                           -40.47%       N/A           -51.29%
Utilities Growth and Income          -23.90%       N/A           -5.00%
Vista                                -34.90%       N/A           -5.47%
Voyager                              -23.99%       N/A           -4.34%
Voyager II                           -32.22%       N/A           -43.36%

(With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.34%        N/A            7.68%
Asia Pacific Growth                  -25.67%       N/A           -12.37%
Capital Appreciation                 -15.75%       N/A           -19.30%
Diversified Income                    1.36%        N/A           -1.10%
The George Putnam Fund of Boston     -1.65%        N/A           -0.94%
Global Asset Allocation              -10.45%       N/A           -4.40%
Global Growth                        -31.33%       N/A           -10.82%
Growth and Income                    -8.37%        N/A           -4.59%
Growth Opportunities                 -33.61%       N/A           -31.95%
Health Sciences                      -21.49%       N/A            4.59%
High Yield                            1.49%        N/A           -4.00%
Income                                5.07%        N/A            2.57%
International Growth                 -22.34%       N/A           -0.45%
International Growth and Income      -22.53%       N/A           -6.38%
International New Opportunities      -30.26%       N/A           -9.93%
Investors                            -26.43%       N/A           -12.08%
Money Market                          1.66%        N/A            2.35%
New Opportunities                    -31.69%       N/A           -9.27%
New Value                             1.16%        N/A            2.17%
OTC & Emerging Growth                -46.97%       N/A           -22.88%
Research                             -20.59%       N/A           -4.70%
Small Cap Value                      15.72%        N/A           14.76%
Technology                           -40.56%       N/A           -51.37%
Utilities Growth and Income          -24.01%       N/A           -5.14%
Vista                                -35.00%       N/A           -5.62%
Voyager                              -24.10%       N/A           -4.49%
Voyager II                           -32.33%       N/A           -43.45%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.29%        N/A            7.62%
Asia Pacific Growth                  -25.70%       N/A           -12.41%
Capital Appreciation                 -15.80%       N/A           -19.34%
Diversified Income                    1.31%        N/A           -1.15%
The George Putnam Fund of Boston     -1.70%        N/A           -0.99%
Global Asset Allocation              -10.50%       N/A           -4.45%
Global Growth                        -31.36%       N/A           -10.86%
Growth and Income                    -8.42%        N/A           -4.64%
Growth Opportunities                 -33.65%       N/A           -31.99%
Health Sciences                      -21.53%       N/A            4.53%
High Yield                            1.44%        N/A           -4.05%
Income                                5.02%        N/A            2.52%
International Growth                 -22.38%       N/A           -0.50%
International Growth and Income      -22.57%       N/A           -6.43%
International New Opportunities      -30.29%       N/A           -9.97%
Investors                            -26.47%       N/A           -12.12%
Money Market                          1.61%        N/A            2.29%
New Opportunities                    -31.73%       N/A           -9.31%
New Value                             1.11%        N/A            2.12%
OTC & Emerging Growth                -47.00%       N/A           -22.92%
Research                             -20.63%       N/A           -4.75%
Small Cap Value                      15.66%        N/A           14.70%
Technology                           -40.59%       N/A           -51.39%
Utilities Growth and Income          -24.05%       N/A           -5.19%
Vista                                -35.03%       N/A           -5.66%
Voyager                              -24.14%       N/A           -4.53%
Voyager II                           -32.36%       N/A           -43.48%

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Retirement Income Guarantee Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.13%        N/A            7.46%
Asia Pacific Growth                  -25.82%       N/A           -12.54%
Capital Appreciation                 -15.92%       N/A           -19.46%
Diversified Income                    1.15%        N/A           -1.30%
The George Putnam Fund of Boston     -1.85%        N/A           -1.14%
Global Asset Allocation              -10.64%       N/A           -4.59%
Global Growth                        -31.47%       N/A           -10.99%
Growth and Income                    -8.56%        N/A           -4.78%
Growth Opportunities                 -33.75%       N/A           -32.09%
Health Sciences                      -21.65%       N/A            4.38%
High Yield                            1.29%        N/A           -4.19%
Income                                4.86%        N/A            2.37%
International Growth                 -22.49%       N/A           -0.65%
International Growth and Income      -22.69%       N/A           -6.57%
International New Opportunities      -30.40%       N/A           -10.11%
Investors                            -26.58%       N/A           -12.26%
Money Market                          1.45%        N/A            2.14%
New Opportunities                    -31.83%       N/A           -9.45%
New Value                             0.96%        N/A            1.97%
OTC & Emerging Growth                -47.08%       N/A           -23.04%
Research                             -20.75%       N/A           -4.90%
Small Cap Value                      15.48%        N/A           14.53%
Technology                           -40.68%       N/A           -51.47%
Utilities Growth and Income          -24.17%       N/A           -5.33%
Vista                                -35.13%       N/A           -5.81%
Voyager                              -24.26%       N/A           -4.68%
Voyager II                           -32.46%       N/A           -43.56%


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)


                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            4.13%        N/A            7.46%
Asia Pacific Growth                  -25.82%       N/A           -12.54%
Capital Appreciation                 -15.92%       N/A           -19.46%
Diversified Income                    1.15%        N/A           -1.30%
The George Putnam Fund of Boston     -1.85%        N/A           -1.14%
Global Asset Allocation              -10.64%       N/A           -4.59%
Global Growth                        -31.47%       N/A           -10.99%
Growth and Income                    -8.56%        N/A           -4.78%
Growth Opportunities                 -33.75%       N/A           -32.09%
Health Sciences                      -21.65%       N/A            4.38%
High Yield                            1.29%        N/A           -4.19%
Income                                4.86%        N/A            2.37%
International Growth                 -22.49%       N/A           -0.65%
International Growth and Income      -22.69%       N/A           -6.57%
International New Opportunities      -30.40%       N/A           -10.11%
Investors                            -26.58%       N/A           -12.26%
Money Market                          1.45%        N/A            2.14%
New Opportunities                    -31.83%       N/A           -9.45%
New Value                             0.96%        N/A            1.97%
OTC & Emerging Growth                -47.08%       N/A           -23.04%
Research                             -20.75%       N/A           -4.90%
Small Cap Value                      15.48%        N/A           14.53%
Technology                           -40.68%       N/A           -51.47%
Utilities Growth and Income          -24.17%       N/A           -5.33%
Vista                                -35.13%       N/A           -5.81%
Voyager                              -24.26%       N/A           -4.68%
Voyager II                           -32.46%       N/A           -43.56%

 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.97%        N/A            7.30%
Asia Pacific Growth                  -25.93%       N/A           -12.67%
Capital Appreciation                 -16.05%       N/A           -19.58%
Diversified Income                    1.00%        N/A           -1.45%
The George Putnam Fund of Boston     -1.99%        N/A           -1.29%
Global Asset Allocation              -10.77%       N/A           -4.73%
Global Growth                        -31.57%       N/A           -11.13%
Growth and Income                    -8.69%        N/A           -4.93%
Growth Opportunities                 -33.85%       N/A           -32.19%
Health Sciences                      -21.77%       N/A            4.22%
High Yield                            1.13%        N/A           -4.34%
Income                                4.70%        N/A            2.21%
International Growth                 -22.61%       N/A           -0.79%
International Growth and Income      -22.80%       N/A           -6.71%
International New Opportunities      -30.50%       N/A           -10.24%
Investors                            -26.69%       N/A           -12.39%
Money Market                          1.30%        N/A            1.99%
New Opportunities                    -31.94%       N/A           -9.59%
New Value                             0.81%        N/A            1.81%
OTC & Emerging Growth                -47.16%       N/A           -23.15%
Research                             -20.87%       N/A           -5.04%
Small Cap Value                      15.31%        N/A           14.36%
Technology                           -40.78%       N/A           -51.54%
Utilities Growth and Income          -24.28%       N/A           -5.48%
Vista                                -35.23%       N/A           -5.95%
Voyager                              -24.37%       N/A           -4.82%
Voyager II                           -32.57%       N/A           -43.65%


Adjusted Historical Total Returns


Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Fund's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Funds' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.

Each of the Funds (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Diversified
Income, Growth and Income, and International Growth Funds, which commenced operations on April 6, 1998, the Putnam VT Research Fund, which commenced operations September 30, 1998, the Putnam VT Small Cap Value Fund, which commenced operations April 30, 1999, the Putnam VT American Government Fund and
Putnam VT Growth Opportunities Fund, which commenced operations on January 31,
2000, the Putnam VT Technology Fund, which commenced operations on June 14,
2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which commenced operations on September 1, 2000. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown as follows:



Variable Sub-Account                   Inception Date of Corresponding Fund
American Government Income                           01/31/00
Asia Pacific Growth                                  05/01/95
Capital Appreciation                                 09/28/00
Diversified Income                                   09/15/93
The George Putnam Fund of Boston                     04/30/98
Global Asset Allocation                              02/01/88
Global Growth                                        05/01/90
Growth and Income                                    02/01/88
Growth Opportunities                                 01/31/00
Health Sciences                                      04/30/98
High Yield                                           02/01/88
Income                                               02/01/88
International Growth                                 01/02/97
International Growth and Income                      01/02/97
International New Opportunities                      01/02/97
Investors                                            04/30/98
Money Market                                         02/01/88
New Opportunities                                    05/02/94
New Value                                            01/02/97
OTC & Emerging Growth                                04/30/98
Research                                             09/29/98
Small Cap Value                                      04/30/99
Technology                                           06/14/00
Utilities Growth and Income                          05/01/92
Vista                                                01/02/97
Voyager                                              02/01/88
Voyager II                                           09/29/00


(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary
Protection  Option or a  Retirement Income Guarantee Rider)
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year        Inception
American Government Income            3.95%        N/A            7.44%
Asia Pacific Growth                  -26.10%      -8.27%         -5.14%
Capital Appreciation                 -16.18%       N/A           -19.28%
Diversified Income                    0.96%       0.42%           2.45%
The George Putnam Fund of Boston     -2.05%        N/A            1.86%
Global Asset Allocation              -10.87%      3.96%           6.90%
Global Growth                        -31.77%      2.05%           6.00%
Growth and Income                    -8.78%       6.17%           9.97%
Growth Opportunities                 -34.06%       N/A           -30.04%
Health Sciences                      -21.92%       N/A            2.70%
High Yield                            1.09%       -0.15%          5.49%
Income                                4.68%       4.11%           4.78%
International Growth                 -22.77%       N/A            7.77%
International Growth and Income      -22.96%       N/A            4.04%
International New Opportunities      -30.70%       N/A           -1.22%
Investors                            -26.87%       N/A           -3.64%
Money Market                          1.26%       3.05%           2.67%
New Opportunities                    -32.14%      4.19%           9.60%
New Value                             0.77%        N/A            7.79%
OTC & Emerging Growth                -47.44%       N/A           -14.16%
Research                             -21.02%       N/A            4.31%
Small Cap Value                      15.34%        N/A           15.25%
Technology                           -41.02%       N/A           -45.26%
Utilities Growth and Income          -24.45%      3.98%           6.96%
Vista                                -35.45%       N/A            5.68%
Voyager                              -24.54%      8.13%          11.01%
Voyager II                           -32.77%       N/A           -43.48%

* The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Enhanced Beneficiary Protection Option)*
                                                             10 Year or Since
Variable Sub-Account                  1 Year       5 Year       Inception**
American Government Income             3.79%        N/A            7.28%
Asia Pacific Growth                   -26.22%      -8.41%         -5.28%
Capital Appreciation                  -16.30%       N/A           -19.41%
Diversified Income                     0.81%       0.27%           2.30%
The George Putnam Fund of Boston      -2.20%        N/A            1.71%
Global Asset Allocation               -11.00%      3.81%           6.74%
Global Growth                         -31.88%      1.89%           5.84%
Growth and Income                     -8.92%       6.01%           9.80%
Growth Opportunities                  -34.16%       N/A           -30.15%
Health Sciences                       -22.04%       N/A            2.54%
High Yield                             0.94%       -0.30%          5.33%
Income                                 4.52%       3.95%           4.62%
International Growth                  -22.89%       N/A            7.61%
International Growth and Income       -23.08%       N/A            3.88%
International New Opportunities       -30.81%       N/A           -1.36%
Investors                             -26.98%       N/A           -3.79%
Money Market                           1.11%       2.89%           2.51%
New Opportunities                     -32.24%      4.03%           9.44%
New Value                              0.61%        N/A            7.62%
OTC & Emerging Growth                 -47.52%       N/A           -14.29%
Research                              -21.14%       N/A            4.16%
Small Cap Value                       15.17%        N/A           15.08%
Technology                            -41.11%       N/A           -45.34%
Utilities Growth and Income           -24.56%      3.83%           6.80%
Vista                                 -35.55%       N/A            5.52%
Voyager                               -24.65%      7.97%          10.84%
Voyager II                            -32.88%       N/A           -43.56%

* Performance figures have been adjusted to reflect the current charge for the Enhanced Beneficiary Protection Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds
     (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.74%        N/A            7.22%
Asia Pacific Growth                  -26.25%      -8.45%         -5.32%
Capital Appreciation                 -16.35%       N/A           -19.45%
Diversified Income                    0.76%       0.22%           2.25%
The George Putnam Fund of Boston     -2.25%        N/A            1.66%
Global Asset Allocation              -11.05%      3.76%           6.69%
Global Growth                        -31.91%      1.84%           5.79%
Growth and Income                    -8.97%       5.96%           9.75%
Growth Opportunities                 -34.20%       N/A           -30.18%
Health Sciences                      -22.08%       N/A            2.49%
High Yield                            0.89%       -0.35%          5.28%
Income                                4.47%       3.90%           4.57%
International Growth                 -22.93%       N/A            7.56%
International Growth and Income      -23.12%       N/A            3.83%
International New Opportunities      -30.84%       N/A           -1.41%
Investors                            -27.02%       N/A           -3.83%
Money Market                          1.06%       2.84%           2.46%
New Opportunities                    -32.28%      3.98%           9.38%
New Value                             0.56%        N/A            7.57%
OTC & Emerging Growth                -47.55%       N/A           -14.33%
Research                             -21.18%       N/A            4.11%
Small Cap Value                      15.11%        N/A           15.02%
Technology                           -41.14%       N/A           -45.37%
Utilities Growth and Income          -24.60%      3.78%           6.74%
Vista                                -35.58%       N/A            5.46%
Voyager                              -24.69%      7.92%          10.79%
Voyager II                           -32.91%       N/A           -43.59%

*Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With the Earnings Protection Death Benefit Option, assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.58%        N/A            7.06%
Asia Pacific Growth                  -26.37%      -8.59%         -5.47%
Capital Appreciation                 -16.47%       N/A           -19.57%
Diversified Income                    0.60%       0.07%           2.09%
The George Putnam Fund of Boston     -2.40%        N/A            1.51%
Global Asset Allocation              -11.19%      3.60%           6.53%
Global Growth                        -32.02%      1.69%           5.63%
Growth and Income                    -9.11%       5.80%           9.58%
Growth Opportunities                 -34.30%       N/A           -30.29%
Health Sciences                      -22.20%       N/A            2.34%
High Yield                            0.74%       -0.50%          5.12%
Income                                4.31%       3.74%           4.41%
International Growth                 -23.04%       N/A            7.40%
International Growth and Income      -23.24%       N/A            3.67%
International New Opportunities      -30.95%       N/A           -1.56%
Investors                            -27.13%       N/A           -3.98%
Money Market                          0.90%       2.69%           2.31%
New Opportunities                    -32.38%      3.82%           9.22%
New Value                             0.41%        N/A            7.41%
OTC & Emerging Growth                -47.63%       N/A           -14.46%
Research                             -21.30%       N/A            3.95%
Small Cap Value                      14.93%        N/A           14.85%
Technology                           -41.23%       N/A           -45.45%
Utilities Growth and Income          -24.72%      3.62%           6.58%
Vista                                -35.68%       N/A            5.31%
Voyager                              -24.81%      7.75%          10.62%
Voyager II                           -33.01%       N/A           -43.68%

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and Enhanced Beneficiary Protection Option)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.58%        N/A            7.06%
Asia Pacific Growth                  -26.37%      -8.59%         -5.47%
Capital Appreciation                 -16.47%       N/A           -19.57%
Diversified Income                    0.60%       0.07%           2.09%
The George Putnam Fund of Boston     -2.40%        N/A            1.51%
Global Asset Allocation              -11.19%      3.60%           6.53%
Global Growth                        -32.02%      1.69%           5.63%
Growth and Income                    -9.11%       5.80%           9.58%
Growth Opportunities                 -34.30%       N/A           -30.29%
Health Sciences                      -22.20%       N/A            2.34%
High Yield                            0.74%       -0.50%          5.12%
Income                                4.31%       3.74%           4.41%
International Growth                 -23.04%       N/A            7.40%
International Growth and Income      -23.24%       N/A            3.67%
International New Opportunities      -30.95%       N/A           -1.56%
Investors                            -27.13%       N/A           -3.98%
Money Market                          0.90%       2.69%           2.31%
New Opportunities                    -32.38%      3.82%           9.22%
New Value                             0.41%        N/A            7.41%
OTC & Emerging Growth                -47.63%       N/A           -14.46%
Research                             -21.30%       N/A            3.95%
Small Cap Value                      14.93%        N/A           14.85%
Technology                           -41.23%       N/A           -45.45%
Utilities Growth and Income          -24.72%      3.62%           6.58%
Vista                                -35.68%       N/A            5.31%
Voyager                              -24.81%      7.75%          10.62%
Voyager II                           -33.01%       N/A           -43.68%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection
Option as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date)
and Enhanced Beneficiary Protection Option)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.42%        N/A            6.90%
Asia Pacific Growth                  -26.48%      -8.73%         -5.61%
Capital Appreciation                 -16.60%       N/A           -19.69%
Diversified Income                    0.45%       -0.08%          1.94%
The George Putnam Fund of Boston     -2.54%        N/A            1.36%
Global Asset Allocation              -11.32%      3.44%           6.37%
Global Growth                        -32.12%      1.54%           5.47%
Growth and Income                    -9.24%       5.64%           9.42%
Growth Opportunities                 -34.40%       N/A           -30.40%
Health Sciences                      -22.32%       N/A            2.18%
High Yield                            0.58%       -0.65%          4.96%
Income                                4.15%       3.59%           4.26%
International Growth                 -23.16%       N/A            7.23%
International Growth and Income      -23.35%       N/A            3.52%
International New Opportunities      -31.05%       N/A           -1.71%
Investors                            -27.24%       N/A           -4.12%
Money Market                          0.75%       2.53%           2.15%
New Opportunities                    -32.49%      3.67%           9.06%
New Value                             0.26%        N/A            7.25%
OTC & Emerging Growth                -47.71%       N/A           -14.59%
Research                             -21.42%       N/A            3.79%
Small Cap Value                      14.76%        N/A           14.68%
Technology                           -41.33%       N/A           -45.54%
Utilities Growth and Income          -24.83%      3.46%           6.42%
Vista                                -35.78%       N/A            5.15%
Voyager                              -24.92%      7.59%          10.46%
Voyager II                           -33.12%       N/A           -43.76%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection
Option as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shared), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

(With Retirement Income Guarantee Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.65%        N/A            7.14%
Asia Pacific Growth                  -26.40%      -8.59%         -5.45%
Capital Appreciation                 -16.48%       N/A           -19.75%
Diversified Income                    0.66%       0.13%           2.16%
The George Putnam Fund of Boston     -2.35%        N/A            1.54%
Global Asset Allocation              -11.17%      3.72%           6.69%
Global Growth                        -32.07%      1.83%           5.81%
Growth and Income                    -9.08%       5.93%           9.78%
Growth Opportunities                 -34.36%       N/A           -30.40%
Health Sciences                      -22.22%       N/A            2.40%
High Yield                            0.79%       -0.44%          5.29%
Income                                4.38%       3.83%           4.54%
International Growth                 -23.07%       N/A            7.55%
International Growth and Income      -23.26%       N/A            3.80%
International New Opportunities      -31.00%       N/A           -1.47%
Investors                            -27.17%       N/A           -3.92%
Money Market                          0.96%       2.77%           2.39%
New Opportunities                    -32.44%      3.98%           9.42%
New Value                             0.47%        N/A            7.53%
OTC & Emerging Growth                -47.74%       N/A           -14.45%
Research                             -21.32%       N/A            4.02%
Small Cap Value                      15.04%        N/A           14.93%
Technology                           -41.32%       N/A           -45.69%
Utilities Growth and Income          -24.75%      3.75%           6.74%
Vista                                -35.75%       N/A            5.47%
Voyager                              -24.84%      7.93%          10.83%
Voyager II                           -33.07%       N/A           -43.94%

* Performance figures have been adjusted to reflect the current charge for Retirement Income Guarantee Rider 2 as if that feature had been available throughout the periods shown. For purposes of computing the Rider fee, we assumed that Income Base B applied, that there were no additional purchase payments or withdrawals, and that the Contract Issue Date coincided with the inception date of the Fund (Class IA shares).

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


 (With the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.49%        N/A            6.98%
Asia Pacific Growth                  -26.52%      -8.73%         -5.59%
Capital Appreciation                 -16.60%       N/A           -19.87%
Diversified Income                    0.51%       -0.02%          2.00%
The George Putnam Fund of Boston     -2.50%        N/A            1.39%
Global Asset Allocation              -11.30%      3.56%           6.53%
Global Growth                        -32.18%      1.67%           5.65%
Growth and Income                    -9.22%       5.77%           9.61%
Growth Opportunities                 -34.46%       N/A           -30.51%
Health Sciences                      -22.34%       N/A            2.24%
High Yield                            0.64%       -0.59%          5.13%
Income                                4.22%       3.67%           4.38%
International Growth                 -23.19%       N/A            7.39%
International Growth and Income      -23.38%       N/A            3.65%
International New Opportunities      -31.11%       N/A           -1.61%
Investors                            -27.28%       N/A           -4.07%
Money Market                          0.81%       2.61%           2.24%
New Opportunities                    -32.54%      3.82%           9.26%
New Value                             0.31%        N/A            7.37%
OTC & Emerging Growth                -47.82%       N/A           -14.58%
Research                             -21.44%       N/A            3.86%
Small Cap Value                      14.87%        N/A           14.76%
Technology                           -41.41%       N/A           -45.77%
Utilities Growth and Income          -24.86%      3.60%           6.58%
Vista                                -35.85%       N/A            5.31%
Voyager                              -24.95%      7.77%          10.67%
Voyager II                           -33.18%       N/A           -44.03%

* Performance figures have been adjusted to reflect the current charges for the Enhanced Beneficiary Protection Option and Retirement Income Guarantee
     Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares, adjusted to reflect the current expenses of the Funds (Class IB shares).


 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date) and
Retirement Income Guarantee Rider 2)*
                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.44%        N/A            6.92%
Asia Pacific Growth                  -26.55%      -8.78%         -5.64%
Capital Appreciation                 -16.65%       N/A           -19.91%
Diversified Income                    0.46%       -0.07%          1.95%
The George Putnam Fund of Boston     -2.55%        N/A            1.34%
Global Asset Allocation              -11.35%      3.51%           6.48%
Global Growth                        -32.21%      1.62%           5.59%
Growth and Income                    -9.27%       5.72%           9.56%
Growth Opportunities                 -34.50%       N/A           -30.55%
Health Sciences                      -22.38%       N/A            2.19%
High Yield                            0.59%       -0.64%          5.07%
Income                                4.17%       3.62%           4.32%
International Growth                 -23.23%       N/A            7.34%
International Growth and Income      -23.42%       N/A            3.59%
International New Opportunities      -31.14%       N/A           -1.66%
Investors                            -27.32%       N/A           -4.11%
Money Market                          0.76%       2.56%           2.18%
New Opportunities                    -32.58%      3.77%           9.20%
New Value                             0.26%        N/A            7.31%
OTC & Emerging Growth                -47.85%       N/A           -14.63%
Research                             -21.48%       N/A            3.81%
Small Cap Value                      14.81%        N/A           14.70%
Technology                           -41.44%       N/A           -45.80%
Utilities Growth and Income          -24.90%      3.54%           6.53%
Vista                                -35.88%       N/A            5.26%
Voyager                              -24.99%      7.71%          10.61%
Voyager II                           -33.21%       N/A           -44.06%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Retirement Income
     Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application Date) and Retirement Income Guarantee Rider 2)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.28%        N/A            6.76%
Asia Pacific Growth                  -26.67%      -8.91%         -5.78%
Capital Appreciation                 -16.77%       N/A           -20.04%
Diversified Income                    0.30%       -0.22%          1.80%
The George Putnam Fund of Boston     -2.70%        N/A            1.19%
Global Asset Allocation              -11.49%      3.36%           6.32%
Global Growth                        -32.32%      1.47%           5.43%
Growth and Income                    -9.41%       5.56%           9.39%
Growth Opportunities                 -34.60%       N/A           -30.65%
Health Sciences                      -22.50%       N/A            2.04%
High Yield                            0.44%       -0.79%          4.91%
Income                                4.01%       3.46%           4.17%
International Growth                 -23.34%       N/A            7.18%
International Growth and Income      -23.54%       N/A            3.44%
International New Opportunities      -31.25%       N/A           -1.81%
Investors                            -27.43%       N/A           -4.26%
Money Market                          0.60%       2.40%           2.03%
New Opportunities                    -32.68%      3.61%           9.04%
New Value                             0.11%        N/A            7.15%
OTC & Emerging Growth                -47.93%       N/A           -14.75%
Research                             -21.60%       N/A            3.65%
Small Cap Value                      14.63%        N/A           14.53%
Technology                           -41.53%       N/A           -45.88%
Utilities Growth and Income          -25.02%      3.39%           6.37%
Vista                                -35.98%       N/A            5.10%
Voyager                              -25.11%      7.55%          10.44%
Voyager II                           -33.31%       N/A           -44.14%


* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option and Retirement Income
     Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 65 or younger on the Rider Application Date),
Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.28%        N/A            6.76%
Asia Pacific Growth                  -26.67%      -8.91%         -5.78%
Capital Appreciation                 -16.77%       N/A           -20.04%
Diversified Income                    0.30%       -0.22%          1.80%
The George Putnam Fund of Boston     -2.70%        N/A            1.19%
Global Asset Allocation              -11.49%      3.36%           6.32%
Global Growth                        -32.32%      1.47%           5.43%
Growth and Income                    -9.41%       5.56%           9.39%
Growth Opportunities                 -34.60%       N/A           -30.65%
Health Sciences                      -22.50%       N/A            2.04%
High Yield                            0.44%       -0.79%          4.91%
Income                                4.01%       3.46%           4.17%
International Growth                 -23.34%       N/A            7.18%
International Growth and Income      -23.54%       N/A            3.44%
International New Opportunities      -31.25%       N/A           -1.81%
Investors                            -27.43%       N/A           -4.26%
Money Market                          0.60%       2.40%           2.03%
New Opportunities                    -32.68%      3.61%           9.04%
New Value                             0.11%        N/A            7.15%
OTC & Emerging Growth                -47.93%       N/A           -14.75%
Research                             -21.60%       N/A            3.65%
Small Cap Value                      14.63%        N/A           14.53%
Technology                           -41.53%       N/A           -45.88%
Utilities Growth and Income          -25.02%      3.39%           6.37%
Vista                                -35.98%       N/A            5.10%
Voyager                              -25.11%      7.55%          10.44%
Voyager II                           -33.31%       N/A           -44.14%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option, Enhanced Beneficiary
     Protection Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

**   The inception dates for the Funds appear under the heading "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).


 (With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 66 and 75 on the Rider Application
Date), Enhanced Beneficiary Protection Option and Retirement Income Guarantee
Rider 2)*

                                                            10 Year or Since
Variable Sub-Account                 1 Year       5 Year       Inception**
American Government Income            3.12%        N/A            6.60%
Asia Pacific Growth                  -26.78%      -9.05%         -5.92%
Capital Appreciation                 -16.90%       N/A           -20.16%
Diversified Income                    0.15%       -0.38%          1.64%
The George Putnam Fund of Boston     -2.84%        N/A            1.03%
Global Asset Allocation              -11.62%      3.20%           6.15%
Global Growth                        -32.42%      1.32%           5.27%
Growth and Income                    -9.54%       5.40%           9.23%
Growth Opportunities                 -34.70%       N/A           -30.76%
Health Sciences                      -22.62%       N/A            1.89%
High Yield                            0.28%       -0.94%          4.76%
Income                                3.85%       3.31%           4.01%
International Growth                 -23.46%       N/A            7.02%
International Growth and Income      -23.65%       N/A            3.28%
International New Opportunities      -31.35%       N/A           -1.96%
Investors                            -27.54%       N/A           -4.40%
Money Market                          0.45%       2.25%           1.87%
New Opportunities                    -32.79%      3.46%           8.87%
New Value                            -0.04%        N/A            6.99%
OTC & Emerging Growth                -48.01%       N/A           -14.88%
Research                             -21.72%       N/A            3.50%
Small Cap Value                      14.46%        N/A           14.36%
Technology                           -41.63%       N/A           -45.97%
Utilities Growth and Income          -25.13%      3.23%           6.21%
Vista                                -36.08%       N/A            4.94%
Voyager                              -25.22%      7.39%          10.28%
Voyager II                           -33.42%       N/A           -44.23%

* Performance figures have been adjusted to reflect the current charges for the Earnings Protection Death Benefit Option, Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear under the heading "Adjusted Historical Total Returns," above. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares).

Independent Auditors' Report

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

     We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts. These financial statements and financial schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002
(March 28, 2002 as to Note 18)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                       Year Ended December 31,
                                                                                     2001       2000       1999
                                                                                     ----       ----       ----
                                                                                            (in millions)
Revenues
Premiums (net of reinsurance ceded of $323, $302 and $241)                            $1,046     $1,069      $  838
Contract charges                                                                         821        798         723
Net investment income                                                                  2,839      2,589       2,239
Realized capital gains and losses                                                       (213)       (26)        192
                                                                                      ------     ------      ------

                                                                                       4,493      4,430       3,992
                                                                                      ------     ------      ------

Costs and expenses
Contract benefits (net of reinsurance recoverable of $277, $243 and $161)              1,485      1,439       1,251
Interest credited to contractholders' funds                                            1,670      1,519       1,260
Amortization of deferred policy acquisition costs                                        365        418         367
Operating costs and expenses                                                             416        343         344
                                                                                      ------     ------      ------

                                                                                       3,936      3,719       3,222
Loss on disposition of operations                                                         (4)        --          --
                                                                                      ------     ------      ------

Income from operations before income tax expense and cumulative effect
 of change in accounting principle                                                       553        711         770
Income tax expense                                                                       179        241         266
                                                                                      ------     ------     -------

Income before cumulative effect of change in accounting principle                        374        470         504
                                                                                      ------     ------     -------

Cumulative effect of change in accounting for derivatives and embedded derivative financial instruments, after-tax

                                                                                          (6)        --        --
                                                                                       -----     ------     -------

Net income                                                                               368        470         504
                                                                                       -----     ------     -------

Other comprehensive income (loss), after tax
Changes in:
   Unrealized net capital gains and losses                                                76        351        (646)
   Unrealized foreign currency translation adjustments                                     2         (2)          1

Other comprehensive income (loss), after-tax                                              78        349        (645)
                                                                                       -----     ------     -------

Comprehensive income (loss)                                                            $ 446     $  819     $  (141)
                                                                                       =====     ======     =======





See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION


                                                                                                        December 31,
                                                                                                      2001        2000
                                                                                                    --------   ---------
                                                                                                    (in millions, except
                                                                                                       par value data)
Assets
Investments
   Fixed income securities, at fair value (amortized cost $35,718 and $31,052)                         $37,226     $32,281
   Mortgage loans                                                                                        5,450       4,351
   Equity securities, at fair value (cost $196 and $425)                                                   201         473
   Short-term                                                                                              672         836
   Policy loans                                                                                            673         644
   Other                                                                                                    75          35
                                                                                                       -------     -------

      Total investments                                                                                 44,297      38,620
Cash                                                                                                       130          58
Deferred policy acquisition costs                                                                        2,997       2,926
Reinsurance recoverables, net                                                                              950         614
Accrued investment income                                                                                  479         494
Other assets                                                                                               182         181
Separate Accounts                                                                                       13,587      15,298
                                                                                                       -------     -------

        Total assets                                                                                   $62,622     $58,191
                                                                                                       =======     =======


Liabilities
Contractholder funds                                                                                    $32,301     $27,676
Reserve for life-contingent contract benefits                                                             8,632       8,000
Unearned premiums                                                                                             9          48
Payable to affiliates, net                                                                                   74          52
Other liabilities and accrued expenses                                                                    2,053       1,487
Deferred income taxes                                                                                       569         505
Separate Accounts                                                                                        13,587      15,298
                                                                                                        -------     -------

        Total liabilities                                                                                57,225      53,066
                                                                                                        -------     -------

Commitments and Contingent Liabilities (Note 10)

Shareholder's Equity
Redeemable preferred stock--series A, $100 par value, 1,500,000 shares
   authorized, 1,035,610 and 920,210 shares issued and outstanding                                          104          92
Redeemable preferred stock--series A subscriptions receivable                                               (14)         --
Redeemable preferred stock--series B, $100 par value, 1,500,000 shares authorized, 0 and 1,170,000 shares issued and outstanding
                                                                                                             --         117
Common stock, $227 par value, 23,800 shares authorized and outstanding                                        5           5
Additional capital paid-in                                                                                  717         600
Retained income                                                                                           3,948       3,752
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                                  636         560
   Unrealized foreign currency translation adjustments                                                        1          (1)
                                                                                                        -------     -------

        Total accumulated other comprehensive income                                                        637         559
                                                                                                        -------     -------

        Total shareholder's equity                                                                        5,397       5,125
                                                                                                        -------     -------

        Total liabilities and shareholder's equity                                                      $62,622     $58,191
                                                                                                        =======     =======

See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                                         Year Ended December 31,
                                                                                                       2001       2000       1999
                                                                                                       ----       ----       ----
                                                                                                              (in millions)
Redeemable preferred stock--series A
Balance, beginning of year                                                                           $   92    $    66     $   58
Issuance of stock                                                                                        15         26          8
Redemption of stock                                                                                      (3)        --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                    104         92         66
                                                                                                     ------    -------     ------

Redeemable preferred stock--series A subscriptions receivable                                           (14)        --         --
                                                                                                     ------    -------     ------

Redeemable preferred stock--series B
Balance, beginning of year                                                                              117        117        117
Redemption of stock                                                                                    (117)        --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                     --        117        117
                                                                                                     ------    -------     ------

Common stock
Balance, beginning of year                                                                                5          5          5
Issuance of stock                                                                                        --         --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                      5          5          5
                                                                                                     ------    -------     ------
Additional capital paid in
Balance, beginning of year                                                                              600        600        600
Capital contribution                                                                                    117         --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                    717        600        600
                                                                                                     ------    -------     ------

Retained income
Balance, beginning of year                                                                            3,752      3,367      2,963
Net income                                                                                              368        470        504
Dividends                                                                                              (172)       (85)      (100)

Balance, end of year                                                                                  3,948      3,752      3,367
                                                                                                     ------    -------     ------
Accumulated other comprehensive income
Balance, beginning of year                                                                              559        210        855
Change in unrealized net capital gains and net losses on derivative financial instruments                76        351       (646)
Change in unrealized foreign currency translation adjustments                                             2        (2)          1
                                                                                                     ------    -------     ------
Balance, end of year                                                                                    637        559        210
                                                                                                     ------    -------     ------

Total shareholder's equity                                                                           $5,397    $ 5,125     $4,365
                                                                                                     ======    =======     ======



See notes to consolidated financial statements.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                Year Ended December 31,
                                                                                                 2001          2000         1999
                                                                                                 ----          ----         ----
                                                                                                     (in millions)
Cash flows from operating activities
Net income                                                                                    $   368      $    470      $   504
   Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization and other non-cash items                                                         (261)         (232)        (147)
   Realized capital gains and losses                                                              213            26         (192)
   Loss on disposition of operations                                                                4            --           --
   Cumulative effect of change in accounting for derivative and embedded derivative                 6            --           --
      financial instruments
   Interest credited to contractholder funds                                                    1,670         1,439        1,251
   Changes in:
      Contract benefit and other insurance reserves                                                38            91         (49)
      Unearned premiums                                                                           (39)          (10)         (30)
      Deferred policy acquisition costs                                                          (272)         (349)        (261)
      Reinsurance recoverables                                                                   (145)         (139)         (41)
      Income taxes payable                                                                         26           128           58
      Other operating assets and liabilities                                                      145          (125)         (48)
                                                                                             --------      --------     --------
           Net cash provided by operating activities                                            1,753         1,299        1,045
                                                                                             --------      --------     --------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities                                                                      6,844         6,923        4,680
   Real estate                                                                                     10            --           --
   Equity securities                                                                              540           985          992
Investment collections
   Fixed income securities                                                                      3,434         2,041        2,907
   Mortgage loans                                                                                 359           390          392
Investments purchases
   Fixed income securities                                                                    (14,465)      (12,319)     (10,071)
   Equity securities                                                                             (318)         (894)        (862)
   Mortgage loans                                                                              (1,456)         (938)        (908)
Acquisitions, net of cash received                                                                 67            --           --
Change in short-term investments, net                                                             330           281            4
Change in other investments, net                                                                  (44)          (46)         (36)
                                                                                             --------      --------     --------
           Net cash used in investing activities                                               (4,699)       (3,577)      (2,902)

Cash flows from financing activities
Proceeds from issuance of redeemable preferred stock                                                1            26            8
Redemption of redeemable preferred stock                                                         (120)           --           --
Capital contribution                                                                              117            --           --
Contractholder fund deposits                                                                    7,860         7,875        5,594
Contractholder fund withdrawals                                                                (4,668)       (5,548)      (3,684)
Dividends paid                                                                                   (172)          (85)        (100)
                                                                                             --------      --------     --------
           Net cash provided by financing activities                                            3,018         2,268        1,818
                                                                                             --------      --------     --------
Net increase (decrease) in cash                                                                    72           (10)         (39)
Cash at beginning of the year                                                                      58            68          107
                                                                                             --------      --------     --------
Cash at end of year                                                                          $    130      $     58     $     68
                                                                                             ========      ========     ========




See notes to consolidated financial statements.
                                      F-4

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.  General

Basis of presentation

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     On May 31, 2000, the Company paid a dividend of all the common shares of Allstate Insurance Company of Canada ("AICC") stock to AIC. Prior to the dividend, AICC had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AICC.

     To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

Nature of operations

     The Company markets its products through two business segments, Retail and Structured Financial Products.

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through a variety of distribution channels. Principal products offered by the segment include:


Protection                                    Retirement
------------------------------                --------------------------------
Life Insurance                                Investment Contracts
   Traditional                                  Fixed annuities
      Term life                                 Market value adjusted annuities
      Whole life                                Equity-indexed annuities
      Credit Life                               Immediate annuities
   Interest-sensitive life                      Variable annuities*
      Universal life
      Single premium life
      Variable life*
      Variable universal life*
      Single premium variable life
Other
   Long-term care
   Accidental death
   Hospital indemnity
   Credit disability
   *--Separate Accounts products


Four distribution channels market the Retail products: (1) the Allstate Agency channel, (2) the independent agents broker/dealers channel, including master brokerage agencies, (3) the financial services firms channel and (4) the direct marketing channel. Although the Company currently benefits from agreements with financial services firms who market and distribute its retail products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact sales.

     The Structured Financial Products segment offers a variety of spread-based and fee-based products to qualified investment buyers. Spread-based products are designed to generate income based on the difference ("spread") between investment returns on the supporting assets and the guaranteed returns provided to customers. Fee-based products are designed to generate income based on various fees or charges assessed against the account values. While spread-based

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

products provide guaranteed rates of return to customers, some fee-based products provide only a limited guarantee to customers. Spread-based products include guaranteed investment contracts ("GICs") and funding agreements ("FAs"). Synthetic GICs are the primary fee-based product offered by the segment. These products are distributed through specialized brokers or investment bankers. The segment also offers single premium annuity products such as structured settlement annuities through brokers who specialize in settlement of injury and other liability cases and single premium immediate annuities ("SPIAs") through independent agents.

     In 2001, annuity premiums and deposits represented approximately 81.5% of the Company's total statutory premiums and deposits, which include all deposits recorded as liabilities in the statutory-basis financial statements.

     The Company monitors economic and regulatory developments, which have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

     The Company is authorized to sell its products in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also authorized to sell certain insurance products in various foreign countries. The top geographic locations in the United States for statutory premiums and deposits earned by the Company were Delaware, California, New York, Florida, Nebraska, Pennsylvania and Texas for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company.

2.   Summary of Significant Accounting Policies

Investments

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of Accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Equity securities include common and non-redeemable preferred stocks, real estate investment trusts and limited partnership interests. Common and non-redeemable preferred stocks and real estate investment trusts are carried at fair value with the difference between cost and fair value of equity securities, less deferred income taxes, reflected as a component of Accumulated other comprehensive income. The fair value of equity securities is based principally on quoted market prices. Investments in limited partnerships in which the Company does not have a controlling interest, are accounted for in accordance with the equity method of accounting. In instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, the Company applies the cost method of accounting.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally includes collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses from portfolio trading, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company monitors its fixed income and equity portfolios for ratings changes or other events which may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration and extent to which the fair value has been less than cost; and 3) the financial condition and near-term prospects of the issuer.

Derivative and embedded derivative financial instruments

     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $6 million, after-tax, and is reflected as a cumulative effect of a change in accounting principle on the Consolidated Statements of Operations. The Company also recorded a cumulative after-tax decrease of $1 million in Accumulated other comprehensive income. The FASB is continuing to provide clarification and interpretation for the application of the statements. Any future clarifying or interpretative guidance will be applied by the Company as prescribed by the FASB.

     The statements require that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through Net income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income. The Company has elected to adopt the provisions of the statements with respect to embedded derivative financial instruments to all such instruments held at January 1, 2001.

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, synthetic guaranteed investment contracts, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, certain investment risk transfer reinsurance agreements and certain credit default swaps. Derivatives which are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible fixed income securities, equity indexed life and annuity contracts, and certain variable contracts sold (see
Note 6).

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability, a forecasted transaction or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged, the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged transaction's variability in cash flows attributable to the hedged risk and the method that will be used to measure hedge ineffectiveness. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in Realized capital gains and losses, which was a $6 million net gain as of December 31, 2001.

     Derivatives are accounted for on a fair value basis, and reported as Other investments, Other assets, Other liabilities and accrued expenses or Contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation are reported in Realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation are reported in Realized capital gains and losses or Interest credited to contractholders' funds.

     Fair value hedges

     The Company designates certain of its interest rate and foreign currency swap contracts, interest rate futures contracts, and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments utilized in fair value hedges, the change in the fair value of the derivatives is reported together in Net investment income with the change in the fair value of the hedged items, when the hedged items are investment assets or a portion thereof. The change in the fair value of hedging instruments utilized in fair value hedges, when the hedged items are Contractholder funds liabilities or a portion thereof, are reported together in Interest credited to contractholders' funds with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported in Net investment income or Interest credited to contractholders' funds. The carrying value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges

     The Company designates certain of its interest rate and foreign currency swap contracts, and interest rate futures contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk. The Company's cash flow exposure may be associated with either an existing asset or liability, or a forecasted transaction. Forecasted transactions must be probable of occurrence with their significant terms and specific characteristics identified.

     For hedging instruments utilized in cash flow hedges, the change in the fair value of the derivatives is reported in Accumulated other comprehensive income. Amounts are reclassified to Net investment income or Realized capital gains and losses as the hedged transaction affects net income. The amount in Accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to Net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from Accumulated other comprehensive income to Net income. If the Company expects at any time that the loss reported in Accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in Realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in Accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting

     If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished or the occurrence of a hedged forecasted transaction is no longer probable), the Company may terminate the derivative position. The Company may also terminate derivatives as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the gains and losses recognized on the derivative are reported in Realized capital gains and losses. For a fair value hedge which is no longer effective or for which the derivative has been terminated, the gain or loss recognized on the risk being hedged and used to adjust the carrying amount of the asset, liability or portion thereof is

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

amortized to Net investment income or Interest credited to contractholders' funds, respectively, beginning in the period that hedge accounting is no longer applied. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in Realized capital gains and losses. When a derivative financial instrument utilized in a cash flow hedge of a forecasted transaction is terminated prior to the occurrence of the forecasted transaction, or if a forecasted transaction is no longer probable of occurring, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Realized capital gains and losses.

     Non-hedge derivative financial instruments

     The Company also has certain derivatives that are used in interest rate and equity price risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate futures and swap contracts, interest rate caps and floors and certain forward contracts for TBA mortgage securities. Based upon the income statement reporting category of the risk being offset, gains and losses attributable to the change in fair value and the accrued periodic settlements for these derivatives are matched together with results of the risk being offset. Therefore, the derivatives' gains and losses and accrued periodic settlements may be recognized in Net investment income, Realized capital gains and losses, Operating costs and expenses or Interest credited to contractholders' funds during the period on a current basis.

     Prior to January 1, 2001, derivatives designated as accounting hedges were accounted for on a fair value, deferral or accrual basis, depending on the nature of the hedge strategy, the method used to account for the hedged item and the derivative used. Derivatives not accounted for as accounting hedges were accounted for on a fair value basis. Under fair value hedge accounting, the changes in the fair value of derivatives used in accounting hedges were reported in earnings or unrealized gains and losses, depending on the strategy. Under deferral accounting, gains and losses on derivatives were deferred and recognized in earnings in conjunction with earnings on the hedged item. Under accrual accounting, interest income or expense related to the derivative was accrued and recorded as an adjustment to the interest income or expense of the hedged item. Where hedge accounting was not applied, the change in fair value of certain derivatives was recognized in Net investment income, Realized capital gains and losses or Interest credited to contractholders' funds during the period on a current basis.

Security repurchase and resale and securities loaned

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and are generally carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received in Short-term investments and Other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

     Securities repurchase and resale agreements and securities loaned transactions are used to generate net investment income and to provide liquidity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of their relatively short-term nature.

Recognition of insurance revenue and related benefits and interest credited

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, immediate annuities without life contingencies, certain GICs and FAs are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuity, variable life, variable universal life, single premium variable life and certain GICs. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

Deferred policy acquisition costs

     Costs which vary with and are primarily related to acquiring life and investment business, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

     For traditional life insurance and immediate annuities with life contingencies, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred policy acquisition costs and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies. For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charges to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of contract issue and comprise estimated future investment, mortality and expense margins and surrender charges. For 2001, the average long-term rate of

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

assumed future investment yield used in estimating gross profit margins is 8% plus 1.25% for fees. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs. New costs associated with internal exchanges of investment contracts are deferred and amortized into income. The balance of the original costs deferred and carried over, plus any new costs deferred due to internal exchanges, is limited to the amount of costs that would be deferred from the issuance of new investment contracts. Any excess costs are charged to income at the time of the exchange. The Company periodically compares the present value of future gross profits to costs deferred at the segment level to ensure they are sufficient to amortize deferred policy acquisition costs. As a result, the Company concludes that the balance of deferred policy acquisition costs is reasonable and recoverable at December 31, 2001.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as Deferred policy acquisition costs in the Consolidated statements of financial position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business, and are periodically evaluated for recoverability. Present value of future profits was $78 million and $94 million at December 31, 2001 and 2000, respectively. Amortization expense on present value of future profits was $16 million, $11 million and $4 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized capital gains or losses included in Accumulated other comprehensive income.

     All other acquisition expenses are charged to operations as incurred.

Reinsurance recoverable

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (see Note 9). The amounts reported in the Consolidated statements of financial position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities, including Reserve for life-contingent contract benefits, are reported gross of Reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable therefrom are regularly evaluated by the Company.

     The Company also has reinsurance agreements that transfer a portion of the investment risk of guaranteed minimum income annuitization options offered in certain variable contracts.

Income taxes

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

Separate Accounts

     The Company issues variable annuities, variable life contracts and certain GICs, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense risk charges.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

Contractholder funds

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, death benefits, mortality charges, net Separate Accounts transfers and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 8.

Reserves for life-contingent contract benefits

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

Off-balance-sheet financial instruments

     Commitments to invest, to purchase private placement securities, to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's consolidated statements of financial position. The contractual amounts and fair values of these instruments are outlined in Note 6.

Use of estimates

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Pending accounting standards

     In June 2001, the FASB issued SFAS No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the consolidated statement of operations. As of December 31, 2001, the Company's unamortized goodwill balance was $13 million and goodwill amortization expense recognized during 2001 was $627 thousand. Transitional goodwill impairment testing is being conducted.

     In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 supercedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of" and the accounting provisions of Accounting Principles Board ("APB") Opinion No. 30, "Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions", for the disposal of a segment of a business. The Statement also amends Accounting Research Bulletin ("ARB") No. 51, "Consolidated Financial Statements", to eliminate the exception to consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets held for sale be recorded at the lower of carrying value or fair value less cost to sell. An impairment loss is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be disposed of other than by sale are considered held and used until disposed of. The adoption of SFAS No. 144 on January 1, 2002 is not expected have a material impact on either the consolidated financial position or results of operations of the Company.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     In December 2001, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the consolidated results of operations or financial position.

3.   Acquisitions and Disposition

American Maturity Life Insurance Company

     On January 2, 2001, the Company acquired blocks of business from American Maturity Life Insurance Company ("American Maturity") via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life-contingent contract benefits and contractholder funds resulting in no goodwill being recorded.

Provident National Assurance Company

     On February 2, 2001, the Company acquired Provident National Assurance Company ("PNAC"), a broadly licensed inactive company that maintains authority to conduct life insurance and variable annuity products in most states, from UnumProvident Corporation. The transaction was accounted for as a purchase and the excess of the acquisition cost over the fair value of PNAC's net assets acquired of $5 million was recorded as goodwill. The Company paid consideration of $14 million as part of the acquisition. PNAC's name was subsequently changed to Allstate Assurance Company, which was redomiciled in the State of Illinois.

Pt Asuransi Jiwa Allstate, Indonesia

     On June 29, 2001, the Company disposed of its operations in Indonesia through a sale and purchase agreement with The Prudential Assurance Company Limited ("Prudential"), where Prudential acquired Allstate's holdings in Pt Asuransi Jiwa Allstate, Indonesia. The Company recognized a loss on the dispositions of $4 million ($3 million after-tax) and a $4 million tax benefit attributable to the inception-to-date losses of the subsidiaries, not previously recognized. The tax benefit was reported as a reduction to the Company's income tax expense on the consolidated statements of operations.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


4.   Related Party Transactions

Business operations

     The Company utilizes services performed and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 14) were $208 million, $195 million, and $199 million in 2001, 2000 and 1999, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

Structured settlement annuities

     The Company issued $117 million, $96 million and $67 million of structured settlement annuities, a type of immediate annuity, in 2001, 2000 and 1999, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $38 million, $29 million and $19 million relate to structured settlement annuities with life contingencies and are included in premium income for 2001, 2000, and 1999, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds, in return for premiums of $531 thousand, $817 thousand and $476 thousand in 2001, 2000 and 1999, respectively, to guarantee the payment of structured settlement benefits assumed and funded by certain annuity contracts issued by the Company (from both AIC and non-related parties). In previous periods, the Company had entered into a General Indemnity Agreement pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities related to the surety bonds were $5.23 billion and $4.88 billion at December 31, 2001 and 2000, respectively.

Broker/Dealer Agreement

     Beginning May 1, 2000, ALIC receives underwriting and distribution services from Allstate Distributors, LLC ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, LLC ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between ALIC and Putnam. ALIC incurred $80 million and $100 million of commission expenses and other distribution expenses payable to ADLLC during 2001 and 2000. Other distribution expenses include administrative, legal, financial management and sales support which ALIC provides to ADLLC, for which ALIC earned administration fees of $1 million and $2 million for the years ended December 31, 2001 and 2000, respectively. Other distribution expenses also include marketing expenses for subsidized interest rates associated with ALIC's dollar cost averaging program, for which ADLLC reimbursed ALIC $7 million and $6 million for the years ended December 31, 2001 and 2000, respectively.

Reinsurance transactions

     The Company has a coinsurance contract with Columbia Universal Life Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business in force as of June 30, 2000. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2001 and 2000, the Company assumed $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2001 and 2000, the Company ceded $236 thousand and $228 thousand, respectively, in contract charges to Allstate Re.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $29 million in premiums from AIC during both 2001 and 2000, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     At December 31, 2001, $2.18 billion of ALIC's investments are held in a trust for the benefit of Northbrook Life Insurance Company ("NLIC"), a wholly owned subsidiary, to ensure payments are made to NLIC under its reinsurance agreement with ALIC so NLIC can meet policyholder obligations.

Preferred Stock

     Redeemable preferred stock--series A subscriptions receivable relate to the Company's issuance of redeemable preferred shares to The Northbrook Corporation, a wholly owned subsidiary of the Corporation, in return for $14 million cash, which was received on January 14, 2002.

     AIC guarantees the repayment of notes payable and the interest thereon issued to Morgan Stanley DW, Inc. under the terms of a distribution agreement with The Northbrook Corporation.

Income taxes

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 11).

Debt

     The Company had no outstanding debt at December 31, 2001, 2000 or 1999, respectively. The Company has entered into an inter-company loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. No amounts were outstanding for the inter-company loan agreement at December 31, 2001, 2000 or 1999. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



5.   Investments

Fair values

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                              Amortized     Gross unrealized       Fair
                                                                                 cost       Gains     Losses       value
                                                                              ---------     -----     ------      -------
(in millions)
At December 31, 2001
U.S. government and agencies..........................................          $ 2,538    $   485     $  (2)    $  3,021
Municipal.............................................................            1,162         40         --       1,202
Corporate.............................................................           21,354        959      (239)      22,074
Foreign government....................................................              245         12         --         257
Mortgage-backed securities............................................            7,927        259       (22)       8,164
Asset-backed securities...............................................            2,395         50       (35)       2,410
Redeemable preferred stock............................................               97          2        (1)          98
                                                                                -------    -------    ------     --------
   Total fixed income securities......................................          $35,718    $ 1,807    $ (299)    $ 37,226
                                                                                =======    =======    ======     ========


At December 31, 2000
U.S. government and agencies..........................................          $ 2,198    $   574    $   (1)     $ 2,771
Municipal.............................................................              910         28        (6)         932
Corporate.............................................................           18,356        751      (446)      18,661
Foreign government....................................................              256         87         --         343
Mortgage-backed securities............................................            6,859        206        (8)       7,057
Asset-backed securities...............................................            2,422         62       (21)       2,463
Redeemable preferred stock............................................               51          3         --          54
                                                                                -------    -------    ------     --------
   Total fixed income securities......................................          $31,052    $ 1,711    $ (482)     $32,281
                                                                                =======    =======    ======     ========


Scheduled maturities

     The scheduled maturities for fixed income securities are as follows at December 31, 2001:


                                                                                          Amortized      Fair
                                                                                             cost       value
                                                                                          ---------     -----
(in millions)

Due in one year or less.........................................................          $   887     $   912
Due after one year through five years...........................................            8,012       8,263
Due after five years through ten years..........................................            8,780       9,008
Due after ten years.............................................................            7,717       8,469
                                                                                          -------     -------
                                                                                           25,396      26,652
Mortgage- and asset-backed securities...........................................           10,322      10,574
                                                                                          -------     -------
   Total........................................................................          $35,718     $37,226
                                                                                          =======     =======




Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Net investment income

                                                                                       Year ended December 31,
                                                                                        2001       2000       1999
                                                                                        ----       ----       ----
(in millions)

Fixed income securities.........................................................      $2,536     $2,245     $1,924
Mortgage loans..................................................................         366        317        277
Equity securities...............................................................          23         19         16
Other...........................................................................           4         72         66
                                                                                      ------     ------     ------
   Investment income, before expense............................................       2,929      2,653      2,283
   Investment expense...........................................................          90         64         44
                                                                                      ------     ------     ------
   Net investment income........................................................      $2,839     $2,589     $2,239
                                                                                      ======     ======     ======




     Net investment income from equity securities includes income from partnership interests of $15 million, $13 million and $15 million for the years ended December 31, 2001, 2000 and 1999, respectively.

Realized capital gains and losses, after tax

     Realized capital gains and losses by security type, for the year ended
December 31, are as follows:


                                                                                        2001       2000    1999
                                                                                        ----       ----    ----
(in millions)

Fixed income securities.........................................................      $ (134)    $ (132)    $  13
Equity securities...............................................................           9        102        89
Other...........................................................................         (88)         4        90
                                                                                      ------     ------     -----
   Realized capital gains and losses............................................        (213)       (26)      192
   Income taxes.................................................................         (75)        (9)       68
                                                                                      ------     ------     -----
   Realized capital gains and losses, after tax.................................      $ (138)    $  (17)    $ 124
                                                                                      ======     ======     =====




     Realized capital gains and losses by transaction type, for the year ended
December 31, are as follows:


                                                                                        2001      2000     1999
                                                                                        ----      ----     ----
(in millions)

Portfolio trading...............................................................      $  (4)     $  30     $ 212
Write-downs in value............................................................       (150)       (56)      (20)
Derivative valuation adjustments................................................        (59)        --        --
                                                                                      -----      -----     -----
   Realized capital gains and losses............................................       (213)       (26)      192
   Income taxes.................................................................        (75)        (9)       68
                                                                                      -----      -----     -----
   Realized capital gains and losses, after tax.................................      $(138)     $ (17)    $ 124
                                                                                      =====      =====     =====



     Excluding calls and prepayments, gross gains of $223 million, $151 million and $119 million and gross losses of $238 million, $228 million and $106 million were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Unrealized net capital gains and losses

     Unrealized net capital gains and losses on fixed income securities, equity securities and derivative instruments included in Accumulated other comprehensive income at December 31, 2001 are as follows:

                                                                                                 Gross unrealized      Unrealized
                                                                Amortized cost    Fair value      Gains     Losses      net gains
                                                                --------------    ----------      -----     ------     ----------
(in millions)

Fixed income securities...............................            $35,718         $37,226         $1,807     $(299)       $1,508
Equity securities.....................................                196             201             10        (5)            5
Derivative instruments................................                 --               8              8        --             8
                                                                  -------         -------         ------     -----        ------
   Total..............................................            $35,914         $37,435         $1,825     $(304)        1,521
                                                                  =======         =======         ======     =====

Deferred income taxes,
 deferred policy acquisition                                                                                                (885)
   costs and other....................................                                                                    ------

Unrealized net capital gains and losses...............                                                                    $  636
                                                                                                                          ======



     At December 31, 2000, equity securities had gross unrealized gains of $84 million and gross unrealized losses of $36 million.

Change in unrealized net capital gains and losses

                                                                                      Year ended December 31,
                                                                                     2001       2000         1999
                                                                                     ----       ----         ----
(in millions)

Fixed income securities.........................................................     $ 279     $1,051     $(2,045)
Equity securities...............................................................       (43)      (161)        (82)
Derivative instruments..........................................................         8         --          --
                                                                                     -----     ------     -------
   Total........................................................................       244        890      (2,127)
Deferred income taxes, deferred policy acquisition costs and other..............      (168)      (539)      1,481
                                                                                     -----     ------     -------
   Increase (decrease) in unrealized net capital gains and losses...............     $  76     $  351     $  (646)
                                                                                     =====     ======     =======


Mortgage loan impairment

         A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

         The components of impaired loans at December 31 are as follows:

                                                                                     2001    2000
                                                                                     ----    ----
(in millions)

Impaired loans
   With valuation allowances....................................................     $ 21    $ 16
   Less: valuation allowances...................................................       (5)     (2)
   Without valuation allowances.................................................        5      13
                                                                                     ----    ----
      Net carrying value of impaired loans......................................     $ 21    $ 27
                                                                                     ====    ====


     The net carrying value of impaired loans at December 31, 2001 and 2000 comprised foreclosed and delinquent loans of $12 million and $20 million, respectively, measured at the fair value of the collateral, and restructured loans of $9 million and $7 million, respectively, measured at the present value of the loan's expected future cash flows discounted at the loan's effective interest rate. Impaired loans without valuation allowances include collateral dependent loans where the fair value of the collateral is greater than the recorded investment in the loans.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Interest income is recognized on a cash basis for impaired loans carried at the fair value of the collateral, beginning at the time of impairment. For other impaired loans, interest is accrued based on the net carrying value. The Company recognized interest income of $1 million, $1 million and $2 million on impaired loans during 2001, 2000 and 1999, respectively, of which $1 million, $1 million and $2 million was received in cash during 2001, 2000 and 1999, respectively. The average balance of impaired loans was $27 million, $33 million and $37 million during 2001, 2000 and 1999, respectively.

     Valuation allowances for mortgage loans at December 31, 2001, 2000 and 1999, were $5 million, $5 million and $8 million, respectively. There were no direct writedowns of mortgage loan gross carrying amounts for the years ended December 31, 2001, 2000 and 1999. For the years ended December 31, 2001, 2000 and 1999, net reductions to mortgage loan valuation allowances were $300 thousand, $3 million, $2 million, respectively.

Investment concentration for commercial mortgage portfolios and other investment information

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31:


(% of commercial mortgage portfolio carrying value)

                                                      2001    2000
                                                     -----   -----
California......................................     16.9%   20.2%
Illinois........................................       7.6     7.9
Florida.........................................       7.0     7.5
Texas...........................................       7.0     5.3
New Jersey......................................       6.4     5.0
New York........................................       5.3     6.8
Pennsylvania....................................       5.3     5.5


     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:


(% of commercial mortgage portfolio carrying value)

                                                      2001     2000
                                                      -----    -----
Office buildings.................................     34.3%    36.1%
Warehouse........................................      20.3     16.2
Retail...........................................      20.0     23.1
Apartment complex................................      18.4     17.5
Industrial.......................................       1.9      1.8
Other............................................       5.1      5.3

                                                      100.0%   100.0%

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2001, for loans that were not in foreclosure are as follows:


                                            Number     Carrying
                                           of loans      value       Percent
                                           --------    --------      -------
(in millions)

2002                                            65         $292        5.4%
2003                                            79          324         5.9
2004                                            55          321         5.9
2005                                           100          595        10.9
2006                                           128          736        13.5
Thereafter                                     621        3,182        58.4
                                            ------       ------       -----
   Total                                     1,048       $5,450      100.0%


     In 2001, $169 million of commercial mortgage loans were contractually due. Of these, 63.5% were paid as due, 25.9% were refinanced at prevailing market terms, 5.5% were foreclosed or are in the process of foreclosure, and 5.1% were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $2.76 billion and $1.99 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated "Ba" or lower by external rating agencies, having an NAIC rating between 3 and 6, or a comparable internal company rating.

     At December 31, 2001, the carrying value of investments, excluding equity securities, that were non-income producing during 2001 was $20 million.

     At December 31, 2001, fixed income securities with a carrying value of $68 million were on deposit with regulatory authorities as required by law.

Securities Lending

     The Company participates in securities lending programs, primarily as an investment yield enhancement, with third parties, which mostly include large brokerage firms. At December 31, 2001 and 2000, fixed income securities with a carrying value of $964 million and $821 million, respectively, have been loaned under these agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments with an offsetting liability recorded in Other Liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral was $6 million, $2 million and $1 million, as of December 31, 2001, 2000 and 1999, respectively.

6.   Financial Instruments

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Deferred policy acquisition costs and Reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Financial assets

     The carrying value and fair value of financial assets at December 31, are as follows:

(in millions)
                                                                                       2001                      2000
                                                                                       ----                      ----
                                                                             Carrying        Fair      Carrying        Fair
                                                                                Value       value         value       value
                                                                             --------       -----      --------       -----

Fixed income securities................................................       $37,226     $37,226       $32,281     $32,281
Mortgage loans.........................................................         5,450       5,588         4,351       4,447
Equity securities......................................................           201         201           473         473
Short-term investments.................................................           672         672           836         836
Policy loans...........................................................           673         673           644         644
Separate Accounts......................................................        13,587      13,587        15,298      15,298


     Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Equity securities are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the consolidated statements of financial position at fair value based on quoted market prices.

Financial liabilities

         The carrying value and fair value of financial liabilities at December
31, are as follows:
(in millions)
                                                                                     2001                      2000
                                                                                     ----                      ----
                                                                            Carrying        Fair      Carrying        Fair
                                                                               value       value         value       value
                                                                            --------       -----      --------       -----
Contractholder funds on investment contracts............................     $26,615     $26,572       $22,299     $21,236
Security repurchase agreements..........................................       1,472       1,472           978         978
Separate Accounts.......................................................      13,587      13,587        15,298      15,298


     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities, immediate annuities without life contingencies, GICs and FAs are valued at the account balance less surrender charges. Market value adjusted deferred annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements.

     Security repurchase agreements are valued at carrying value due to their short-term nature. Separate Accounts liabilities are carried at the fair value of the underlying assets.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Derivative financial instruments

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

     The following table summarizes the credit exposure, fair value and carrying value of the Company's derivative financial instruments subject to bifurcation at December 31, 2001 as follows:

                                                                                                  2001
                                                                                  -----------------------------------------------
                                                                                                          Carrying      Carrying
                                                                                    Credit       Fair      value           value
                                                                                  Exposure(1)    value     assets    (liabilities)
                                                                                  -----------    -----     -------   -------------
(in millions)
Interest rate contracts
Interest rate swap agreements....................................                $  15     $ (100)        $  15           $ (115)
Financial futures contracts......................................                    1          1             1               --
Interest rate cap and floor agreements...........................                   --          1            --                1
                                                                                 -----     ------         -----           ------
Total interest rate contracts....................................                   16       (98)            16             (114)
Equity and indexed contracts
Options, financial futures, and warrants.........................                   16         12            16               (4)
Foreign currency contracts
Foreign currency swap agreements.................................                   26         28            26                2
Embedded derivative financial instruments
Conversion options in fixed income securities....................                  173        173           173               --
Equity-indexed options in life and annuity contracts.............                   --         --            --               --
Forward starting options in annuity contracts....................                   --         --            --               --
Put options in variable contracts................................                   --         --            --               --
                                                                                 -----     ------         -----           ------
Total embedded derivative financial instruments..................                  173        173           173               --
Other derivative financial instruments
Synthetic guaranteed investment contracts........................                   --         --            --               --
Reinsurance of guaranteed minimum income annuitization options in                   --         12            12               --
   variable contracts............................................
Forward contracts for TBA mortgage securities....................                    7          7             7               --
Credit default swaps.............................................                   --         --            --               --
                                                                                 -----     ------         -----           ------
Total other derivative financial instruments.....................                    7         19            19               --

Total derivative financial instruments...........................                $ 238     $  134         $ 250           $ (116)
                                                                                 =====     ======         =====           ======




-----------

(1) Credit exposure and carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements which are reported in Accrued investment income.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



     The following table summarizes the credit exposure, fair value and carrying value of the Company's derivative financial instruments subject to bifurcation at December 31, 2000 as follows:

                                                                                                  2000
                                                                                  -----------------------------------------------
                                                                                                          Carrying      Carrying
                                                                                    Credit       Fair      value           value
                                                                                  Exposure(1)    value     assets    (liabilities)
                                                                                  -----------    -----     -------   -------------
(in millions)
Interest rate contracts
Interest rate swap agreements.....................................                  $16     $(48)           $1           $(66)
Financial futures contracts.......................................                   --        --            3             (1)
Interest rate cap and floor agreements............................                    2         2            1              1

Total interest rate contracts.....................................                   18      (46)            5            (66)
Equity and indexed contracts
Options, warrants, and financial futures..........................                   17         9           18             (9)
Foreign currency contracts
Foreign currency swap agreements..................................                    3        32           --              --
Embedded derivative financial instruments(2)
Conversion options in fixed income securities.....................                  N/A       N/A          N/A             N/A
Equity-indexed options in life and annuity Contracts..............                  N/A       N/A          N/A             N/A
Forward starting options in annuity contracts.....................                  N/A       N/A          N/A             N/A
Put options in variable contracts.................................                  N/A       N/A          N/A             N/A

Total embedded derivative financial instruments...................                  N/A       N/A          N/A             N/A
Other derivative financial instruments(2)
Synthetic guaranteed investment contracts.........................                  N/A       N/A          N/A             N/A
Reinsurance of guaranteed minimum income annuitization options in                   N/A       N/A          N/A             N/A
   variable contracts.............................................
Forward contracts for TBA mortgage securities.....................                  N/A       N/A          N/A             N/A

Total other derivative financial instruments......................                  N/A       N/A          N/A             N/A
Total derivative financial instruments............................                  $38      $(5)          $23           $(75)



-----------

(1) Credit exposure and carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements which are reported in Accrued investment income.

(2) In 2000, in accordance with existing accounting policies, certain derivative financial instruments were not reflected within the consolidated financial statements or in the case of embedded derivative financial instruments, were reflected in the consolidated financial statements but were not separately identified and adjusted to fair value. Such instruments are denoted as being not applicable ("N/A").

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company utilizes master netting agreements for all over-the-counter derivative transactions. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of certain of these agreements, collateral is either pledged or obtained when certain predetermined exposure limits will be exceeded. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



     Fair value, which is equal to carrying value in 2001, is the estimated amount that the Company would receive (pay) to terminate or assign the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer and exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources or widely accepted pricing and valuation models which utilize independent third party data as inputs.

     The contract or notional amount is specified in the contract and is utilized to calculate the exchange of contractual payments under the agreement.

     Interest rate swap agreements involve the exchange, at specified intervals, of contractual interest payments calculated based on a notional amount. The Company generally enters into swap agreements to change the interest rate characteristics of existing assets to more closely match the interest rate characteristics of the corresponding liabilities. Master netting agreements are used to minimize credit risk.

     Financial futures contracts are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes these contracts to manage its market risk related to fixed income securities, certain annuity contracts and forecasted purchases and sales. These contracts are used to reduce interest rate risk related to forecasted transactions pertaining to identified transactions that are probable to occur and are generally completed within one year. Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins. The Company has pledged $20 million of securities on deposit as collateral at December 31, 2001.

     Interest rate cap and floor agreements give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount. The Company purchases interest rate cap and floor agreements to reduce its exposure to rising or falling interest rates relative to certain existing assets and liabilities in conjunction with asset/liability management. Master netting agreements are utilized to minimize credit risk.

     Indexed option contracts and indexed financial futures provide returns based on a specified index applied to the instrument's notional amount. The Company utilizes these instruments to reduce the market risk associated with certain annuity contracts. Where required, counterparties post collateral to minimize credit risk.

     Warrants provide the right to purchase issues of debt or common stock at predetermined prices. Stock warrants are generally received in connection with the purchase of debt or preferred stock instruments or upon initiation of certain goods and services arrangements.

     Foreign currency swaps involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. The Company enters into these agreements primarily to manage the currency risk associated with investing in securities and issuing obligations that are denominated in foreign currencies. Where required, counterparties post collateral to minimize credit risk. Counterparties have pledged to the Company $14 million of securities on deposit as collateral at December 31, 2001.

     Embedded derivative financial instruments subject to bifurcation include conversion options in fixed income securities, equity-indexed options in life and annuity contracts, forward starting options in annuity contracts and put options in certain variable contracts.

     Other derivative financial instruments. The Company markets synthetic guaranteed investment contracts, which are considered derivative financial instruments. The Company has reinsurance agreements that transfer a portion of the investment risk of guaranteed minimum income annuitization options offered in certain variable contracts. The Company enters into forward contracts to purchase highly liquid TBA mortgage securities. Certain of these contracts are considered derivatives. Credit default swaps provide for the payment of fees as compensation for the agreement to exchange credit risk, depending on the nature or occurrence of credit events relating to the referenced entities. The Company may enter into credit default swaps to enhance yields while managing credit risk exposure.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges is generally offset by the change in the value of the related assets and liabilities.

     The Company reclassified pretax gains of $1 million from Accumulated other comprehensive income to Net investment income during 2001. This amount was included in the transition adjustment affecting Accumulated other comprehensive income during the initial application of the statements. Of the amounts recorded in Accumulated other comprehensive income at December 31, 2001, the Company expects to reclassify an estimated $312 thousand of pretax net losses to Net income (related to cash flow hedges) during the next year. Amounts released from Accumulated other comprehensive income are matched together in Net income with the results of the hedged risk. As of December 31, 2001, the Company did not terminate any hedge of a forecasted transaction because it was probable that the forecasted transaction would not occur. Therefore, no gains or losses were reclassified from Accumulated other comprehensive income to Realized capital gains and losses related thereto.

Off-balance-sheet financial instruments

     A summary of the contractual amounts and fair values of off-balance-sheet financial instruments at December 31, follows:

(in millions)
                                                                        2001                       2000
                                                                        ----                       ----
                                                             Contractual      Fair      Contractual      Fair
                                                                  amount     value           amount     value


Commitments to invest                                                $49        --              $34        --
Commitments to purchase private placement securities                 119        --              104        --
Commitments to extend mortgage loans                                  32        --              191         2
Financial guarantees                                                  --        --                3         1
Credit guarantees                                                     49       (2)               49       (2)


     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Commitments to purchase private placement securities represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made, as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. The fair value of these commitments are estimated based upon discounted contractual cash flows, adjusted for changes in current rates at which loans would be made to borrowers with similar credit risk using similar properties as collateral.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Financial guarantees represent conditional commitments to repurchase notes from a creditor upon default of a debtor. The Company enters into these agreements primarily to provide financial support for certain companies in which the Company is an equity investor. Financial guarantees are valued based on estimates of payments that may occur over the life of the guarantees.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in Net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $47 million at December 31, 2001. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2001.

7.   Deferred Policy Acquisition Costs

     Deferred policy acquisition costs for the years ended December 31, are as follows:

(in millions)

                                                                                   2001       2000       1999
                                                                                   ----       ----       ----


Balance, beginning of year                                                       $2,926     $2,675     $2,181
Acquisition costs deferred                                                          637        797        630
Amortization charged to income                                                     (365)      (418)      (367)
Effect of unrealized gains and losses                                              (201)      (128)       231
                                                                                 ------     ------     ------
Balance, end of year                                                             $2,997     $2,926     $2,675
                                                                                 ======     ======     ======



8.   Reserve for Life-Contingent Contract Benefits and Contractholder Funds

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

(in millions)
                                                                                              2001       2000
                                                                                              ----       ----
Immediate annuities:
   Structured settlement annuities                                                          $5,024     $4,811
   Other immediate annuities                                                                 1,870      1,629
Traditional life                                                                             1,567      1,418
Other                                                                                          171        142
                                                                                            ------     ------
   Total Reserve for life-contingent contract benefits                                      $8,632     $8,000
                                                                                            ======     ======


     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 5.5% to 11.7% for structured settlement annuities; 2.0% to 11.5% for other immediate annuities; and 4.0% to 11.3% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $212 million and $290 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2001 and 2000, respectively.


     At December 31, Contractholder funds are as follows:

(in millions)
                                                          2001        2000
                                                          ----        ----
Interest-sensitive life                                $ 5,734     $ 5,422
Fixed annuities:
   Immediate annuities                                   2,293       1,954
   Deferred annuities                                   16,596      14,537
Guaranteed investment contracts                          2,279       2,588
Funding agreements (non-putable)                         3,557       1,585
Funding agreements (putable/callable)                    1,750       1,515
Other investment contracts                                  92          75
                                                       -------     -------
   Total contractholder funds                          $32,301     $27,676
                                                       =======     =======


     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, death benefits, mortality charges, net Separate Accounts transfers and administrative expenses. Interest rates credited range from 3.4% to 8.0% for interest-sensitive life contracts; 3.2% to 10.0% for immediate annuities; 0.0% to 12.0% for deferred annuities (which include equity-indexed annuities that are hedged (see
Note 2 and Note 6)); 4.9% to 8.5% for guaranteed investment contracts; 2.0% to 5.9% for funding agreements; and 2.0% to 5.7% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 25.9% of deferred annuities are subject to a market value adjustment.

     Contractholder funds include FAs sold to Special Purpose Entities ("SPEs") issuing medium-term notes. The SPEs, Allstate Life Funding, LLC and Allstate Financial Global Funding, LLC are used exclusively for the Company's FAs supporting medium-term note programs. The assets and liabilities of Allstate Life Funding, LLC are included on the Consolidated statements of financial position. The Company classifies the medium-term notes issued by Allstate Life Funding, LLC as Contractholder funds, using similar accounting treatment as its other investment contracts. The assets and liabilities of Allstate Financial Global Funding, LLC are not included on the Consolidated statements of financial position due to the existence of a sufficient equity ownership interest by unrelated third parties in this entity. The Company classifies the funding agreements issued to Allstate Financial Global Funding, LLC as Contractholder funds. The Corporation's management does not have an ownership interest in the SPEs.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Contractholder funds activity for the year ended December 31, was as follows:

(in millions)
                                                         2001        2000
                                                         ----        ----
Balance, beginning of year                            $27,676     $23,995
   Deposits                                             7,860       7,875
   Surrenders and withdrawals                          (3,211)     (3,881)
   Death benefits                                        (415)       (385)
   Interest credited to contractholders' funds          1,670       1,519
   Transfers (to)/from Separate Accounts               (1,014)     (1,356)
   Other adjustments                                     (265)        (91)
                                                      -------     -------
Balance, end of year                                  $32,301     $27,676
                                                      =======     =======




9.   Reinsurance

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as a direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements result in the passing of a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less commissions and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

     The Company has a coinsurance contract with Columbia, an affiliate of the Company, to assume 100% of fixed annuity business in force as of June 30, 2000. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2001 and 2000, the Company assumed $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a coinsurance contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $29 million, $29 million and $11 million in premiums from AIC for the years ended December 31, 2001, 2000 and 1999, respectively.

     The Company has a contract to assume 100% of all insurance written by Sears Life Insurance Company ("SLIC"). This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $64 million, $38 million and $14 million in premiums from SLIC for the years ended December 31, 2001, 2000 and 1999, respectively.

     On January 2, 2001, the Company acquired blocks of business from American Maturity via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life contingent contract benefits and contractholder funds resulting in no goodwill being recorded.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Company has an administrative services agreement with respect to a block of variable annuity contracts. Pursuant to the terms of the agreement, the Company provides insurance contract administration and financial services. As part of the agreement, the Company assumed via coinsurance 100% of the general account portion of these contracts (85% for business written in New York) with an aggregate account value of $32 million as of December 31, 2001. The Company paid $65 million, which was capitalized as present value of future profits and will be subsequently amortized into income over 20 years, for the right to receive future contract charges and fees on the block of variable annuity contracts, which has an aggregate account value of $795 million and $1.23 billion as of December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, the Company earned contract charges and fees assessed to contractholders' fund balances of $8 million, $17 million, and $15 million, respectively.

     The Company cedes 90%, 80% or 60% of the mortality risk on certain term life policies, depending upon the issue year and product, to a pool of eleven reinsurers that are not affiliated with the Company or the Corporation. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $1 million per life for individual coverage. As of December 31, 2001, $138.92 billion of life insurance in force was ceded to other companies.

     The Company also has catastrophe reinsurance from three reinsurers not affiliated with the Company or the Corporation covering single events exceeding predetermined limits. The risk of reinsurance collectibility on the Company's recoverables is mitigated by an absence of high concentrations with individual reinsurers.

     The Company has a modified coinsurance contract with Alpine Indemnity Limited ("Alpine") to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC Bank NA. The agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

(in millions)
                                                                                   2001       2000       1999
                                                                                   ----       ----       ----
Premiums and contract charges
Direct                                                                           $2,085     $2,075     $1,748
Assumed
   Affiliate                                                                         41         39         24
   Non-affiliate                                                                     64         55         30
Ceded--non affiliate                                                               (323)      (302)      (241)
                                                                                 ------     ------     ------
   Premiums and contract charges, net of reinsurance                             $1,867     $1,867     $1,561
                                                                                 ======     ======     ======




     The effects of reinsurance on contract benefits for the years ended
December 31, are as follows:

(in millions)
                                                                                   2001       2000       1999
                                                                                   ----       ----       ----
Contract Benefits
Direct                                                                           $1,693     $1,633     $1,382
Assumed
   Affiliate                                                                         36         29         23
   Non-affiliate                                                                     33         20          7
Ceded--non affiliate                                                               (277)      (243)      (161)
                                                                                 ------     ------     ------
   Contract benefits, net of reinsurance                                         $1,485     $1,439     $1,251
                                                                                 ======     ======     ======


     Reinsurance recoverables in the Company's consolidated statements of financial position were $950 million and $614 million, at December 31, 2001 and 2000, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2001 and 2000, respectively.

10.  Commitments and Contingent Liabilities

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $3 million, $1 million and $11 million in 2001, 2000 and 1999, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, 2001 are as follows:


(in millions)

2002                                    $1.5
2003                                     0.5
2004                                      --
2005                                      --
Thereafter                                --
                                        ----
                                        $2.0
                                        ====

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Regulations and legal proceedings

     The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     The Company is defending various lawsuits involving sales practices such as breach of contract, licensing and other business conduct. One statewide class action alleges that the Company violated Florida insurance statutes in the sales of credit insurance. The judge has granted a partial summary judgment against the Company, however, damages have not yet been determined. The Company is vigorously defending these lawsuits. The outcome of these disputes is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Guaranty Funds

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

11.  Income Taxes

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file a separate tax return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

         The components of the deferred income tax assets and liabilities at December 31, are as follows:

(in millions)
                                                         2001        2000
                                                         ----        ----
Deferred assets
Life and annuity reserves............................  $   533     $   603
Other assets.........................................      116          66
                                                          ----        ----
   Total deferred assets.............................      649         669
Deferred liabilities
Deferred policy acquisition costs....................     (846)       (819)
Unrealized net capital gains.........................     (343)       (301)
Other liabilities....................................      (29)        (54)

   Total deferred liabilities........................   (1,218)     (1,174)

   Net deferred liability............................  $ (569)     $  (505)



     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved. The Company had established valuation allowances for deferred tax assets of an international operation, due to a lack of evidence that such assets would be realized. The valuation allowance reducing deferred tax assets was $2 million at December 31, 2000. During 2001, the $2 million valuation allowance was released as the entire amount held related to the Company's holdings in its subsidiary, Pt Asuransi Jiwa Allstate, Indonesia, which was sold on June 29, 2001.

     The components of income tax expense for the year ended December 31, are as follows:

(in millions)
                                                        2001    2000    1999
                                                        ----    ----    ----

Current................................................ $156    $116    $195
Deferred...............................................   23     125      71
                                                        ----    ----    ----
   Total income tax expense............................ $179    $241    $266
                                                        ====    ====    ====


     The Company paid income taxes of $116 million, $168 million and $197 million in 2001, 2000 and 1999, respectively. The Company had a current income tax liability of $21 million at December 31, 2001 and a current income tax asset of $16 million at December 31, 2000.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

9in millions)
                                                        2001    2000    1999
                                                        ----    ----    ----

Statutory federal income tax rate..................... 35.0%   35.0%   35.0%
Dividends received deduction.......................... (2.4)   (1.9)   (1.3)
Other................................................. (0.2)     0.8     0.8
                                                       -----   -----   -----
Effective income tax rate............................. 32.4%   33.9%   34.5%


     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  Preferred stock

     The Company has issued two series of non-voting, redeemable preferred stock. Redeemable preferred stock--Series A was issued to Northbrook Corporation, a subsidiary of AIC, while Redeemable preferred stock--Series B was issued directly to AIC. Both series of preferred stock are redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For Redeemable preferred stock--Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $5 million, $5 million and $4 million were paid during 2001, 2000, and 1999, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2001.

     Redeemable preferred stock--Series A subscriptions receivable resulted from the Company's issuance of additional shares to Northbrook Corporation in return for $14 million in cash, which was received on January 14, 2002.

     For Redeemable preferred stock--Series B, cash dividends of 6.9% per annum were payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million were paid annually in 2001, 2000 and 1999, respectively.

     On December 28, 2001 AIC made a capital contribution to ALIC of all of the issued and outstanding ALIC Redeemable preferred stock--Series B, resulting in an increase in Additional capital paid-in of $117 million.


13.  Statutory Financial Information

     The following table reconciles consolidated Net income for the year ended December 31, and consolidated Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of ALIC and its subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

(in millions)
                                                                Net income        Shareholder's equity
                                                                ----------        --------------------
                                                             2001    2000    1999       2001       2000
                                                             ----    ----    ----       ----       ----
Balance per GAAP............................................ $368    $470    $504     $5,397     $5,125
Undistributed net income of certain subsidiaries............    7       2       2         --         --
Unrealized gain/loss on fixed income securities.............   --      --      --     (1,508)    (1,280)
Deferred policy acquisition costs........................... (291)   (368)   (262)    (2,997)    (2,926)
Deferred income taxes.......................................   18      30     104      1,055        505
Employee benefits...........................................    8     (1)       1        (17)       (34)
Reserves and non-admitted assets............................  112     205     (72)       743      3,658
Separate Accounts...........................................   --      --      --        141     (2,513)
Other.......................................................    5      13      27        (79)        46
                                                             ----    ----    ----     ------     ------
Balance per statutory accounting practices.................. $227    $351    $304     $2,735     $2,581
                                                             ====    ====    ====     ======     ======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     ALIC and each of its subsidiaries prepares their statutory financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Beginning in 2001, all states required domiciled insurance companies to prepare statutory-basis financial statements in accordance with NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("Codification") subject to any deviations prescribed or permitted by the applicable state of domicile's insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles in the statutory-basis financial statements for 2001. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The adoption of Codification increased the surplus of ALIC by $81 million effective January 1, 2001. The increase is primarily a result of the requirement to recognize net statutory deferred tax assets for temporary differences reversing within the succeeding twelve-month period. Two of the Company's subsidiaries are domiciled in the State of New York, which chose not to adopt Statement of Statutory Accounting Principle No. 10, Income Taxes. As a result, the Company's total surplus does not reflect deferred taxes of the New York domiciled subsidiaries. Statutory surplus on the basis of Codification would have increased $3 million had the Company recorded deferred tax assets for the New York domiciled subsidiaries.

Dividends

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve month period beginning January 1, 2001, ALIC paid dividends of $172 million. This was less than the maximum amount allowed under Illinois insurance law without the approval of the Illinois Department of Insurance ("IL Department") based on 2000 formula amounts. Based on 2001 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior IL Department approval at a given point in time during 2002 is $273 million, less dividends paid during the preceding twelve months measured at that point in time.

Risk-based capital

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 2001, RBC for each of the Company's domestic insurance subsidiaries was significantly above levels that would require regulatory action.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


14.  Benefit Plans

Pension and other postretirement plans

     Defined benefit pension plans, sponsored by AIC, cover most domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated benefit to the Company included in net income was $1 million for the pension plans in 2001, 2000 and 1999.

     AIC also provides certain health care and life insurance benefits for employees when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $5 million, $3 million and $1 million for postretirement benefits other than pension plans in 2001, 2000 and 1999, respectively.

Profit sharing plans

     Employees of AIC are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $5 million, $4 million, and $4 million in 2001, 2000 and 1999, respectively.

15.  Business Segments

     ALIC's management is organized around products and services, and this structure is considered in the identification of its two reportable segments. These segments and their respective operations are as follows:

Retail

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through a variety of distribution channels. See Note 1 for discussion of the Retail segment's products and distribution channels. The Company evaluates the results of this segment based upon invested asset growth, face amounts of policies inforce and Net Income.

Structured Financial Products

     The Structured Financial Products segment offers a variety of spread-based and fee-based products to qualified investment buyers. See Note 1 for discussion of the Structured Financial Products segment's products and distribution channels. The Company evaluates the results of this segment based upon statutory premiums and deposits and Net Income.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Summarized revenue data for each of the Company's business segments for the years ended December 31, are as follows:

(in millions)
                                                                                 2001       2000       1999
                                                                                 ----       ----       ----
Revenues
Retail
Premiums and contract charges..................................................$ 1,510     $1,449     $1,306
Net investment income..........................................................  1,705      1,556      1,342
Realized capital gains and losses..............................................   (140)       (20)       162
                                                                               -------     ------     ------
   Total Retail................................................................  3,075      2,985      2,810
                                                                               -------     ------     ------
Structured Financial Products
Premiums and contract charges..................................................    357        418        255
Net investment income..........................................................  1,134      1,033        897
Realized capital gains and losses..............................................    (73)        (6)        30
                                                                               -------     ------     ------
   Total Structured Financial Products.........................................  1,418      1,445      1,182
                                                                               -------     ------     ------
      Consolidated Revenues....................................................$ 4,493     $4,430     $3,992
                                                                               =======     ======     ======



     Summarized financial performance data for each of the Company's business segments for the years ended December 31, are as follows:

(in millions)
                                                                                    2001       2000       1999
                                                                                    ----       ----       ----
Income from operations before income taxes and other items
Retail
Premiums and contract charges.....................................................$1,510     $1,449     $1,306
Net investment income............................................................. 1,705      1,556      1,342
Realized capital gains and losses.................................................  (140)       (20)       162
Contract benefits.................................................................   706        606        598
Interest credited to contractholders' funds....................................... 1,165      1,075        869
Amortization of deferred policy acquisition costs.................................   360        414        365
Operating costs and expenses......................................................   371        299        313
Loss on disposition of operations.................................................    (4)        --         --
                                                                                  ------     ------     ------
   Retail income from operations before income taxes and other items..............   469        591        665
                                                                                  ------     ------     ------
Structured Financial Products
Premiums and contract charges.....................................................   357        418        255
Net investment income............................................................. 1,134      1,033        897
Realized capital gains and losses.................................................   (73)        (6)        30
Contract benefits.................................................................   779        833        653
Interest credited to contractholders' funds.......................................   505        444        391
Amortization of deferred policy acquisition costs.................................     5          4          2
Operating costs and expenses......................................................    45         44         31
                                                                                  ------     ------     ------
   Structured Financial Products income from operations before
     income taxes and other items.................................................    84        120        105
                                                                                  ------     ------     ------
      Consolidated income from operations before income taxes and other items.....$  553     $  711     $  770
                                                                                  ======     ======     ======


               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Additional significant financial performance data for each of the Company's reportable segments for the years ended December 31, are as follows:

(in millions)
                                                                                  2001    2000    1999
                                                                                  ----    ----    ----
Amortization of deferred policy acquisition costs
Retail..........................................................................  $360    $414    $365
Structured Financial Products...................................................     5       4       2
                                                                                  ----    ----    ----
   Consolidated.................................................................  $365    $418    $367
                                                                                  ----    ----    ----
Income tax expense
Retail..........................................................................  $151    $200    $231
Structured Financial Products...................................................    28      41      35
                                                                                  ----    ----    ----
   Consolidated.................................................................  $179    $241    $266
                                                                                  ====    ====    ====



     Summarized data for total assets and investments for each of the Company's reportable segments as of December 31, are as follows:

(in millions)
                                                                                    2001        2000        1999
                                                                                    ----        ----        ----
Assets
Retail.......................................................................... $44,041     $41,729     $37,067
Structured Financial Products...................................................  18,581      16,462      13,380
                                                                                 -------     -------     -------
   Consolidated................................................................. $62,622     $58,191     $50,447
                                                                                 -------     -------     -------


Investments
Retail.......................................................................... $26,398     $23,331     $20,640
Structured Financial Products...................................................  17,899      15,289      12,239
                                                                                 -------     -------     -------
   Consolidated................................................................. $44,297     $38,620     $32,879
                                                                                 =======     =======     =======


               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


16.  Other Comprehensive Income

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(in millions)                                       2001                          2000                           1999
                                                    ----                          ----                           ----
                                                                After-                      After-                      After-
                                           Pretax       Tax      tax      Pretax     Tax      tax     Pretax     Tax     tax
                                           ------       ---     ------    ------     ----   ------    ------     ----   ------
Unrealized net capital gains and
   losses and net losses on
   derivative financial instruments:
   Unrealized holding gains (losses)       $ (115)    $ 40      $ (75)      $550     $(192)    $358     $ (814)    $285    $(529)
      arising during the period......
   Less: reclassification adjustments        (238)      83       (155)        10        (3)       7        180      (63)     117

Unrealized net capital gains and              123      (43)        80        540      (189)     351       (994)     348     (646)
   losses............................
   Cumulative effect of change in              (1)      --         (1)        --        --       --         --      --        --
      accounting for derivative
      financial instruments..........
   Net losses on derivative financial          (1)      --         (1)        --        --       --         --      --        --
      instruments arising during the
      period.........................
   Less: reclassification adjustments           4       (2)         2         --        --       --         --      --        --
      for derivative financial
      instruments....................
                                           ------    -----      -----       ----     -----     ----     ------     ----     -----
Net losses on derivative financial             (6)       2         (4)        --        --       --         --      --        --
   instruments.......................
                                           ------    -----      -----       ----     -----     ----     ------     ----     -----
Unrealized net capital gains and              117      (41)        76        540      (189)     351       (994)     348     (646)
   losses and net losses on
   derivative financial instruments:.
Unrealized foreign currency                     3       (1)         2         (3)        1       (2)         2       (1)       1
   translation adjustments
                                           ------    -----      -----       ----     -----     ----     ------     ----    -----
Other comprehensive income...........      $  120    $ (42)     $  78       $537     $(188)    $349     $ (992)    $347    $(645)
                                           ======    =====      =====       ====     =====     ====     ======     ====    =====





                                      F-38


               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



17.  Quarterly Results (unaudited)

(in millions)

                                              First Quarter       Second Quarter      Third Quarter        Fourth Quarter
                                              -------------       --------------      -------------        --------------
                                             2001       2000      2001     2000      2001       2000       2001       2000
                                             ----       ----      ----     ----      ----       ----       ----       ----


Revenues.................................  $1,048     $1,086    $1,154     $998    $1,130     $1,189     $1,161     $1,157
Net Income...............................      67        127        89      104        90        147        122         92

18.  Subsequent event

     On March 28, 2002, Allstate Life paid a dividend of $44 million to AIC.

                    ----------------------------------------------
                    ALLSTATE LIFE INSURANCE
                    COMPANY SEPARATE
                    ACCOUNT A

                    Financial Statements as of December 31, 2001
                    and for the periods ended December 31, 2001 and December 31, 2000, and Independent
                    Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life Insurance Company Separate Account A (the "Account") as of December 31, 2001, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life Insurance Company Separate Account A as of December 31, 2001, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 8, 2002

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                             ------------------------------------------------------------------------------
                                               VT American                                                   VT The George
                                               Government       VT Asia        VT Capital    VT Diversified   Putnam Fund
                                                 Income      Pacific Growth   Appreciation       Income        of Boston
                                             --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at fair value                     $ 64,745,977    $  3,828,030    $  8,706,059    $ 71,901,093    $134,079,836
                                              ------------    ------------    ------------    ------------    ------------
     Total assets                             $ 64,745,977    $  3,828,030    $  8,706,059    $ 71,901,093    $134,079,836
                                              ============    ============    ============    ============    ============
NET ASSETS
Accumulation units                            $ 64,349,547    $  3,828,030    $  8,706,059    $ 71,816,499    $133,588,064
Contracts in payout (annuitization) period         396,430               -               -          84,594         491,772
                                              ------------    ------------    ------------    ------------    ------------
     Total net assets                         $ 64,745,977    $  3,828,030    $  8,706,059    $ 71,901,093    $134,079,836
                                              ============    ============    ============    ============    ============
FUND SHARE INFORMATION
     Number of shares                            5,591,190         739,002       1,116,161       8,217,268      12,542,548
                                              ============    ============    ============    ============    ============
     Cost                                     $ 62,610,306    $  6,574,405    $  8,988,176    $ 75,848,234    $130,239,884
                                              ============    ============    ============    ============    ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                              ---------------------------------------------------------------------------

                                                VT Global
                                                  Asset         VT Global        VT Growth      VT Growth      VT Health
                                                Allocation        Growth        and Income    Opportunities    Sciences
                                              --------------  --------------  --------------  -------------  ------------
ASSETS
Investments at fair value                      $ 15,105,687    $ 71,380,741    $549,082,101   $ 35,105,329   $ 95,452,928
                                               ------------    ------------    ------------   ------------   ------------
     Total assets                              $ 15,105,687    $ 71,380,741    $549,082,101   $ 35,105,329   $ 95,452,928
                                               ============    ============    ============   ============   ============
NET ASSETS
Accumulation units                             $ 15,064,535    $ 71,308,788    $548,643,299   $ 35,105,329   $ 95,347,940
Contracts in payout (annuitization) period           41,152          71,953         438,802              -        104,988
                                               ------------    ------------    ------------   ------------   ------------
     Total net assets                          $ 15,105,687    $ 71,380,741    $549,082,101   $ 35,105,329   $ 95,452,928
                                               ============    ============    ============   ============   ============
FUND SHARE INFORMATION
     Number of shares                             1,128,975       7,700,188      23,425,004      6,636,168      8,158,370
                                               ============    ============    ============   ============   ============
     Cost                                      $ 17,892,751    $132,603,814    $584,196,334   $ 54,660,969   $100,849,878
                                               ============    ============    ============   ============   ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------------

                                                                                              VT International  VT International
                                                  VT High                   VT International    Growth and            New
                                                   Yield       VT Income         Growth           Income         Opportunities
                                               ------------  -------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value                      $ 46,119,750   $121,264,785    $131,834,991      $ 31,860,915      $ 30,642,790
                                               ------------   ------------    ------------      ------------      ------------
     Total assets                              $ 46,119,750   $121,264,785    $131,834,991      $ 31,860,915      $ 30,642,790
                                               ============   ============    ============      ============      ============
NET ASSETS
Accumulation units                             $ 46,012,440   $120,980,726    $131,719,056      $ 31,833,473      $ 30,638,942
Contracts in payout (annuitization) period          107,310        284,059         115,935            27,442             3,848
                                               ------------   ------------    ------------      ------------      ------------
     Total net assets                          $ 46,119,750   $121,264,785    $131,834,991      $ 31,860,915      $ 30,642,790
                                               ============   ============    ============      ============      ============
FUND SHARE INFORMATION
     Number of shares                             5,729,162      9,624,189      10,666,261         3,274,503         3,142,850
                                               ============   ============    ============      ============      ============
     Cost                                      $ 51,825,324   $119,293,742    $179,871,217      $ 40,649,588      $ 49,714,653
                                               ============   ============    ============      ============      ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                               ----------------------------------------------------------------------
                                                                                                           VT OTC &
                                                               VT Money        VT New         VT New       Emerging
                                               VT Investors     Market      Opportunities     Value         Growth
                                               ------------  -------------  -------------  ------------  ------------
ASSETS
Investments at fair value                      $221,771,998  $108,101,092   $165,812,660  $ 71,331,639  $ 44,145,776
                                               ------------  ------------   ------------  ------------  ------------
     Total assets                              $221,771,998  $108,101,092   $165,812,660  $ 71,331,639  $ 44,145,776
                                               ============  ============   ============  ============  ============
NET ASSETS
Accumulation units                             $221,639,978  $107,295,229   $165,742,495  $ 71,250,142  $ 44,112,647
Contracts in payout (annuitization) period          132,020       805,863         70,165        81,497        33,129
                                               ------------  ------------   ------------  ------------  ------------
     Total net assets                          $221,771,998  $108,101,092   $165,812,660  $ 71,331,639  $ 44,145,776
                                               ============  ============   ============  ============  ============
FUND SHARE INFORMATION
     Number of shares                            23,949,460   108,101,092     10,018,892     5,315,323     7,369,913
                                               ============  ============   ============  ============  ============
     Cost                                      $314,083,737  $108,101,092   $312,655,299  $ 68,519,251  $ 99,205,064
                                               ============  ============   ============  ============  ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------
                                                                                            VT Utilities
                                                                VT Small                     Growth and
                                                VT Research    Cap Value    VT Technology      Income         VT Vista
                                               -------------  ------------  -------------   -------------  --------------
ASSETS
Investments at fair value                       $106,092,352  $ 81,568,083   $ 13,257,343    $ 49,971,791   $ 91,421,457
                                                ------------  ------------   ------------    ------------   ------------
     Total assets                               $106,092,352  $ 81,568,083   $ 13,257,343    $ 49,971,791   $ 91,421,457
                                                ============  ============   ============    ============   ============
NET ASSETS
Accumulation units                              $105,939,079  $ 81,516,746   $ 13,257,343    $ 49,794,862   $ 91,338,037
Contracts in payout (annuitization) period           153,273        51,337              -         176,929         83,420
                                                ------------  ------------   ------------    ------------   ------------
     Total net assets                           $106,092,352  $ 81,568,083   $ 13,257,343    $ 49,971,791   $ 91,421,457
                                                ============  ============   ============    ============   ============
FUND SHARE INFORMATION
     Number of shares                              9,697,656     5,427,018      3,126,732       3,867,786      8,061,857
                                                ============  ============   ============    ============   ============
     Cost                                       $127,819,620  $ 70,131,837   $ 21,615,312    $ 61,956,780   $145,516,472
                                                ============  ============   ============    ============   ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                               Putnam Variable Trust Sub-Accounts
                                               ----------------------------------
                                                  VT Voyager     VT Voyager II
                                                 ------------    -------------
ASSETS
Investments at fair value                        $352,295,855     $  7,594,364
                                                 ------------     ------------
     Total assets                                $352,295,855     $  7,594,364
                                                 ============     ============
NET ASSETS
Accumulation units                               $352,086,666     $  7,594,364
Contracts in payout (annuitization) period            209,189                -
                                                 ------------     ------------
     Total net assets                            $352,295,855     $  7,594,364
                                                 ============     ============
FUND SHARE INFORMATION
     Number of shares                              12,335,289        1,528,041
                                                 ============     ============
     Cost                                        $575,984,980     $  8,410,069
                                                 ============     ============


See notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------
                                                VT American                                                  VT The George
                                                 Government      VT Asia       VT Capital    VT Diversified   Putnam Fund
                                                  Income      Pacific Growth  Appreciation       Income        of Boston
                                               -------------  --------------  ------------   --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $          -    $          -   $          -    $  4,439,352   $  2,382,532
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                       (610,401)        (63,228)       (61,605)       (866,241)    (1,344,361)
                                               -------------   -------------  -------------   -------------  -------------
     Net investment income (loss)                  (610,401)        (63,228)       (61,605)      3,573,111      1,038,171
                                               -------------   -------------  -------------   -------------  -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                             6,784,359      11,822,915        802,451       5,057,846      4,135,614
  Cost of investments sold                        6,625,711      13,952,994        870,791       5,326,748      4,032,604
                                               -------------   -------------  -------------   -------------  -------------

     Realized gains (losses) on fund shares         158,648      (2,130,079)       (68,340)       (268,902)       103,010

Realized gain distributions                           5,974       1,337,630              -                -             -
                                               -------------   -------------  -------------   -------------  -------------
     Net realized gains (losses)                    164,622        (792,449)       (68,340)       (268,902)       103,010

Change in unrealized gains (losses)               2,112,613        (438,658)      (273,591)     (2,139,633)    (1,738,151)
                                               -------------   -------------  -------------   -------------  -------------
     Net realized and unrealized gains
        (losses) on investments                   2,277,235      (1,231,107)      (341,931)     (2,408,535)    (1,635,141)
                                               -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $  1,666,834    $ (1,294,335)  $   (403,536)   $  1,164,576   $   (596,970)
                                               =============   =============  =============   =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               --------------------------------------------------------------------------
                                                 VT Global
                                                   Asset        VT Global     VT Growth        VT Growth      VT Health
                                                Allocation        Growth      and Income     Opportunities    Sciences
                                               ------------   ------------   ------------    -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $    125,279   $          -   $  7,102,696    $          -   $          -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                       (175,689)      (944,392)    (6,426,119)       (456,397)    (1,134,392)
                                               -------------  -------------  -------------   -------------  -------------
     Net investment income (loss)                   (50,410)      (944,392)       676,577        (456,397)    (1,134,392)
                                               -------------  -------------  -------------   -------------  -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                             2,403,948      6,202,350     12,080,207       4,112,855     10,855,748
  Cost of investments sold                        2,907,572     11,156,647     13,096,819       6,698,487     11,390,542
                                               -------------  -------------  -------------   -------------  -------------

     Realized gains (losses) on fund shares        (503,624)    (4,954,297)    (1,016,612)     (2,585,632)      (534,794)

Realized gain distributions                       1,287,937     17,386,594      5,236,428               -              -
                                               -------------  -------------  -------------   -------------  -------------
     Net realized gains (losses)                    784,313     12,432,297      4,219,816      (2,585,632)      (534,794)

Change in unrealized gains (losses)              (2,072,518)   (38,402,346)   (43,929,755)    (10,473,463)   (17,761,548)
                                               -------------  -------------  -------------   -------------  -------------
     Net realized and unrealized gains
       (losses) on investments                   (1,288,205)   (25,970,049)   (39,709,939)    (13,059,095)   (18,296,342)
                                               -------------  -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $ (1,338,615)  $(26,914,441)  $(39,033,362)   $(13,515,492)  $(19,430,734)
                                               =============  =============  =============   =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                               ------------------------------------------------------------------------------------
                                                                                               VT International    VT International
                                                 VT High                     VT International     Growth and             New
                                                  Yield         VT Income         Growth            Income          Opportunities
                                               -------------  -------------  ----------------  ----------------    ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $  4,521,008   $  4,115,325    $    325,750      $    283,761      $          -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                       (502,865)    (1,100,481)     (1,644,523)         (385,085)         (436,553)
                                               -------------  -------------    ------------     -------------     -------------
     Net investment income (loss)                 4,018,143      3,014,844      (1,318,773)         (101,324)         (436,553)
                                               -------------  -------------    ------------     -------------     -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                            13,116,745      4,865,553       7,964,560         3,554,893        12,782,844
  Cost of investments sold                       14,207,734      4,778,488      10,180,579         4,366,201        20,081,655
                                               -------------  -------------   -------------     -------------     -------------

     Realized gains (losses) on fund shares      (1,090,989)        87,065      (2,216,019)         (811,308)       (7,298,811)

Realized gain distributions                               -              -      13,300,271         1,709,719                 -
                                               -------------  -------------   -------------     -------------     -------------
     Net realized gains (losses)                 (1,090,989)        87,065      11,084,252           898,411        (7,298,811)

Change in unrealized gains (losses)              (2,440,336)       740,029     (39,826,741)       (7,895,319)       (4,676,000)
                                               -------------  -------------   -------------     -------------     -------------

     Net realized and unrealized gains
       (losses) on investments                   (3,531,325)       827,094     (28,742,489)       (6,996,908)      (11,974,811)
                                               -------------  -------------   -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $    486,818   $  3,841,938    $(30,061,262)     $ (7,098,232)     $(12,411,364)
                                               =============  =============   =============     =============     =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------
                                                                                                             VT OTC &
                                                                 VT Money        VT New        VT New        Emerging
                                                VT Investors      Market      Opportunities     Value         Growth
                                               --------------  ------------   -------------  ------------   -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $          -    $ 2,478,464    $          -   $   313,689    $         -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                   $ (2,933,728)    (1,057,125)     (2,282,194)     (610,524)      (641,189)
                                               --------------  ------------   -------------  ------------   ------------

     Net investment income (loss)                (2,933,728)     1,421,339      (2,282,194)     (296,835)      (641,189)
                                               --------------  ------------   -------------  ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                            11,877,698     78,892,795      15,296,133     4,383,469     12,810,961
  Cost of investments sold                       16,665,109     78,892,795      28,138,564     4,212,498     26,519,312
                                               --------------  ------------   -------------  ------------   ------------

     Realized gains (losses) on fund shares      (4,787,411)             -     (12,842,431)      170,971    (13,708,351)

Realized gain distributions                               -              -      30,829,440       902,458              -
                                               --------------  ------------   -------------  ------------  -------------
     Net realized gains (losses)                 (4,787,411)             -      17,987,009     1,073,429    (13,708,351)

Change in unrealized gains (losses)             (60,555,276)             -     (83,450,545)      (27,768)   (16,960,031)
                                               --------------  ------------   -------------  ------------  -------------
     Net realized and unrealized gains
       (losses) on investments                  (65,342,687)             -     (65,463,536)    1,045,661    (30,668,382)
                                               --------------  ------------   -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $(68,276,415)   $ 1,421,339    $(67,745,730)  $   748,826   $(31,309,571)
                                               ==============  ============   =============  ============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------
                                                                                              VT Utilities
                                                                VT Small                       Growth and
                                                VT Research     Cap Value    VT Technology       Income         VT Vista
                                               -------------  -------------  -------------   --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $    244,910   $      3,045   $          -     $  1,297,931    $          -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                     (1,203,830)      (698,833)      (163,586)        (628,258)     (1,194,574)
                                               -------------  -------------  --------------   --------------   ------------
     Net investment income (loss)                  (958,920)      (695,788)      (163,586)         669,673      (1,194,574)
                                               -------------  -------------  --------------   --------------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
  Proceeds from sales                             4,631,614     11,528,240      3,048,935        3,986,419       8,790,150
  Cost of investments sold                        5,575,488     10,797,308      5,561,771        4,600,863      13,365,871
                                               -------------  -------------  --------------   --------------   ------------

     Realized gains (losses) on fund shares        (943,874)       730,932     (2,512,836)        (614,444)     (4,575,721)

Realized gain distributions                       4,051,127        204,053              -        2,249,601       9,960,218
                                               -------------  -------------  --------------   --------------  -------------
     Net realized gains (losses)                  3,107,253        934,985     (2,512,836)       1,635,157       5,384,497

Change in unrealized gains (losses)             (21,229,542)     7,297,468     (3,538,011)     (14,723,757)    (42,748,408)
                                               -------------  -------------  --------------   --------------  -------------
     Net realized and unrealized gains
       (losses) on investments                  (18,122,289)     8,232,453     (6,050,847)     (13,088,600)    (37,363,911)
                                               -------------  -------------  --------------   --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $(19,081,209)  $  7,536,665   $ (6,214,433)    $(12,418,927)   $(38,558,485)
                                               =============  =============  ==============   ==============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                               Putnam Variable Trust Sub-Accounts
                                               ----------------------------------
                                                   VT Voyager    VT Voyager II
                                                --------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $           -     $          -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                       (4,592,217)         (68,211)
                                                --------------    -------------
     Net investment income (loss)                  (4,592,217)         (68,211)
                                                --------------    -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                              12,638,446        3,176,743
  Cost of investments sold                         20,298,677        3,532,414
                                                --------------    -------------

     Realized gains (losses) on fund shares        (7,660,231)        (355,671)

Realized gain distributions
                                                   77,068,982                -
                                                --------------    -------------
     Net realized gains (losses)                   69,408,751         (355,671)

Change in unrealized gains (losses)              (158,839,564)        (640,661)
                                                --------------    -------------
     Net realized and unrealized gains
       (losses) on investments                    (89,430,813)        (996,332)
                                                --------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                 $ (94,023,030)    $ (1,064,543)
                                                ==============    =============


See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                             -----------------------------------------------------------------------------------
                                                     VT American
                                                   Government Income        VT Asia Pacific Growth       VT Capital Appreciation
                                             ---------------------------  ---------------------------  -------------------------
                                                  2001        2000 (a)        2001           2000          2001       2000 (b)
                                             -------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (610,401)  $   104,501   $    (63,228)  $   128,479   $   (61,605)  $   (1,032)
Net realized gains (losses)                       164,622        53,134       (792,449)     (175,116)      (68,340)        (132)
Change in unrealized gains (losses)             2,112,613        23,058       (438,658)   (3,321,292)     (273,591)      (8,526)
                                             -------------  ------------  -------------  ------------  ------------  -----------
Increase (decrease) in net assets
  from operations                               1,666,834       180,693     (1,294,335)   (3,367,929)     (403,536)      (9,690)
                                             -------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       33,613,259     4,604,075        408,855     5,314,157     4,612,762      581,651
Benefit payments                                 (114,846)            -        (89,676)      (14,001)      (37,921)           -
Payments on termination                          (947,743)      (22,876)      (317,498)     (198,184)     (124,016)        (523)
Contract maintenance charges                       (8,933)         (882)        (9,584)       (9,212)       (2,108)        (118)
Transfers among the sub-accounts
  and with the Fixed Account - net             24,357,856     1,418,540       (971,162)     (426,389)    3,809,618      279,940
                                             -------------  ------------  -------------  ------------  ------------  -----------
Increase (decrease) in net assets
  from capital transactions                    56,899,593     5,998,857       (979,065)    4,666,371     8,258,335      860,950
                                             -------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS              58,566,427   $ 6,179,550     (2,273,400)    1,298,442     7,854,799      851,260

NET ASSETS AT BEGINNING OF PERIOD               6,179,550             -      6,101,430     4,802,988       851,260            -
                                             -------------  ------------  -------------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD                  $ 64,745,977   $ 6,179,550   $  3,828,030   $ 6,101,430   $ 8,706,059   $  851,260
                                             =============  ============  =============  ============  ============  ===========
UNITS OUTSTANDING
  Units outstanding at beginning of period        560,042             -        657,641       275,930        93,257            -
     Units issued                               6,294,452       608,772      1,860,304     1,377,522     1,169,292       97,014
     Units redeemed                            (1,130,492)      (48,730)    (1,965,696)     (995,811)     (139,055)      (3,757)
                                             -------------  ------------  -------------  ------------  ------------  -----------
  Units outstanding at end of period            5,724,002       560,042        552,249       657,641     1,123,494       93,257
                                             =============  ============  =============  ============  ============  ===========

(a) For the Period Beginning February 1, 2000 and Ended December 31, 2000

(b) For the Period Beginning October 2, 2000 and Ended December 31, 2000


    See notes to financial statements.

--------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                                              VT The George Putnam
                                                VT Diversified Income             Fund of Boston         VT Global Asset Allocation
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000          2001           2000          2001          2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $  3,573,111   $  1,520,723   $  1,038,171   $   (680,304)  $    (50,410)  $    (15,991)
Net realized gains (losses)                     (268,902)       (63,099)       103,010        (15,169)       784,313        431,577
Change in unrealized gains (losses)           (2,139,633)    (2,048,566)    (1,738,151)     6,617,330     (2,072,518)      (882,662)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations                               1,164,576       (590,942)      (596,970)     5,921,857     (1,338,615)      (467,076)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       9,506,794     17,050,728     20,856,995     16,699,015      1,925,641      4,643,089
Benefit payments                              (1,560,169)      (593,934)    (1,675,337)      (682,061)      (174,720)        (4,760)
Payments on termination                       (4,142,403)    (1,600,993)    (5,893,884)    (2,771,740)      (610,345)      (317,956)
Contract maintenance charges                     (56,360)       (24,527)       (70,271)       (34,624)       (11,788)        (5,134)
Transfers among the sub-accounts
 and with the Fixed Account - net             13,194,583     24,550,342     42,493,187     30,824,652      3,504,676      5,167,305
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from capital transactions                    16,942,445     39,381,616     55,710,690     44,035,242      4,633,464      9,482,544
                                            -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             18,107,021     38,790,674     55,113,720     49,957,099      3,294,849      9,015,468

NET ASSETS AT BEGINNING OF PERIOD             53,794,072     15,003,398     78,966,116     29,009,017     11,810,838      2,795,370
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 71,901,093   $ 53,794,072   $134,079,836   $ 78,966,116   $ 15,105,687   $ 11,810,838
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
 Units outstanding at beginning of period      5,526,441      1,521,099      7,779,766      3,119,948      1,181,614        261,354
    Units issued                               3,592,472      4,952,544      7,845,207      5,942,011        910,201      1,018,915
    Units redeemed                            (1,891,067)      (947,202)    (2,384,071)    (1,282,193)      (415,552)       (98,655)
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period            7,227,846      5,526,441     13,240,902      7,779,766      1,676,263      1,181,614
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                  VT Global Growth           VT Growth and Income          VT Growth Opportunities
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001         2000 (a)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $   (944,392)  $   (465,905)  $    676,577   $    183,876   $   (456,397)  $   (197,234)
Net realized gains (losses)                   12,432,297      5,150,133      4,219,816     16,973,842     (2,585,632)       (64,474)
Change in unrealized gains (losses)          (38,402,346)   (27,044,839)   (43,929,755)    11,466,335    (10,473,463)    (9,082,177)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations                             (26,914,441)   (22,360,611)   (39,033,362)    28,624,053    (13,515,492)    (9,343,885)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      12,247,494     46,045,181     87,879,831    132,077,729      9,436,386     26,788,299
Benefit payments                                (827,886)      (613,225)    (7,651,455)    (2,190,169)      (373,826)      (252,625)
Payments on termination                       (3,958,784)    (1,640,673)   (24,650,504)   (11,399,311)    (1,475,194)      (355,118)
Contract maintenance charges                     (72,928)       (25,992)      (431,472)      (166,237)       (39,548)        (5,839)
Transfers among the sub-accounts
 and with the Fixed Account - net             14,129,960     38,374,183    118,363,976    142,166,748      9,391,809     14,850,362
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from capital transactions                    21,517,856     82,139,474    173,510,376    260,488,760     16,939,627     41,025,079
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             (5,396,585)    59,778,863    134,477,014    289,112,813      3,424,135     31,681,194

NET ASSETS AT BEGINNING OF PERIOD             76,777,326     16,998,463    414,605,087    125,492,274     31,681,194              -
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 71,380,741   $ 76,777,326   $549,082,101   $414,605,087   $ 35,105,329   $ 31,681,194
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period     7,637,118      1,085,592     41,737,903     13,684,943      4,254,053              -
    Units issued                               5,344,102      7,198,864     28,791,372     34,517,392      4,478,678      4,551,413
    Units redeemed                            (2,723,427)      (647,338)   (10,900,960)    (6,464,432)    (1,693,313)      (297,360)
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period           10,257,793      7,637,118     59,628,315     41,737,903      7,039,418      4,254,053
                                            =============  =============  =============  =============  =============  =============


    (a) For the Period Beginning February 1, 2000 and Ended December 31, 2000


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                 VT Health Sciences               VT High Yield                  VT Income
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001           2000           2001           2000           2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $ (1,134,392)  $   (615,374)  $  4,018,143   $  1,511,766   $  3,014,844   $    922,073
Net realized gains (losses)                     (534,794)       399,113     (1,090,989)      (348,654)        87,065        (13,844)
Change in unrealized gains (losses)          (17,761,548)    11,778,457     (2,440,336)    (3,463,311)       740,029      1,249,460
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations                             (19,430,734)    11,562,196        486,818     (2,300,199)     3,841,938      2,157,689
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      17,902,541     34,438,787      9,464,238     10,689,687     28,516,907     15,962,899
Benefit payments                              (1,057,178)      (210,411)      (761,660)      (125,887)    (2,144,930)      (176,506)
Payments on termination                       (3,596,244)    (2,393,058)    (2,667,616)    (1,072,177)    (4,729,017)    (1,604,010)
Contract maintenance charges                     (96,323)       (33,966)       (26,680)       (10,788)       (49,065)       (17,249)
Transfers among the sub-accounts
 and with the Fixed Account - net             12,557,263     31,655,497     13,252,073     10,126,243     49,234,764     17,981,972
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from capital transactions                    25,710,059     63,456,849     19,260,355     19,607,078     70,828,659     32,147,106
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              6,279,325     75,019,045     19,747,173     17,306,879     74,670,597     34,304,795

NET ASSETS AT BEGINNING OF PERIOD             89,173,603     14,154,558     26,372,577      9,065,698     46,594,188     12,289,393
                                            -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                 $ 95,452,928   $ 89,173,603   $ 46,119,750   $ 26,372,577   $121,264,785   $ 46,594,188
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
 Units outstanding at beginning of period      6,314,457      1,336,030      2,938,699        912,804      4,497,621      1,265,396
    Units issued                               4,697,240      5,960,452      4,497,702      2,855,190      8,846,468      3,970,210
    Units redeemed                            (2,470,937)      (982,025)    (2,416,379)      (829,295)    (2,297,826)      (737,985)
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period            8,540,760      6,314,457      5,020,022      2,938,699     11,046,263      4,497,621
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                                               VT International              VT International
                                              VT International Growth          Growth and Income            New Opportunities
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001           2000          2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $ (1,318,773)  $    (46,092)  $   (101,324)  $    302,809   $   (436,553)  $   (388,623)
Net realized gains (losses)                   11,084,252      3,912,855        898,411      1,139,328     (7,298,811)      (584,514)
Change in unrealized gains (losses)          (39,826,741)   (13,379,779)    (7,895,319)    (1,222,931)    (4,676,000)   (16,810,323)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            (30,061,262)    (9,513,016)    (7,098,232)       219,206    (12,411,364)   (17,783,460)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      22,149,655     56,826,187      5,961,654     10,845,828      5,619,713     30,904,119
Benefit payments                              (1,402,133)      (456,663)      (215,217)       (80,749)      (402,957)       (73,834)
Payments on termination                       (4,848,023)    (2,659,421)    (1,263,167)      (637,028)    (1,431,091)      (892,425)
Contract maintenance charges                    (143,548)       (46,303)       (29,286)       (11,593)       (50,851)       (13,439)
Transfers among the sub-accounts
  and with the Fixed Account - net            24,550,412     50,743,587      6,879,033     10,123,156      1,125,887     16,530,612
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   40,306,363    104,407,387     11,333,017     20,239,614      4,860,701     46,455,033
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             10,245,101     94,894,371      4,234,785     20,458,820     (7,550,663)    28,671,573

NET ASSETS AT BEGINNING OF PERIOD            121,589,890     26,695,519     27,626,130      7,167,310     38,193,453      9,521,880
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $131,834,991   $121,589,890   $ 31,860,915   $ 27,626,130   $ 30,642,790   $ 38,193,453
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period    10,060,464      1,851,396      2,533,466        653,659      4,012,152        525,760
     Units issued                              7,049,008      9,193,882      2,061,304      2,217,609      2,882,972      5,025,510
     Units redeemed                           (3,047,978)      (984,814)      (845,383)      (337,802)    (2,354,117)    (1,539,118)
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period           14,061,494     10,060,464      3,749,387      2,533,466      4,541,007      4,012,152
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                    VT Investors               VT Money Market              VT New Opportunities
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $ (2,933,728)  $ (2,279,519)  $  1,421,339   $  1,064,101   $ (2,282,194)  $ (1,894,838)
Net realized gains (losses)                   (4,787,411)        85,245              -              -     17,987,009      7,247,455
Change in unrealized gains (losses)          (60,555,276)   (43,287,008)             -              -    (83,450,545)   (75,226,792)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            (68,276,415)   (45,481,282)     1,421,339      1,064,101    (67,745,730)   (69,874,175)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      31,547,837    100,542,763     41,868,272     38,991,728     31,466,007    128,621,610
Benefit payments                              (3,753,727)    (2,295,310)    (7,972,530)    (2,798,217)    (1,871,913)    (2,194,069)
Payments on termination                      (11,796,981)    (6,626,334)   (14,312,485)    (3,727,684)    (7,801,962)    (4,752,789)
Contract maintenance charges                    (231,354)      (108,283)       (84,002)       (25,407)      (212,209)       (69,973)
Transfers among the sub-accounts
  and with the Fixed Account - net            37,772,649    107,337,707     50,700,773    (13,895,457)    22,670,033     89,169,442
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   53,538,424    198,850,543     70,200,028     18,544,963     44,249,956    210,774,221
                                            -------------  -------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS            (14,737,991)   153,369,261     71,621,367     19,609,064    (23,495,774)   140,900,046

NET ASSETS AT BEGINNING OF PERIOD            236,509,989     83,140,728     36,479,725     16,870,661    189,308,434     48,408,388
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $221,771,998   $236,509,989   $108,101,092   $ 36,479,725   $165,812,660   $189,308,434
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period    24,536,475      6,834,530      3,443,436      1,649,315     18,239,779      3,086,171
     Units issued                             13,771,239     20,319,570     20,942,015     11,695,285     11,756,604     17,000,922
     Units redeemed                           (7,247,777)    (2,617,625)   (14,431,196)    (9,901,164)    (6,452,768)    (1,847,314)
                                            -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period          31,059,937     24,536,475      9,954,255      3,443,436     23,543,615     18,239,779
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                    VT New Value            VT OTC & Emerging Growth            VT Research
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $   (296,835)  $    (38,707)  $   (641,189)  $   (688,607)  $   (958,920)  $   (654,576)
Net realized gains (losses)                    1,073,429        426,233    (13,708,351)      (962,644)     3,107,253        296,277
Change in unrealized gains (losses)              (27,768)     3,060,664    (16,960,031)   (42,842,125)   (21,229,542)    (2,522,857)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                                748,826      3,448,190    (31,309,571)   (44,493,376)   (19,081,209)    (2,881,156)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      17,177,010      6,949,814      9,212,091     52,012,941     23,623,045     31,424,090
Benefit payments                                (702,989)       (24,071)      (819,986)      (466,457)    (2,116,628)      (518,163)
Payments on termination                       (2,047,068)      (437,035)    (2,469,075)    (1,834,868)    (3,789,056)    (1,808,680)
Contract maintenance charges
                                                 (34,377)        (8,549)       (84,717)       (29,504)       (87,142)       (34,899)
Transfers among the sub-accounts
  and with the Fixed Account - net            31,586,982      7,957,896     10,040,626     36,955,805     29,781,899     28,978,748
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   45,979,558     14,438,055     15,878,939     86,637,917     47,412,118     58,041,096
                                            -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             46,728,384     17,886,245    (15,430,632)    42,144,541     28,330,909     55,159,940

NET ASSETS AT BEGINNING OF PERIOD             24,603,255      6,717,010     59,576,408     17,431,867     77,761,443     22,601,503
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 71,331,639   $ 24,603,255   $ 44,145,776   $ 59,576,408   $106,092,352   $ 77,761,443
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period     2,266,370        763,861      7,437,448        878,988      7,011,726      1,949,388
     Units issued                              5,513,718      2,151,871      7,771,296      8,316,051      7,202,302      5,849,375
     Units redeemed                           (1,438,484)      (649,362)    (5,055,918)    (1,757,591)    (2,208,757)      (787,037)
                                            -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period           6,341,604      2,266,370     10,152,826      7,437,448     12,005,271      7,011,726
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                                                                               VT Utilities
                                                 VT Small Cap Value              VT Technology              Growth and Income
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $   (695,788)  $   (154,045)  $   (163,586)  $    (48,051)  $    669,673   $    138,034
Net realized gains (losses)                      934,985         77,142     (2,512,836)       (20,342)     1,635,157        715,376
Change in unrealized gains (losses)            7,297,468      3,988,606     (3,538,011)    (4,819,958)   (14,723,757)     2,872,139
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                              7,536,665      3,911,703     (6,214,433)    (4,888,351)   (12,418,927)     3,725,549
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      20,822,863      8,988,568      5,125,757      9,668,705     10,516,778     16,124,585
Benefit payments                                (390,546)       (67,417)      (102,548)             -       (546,969)      (101,521)
Payments on termination                       (3,519,008)    (1,073,997)      (299,512)       (44,773)    (2,566,367)    (1,056,766)
Contract maintenance charges                     (53,196)       (14,423)       (18,375)        (2,624)       (28,259)       (10,926)
Transfers among the sub-accounts
  and with the Fixed Account - net            29,336,118      9,970,430      3,763,733      6,269,764     14,889,863     14,067,419
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   46,196,231     17,803,161      8,469,055     15,891,072     22,265,046     29,022,791
                                            -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             53,732,896     21,714,864      2,254,622     11,002,721      9,846,119     32,748,340

NET ASSETS AT BEGINNING OF PERIOD             27,835,187      6,120,323     11,002,721              -     40,125,672      7,377,332
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 81,568,083   $ 27,835,187   $ 13,257,343   $ 11,002,721   $ 49,971,791   $ 40,125,672
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period
                                               2,216,437        594,146      1,850,116              -      3,452,683        738,882
     Units issued                              5,157,065      1,998,285      3,134,100      1,932,834      3,614,045      3,057,762
     Units redeemed                           (1,760,951)      (375,994)    (1,268,144)       (82,718)    (1,449,105)      (343,961)
                                            -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period           5,612,551      2,216,437      3,716,072      1,850,116      5,617,623      3,452,683
                                            =============  =============  =============  =============  =============  =============


    (c) For the Period Beginning July 17, 2000 and Ended December 31, 2000


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                      VT Vista                    VT Voyager                   VT Voyager II
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001          2000 (b)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $ (1,194,574)  $   (706,860)  $  (4,592,217) $ (3,362,336)  $   (68,211)   $    (2,492)
Net realized gains (losses)                    5,384,497        396,551      69,408,751    23,194,576      (355,671)          (389)
Change in unrealized gains (losses)          (42,748,408)   (13,484,798)   (158,839,564)  (89,593,301)     (640,661)      (175,044)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            (38,558,485)   (13,795,107)    (94,023,030)  (69,761,061)   (1,064,543)      (177,925)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      20,552,143     58,606,369      56,330,495   189,730,182     4,854,517      1,281,817
Benefit payments
                                              (1,166,670)      (337,202)     (4,510,697)   (1,806,977)     (100,529)             -
Payments on termination                       (4,483,933)    (1,829,766)    (16,827,825)   (9,439,043)     (150,426)        (3,959)
Contract maintenance charges
                                                 (90,242)       (29,402)       (373,056)     (146,174)       (3,978)          (214)
Transfers among the sub-accounts
  and with the Fixed Account - net            20,389,565     37,684,676      53,894,929   137,969,686     2,516,391        443,213
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   35,200,863     94,094,675      88,513,846   316,307,674     7,115,975      1,720,857
                                            -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             (3,357,622)    80,299,568      (5,509,184)  246,546,613     6,051,432      1,542,932

NET ASSETS AT BEGINNING OF PERIOD             94,779,079     14,479,511     357,805,039   111,258,426     1,542,932              -
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 91,421,457   $ 94,779,079    $352,295,855  $357,805,039   $ 7,594,364    $ 1,542,932
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period     7,811,689      1,028,112      32,247,556     7,769,019       211,084              -
     Units issued                              7,023,988      7,603,454      17,785,912    27,529,905     2,036,772        222,928
     Units redeemed                           (3,317,599)      (819,877)     (8,327,616)   (3,051,368)     (726,130)       (11,844)
                                            -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period          11,518,078      7,811,689      41,705,852    32,247,556     1,521,726        211,084
                                            =============  =============  =============  =============  =============  =============


    (b) For the Period Beginning October 2, 2000 and Ended December 31, 2000


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life Insurance Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate issues four variable annuity contracts, the Putnam Allstate Advisor ("Advisor"), Putnam Allstate Advisor Apex ("Advisor Apex"), Putnam Allstate Advisor Plus ("Advisor Plus"), and Putnam Allstate Advisor Preferred ("Advisor Preferred") (collectively the "Contracts"), the deposits of which are invested at the direction of contractholders in sub-accounts that comprise the Account. Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the Putnam Variable Trust (collectively the "Funds").

       VT American Government Income          VT International New Opportunities
       VT Asia Pacific Growth                 VT Investors
       VT Capital Appreciation                VT Money Market
       VT Diversified Income                  VT New Opportunities
       VT The George Putnam Fund of Boston    VT New Value
       VT Global Asset Allocation             VT OTC & Emerging Growth
       VT Global Growth                       VT Research
       VT Growth and Income                   VT Small Cap Value
       VT Growth Opportunities                VT Technology
       VT Health Sciences                     VT Utilities Growth and Income
       VT High Yield                          VT Vista
       VT Income                              VT Voyager
       VT International Growth                VT Voyager II
       VT International Growth and Income

      Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included with and taxed as a part of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

      OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.


3.     EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.80% to 2.15% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contract and certain expenses of the Contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Allstate guarantees that the amount of this charge will not increase over the life of the Contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      CONTRACT MAINTENANCE CHARGE - Allstate deducts from the contractholder's account an annual maintenance charge of $30 on each Advisor contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. There is no contract maintenance charge on the Advisor Apex, Advisor Plus, and Advisor Preferred contracts.

4. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                  Purchases
                                                              ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income                              $     63,078,665
   VT Asia Pacific Growth                                           12,117,403
   VT Capital Appreciation                                           8,999,064
   VT Diversified Income                                            25,565,924
   VT The George Putnam Fund of Boston                              60,873,497
   VT Global Asset Allocation                                        8,273,297
   VT Global Growth                                                 44,151,735
   VT Growth and Income                                            191,445,950
   VT Growth Opportunities                                          20,591,680
   VT Health Sciences                                               35,419,017
   VT High Yield                                                    36,391,577
   VT Income                                                        78,702,579
   VT International Growth                                          60,235,517
   VT International Growth and Income                               16,492,464
   VT International New Opportunities                               17,201,681
   VT Investors                                                     62,449,516
   VT Money Market                                                 150,509,091
   VT New Opportunities                                             88,067,018
   VT New Value                                                     50,965,231
   VT OTC & Emerging Growth                                         28,040,429
   VT Research                                                      55,125,130
   VT Small Cap Value                                               57,228,865
   VT Technology                                                    11,352,874
   VT Utilities Growth and Income                                   29,165,160
   VT Vista                                                         52,743,482
   VT Voyager                                                      173,579,316
   VT Voyager II                                                    10,224,292
                                                              -----------------
                                                              $  1,448,990,454
                                                              =================

5. FINANCIAL HIGHLIGHTS

   The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

   As explained in Note 3, the expense ratio represents mortality and expense risk charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.

                                                         At December 31, 2001          For the year ended December 31, 2001
                                                         --------------------  ----------------------------------------------------
                                                             Accumulation        Investment       Expense              Total
                                                              Unit Value        Income Ratio*      Ratio**           Return***
                                                         --------------------  --------------  --------------  --------------------
Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income                        $ 6.38 - $ 11.80         0.00%       0.80% - 2.15%      4.01% -    5.69%
      VT Asia Pacific Growth                                 4.58 -    7.19         0.00        0.80  - 2.00     -26.11  -  -24.61
      VT Capital Appreciation                                7.70 -    7.81         0.00        0.80  - 2.10     -16.23  -  -14.60
      VT Diversified Income                                  9.09 -   10.36         7.06        0.80  - 2.15       0.99  -    2.68
      VT The George Putnam Fund of Boston                    9.17 -   11.37         2.24        0.80  - 2.15      -2.04  -   -0.35
      VT Global Asset Allocation                             8.52 -    9.12         0.93        0.80  - 1.95     -10.69  -   -9.25
      VT Global Growth                                       4.88 -    7.54         0.00        0.80  - 2.15     -32.02  -  -30.33
      VT Growth and Income                                   8.10 -   10.87         1.47        0.80  - 2.15      -8.83  -   -7.15
      VT Growth Opportunities                                4.45 -    5.03         0.00        0.80  - 2.10     -34.27  -  -32.64
      VT Health Sciences                                     9.44 -   11.67         0.00        0.80  - 2.15     -22.09  -  -20.40
      VT High Yield                                          8.40 -    9.69        12.47        0.80  - 2.10       1.19  -    2.82
      VT Income                                             10.14 -   11.32         4.90        0.80  - 2.15       4.75  -    6.43
      VT International Growth                                6.57 -   10.10         0.26        0.80  - 2.15     -22.94  -  -21.25
      VT International Growth and Income                     7.75 -    8.58         0.95        0.80  - 2.10     -23.07  -  -21.44
      VT International New Opportunities                     3.95 -    7.74         0.00        0.80  - 2.10     -30.88  -  -29.25
      VT Investors                                           5.79 -    7.26         0.00        0.80  - 2.10     -27.01  -  -25.38
      VT Money Market                                       10.09 -   10.96         3.43        0.80  - 2.10       1.31  -    2.93
      VT New Opportunities                                   4.65 -    7.89         0.00        0.80  - 2.15     -32.39  -  -30.70
      VT New Value                                           9.74 -   13.59         0.65        0.80  - 2.15       0.80  -    2.49
      VT OTC & Emerging Growth                               2.18 -    5.14         0.00        0.80  - 2.10     -47.76  -  -46.13
      VT Research                                            7.61 -    9.00         0.27        0.80  - 2.15     -21.18  -  -19.49
      VT Small Cap Value                                    13.04 -   15.59         0.01        0.80  - 2.15      15.50  -   17.18
      VT Technology                                          3.13 -    3.60         0.00        0.80  - 2.10     -41.28  -  -39.66
      VT Utilities Growth and Income                         8.01 -    9.10         2.88        0.80  - 2.15     -24.63  -  -22.95
      VT Vista                                               5.51 -    8.76         0.00        0.80  - 2.10     -35.66  -  -34.04
      VT Voyager                                             6.09 -    9.05         0.00        0.80  - 2.15     -24.72  -  -23.03
      VT Voyager II                                          4.95 -    5.03         0.00        0.80  - 2.10     -32.96  -  -31.34

* Investment Income Ratio - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

** Expense Ratio - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

*** Total Return - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

                                     PART C

                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Life Insurance Company Separate Account A ("Separate Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A*

(2)  Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.)**

   (b) Underwriting Agreement with Allstate Distributors, L.L.C****

(4)(a) Form of Putnam Allstate Advisor Preferred Contract***

(4)(b) Form of Earnings Protection Death Benefit Rider*****

(4)(c)  Form  of  Amendatory   Endorsement   to  add  Free   Withdrawal   Amount
     provision*****

(4)(d) Form of Death Benefit Change Endorsement

(5)  Form of Application for Putnam Allstate Advisor Preferred Contract***

(6)(a) Articles of Incorporation of Allstate Life Insurance Company******

(b)  By-laws of Allstate Life Insurance Company******

(7)  Not applicable

(8) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company****

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered*****

(10)(a) Independent Auditors' Consent

     (b) Consent of Foley & Lardner

(11) Not applicable

(12) Not applicable

(13)(a) Performance Data Calculations****
    (b) Performance Data Calculations******

(14) Not applicable

(99) (a) Powers of Attorney for John L. Carl, Richard I. Cohen, Margaret G. Dyer, Edward M. Liddy, J. Kevin McCarthy, and Robert W.Pike *****

     (b) Power of Attorney for David A. Bird, Marla G. Friedman, John C. Lounds, Samuel H. Pilch, Steven E. Shebik, Kevin R. Slawin, Casey J. Sylla and Thomas J. Wilson, II

* Incorporated herein by reference to the initial filing, dated February 9, 1999, of Registrant's Form N-4 registration statement (File No. 333-72017).

** Incorporated herein by reference to Pre-Effective Amendment No. 1, dated April 16, 1999, to Registrant's Form N-4 registration statement (File No. 333-72017).

*** Previously filed in the initial filing of this Form N-4 registration statement (File No. 333-31288) on February 29, 2000.

**** Previously filed in Pre-Effective Amendment No. 1 to Registration Form N-4 registration statement (File No. 333-31288) dated April 27, 2000

***** Previously filed in Post Effective Amendment No. 3 to registration statement (File #333-31288) dated February 2, 2001.

****** Previously filed in Post Effective Amendment No. 5 to registration statement (File #333-31288) dated April 20, 2001.

     25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL        POSITION AND OFFICE WITH
BUSINESS ADDRESS          DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II      Chairman of the Board and President, and Director
                          (Principal Executive Officer)
Michael J. Velotta        Senior Vice President, General Counsel,
                          Secretary, and Director
Richard L. Baker          Vice President
David A. Bird             Director
John L. Carl              Director
Patricia A. Coffey        Vice President
Richard I. Cohen          Director
Margaret G. Dyer          Senior Vice President and Director
Thomas W. Evans           Vice President
Marla G. Friedman         Senior Vice President and Director
Karen C. Gardner          Vice President
Dennis Gomez              Vice President
John R. Hunter            Vice President
John C. Lounds            Senior Vice President and Director
Edward M. Liddy           Director
Harold Maude, Jr.         Vice President
J. Kevin McCarthy         Senior Vice President and Director
Mary J. McGinn            Vice President and Assistant Secretary
William H. Monie          Vice President
Robert W. Pike            Director
Samuel H. Pilch           Group Vice President and Controller
                          (Principal Accounting Officer)
Michael J. Roche          Senior Vice President
Steven E. Shebik          Senior Vice President and Director
                          (Principal Financial Officer)
Kevin R. Slawin           Senior Vice President and Director
Casey J. Sylla            Chief Investment Officer and Director
B. Eugene Wraith          Vice President
James P. Zils             Treasurer
D. Steven Boger           Assistant Vice President
Lisa Cochrane             Assistant Vice President
Errol Cramer              Assistant Vice President and Appointed Actuary
Lawrence W. Dahl          Assistant Vice President
Robert C. Doebler         Assistant Vice President
Sarah R. Donahue          Assistant Vice President
Phillip Emmanuele         Assistant Vice President
Lisa J. Flanary           Assistant Vice President
Douglas F. Gaer           Assistant Vice President
Brent H. Hamann           Assistant Vice President
John Hershberger          Assistant Vice President
Ronald A. Johnson         Assistant Vice President
Teresa G. Logue           Assistant Vice President
Robert L. Park            Assistant Vice President
Barry S. Paul             Assistant Vice President and Assistant Treasurer
Charles L. Salisbury      Assistant Vice President
Robert A. Shore           Assistant Vice President
Robert E. Transon         Assistant Vice President
Timothy N. Vander Pas     Assistant Vice President
Patricia W. Wilson        Assistant Vice President and Assistant Secretary
Richard Zaharias          Assistant Vice President
Laura R. Zimmerman        Assistant Vice President
Joanne M. Derrig          Assistant Vice President, Assistant General Counsel,
                          and Assistant Secretary
Doris M. Bryant           Assistant Secretary
Susan L. Lees             Assistant Secretary
Paul N. Kierig            Assistant Secretary

The principal business address of Mr. Bird and Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal business address of Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed March 26, 2002 (File #1-11840).

27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2002, there were 3,061 qualified contracts and 2,904 non-qualified contracts.

28.  INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to Allstate, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

               Allstate Life Insurance Company Separate Account A
              Allstate Life of New York Variable Separate Account A



29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Separate Account are as follows:


Richard L. Baker       Executive Committee Member
Peter H. Gallary       Executive Committee Member
John R. Hunter         Executive Committee Member, Chairperson, Managing
                       Director
Brent H. Hamann        Executive Committee Member, Secretary, General
                       Manager
Jane M. Mancini        Executive Committee Member, Chairperson
Vincent Esposito       Executive Committee Member
Eric Levy              Secretary
Albert Dal Porto       Senior Vice President
Karen C. Gardner       Vice President
Evelyn Cooper          Vice President
Lisa A. Burnell        Chief Compliance Officer
William Webb           Treasurer
Susan L. Lees          Assistant Secretary
Michael J. Velotta     Assistant Secretary
James P. Zils          Assistant Treasurer
Barry S. Paul          Assistant Treasurer

*The principal business address for Jane M. Mancini, Vincent Esposito, Peter H. Gallary and Eric Levy is One Post Office Square, Boston, Massachusetts 02109. The principal business address of every other foregoing committee member, officer and director is 3100 Sanders Road, Northbrook, IL 60062.



29C. COMPENSATION OF PRINCIPAL UNDERWRITER


(1)                (2)               (3)             (4)           (5)
                   Net Underwriting
Name of Principal  Discounts and     Compensation on               Brokerage
Underwriter        Commissions       Redemption      Commissions   Compensation
--------------------------------------------------------------------------------

Allstate
Distributors        N/A                 N/A        $80,477,971.63    N/A

30.  LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account I (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None.


32.  UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988,from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.




                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, Certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the Township of Northfield, State of Illinois, on the 29th day of April, 2002.

                                    ALLSTATE LIFE INSURANCE COMPANY
                                    SEPARATE ACCOUNT A
                                    (REGISTRANT)

                                    BY: ALLSTATE LIFE INSURANCE COMPANY
                                    (DEPOSITOR)
                                    By:/s/ Michael J. Velotta
                                    ---------------------------------
                                          Michael J. Velotta
                                          Senior Vice President,
                                          Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following directors and officers of Allstate Life Insurance Company on the 29th day of April, 2002.


*/THOMAS J. WILSON, II         Chairman of the Board and
----------------------         President and Director
Thomas J. Wilson, II           (Principal Executive Officer)


/s/MICHAEL J. VELOTTA          Senior Vice President, Secretary,
---------------------          General Counsel and Director
Michael J. Velotta


*/KEVIN R. SLAWIN              Senior Vice President and Director
------------------
Kevin R. Slawin


*/CASEY J. SYLLA               Chief Investment Officer and Director
----------------
Casey J. Sylla


*/SAMUEL H. PILCH               Vice President and Controller
-----------------               (Principal Accounting Officer)
Samuel H. Pilch


*/MARLA G. FRIEDMAN             Senior Vice President and Director
-------------------
Marla G. Friedman


*/JOHN C. LOUNDS                Senior Vice President and Director
-----------------
John C. Lounds

*/JOHN L. CARL                  Director
-----------------
John L. Carl

*RICHARD I. COHEN               Director
-----------------
Richard I. Cohen

*MARGARET G. DYER               Senior Vice President and Director
-----------------
Margaret G. Dyer

*EDWARD M. LIDDY                Director
-----------------
Edward M. Liddy

*J. KEVIN MCCARTHY              Senior Vice President and Director
-----------------
J. Kevin McCarthy

*DAVID A. BIRD                  Director
------------------
David A. Bird

*ROBERT W. PIKE                 Director
------------------
Robert W. Pike

*STEVEN E. SHEBIK               Vice President and Director
------------------              (Principal Financial Officer)
Steven E. Shebik

*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.



                                  Exhibit Index

Exhibit No.    Description

(4)(d)         Form of Death Benefit Change Endorsement
(10)(a)        Independent Auditors' Consent
(10)(b)        Consent of Foley & Lardner
(99)(b) Power of Attorney for David A. Bird, Marla G. Friedman, John C. Lounds, Samuel H. Pilch, Steven E. Shebik,
               Kevin R. Slawin, Casey J. Sylla and Thomas J. Wilson, II